Registration No. 333-17663
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 13 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
     THE EQUITABLE LIFE ASSURANCE               Christopher M. Condron,
     SOCIETY OF THE UNITED STATES               Chief Executive Officer
        (Exact Name of Trust)            The Equitable Life Assurance Society of
     THE EQUITABLE LIFE ASSURANCE                   the United States
      SOCIETY OF THE UNITED STATES            1290 Avenue of the Americas
       (Exact Name of Depositor)                New York, New York 10104
      1290 Avenue of the Americas        (Name and Address of Agent for Service)
        New York, New York 10104
  (Address of Depositor's Principal
        Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

         ROBIN WAGNER                             with a copy to:
    Vice President and Counsel                 Thomas C. Lauerman, Esq.
   The Equitable Life Assurance                    Foley & Lardner
   Society of the United States                  Washington Harbour
   1290 Avenue of the Americas                3000 K Street, Northwest
     New York, New York 10104                  Washington, D.C. 20007


                    ----------------------------------------


      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):


__X__ immediately upon filing pursuant to paragraph (b) of Rule 485

_____ on (date) pursuant to paragraph (b) of Rule 485


_____ 60 days after filing pursuant to paragraph (a) of Rule 485


_____ on ( date ) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 13 ("PEA") to the Form S-6 Registration Statement No. 333-17663 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed solely for the purpose of including in the Registration Statement Equitable Life's Incentive Life '02 Prospectuses dated October 21, 2002, which are new versions (for use in the retail and wholesale distribution channels) of Incentive Life, and additional exhibits thereto. The PEA does not amend or delete the Incentive Life or IL COLI Prospectuses dated May 1, 2002, as previously supplemented or any other part of the Registration Statement except as specifically noted herein.

(Part I of Post Effective Amendment No. 11 to the Form S-6 Registration Statement (File No. 333-17663) filed with the Commission on April 12, 2002, is incorporated by reference.)

Incentive Life(SM) '02
A flexible premium variable life insurance policy


PROSPECTUS DATED OCTOBER 21, 2002

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, prospectuses that contain important information about the Portfolios accompany this prospectus.

--------------------------------------------------------------------------------

This prospectus describes many aspects of an Incentive Life(SM) '02 policy, but is not itself a policy. The policy is the actual contract that determines your benefits and obligations under Incentive Life(SM) '02. To make this prospectus easier to read, we sometimes use different words than the policy. Equitable Life or your financial professional can provide any further explanation about your policy.

WHAT IS INCENTIVE LIFE(SM) '02?

Incentive Life(SM) '02 is issued by Equitable Life. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS*
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond              o EQ/Money Market(1)
o EQ/Alliance Intermediate Gov't Sec.    o EQ/J.P. Morgan Core Bond
o EQ/High Yield
--------------------------------------------------------------------------------
DOMESTIC STOCKS
--------------------------------------------------------------------------------
o AXA Premier VIP Healthcare             o EQ/Bernstein Diversified Value
o AXA Premier VIP Large Cap Core         o EQ/Capital Guardian U.S. Equity
  Equity                                 o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Growth       o EQ/FI Mid Cap Value
o AXA Premier VIP Large Cap Value        o EQ/FI Small/Mid Cap Value
o AXA Premier VIP Small/Mid Cap          o EQ/International Equity Index
  Growth                                 o EQ/Lazard Small Cap Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/Marsico Focus
o AXA Premier VIP Technology             o EQ/Mercury Basic Value Equity
o EQ/Alliance Common Stock               o EQ/MFS Emerging Growth Cos.
o EQ/Alliance Growth and Income          o EQ/Small Company Index
o EQ/Alliance Premier Growth             o PIMCO Renaissance
o EQ/Alliance Small Cap Growth           o U.S. Real Estate
--------------------------------------------------------------------------------
INTERNATIONAL STOCKS
--------------------------------------------------------------------------------
o AXA Premier VIP International Equity   o EQ/Emerging Markets Equity
o EQ/Alliance International              o EQ/Putnam International Equity
--------------------------------------------------------------------------------
BALANCED/HYBRID
--------------------------------------------------------------------------------
o EQ/Balanced
--------------------------------------------------------------------------------

(1) Reflects name change of EQ/Alliance Money Market option, effective November 8, 2002.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of EQ Advisors Trust, or AXA Premier VIP Trust (the "Trusts") or the Universal Institutional Funds, Inc. or The OCC Accumulation Trust (the "Funds"), which are mutual funds. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for a number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) reduce the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

Your financial professional can provide you with information about all forms of life insurance available from us and help you decide which may best meet your needs. Replacing existing insurance with Incentive Life(SM) '02 or another policy may not be to your advantage.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          X00423

Contents of this prospectus


--------------------------------------------------------------------------------
INCENTIVE LIFE(SM) '02
--------------------------------------------------------------------------------
What is Incentive Life(SM) '02?                                              1
Who is Equitable Life?                                                       4
How to reach us                                                              5
Charges and expenses you will pay                                            6
Risks you should consider                                                    9

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1. POLICY FEATURES AND BENEFITS                                             10
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How you can pay for and contribute to your policy                           10
The minimum amount of premiums you must pay                                 10
You can guarantee that your policy will not terminate
     before a certain date                                                  11
You can elect a "paid up" death benefit guarantee                           11
Investment options within your policy                                       12
About your life insurance benefit                                           13
You can decrease your insurance coverage                                    14
You can increase your insurance coverage by purchasing
     another policy                                                         15
Other benefits you can add by rider                                         15
Your options for receiving policy proceeds                                  16
Your right to cancel within a certain number of days                        16
Variations among Incentive Life(SM) '02 policies                            16
Other Equitable Life policies                                               16

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2. DETERMINING YOUR POLICY'S VALUE                                          17
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Your account value                                                          17

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3. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                     18
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Transfers you can make                                                      18
Telephone and EQAccess transfers                                            18
Our dollar cost averaging service                                           18
Our asset rebalancing service                                               18

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4. ACCESSING YOUR MONEY                                                     20
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Borrowing from your policy                                                  20
Making withdrawals from your policy                                         20
Surrendering your policy for its net cash surrender value                   21


----------------------
"We," "our" and "us" refers to Equitable Life. "Financial professional" means the registered representative who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life(SM) '02 anywhere such offers are not lawful. Equitable Life does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by Equitable Life.


2  Contents of this prospectus

Your option to receive a living benefit                                     21

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5. TAX INFORMATION                                                          22
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Basic tax treatment for you and your beneficiary                            22
Tax treatment of distributions to you                                       22
Tax treatment of living benefits proceeds                                   23
Effect of policy on interest deductions taken by
     business entities                                                      23
Requirement that we diversify investments                                   23
Estate, gift, and generation-skipping taxes                                 24
Pension and profit-sharing plans                                            24
Other employee benefit programs                                             24
ERISA                                                                       24
Our taxes                                                                   24
When we withhold taxes from distributions                                   25
Possibility of future tax changes and other tax information                 25

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6. MORE INFORMATION ABOUT PROCEDURES THAT
     APPLY TO YOUR POLICY                                                   26
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Ways to make premium and loan payments                                      26
Requirements for surrender requests                                         26
Ways we pay policy proceeds                                                 26
Assigning your policy                                                       26
Dates and prices at which policy events occur                               26
Policy issuance                                                             27
Gender-neutral policies                                                     28

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7. MORE INFORMATION ABOUT OTHER MATTERS                                     29
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Your voting privileges                                                      29
About our Separate Account FP                                               29
About our general account                                                   29
You can change your policy's insured person                                 30
Transfers of your account value                                             30
Disruptive transfer activity                                                30
Telephone and EQAccess requests                                             30
Deducting policy charges                                                    31
Suicide and certain misstatements                                           32
When we pay policy proceeds                                                 32
Changes we can make                                                         32
Reports we will send you                                                    32
Legal proceedings                                                           32
Illustrations of policy benefits                                            32
SEC registration statement                                                  33
How we market the policies                                                  33
Insurance regulation that applies to Equitable Life                         33
Directors and principal officers                                            34

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8. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND EQUITABLE LIFE
--------------------------------------------------------------------------------
Separate Account FP financial statements                                   A-1
Equitable Life financial statements                                        F-1

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APPENDICES
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I -- Information on market performance
II -- An index of key words and phrases
III -- Hypothetical illustrations

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EQ ADVISORS TRUST PROSPECTUS AND AXA PREMIER VIP TRUST PROSPECTUS, U.S. REAL
   ESTATE PORTFOLIO PROSPECTUS AND THE OCC ACCUMULATION TRUST--PIMCO
   RENAISSANCE PORTFOLIO PROSPECTUS (follow the Appendices of this prospectus or accompany this prospectus, but are not part of this prospectus)
--------------------------------------------------------------------------------


                                                  Contents of this prospectus  3

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. AXA, a French holding company for an international group of insurance and related financial services companies is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $440.7 billion in assets as of June 30, 2002. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


4  Who is Equitable Life?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and(3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone and EQAccess requests" for effective dates for processing telephone, Internet and facsimile requests later in this prospectus.

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BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
Equitable Life -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


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BY EXPRESS DELIVERY ONLY:
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At the Street Address for our Administrative Office:
Equitable Life -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277


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BY TOLL-FREE PHONE:
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Automated system available 22 hours every day, from 6 AM to 4 AM, Eastern Time;
customer service representative available weekdays 8 AM to 9 PM, Eastern Time:
1-888-855-5100.


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BY E-MAIL:
--------------------------------------------------------------------------------
life-service@equitable.com


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BY FACSIMILE ("FAX"):
--------------------------------------------------------------------------------
1-704-540-9714


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BY INTERNET:
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Our Web site (www.equitable.com) can also provide you information; some of the forms listed below are available for you to print out through our Web site by clicking on "Customer Service, Life Insurance" and selecting "Forms" from the right side of the screen. You can also access your policy information through our Web site by enrolling in EQAccess.

                      ----------------------------------

We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both the insured person and the owner;

(3) request for asset rebalancing; and

(4) designation of new policy owner(s).

We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) address changes;

(c) beneficiary changes;

(d) transfers between investment options; and

(e) changes in allocation percentages for premiums and deductions.

You can change your allocation percentages and/or transfer among investment options (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess transfers" and "Telephone and EQAccess requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (see "Disruptive transfer activity" in "More information about other matters.")

Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


                                                       Who is Equitable Life?  5

Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLE OF POLICY CHARGES

This table shows the charges that we deduct under the terms of your policy. For more information about some of these charges, see "Deducting policy charges" later in this prospectus. The Illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions.

------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from      Premium charge                      (a) 6% of each premium payment you make up to a certain amount(1)
amounts you contribute to                                       and (b) 3% of each premium payment thereafter (which we may increase
your policy:                                                    up to 6%)(2)
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from      Administrative charge(3)            (i) Initially, $20 in each of your policy's first 12 months and (ii)
your policy's value each                                        $7 in each subsequent month (which we may increase to as much as
month:                                                          $10). We also charge an additional amount per $1,000 of initial base policy face amount during your policy's first ten years. The amount charged varies with the insured's age at policy issue and will be set forth in your policy. For example, the monthly charge per $1,000 for an insured age 45 at issue is 10 cents.
                            --------------------------------------------------------------------------------------------------------
                            Cost of insurance charges           Amount varies depending on the specifics of your policy(4)
                            and optional rider charges(3)
                            --------------------------------------------------------------------------------------------------------
                            Mortality and expense               0.80% (effective annual rate) of the value you have in our variable
                            risk charge(5)                      investment options during the first 15 policy years. For policy years 16 and later, the charge is currently 0.30% (effective annual rate) of the value you have in the variable investment options up to
                                                                $250,000 and 0.20% (effective annual rate) of the value you have in the variable investment options over $250,000. We may increase this charge up to 0.50% (effective annual rate) of the value you have in the variable investment options.
------------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from      Surrender (turning in) of your      The amount of the surrender charge is set forth in your policy(6).
your account value at the   policy during its first 10 years    For any policy, the lowest initial surrender charge per $1,000 of
time of the transaction:                                        initial face amount would be $5.97, and the highest initial surrender charge per $1,000 of initial face amount would be $30.93.
                            --------------------------------------------------------------------------------------------------------
                            Requested decrease in your          A pro rata portion of the full surrender charge that would apply to
                            policy's face amount                a surrender at the time of the decrease
                            --------------------------------------------------------------------------------------------------------
                            Transfers among investment          $0 (current): $25 per transfer (maximum)(7)
                            options
------------------------------------------------------------------------------------------------------------------------------------

(1) Up to an amount equal to ten "target premiums." The "target premium" is actuarially determined for each policy, based on that policy's characteristics.

(2) We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses.

(3) Not applicable after the policy anniversary nearest to the insured person's 100th birthday.

(4) See "Monthly cost of insurance charge" and "Other benefits you can add by rider" later in this prospectus.

(5) Amounts in our guaranteed interest option are not included in the calculation of this charge.

(6) Beginning in your policy's seventh year, this amount declines at a constant rate each month until no surrender charge applies to surrenders made after the policy's 10th year. The initial amount of surrender charge depends on each policy's specific characteristics.

(7) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our Dollar Cost Averaging service or Asset Rebalancing service, as discussed later in this prospectus.


6 Charges and expenses you will pay

YOU ALSO BEAR YOUR PROPORTIONATE SHARE OF ALL FEES AND EXPENSES PAID BY A "PORTFOLIO" THAT CORRESPONDS TO ANY VARIABLE INVESTMENT OPTION YOU ARE USING:

This table shows the fees and expenses for 2001 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.

                    PORTFOLIO NAME                                        2001 FEES AND EXPENSES
                                               -----------------------------------------------------------------------
                                                                                       FEE WAIVERS
                                                                            TOTAL        AND/OR           NET TOTAL
                                               MANAGEMENT      OTHER        ANNUAL      EXPENSE            ANNUAL
                                                 FEES(1)     EXPENSES(2)   EXPENSES  REIMBURSEMENTS(3)    EXPENSES
----------------------------------------------------------------------------------------------------------------------
AXA PREMIER TRUST
----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.60%          0.84%         1.44%      (0.74)%             0.70%
AXA Premier VIP Health Care                      1.20%          1.16%         2.36%      (0.76)%             1.60%
AXA Premier VIP International Equity             1.05%          0.93%         1.98%      (0.43)%             1.55%
AXA Premier VIP Large Cap Core Equity            0.90%          0.93%         1.83%      (0.73)%             1.10%
AXA Premier VIP Large Cap Growth                 0.90%          0.79%         1.69%      (0.59)%             1.10%
AXA Premier VIP Large Cap Value                  0.90%          1.02%         1.92%      (0.82)%             1.10%
AXA Premier VIP Small/Mid Cap Growth             1.10%          0.93%         2.03%      (0.68)%             1.35%
AXA Premier VIP Small/Mid Cap Value              1.10%          1.15%         2.25%      (0.90)%             1.35%
AXA Premier VIP Technology                       1.20%          1.02%         2.22%      (0.62)%             1.60%
----------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.46%          0.07%         0.53%         --               0.53%
EQ/Alliance Growth and Income                    0.57%          0.06%         0.63%         --               0.63%
EQ/Alliance Intermediate Government Securities   0.50%          0.12%         0.62%         --               0.62%
EQ/Alliance International                        0.85%          0.25%         1.10%         --               1.10%
EQ/Alliance Premier Growth                       0.90%          0.06%         0.96%      (0.06)%             0.90%
EQ/Alliance Small Cap Growth                     0.75%          0.06%         0.81%         --               0.81%
EQ/Balanced                                      0.57%          0.08%         0.65%       0.00%              0.65%
EQ/Bernstein Diversified Value                   0.65%          0.09%         0.74%      (0.04)%             0.70%
EQ/Capital Guardian US Equity                    0.65%          0.11%         0.76%      (0.06)%             0.70%
EQ/Emerging Markets Equity                       1.15%          0.68%         1.83%      (0.28)%             1.55%
EQ/Equity 500 Index                              0.25%          0.06%         0.31%         --               0.31%
EQ/FI Mid Cap Value                              0.70%          0.27%         0.97%      (0.22)%             0.75%
EQ/FI Small/Mid Cap Value                        0.75%          0.11%         0.86%      (0.01)%             0.85%
EQ/High Yield                                    0.60%          0.07%         0.67%         --               0.67%
EQ/International Equity Index                    0.35%          0.50%         0.85%       0.00%              0.85%
EQ/J.P. Morgan Core Bond                         0.45%          0.11%         0.56%      (0.01)%             0.55%
EQ/Lazard Small Cap Value                        0.75%          0.13%         0.88%      (0.03)%             0.85%
EQ/Marsico Focus                                 0.90%          2.44%         3.34%      (2.44)%             0.90%
EQ/Mercury Basic Value Equity                    0.60%          0.10%         0.70%       0.00%              0.70%
EQ/MFS Emerging Growth Companies                 0.63%          0.09%         0.72%         --               0.72%
EQ/Money Market                                  0.33%          0.07%         0.40%         --               0.40%
EQ/Putnam International Equity                   0.85%          0.29%         1.14%      (0.14)%             1.00%
EQ/Small Company Index                           0.25%          0.35%         0.60%       0.00%              0.60%
----------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
----------------------------------------------------------------------------------------------------------------------
PIMCO Renaissance                                0.80%          0.50%         1.30%      (0.30)%             1.00%
----------------------------------------------------------------------------------------------------------------------
UNIVERSAL INSTITUTIONAL FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                 0.80%          0.35%         1.15%      (0.05)%             1.10%
----------------------------------------------------------------------------------------------------------------------

                                            Charges and expenses you will pay  7

(1) The management fees shown for the EQ Advisor Trust portfolios reflect revised management fees, effective May 1, 2001, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Also, initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001 and for the OCC Accumulation Trust -- PIMCO Renaissance Portfolio on July 10, 2002; thus, "Other Expenses" shown are estimated. See footnote (3) for expense limitation agreement information.

(3) Equitable Life, the manager of the AXA Premier VIP Trust, and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2003. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as Net Total Annual Expenses. Morgan Stanley Investment Management, Inc., which does business in certain instances as "Van Kampen," is the manager of the Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) to not more that the amount specified above as Net Total Annual Expenses, Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. OpCap Advisors LLC is the Investment Adviser of the OCC Accumulation Trust -- PIMCO Renaissance Portfolio, and has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the portfolio so that the total operating expenses of the portfolio (net of any expense offsets) do not exceed 1.00% of the annual average daily net assets. See the prospectuses for each underlying Trust or Fund for more information about the Expense Limitation Agreements.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


8  Charges and expenses you will pay

Risks you should consider

--------------------------------------------------------------------------------

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" later in this prospectus); (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); (3) make a charge of up to $25 for each transfer among investment options that you make; or (4) change our other current charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in-force policies, as well as to new policies.

Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

o We can increase certain charges without your consent, within limits stated in your policy.

o You may have to pay a surrender charge if you wish to discontinue some or all of your insurance coverage under a policy.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.


                                                    Risks you should consider  9

1. Policy features and benefits

--------------------------------------------------------------------------------

Incentive Life(SM) '02 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive in this "base policy" are described below.

You can also add riders to your base policy that can increase the benefits you receive and affect the amounts you pay in certain circumstances. Those riders are discussed in "Other benefits you can add by rider" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life(SM) '02 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life(SM) '02 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life(SM) '02 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 100th birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------

LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premium you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay.

If at any time when your policy's account value is high enough that the alternative death benefit discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with adequate evidence that he/she continues to meet our requirements for issuing insurance.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net account value" is not enough to pay your policy's monthly charges when due unless:

o you have paid sufficient premiums to maintain one of our available guarantees against termination and your policy is still within the period of that guarantee and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below); or

o you have elected the "paid up" death benefit guarantee and it remains in effect and you do not have an outstanding loan (see "You can elect a "paid up" death benefit guarantee" below).

("Account value" and "net account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the


10  Policy features and benefits
policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
Your policy will terminate if you don't (i) pay enough premiums to pay the charges we deduct or (ii) maintain in effect one of the guarantees that can keep your policy from terminating. However, we will first send you a notice and give you a chance to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also present evidence of insurability satisfactory to us and pay at least the amount of premium that we require. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premium. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have two options for how long the guarantee will last. The two guarantee options are as follows:

(1) a guarantee for the first five years of your policy (the policy calls this the "no-lapse guarantee")

                                      or

(2) a guarantee of 20 years, but in no case beyond the policy anniversary nearest to the insured's 100th birthday (the policy calls this the "extended no-lapse guarantee").

In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed below) and any policy loan must not exceed the policy account value. Maintaining the extended no-lapse guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the five-year guarantee.

--------------------------------------------------------------------------------
In most states, if you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST. If your policy's net account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either of the two above-listed guarantee options that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the two above-listed guarantees, we compound each amount at a 4% annual interest rate from the due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the two guarantees discussed above is set forth in your policy on a monthly basis if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy changes, or a rider is added or eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

In most states, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted" amount due to exercise of a living benefits rider exceeds your policy's account value or if (ii) you request us to terminate the election.

In order to elect the paid up death benefit guarantee:

o you must have death benefit "Option A" in effect (see "About your life insurance benefit" below);

o  you must terminate any riders to your policy that carry additional charges;

o the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a current distribution from the policy to avoid such disqualification; and

o the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.


                                               Policy features and benefits   11

The paid up death benefit guarantee applies only to your base policy's face amount, and not to other coverage under any riders that (as noted above) must be terminated when the guarantee is elected.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Charges and expenses you will pay" earlier in this prospectus.)

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you can pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" later in this prospectus), except that:

o We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

o Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

Election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," later in this prospectus. You should consult your tax advisor before making this election.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date"). In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options in our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date. You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

You should note that some of the portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager. The advisors who make the investment decisions for each Portfolio are as follows:

o  AIM Capital Management, Inc. (advises a portion of AXA Premier VIP Health
   Care)

o Alliance Capital Management L.P. (for each EQ/Alliance option, for the EQ/Equity 500 Index, the EQ/Balanced, EQ/Money Market, EQ/High Yield and EQ/Bernstein Diversified Value options; also advises a portion of AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Technology and AXA Premier VIP International Equity)

o AXA Rosenberg Investment Management LLC (advises a portion of the AXA Premier VIP Small/Mid Cap Value option)

o Bank of Ireland Asset Management (U.S.) Limited (advises a portion of AXA Premier VIP International Equity)

o BlackRock Advisors, Inc. (advises a portion of the AXA Premier VIP Core Bond option)

o Capital Guardian Trust Company (for the EQ/Capital Guardian U.S. Equity option; also advises a portion of EQ/Balanced)


12  Policy features and benefits

o Deutsche Asset Management, Inc. (for EQ/International Equity Index and EQ/Small Company Index options)

o Dresdner RCM Global Investors, LLC (advises a portion of AXA Premier VIP Health Care, AXA Premier VIP Large Cap Growth and AXA Premier VIP Technology)

o Fidelity Management & Research Company (for the EQ/FI Mid Cap and the EQ/FI Small/Mid Cap Value options)

o Institutional Capital Corporation (advises a portion of AXA Premier VIP Large Cap Value)

o Firsthand Capital Management, Inc. (advises a portion of AXA Premier VIP Technology)

o J.P. Morgan Investment Management, Inc. (for the EQ/J.P. Morgan Core Bond option)

o Janus Capital Management LLC (advises a portion of AXA Premier VIP Large Cap Core Equity)

o  Jennison Associates, LLC (advises a portion of the EQ/Balanced option)

o  Lazard Asset Management (for the Lazard Small Cap Value option)

o  Marsico Capital Management, LLC (advises the EQ/Marsico Focus option)

o MFS Investment Management (for the EQ/MFS Emerging Growth Companies option; also advises a portion of AXA Premier VIP Large Cap Value)

o Mercury Advisors (for the EQ/Mercury Basic Value Equity option; also advises a portion of EQ/Balanced)

o Morgan Stanley Investment Management (for the EQ/Emerging Markets Equity option)

o OpCap Advisors, LLC (adviser for the OCC Accumulation Trust-PIMCO Renaissance Portfolio)

o OppenheimerFunds, Inc. (advises a portion of AXA Premier VIP International Equity)

o Pacific Investment Management Company, LLC (PIMCO) (advises a portion of AXA Premier VIP Core Bond)

o Provident Investment Counsel, Inc. (advises a portion of AXA Premier VIP Small/Mid Cap Growth)

o  Prudential Investments LLC (advises a portion of EQ/Balanced)

o Putnam Investment Management, LLC (for the EQ/Putnam International Equity option)

o RS Investment Management, LP (advises a portion of AXA Premier VIP Small/Mid Cap Growth)

o TCW Investment Management Company (advises a portion of AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Large Cap Growth)

o Thornburg Investment Management, Inc. (advises a portion of AXA Premier VIP Large Cap Core Equity)

o Van Kampen (which is the name under which Morgan Stanley Investment Management, Inc., does business in certain instances, including as the adviser of the U.S. Real Estate Portfolio of the Universal Institutional Funds, Inc.)

o Wellington Management, LLP (advises a portion of AXA Premier VIP Health Care and AXA Premier VIP Small/Mid Cap Value)

Each portfolio is a part of EQ Advisors Trust or AXA Premier VIP Trust (other than the portfolios managed by OpCap Advisors LLC, and Van Kampen). Equitable Life serves as investment manager of the Trusts. As such, Equitable Life oversees the activities of the above-listed advisors with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisors. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)

Our arrangement with the unaffiliated fund sponsors may provide that they or one of their affiliates will pay us based on a percentage (up to 0.30% on an annual basis) of the net assets of a portfolio attributable to the Policies. The fees are not charged to you, the Separate Account or the portfolio.

You will find other important information about each Portfolio in the separate prospectuses for each Trust and the Funds attached at the end of this prospectus. We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts you allocate to our guaranteed interest option. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
We will pay at least 3% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life(SM) '02 policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $50,000 is the smallest amount of coverage you can request.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is

o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                      or

o Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many


                                               Policy features and benefits   13
   factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's value, in part to meet the Internal Revenue Code's definition of "life insurance." Thus, we will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or
Option B death benefit you have selected.
--------------------------------------------------------------------------------

-------------------------------------------------------------
 Age*   40 and under    45      50      55      60      65
-------------------------------------------------------------
  %     250%            215%    185%    150%    130%    120%
        70      75-95   99-Over
  %     115%    105%    101%
-------------------------------------------------------------

* For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a living benefit" later in this prospectus.

--------------------------------------------------------------------------------
You can request a change in your death benefit option any time after the second year of the policy and before the policy anniversary nearest to the insured's 100th birthday; however changes to Option B are not permitted after the insured person reaches age 86.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 85.

If you change from Option B to A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (discussed above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of a decrease in face amount.

YOU CAN DECREASE YOUR INSURANCE COVERAGE

You may request a decrease in your policy's face amount any time after the second year of your policy and before the policy anniversary nearest to the insured's 100th birthday. The requested decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.

We can refuse any requested decrease. We will not approve any decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy. The following additional conditions also apply:

You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. In no event will the surrender charge due exceed your account value less any amounts we are holding to secure policy loans (including any interest on those amounts that have not yet been allocated to the variable investment options). We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount. This could have adverse tax consequences.


14  Policy features and benefits

YOU CAN INCREASE YOUR INSURANCE COVERAGE BY PURCHASING ANOTHER POLICY.

After the first policy year while this policy is in force and the insured person is not more than attained age 85, and provided that there has been no previous reduction in the face amount, you may ask us to increase the face amount of insurance. You must provide evidence satisfactory to us of the insurability of the insured person. Any increase you ask for must be at least $10,000. If the increase is approved, we will issue a new variable life policy for the amount of the increase. The new policy will be issued for the rating class of the insured person on the date of increase, and, if we are no longer issuing Incentive Life '02, will be a variable life policy we are issuing on the date of increase. The new policy will be subject to its own terms and conditions, except that (1) we will waive any portion of the monthly administrative charge for the new policy that is independent of the face amount of insurance; and (2) any reduction in face amount, change in death benefit option, or partial withdrawal may not reduce the face amount of the new policy to less than $10,000.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

o  disability waiver benefits

o  option to purchase additional insurance

o  children's term insurance

We add the following riders automatically at no charge to each eligible policy:


o  substitution of insured person rider

o waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations)

o  living benefits rider

o  accounting benefit endorsement

Equitable Life or your financial professional can provide you with more information about these riders. Some of these benefits may only be selected at issue. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional information, and we will furnish samples of them to you on request. The maximum amount of any charge we make for a rider will be set forth in the rider or in the policy itself. We can, however, add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

ACCOUNTING BENEFIT ENDORSEMENT

Subject to the conditions discussed below, Equitable Life will offer an endorsement to your policy (the "Endorsement") that will refund or waive all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement will be offered where the following conditions are met:

o policies are corporately owned, or are "split dollar" cases that are collaterally assigned to the company;

o the persons proposed to be insured are deemed by us to be "highly compensated" individuals;

o the minimum initial premium under each policy is remitted to Equitable Life by the employer; and

o the aggregate annualized first year planned periodic premium is at least $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies are issued.

Eligible cases will be issued with the Accounting benefit endorsement unless the policyowner requests us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policyowners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:


--------------------------------------------------------------------------------
                               PERCENT OF PREMIUM     PERCENT OF SURRENDER
  SURRENDER IN POLICY YEAR    DEDUCTION REFUNDED        CHARGES WAIVED
--------------------------------------------------------------------------------
             1                       100%                    100%
             2                       67%                     80%
             3                       33%                     60%
             4                       0%                      40%
             5                       0%                      20%
         6 and later                 0%                      0%
--------------------------------------------------------------------------------

For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

o 67% of the charges that had been deducted from premiums (i.e., the sales charge); and

o 80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy nor does it affect the calculations to determine whether your policy will lapse or terminate.

THE OPTION TO PURCHASE ADDITIONAL INSURANCE. The option to purchase additional insurance rider permits you to purchase additional coverage on the insured person, without evidence of insurability, if specified events occur.


                                               Policy features and benefits   15

See also "Tax information" later in this prospectus for certain possible tax consequences of face amount changes or adding or deleting riders.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. Equitable Life or your financial professional can provide you with samples of such contracts on request.

--------------------------------------------------------------------------------
You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
--------------------------------------------------------------------------------

If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or trust) we will pay any such single sum death benefit through an interest-bearing checking account (the "Equitable Access AccountTM") that we will automatically open for the beneficiary. The beneficiary will have immediate access to the proceeds by writing a check on the account. We pay interest on the proceeds from the date of death to the date the beneficiary closes the Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the net account value. In some states, we will not adjust the premiums paid to reflect investment performance.

To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states or situations, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.

VARIATIONS AMONG INCENTIVE LIFE(SM) '02 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

Equitable Life also may vary the charges and other terms of Incentive Life(SM) '02 where special circumstances result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life(SM) '02. We will make such variations only in accordance with uniform rules that we establish.

Equitable Life or your financial professional can advise you about any variations that may apply to your policy.

OTHER EQUITABLE LIFE POLICIES

We offer a variety of fixed and variable life insurance policies, including products designed specifically for corporations and partnerships, which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. You can contact us to find out more about any other Equitable Life insurance policy.


16  Policy features and benefits

2. Determining your policy's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in
(iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your account value is subject to certain charges discussed in "Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your account value will be credited with the same returns as are achieved by the Portfolios or guaranteed interest option that you select, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts you have specifically requested that we allocate to that option and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.


                                             Determining your policy's value  17

3. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. You may submit a written request for a transfer to our Administrative Office, you can make a telephone request or you can make a request over the Internet (see below). We also reserve the right to restrict transfers among variable investment options as described in your contract, including limitations on the number, frequency, or dollar amount of transfers.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greater of (a) 25% of your then current balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.

TRANSFER CHARGE. We do not currently make any charge for transfers. We reserve the right, however, to impose up to a $25 charge for each transfer you make. This charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our dollar cost averaging or asset rebalancing service, as discussed below.

TELEPHONE AND EQACCESS TRANSFERS

TELEPHONE TRANSFERS. You can make telephone transfers by following one of two procedures:

o if you are both the policy's insured person and its owner, by calling the number under "By toll-free phone" in "How to reach us" earlier in this prospectus, from a touch tone phone; or

o whether or not you are both the insured person and owner, by sending us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

For more information see "Telephone and EQAccess requests" later in this prospectus. We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

EQACCESS TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our Web site and enrolling in EQAccess. This service may not always be available. Generally, the above described restrictions relating to telephone transfers also apply to EQAccess transfers.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

OUR DOLLAR COST AVERAGING SERVICE

We offer a dollar cost averaging service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the dollar cost averaging service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our dollar cost averaging service (also referred to as our "automatic transfer service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the dollar cost averaging service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the dollar cost averaging service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the dollar cost averaging service at any time. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.


18  Transferring your money among our investment options

You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each variable investment option selected must be at least 5% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.


                        Transferring your money among our investment options  19

4. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY
You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a living benefit" below.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o  you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

o  the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we are first offering Incentive Life(SM) '02 policies in 2002 the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up guaranteed death benefit to terminate or may cause any other guarantee against lapse to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for


20  Accessing your money
charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed earlier in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or because it could result in a no-lapse guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy and applicable waivers of surrender charges in the event of federal estate tax repeal.

YOUR OPTION TO RECEIVE A LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally 75%) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider).

We make no additional charge for the rider. However, if you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

                                                        Accessing your money  21

5. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life(SM) '02 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus.

TAX TREATMENT OF DISTRIBUTIONS TO YOU

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as an "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, or selection of additional rider benefits or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, there are overall limits on the amount of premiums you may pay under your policy in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal) or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal


22  Tax information
income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Equitable Life (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.

TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person, however, if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

EFFECT OF POLICY ON INTEREST DEDUCTIONS TAKEN BY BUSINESS ENTITIES

Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy, will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.

Any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to these rules, as well as the other rules and possible pending legislative proposals which might further restrict available exceptions to this limit on interest deductions or make other tax law changes with respect to such coverage.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income


                                                             Tax information  23
and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions and certain gifts of $11,000 (previously the amount was $10,000) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (indexed annually for inflation, e.g., $1,100,000 for 2002). Beginning in year 2004, this exemption will be the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter. Beginning in 2011, at any time during which there is no federal estate tax in effect, we will waive any surrender charges that would otherwise apply, upon a surrender of your policy or a reduction of the face amount of insurance.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed.


PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. Among other issues, these policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit. In early 2002 the IRS issued a Notice and opening of a regulations project concerning the taxation of split-dollar life insurance arrangements. Proposed regulations have been issued which provide new proposed and interim guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.

OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.


24  Tax information

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums, or otherwise allocable to the policies.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed.

OTHER INFORMATION:

There are a number of tax benefits associated with variable life insurance policies. For these benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among portfolios of the separate account, but you may not direct the investments each portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the frequency of transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, it had not done so as of the date of this prospectus. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various portfolios; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying investment options. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.


                                                             Tax information  25

6. More information about procedures that apply to your policy

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "Equitable Life."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to Equitable Life, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than Equitable Life and endorsed over to Equitable Life only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms.

Finally, in order for your surrender request to be complete, you must return your policy to us.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g. upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued proposed regulations concerning split-dollar arrangements, including policies subject to collateral assignments. The proposed regulations provide both new proposed and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Employee benefit programs" and "Estate, gift and generation- skipping taxes" in the "Tax Information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, or notice from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAYS. Business day is every day that the New York Stock Exchange is open for regular trading. A business day ends at the time regular trading on the exchange closes (or is suspended) for the day. We compute unit values for our variable investment options as of the end of each business day. This usually is 4:00 p.m., Eastern Time.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o  loan repayments and interest payments


26  More information about procedures that apply to your policy

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o  withdrawals

o  tax withholding elections

o  face amount decreases that result from a withdrawal

o  changes of allocation percentages for premium payments or monthly deductions

o  surrenders

o  changes of beneficiary

o  transfers from a variable investment option to the guaranteed interest option


o  changes in form of death benefit payment

o  loans

o  transfers among variable investment options

o  assignments

o  termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o  changes in face amount

o  election of paid up death benefit guarantee

o  changes in death benefit option

o  changes of insured person

o  restoration of terminated policies

DOLLAR COST AVERAGING SERVICE. Transfers pursuant to our dollar cost averaging service (automatic transfer service) occur as of the first day of each policy month. If you request the dollar cost averaging service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

o If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or
   (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date will be the same as the date we actually issue the policy (the "issue date").

Policies that would otherwise receive a register date of the 29th, 30th or 31st of any month will receive a register date of the 28th of that month.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date, or, if later, the date we receive your full minimum initial premium at our Administrative Office.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage. If you do not submit the full minimum initial premium with your application and the minimum initial premium is paid upon delivery, your monthly charges commence as of the register date. Generally, the register date will be earlier than the date coverage begins and therefore monthly deductions will apply before coverage is in effect.


                 More information about procedures that apply to your policy  27

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life(SM) '02 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life(SM) '02 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life(SM) '02 policy.


28  More information about procedures that apply to your policy

7. More information about other matters

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YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life(SM) '02 and other policies that Separate Account FP supports.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. The results of Separate Account FP's operations are accounted for without regard to Equitable Life's other operations.

Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into Equitable Life, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account FP.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life(SM) '02 invests solely in the Class of shares issued by the corresponding Portfolio for which no distribution fee is imposed. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that Portfolio.

Each Trust sells its shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and annuity products, to the trustee of a qualified plan for Equitable Life, and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. The Funds sell its shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and/or annuity products and to separate accounts of insurance companies that are unaffiliated with Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees of each Trust and the Board of Directors of the Fund intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so. Also, if we ever believe that any of the Portfolios is so large as to materially impair the investment performance of the Portfolio involved, we will examine other investment alternatives.

ABOUT OUR GENERAL ACCOUNT

Our general account assets support all of our obligations, (including those under the Incentive Life(SM) '02 policies and, more specifically, the guaranteed interest option). Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

Because of applicable exemptions and exclusions, we have not registered interests in the general account under the Securities Act of 1933 or registered the general account as an investment company with the SEC. Accordingly, neither the general account, the guaranteed interest option, nor any interests therein, are subject to regulation under those acts. The staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


                                        More information about other matters  29

We declare the rate of interest periodically, but it will not be less than 3%. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies.


YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics and may result in a loss of any death benefit guarantees. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," unless we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that causes your policy to fail the definition of life insurance.

TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. When we cannot process part of a transfer request, we will not process any other part of the request. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the dollar cost averaging service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing program will terminate if either (2) or (3) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the Incentive Life(SM) '02 contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may among other things restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.

TELEPHONE AND EQACCESS REQUESTS

If you are a properly authorized person, you may make transfers between investment options by telephone or over the Internet as described earlier in this prospectus under "Telephone and EQAccess transfers."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through EQAccess if you are the individual owner:

o  changes of premium allocation percentages

o  changes of address

Currently, you may request a policy loan by calling the toll-free number.

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any


30 More information about other matters losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or facsimile transaction request that we receive after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

DEDUCTING POLICY CHARGES

MONTHLY COST OF INSURANCE CHARGE. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

Our cost of insurance rates are guaranteed not to exceed those that will be specified in your policy. For most insured persons at most ages, our current rates are lower than those maximums. Therefore, we have the ability to raise these rates up to the guaranteed maximum at any time.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(SM) '02 policies for insureds who are age 18 or above are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(SM) '02 policies for insureds who are under age 18 are based on the 1980 Commissioner's Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

We offer lower rates for non-tobacco users only if they are at least age 18. You may ask us to review a younger insured person's tobacco habits beginning on the policy anniversary on which such person is age 18.

Any insured person of attained age 18 or over being charged tobacco user rates may apply for non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

The change to non-tobacco user rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

REDUCTION IN MORTALITY AND EXPENSE RISK CHARGES. We commenced offering Incentive Life '02 only in 2002. Therefore the planned reductions in mortality and expense risk charges after the 15th policy year have not yet been implemented under any policy.

DATE OF MONTHLY DEDUCTIONS. We make the regular monthly deductions as of the first day of each month of the policy.

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss.

The current and maximum rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies. The surrender charge, for example, is designed primarily to defray sales expenses, but may also be used to defray other expenses associated with your policy that we have not recovered by the time of any surrender. Similarly, the premium charge is designed primarily to defray sales and tax expenses we incur that are based on premium payments.


                                        More information about other matters  31

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. We intend to comply with applicable law in making any changes and, if necessary, we will seek policyowner approval. We have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life(SM) '02 from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions.

LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.

ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including:


32  More information about other matters

(i) the insured person's characteristics; (iii) policy features you choose;
(iii) actual premium payments you make; (iv) loans or withdrawals you make; and
(v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

DIFFERENT KINDS OF ILLUSTRATIONS. Both hypothetical and personalized illustrations can reflect the investment management fees and expenses incurred in 2001 (or expected to be incurred in 2002, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon an assumed percentage allocation of premium payments among the available underlying portfolios (currently, this type of illustration is limited to a combination of up to five of the available underlying portfolios). A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. An arithmetic/weighted illustration uses the straight average of all of the available underlying portfolios' investment management fees and a weighted average (based upon the aggregate assets in each portfolio at the end of 2001) of the expenses of all of the available portfolios. A historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted, fund specific, or arithmetic/weighted illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing a historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The investment management fees and expenses used in all of the illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the portfolios (see the fee table under "Charges and expenses you will pay" earlier in this prospectus). If these fees and expenses were not reduced to reflect the expense limitation arrangements in effect, the values in the illustrations would be lower.

You can request an arithmetic illustration as well any of the other illustrations described above. Appendix III to the prospectus contains an arithmetic hypothetical illustration.

SEC REGISTRATION STATEMENT

We have on file with the SEC a registration statement under the Securities Act of 1933 that relates to the Incentive Life(SM) '02 policies. The registration statement contains additional information that is not required to be included in this prospectus. You may obtain this information, for a fee, from the SEC's Public Reference Section at 450 5th Street, N.W., Washington, D.C. 20549 or, without charge, from the SEC's Web site (www.sec.gov).

HOW WE MARKET THE POLICIES

We offer variable life insurance policies (including Incentive Life(SM) '02) and variable annuity contracts through AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc., and an affiliate of Equitable
Life. The Investment Company Act of 1940, therefore, classifies AXA Advisors as the "principal underwriter" of those policies and contracts. AXA Advisors also serves as "principal underwriter" of the Trusts. Prior to September 1999, AXA Advisors' predecessor was the manager of EQ Advisors Trust. AXA Advisors' address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). For each of the years 2000 and 2001, AXA Advisors was paid a fee of $325,380. Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable life separate accounts, including separate account FP, $543,488,990 in 2001 and $666,577,890 in 2000. Of these amounts, AXA Advisors retained $277,057,837 and $385,314,054, respectively.

We sell Incentive Life(SM) '02 through financial professionals who are licensed insurance agents and are also registered representatives of AXA Advisors. The financial professional who sells you this policy receives sales commissions from Equitable Life. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the financial professionals will receive maximum commissions of: 50% of premiums you pay up to one target premium in your policy's first two years; plus 4% of any additional premiums you pay before the 11th policy year; plus 3% of all other premiums you pay in policy years 11 and later. We may substitute a form of asset-based compensation for premium-based compensation after the first policy year.

We also sell the policies through financial professionals who are licensed independent insurance brokers and are also registered representatives either of AXA Advisors or of another SEC registered broker-dealer. The commissions for independent brokers will be no more than those for agents.


INSURANCE REGULATION THAT APPLIES TO EQUITABLE LIFE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


                                        More information about other matters  33

Directors and principal officers

--------------------------------------------------------------------------------

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.




DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since July 1992). Member of the Management Board of AXA (January
25 Avenue Matignon                     2000 to present); Group Executive President, Human Resources, Communication and Synergies
75008 Paris, France                    (January 2000 to present); Senior Executive Vice President, Human Resources and
                                       Communications, AXA (January 1997 to present); prior thereto, Executive Vice President,
                                       Culture-Management-Communication (1993 to January 1997); and various positions with AXA affiliated companies; Member, Executive Committee, AXA (January 1997 to January 2000);
                                       Director, AXA Financial, Inc. (December 1996 to present).
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since September 1993). Director (since May 1994) and Chairman of
25 Avenue Matignon                     the Board of AXA Financial, Inc. (since April 1998); Vice Chairman (February 1996 to April
75008 Paris, France                    1998). President of the Management Board and Chief Executive Officer of AXA (since May 2000),
                                       Vice Chairman of AXA's Management Board (January 2000 to May 2000). Member of the Executive
                                       Committee of AXA. Prior thereto, Senior Executive Vice President, Financial Services and Life
                                       Insurance Activities in the United States, Germany, the United Kingdom and Benelux (1997 to
                                       1999); Executive Vice President, Financial Services and Life Insurance Activities (1993 to
                                       1997) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group.
                                       Director of Alliance Capital Management Corporation, the general partner of Alliance Holding and Alliance (since October 1993). A former Director of Donaldson, Lufkin & Jenrette ("DLJ")
                                       from July 1993 to November 2000.
------------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill
------------------------------------------------------------------------------------------------------------------------------------
AXA Konzern AG                         Director of Equitable Life (since May 2000). Chairman of the Management Board of AXA
Gereonsdriesch 9-11                    Konzern AG (since June 1999). Member of the AXA Group Management Board since April 1999.
50670 Cologne, Germany                 Prior thereto, member of the Holding Management Board of Gerling-Konzern in Cologne (1995 to
                                       April 1999). Chairman of the Management Board of AXA Versicherung AG, AXA Lebensversicherung
                                       AG and AXA Service AG (since October 2001). Director of AXA Financial (since May 2000).
------------------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne
------------------------------------------------------------------------------------------------------------------------------------
198 N. Wilton Road                     Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill Companies
New Canaan, CT 06840                   (since  January 2000); prior thereto, Chairman (April 1988 to January 2000) and Chief
                                       Executive Officer (April 1983 to April 1998). Director of Harris Corporation and Ryder
                                       System, Inc. (since 1995). Director of AXA Financial, Inc. (since May, 1992). He retired as a Director of McGraw-Hill Companies in April 2000.

------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since February 1998). Executive Vice President of Finance and
25 Avenue Matignon                     Strategy of AXA (since January 2000). Prior thereto, Senior Vice President, International
75008 Paris, France                    (US-UK-Benelux) AXA (January 1997 to January 2000) and member of AXA Executive Board (since
                                       January, 2000). Director, Alliance (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------

34 Directors and principal officers

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou
------------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal S.A.                 Director of Equitable Life (since July 1992). Chairman and Chief Executive Officer of
42, avenue de Friedland                Vivendi Universal S.A. (since July 2002). Vice Chairman of the Supervisory Board of
75008 Paris, France                    Aventis (since May 2002). Prior thereto, Vice Chairman of the Management Board of
                                       Aventis (December 1999 to May 2002); Chairman and Chief Executive Officer of Rhone-Poulenc,
                                       S.A. (1986 to December 1999). Member of the Supervisory Board of AXA. Director of Schneider
                                       Electric, Rhodia, and Pernod-Ricard and European Aeronautic Defense and Space Company.
                                       Former Member of the Consulting Council of Banque de France. Director, AXA Financial (since
                                       July, 1992).
------------------------------------------------------------------------------------------------------------------------------------
Norman C. Francis
------------------------------------------------------------------------------------------------------------------------------------
Xavier University of Louisiana         Director of Equitable Life (since March 1989). President of Xavier University of Louisiana
7325 Palmetto Street                   (since  September 1968); Director and Chairman of the Board, Liberty Bank and Trust, New
New Orleans, LA 70125                  Orleans, LA, and Entergy Corporation. Former Director of First National Bank of Commerce and
                                       Piccadilly Cafeterias, Inc. Director of AXA Financial, Inc. (since May 2002).
------------------------------------------------------------------------------------------------------------------------------------
John C. Graves
------------------------------------------------------------------------------------------------------------------------------------
Graves Ventures, LLC                   Director of Equitable Life (since September 2002). President and Chief Operating Officer of
130 Fifth Avenue                       Graves Ventures, LLC (since January 2001) and Chief of Staff of Earl G. Graves, Ltd.
New York, NY 10011                     (since March 1993). Prior thereto, Attorney at Cleary, Gottlieb, Steen & Hamilton (1989 to
                                       1993). Trustee of Meharry Medical College (since September 2001) and President of Catholic
                                       Big Brothers, Inc. (since June 1992). Director of AXA Financial, Inc. (since September
                                       2002).

------------------------------------------------------------------------------------------------------------------------------------
Donald J. Greene
------------------------------------------------------------------------------------------------------------------------------------
LeBoeuf, Lamb, Greene & MacRae         Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene & MacRae
125 West 55th Street                   (since 1999). Prior thereto, Partner of the firm (1965 to 1999). Director of AXA Financial
New York, NY 10019-4513                (since May 1992). Director of Associated Electric and Gas Insurance Services and AXIS
                                       Specialty Insurance Company since 2001.
------------------------------------------------------------------------------------------------------------------------------------
John T. Hartley
------------------------------------------------------------------------------------------------------------------------------------
1412 South Riverside Drive             Director of Equitable Life (since August 1987). Retired as Director of the Harris Corporation
Indialantic, FL 32903                  in 2000. Director of AXA Financial (since May 1992); Former Director of the McGraw Hill
                                       Companies.
------------------------------------------------------------------------------------------------------------------------------------
John H.F. Haskell Jr.
------------------------------------------------------------------------------------------------------------------------------------
UBS Warburg LLC                        Director of Equitable Life (since July 1992); Director of AXA Financial (since July 1992);
299 Park Avenue                        Senior Advisor of UBS Warburg LLC (formerly Warburg Dillon Read LLC) (since 1999);
New York, NY 10171                     Director (until 2000); Prior thereto, Managing Director and member of its Board of
                                       Directors (1975-1999); Chairman, Supervisory Board, Dillon Read (France) Gestion (until
                                       1998); Director, Pall Corporation (since November 1998) and Director, Security Capital
                                       Corporation (since September 2001).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson
------------------------------------------------------------------------------------------------------------------------------------
425 E. 86th Street, Apt. 12-C          Director of Equitable Life (since December 1996). Retired Corporate Vice President, Core
New York, NY 10028                     Business Development of Bestfoods (from June 1999 until December 2000). Prior thereto,
                                       President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice President,
                                       Bestfoods (1997 to 1999). President, CPC Specialty Markets Group (1993 to 1997); Director,
                                       Hunt Corporation, PACTIV Corporation, the "Shell" Transport and Trading Company, plc. and
                                       Visiting Nurse Service of New York. Director, AXA Financial (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain
------------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                     Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since 1979);
77 King Street West                    and officer or director of several affiliated companies. Director, AXA Insurance (Canada),
Suite 4545 Royal Trust Tower           Anglo Canada General Insurance Company, Alliance Capital Management Corporation and AXA
Toronto, Ontario M5K 1K2               Pacific Insurance Company, Former Director, AXA Asia Pacific Holdings Limited
Canada                                 (December 1999 to September 2000) and a former Director of DLJ (October 1999 to
                                       November 2000). Chairman (non-executive) and Director, FCA International Ltd. (January 1994
                                       to May 1998). Director of AXA Financial, Inc. (since July 1992).
------------------------------------------------------------------------------------------------------------------------------------

                                             Directors and principal officers 35

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christina Johnson
------------------------------------------------------------------------------------------------------------------------------------
Saks Fifth Avenue Enterprises          Director of Equitable Life (since Septmeber 2002). President and Chief Executive Officer of
12 East 49th Street                    Saks Fifth Avenue Enterprises (since February 2001). Prior thereto, President and Chief
New York, NY 10017                     Executive Officer of Saks Fifth Avenue (February 2000 to February 2001); Vice Chairman and
                                       Chief Operating Officer of Saks Fifth Avenue (May 1999 to February 2000); Vice Chairman of
                                       Saks Fifth Avenue (September 1998 to February 2000); Executive Vice President-Director of
                                       Stores of Saks Fifth Avenue (July 1996 to September 1998); Senior Vice President and
                                       Regional Director of Stores/East of Saks Fifth Avenue (1992 to July 1996). Regional Vice
                                       President for the Greater New York Area of the National Italian American Foundation and
                                       Director of Women In Need, Inc. Director of AXA Financial, Inc. (since September 2002).
------------------------------------------------------------------------------------------------------------------------------------
George T. Lowy
------------------------------------------------------------------------------------------------------------------------------------
Cravath, Swaine & Moore                Director of Equitable Life (since July 1992). Partner, Cravath, Swaine & Moore.
825 Eighth Avenue                      Director, Eramet (since June 1995). Director of AXA Financial, Inc. (since May 2002).
New York, NY 10019
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller
------------------------------------------------------------------------------------------------------------------------------------
Hyatt Hotels Corporation               Director of Equitable Life (since September 2002). President of Hyatt Hotels Corporation
200 West Madison Street                (January 2000 to present). Prior thereto, Executive Vice President of Hyatt Development
Chicago, IL 60606                      Corporation (1997 to January 2000); President and Chief Executive Officer of United
                                       Infrastructure Company (1993 to 1997); Partner of The John Buck Company (1979 to 1993).
                                       Director of Schindler Holdings, Ltd. (since January 2002), Director of Interval
                                       International (since January 1998), Director of University of Wisconsin at Madison CULER,
                                       Lincoln Park Zoo, Steppenwolf Theater and The Latin School of Chicago. Director of AXA
                                       Financial, Inc. (since September, 2002).
------------------------------------------------------------------------------------------------------------------------------------
Didier Pineau-Valencienne
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, First Boston            Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse First Boston
c/o Schneider Electric                 (since  March 1999). Chairman and Chief Executive Officer (1981 to February 1999) (now
64, rue de Miromesne                   Honorary Chairman) Schneider Electric. Former Member of the Supervisory Board of AXA
75008 Paris, France                    (January 1997 to May 2001). Director of CGIP, AON Corporation and Fleury Michon/France,
                                       Member of the Supervisory Board of Aventis (formerly Rhone-Poulenc, S.A.), Andre & Cie, SA,
                                       LAGARDERE and Swiss Helvetic Fund; member of the Advisory Board of Booz-Allen & Hamilton.
                                       Director of AXA Financial, Inc. (since February 1996).
------------------------------------------------------------------------------------------------------------------------------------
George J. Sella, Jr.
------------------------------------------------------------------------------------------------------------------------------------
P.O. Box 397                           Director of Equitable Life (since May 1987). Retired Chairman, President and Chief Executive
Newton, NJ 07860                       Officer of American Cyanamid Company (retired April 1993); previously held other officerships with American Cyanamid. Director of AXA Financial (since May 1992) and former
                                       Director of Coulter Pharmaceutical (May 1987 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin College of Business     Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin College of Business
St. John's University                  St. John's University (since August 1998); Chief Financial Officer, Chase Manhattan Corp.
8000 Utopia Parkway                    (1985 to 1997). Director, Alliance Capital Management Corporation (since May 2000); The
Jamaica, NY 11439                      CIT Group, Inc. (May 1984 to June 2001), H.W. Wilson Company and Junior Achievement
                                       of New York, Inc. and a Director and Officer of Rock Valley Tool, LLC. Director of AXA
                                       Financial, Inc. (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------


36 Directors and principal officers

OFFICERS - DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert
------------------------------------------------------------------------------------------------------------------------------------

Alliance Capital Management            Director of Equitable Life (since May 2001); Director (since October 1992),
Corporation                            Chairman of the Board (since May 2001) and Chief Executive Officer (since January 1999),
1345 Avenue of the Americas            Alliance Capital Management Corporation; Vice Chairman (May 1993 to April 2001) and Chief
New York, NY 10105                     Investment Officer (May 1993 to January 1999), Alliance Capital Management Corporation;
                                       Director, AXA Financial, Inc. (May 2001 to present); Member of the Executive Committee, AXA;
                                       Vice Chairman of the Board of Trustees of Colgate University; Trustee of the Mike Wolk Heart
                                       Foundation; Member of the Investment Committee of the New York Community Trust.
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron
------------------------------------------------------------------------------------------------------------------------------------
                                       Director (since May 2001), Chairman of the Board (since May 2001), President (since May
                                       2002) and Chief Executive Officer, Equitable Life (since May 2001); Director, President and
                                       Chief Executive Officer, AXA Financial, Inc. (May 2001 to present); Chairman of the Board and Chief Executive Officer, AXA Financial Services, LLC (May 2001 to present); Member of
                                       AXA's Management Board, (May 2001 to present); Member of the Executive Committee, AXA;
                                       Director, Alliance Capital Management Corporation (May 2001 to present); Director, Chairman of the Board, President and Chief Executive Officer, The Equitable of Colorado, Inc. (since
                                       June 2001); Director, AXA Technology Services (2002 to present); Director, The American
                                       Ireland Fund (1999 to present); Board of Trustees of The University of Scranton (1995 to
                                       January 2002); Member of the Investment Company Institute's Board of Governors (since
                                       October 2001; prior thereto, October 1997 to October 2000) and Executive Committee
                                       (1998-2001); Former Trustee of The University of Pittsburgh and St. Sebastian's Country Day
                                       School; Former Director of the Massachusetts Bankers Association; President and Chief
                                       Operating Officer, Mellon Financial Corporation (1999-2001); Chairman and Chief Executive
                                       Officer, Dreyfus Corporation (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin
------------------------------------------------------------------------------------------------------------------------------------
                                       Director, Vice Chairman of the Board (since February 1998), and Chief Financial Officer
                                       (since May 1996), Equitable Life. Vice Chairman of the Board (since November 1999) and
                                       Chief Financial Officer (since May 1997) and prior thereto, Senior Executive Vice President
                                       (February 1998 to November 1999), AXA Financial. Executive Vice President and Member of the
                                       Executive Committee of AXA. Director, Vice Chairman and Chief Financial Officer (since
                                       December 1999) The Equitable of Colorado; AXA Financial Services, LLC and AXA Distribution
                                       Holding Corp. (since September 1999). Director, Alliance (since July 1997). Formerly a
                                       Director of DLJ (from June 1997 to November 2000). Prior thereto, Chairman, Insurance
                                       Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------------


                                             Directors and principal officers 37

OTHER OFFICERS
--------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since February 1998) and AXA Group Deputy Chief Information
                                       Officer (February 2001 to present); prior thereto, Chief Information Officer (November 1994 to February 2001), Equitable Life and AXA Financial Services, LLC (since September 1999).
                                       Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (January 2002 to present), Equitable Life; Executive Vice
                                       President (January 2002 to present), AXA Financial Services, LLC; prior thereto, Senior
                                       Vice President and Managing Director Worldwide Human Resources, Chubb and Son, Inc. (1999
                                       to 2001); Senior Vice President and Deputy Director of Worldwide Human Resources, Chubb and
                                       Son, Inc. (1998 to 1999); Senior Vice President of European Human Resources (and previous
                                       Human Resources positions), Chubb Insurance Company of Europe (1992 to 1998).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since September 1987), Equitable Life. Senior Vice President (since
                                       July 1992), AXA Financial. Senior Vice President, AXA Financial Services, LLC. Director and
                                       Chairman, Frontier Trust Company ("Frontier"), FSB. Executive Vice President (since August
                                       1999) and Director (since July 1999), AXA Advisors. Director and Senior Vice President, AXA
                                       Network, LLC (formerly EquiSource). Senior Vice President (since December 1999), The
                                       Equitable of Colorado, Inc. Director and Officer of various Equitable Life affiliates.
                                       Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior Vice
                                       President and Treasurer, AXA Financial Services, LLC (since September 1999); The Equitable of Colorado (since December 1997). Treasurer, Frontier (since August 1990) and AXA Network,
                                       LLC (since October 1990). Director (since July 1998), Chairman (since August 2000) and
                                       Chief Executive Officer (since September 1997), and prior thereto, President and Treasurer,
                                       Equitable Casualty Insurance Company ("Casualty"). Vice President and Treasurer, EQ
                                       Advisors Trust (since March 1997). Senior Vice President and Treasurer, AXA Distribution
                                       Holding Corporation (since November 1999) and AXA Advisors, LLC (since December 2001).
                                       Director (since July 1997), and Senior Vice President and Chief Financial Officer (since
                                       April 1998), ACMC. Treasurer, Paramount Planners, LLC (since November 2000). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Selig Ehrlich
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since December 2001) and Chief Actuary (since May 2001),
                                       Equitable Life; prior thereto, Senior Vice President (July 1999 to December 2001) and
                                       Deputy General Manager (September 2000 to December 2001). Executive Vice President (since
                                       December 2001) and Chief Actuary (since May 2001), AXA Financial Services, LLC. Executive
                                       Vice President (since December 2001), The Equitable of Colorado, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MaryBeth Farrell
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (December 2001 to present), Equitable Life; prior thereto, Senior
                                       Vice President and Deputy Controller (December 1999 to December 2001); Executive Vice
                                       President (since December 2001), AXA Financial Services, LLC., Senior Vice President and
                                       Controller, GreenPoint Financial/GreenPoint Bank (May 1994 to November 1999); Executive
                                       Vice President (December 2001 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life, (since September 1996) and Actuary (September 1996 to December 1998). Senior Vice President, AXA Financial Services, LLC (since September
                                       1999), Director, Chairman and Chief Executive Officer, AXA Network, LLC (July 1999 to
                                       December 2001).
------------------------------------------------------------------------------------------------------------------------------------


38 Directors and principal officers

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (September 1997 to present) and Deputy General Counsel (November 1999 to present), Equitable Life; prior thereto, Senior Vice President and Associate General
                                       Counsel (September 1997 to October 1999), Vice President and Associate General Counsel
                                       (November 1993 to August 1997); Senior Vice President and Deputy General Counsel (September
                                       2001 to present), AXA Financial; Senior Vice President (September 1999 to present) and
                                       Deputy General Counsel (November 1999 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since June 1989) and Controller (since October 1990), Equitable
                                       Life, AXA Financial and AXA Financial Services, LLC. Senior Vice President and Controller,
                                       The Equitable of Colorado, Inc. (since December 1999). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since March 1996) and Auditor (since September 1994), Equitable
                                       Life, AXA Financial and AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (May 2002 to present); Executive Vice President,
                                       AXA Financial Services, LLC (since May 2002); Director (since May 2002) and Vice Chairman of the Board (since August 2002), AXA Advisors, LLC; Chairman and Chief Executive Officer,
                                       AXA Network, LLC (since May 2002); Director and Chairman of the Board of AXA Distributors,
                                       LLC; AXA Distributors Insurance Agency, LLC; AXA Distributors Insurance Agency of Alabama,
                                       LLC; AXA Distributors Insurance Agency of Massachusetts, LLC (since September 2002);
                                       Executive Vice President and Director of the Private Client Financial Services Division,
                                       Salomon Smith Barney (April 1992 to May 2002).
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since September 1999), Chief Compliance Officer and Associate
                                       General Counsel, Equitable Life. Previously held other officerships with Equitable Life.
                                       Senior Vice President, AXA Financial Services, LLC (since September 1999).
------------------------------------------------------------------------------------------------------------------------------------
John M. Lefferts
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and President of Retail Distribution (September 2001 to present),
                                       Equitable Life; prior thereto, President of Texas Region (1998-2001), Agency Manager
                                       (1989-1998). Executive Vice President and President of Retail Distribution, AXA Financial
                                       Services, LLC (since September 2001). Director and Executive Vice President, The Equitable
                                       of Colorado, Inc. (since September 2001). Director (since November 2001) and Chairman of the Board, President and CEO (since December 2001), Paramount Planners, LLC. Director, AXA
                                       Network, LLC (since December 2001).
------------------------------------------------------------------------------------------------------------------------------------
William I. Levine
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Information Officer (February 2001 to present),
                                       Equitable Life. Executive Vice President and Chief Information Officer, AXA Financial
                                       Services, LLC (since February 2001) Member of the Advisory Board, AXA Technology Services.
                                       Senior Vice President, Paine Webber (1997 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (September 2000 to present) and Actuary (May 1998 to present),
                                       Equitable Life; prior thereto, Vice President (May 1998 to September 2000), Assistant Vice
                                       President (May 1993 to May 1998); Senior Vice President (September 2000 to present) and
                                       Actuary (September 1999 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------

                                             Directors and principal officers 39

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Matteis
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since May 1998); Executive Vice President, AXA
                                       Financial Services, LLC (since September 1999); Director (since April 2000), AXA
                                       Distributors, LLC, Executive Vice President, Chase Manhattan Corporation (January 1983 to
                                       June 1997); Director, AXA Advisors (October 1998 to May 1999).
------------------------------------------------------------------------------------------------------------------------------------
Deanna M. Mulligan
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (September 2001 to present), Equitable Life; prior thereto, Senior
                                       Vice President (September 2000 to September 2001). Executive Vice President, AXA Financial
                                       Services, LLC (since September 2001), Director (since March 2002), AXA Distributors, LLC;
                                       prior thereto, Senior Vice President (September 2000 to September 2001). Principal (and
                                       various positions), McKinsey and Company, Inc. (1992 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since May 1995) and Chief Investment Officer (since July 1995),
                                       Equitable Life. Executive Vice President (since May 1995) and Chief Investment Officer
                                       (since July 1995), AXA Financial, Executive Vice President and Chief Investment Officer,
                                       AXA Financial Services (since September 1999). President and Trustee (since November 1996),
                                       EQ Advisors Trust and Trustee of AXA Premier Funds (since November 2001). Executive Vice
                                       President and Chief Investment Officer, The Equitable of Colorado (since December 1999),
                                       Director (since July 1995), Alliance. Executive Vice President (since August 1999), AXA
                                       Advisors.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since June 1991), Equitable Life and AXA Financial Services (since
                                       September 1999). Director, Chairman and Chief Operating Officer, Casualty (from September
                                       1997 until August 2000). Director, Equitable Agri-Business, Inc. (until June 1997).
                                       Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1999); Secretary (since September 1995) and Associate
                                       General Counsel (since March 1993), Equitable Life and AXA Financial (since September
                                       1995). Senior Vice President, Secretary and Associate General Counsel, AXA Financial and
                                       AXA Financial Services (since September 1999). Senior Vice President, Secretary and
                                       Associate General Counsel, Equitable of Colorado (since December 1999). Secretary, AXA
                                       Distribution Holding Corporation (since September 1999). Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 2001) and General Counsel (since November 1999),
                                       Equitable Life; prior thereto, Senior Vice President (February 1995 - September 2001),
                                       Deputy General Counsel (October 1996 to November 1999). Executive Vice President and
                                       General Counsel (since September 2001), AXA Financial, Inc.; prior thereto, Senior Vice
                                       President and Deputy General Counsel (October 1996 to September 2001). Executive Vice
                                       President (since September 2001) and General Counsel (since September 1999), AXA Financial
                                       Services, LLC. Executive Vice President (since September 2001) and General Counsel (since
                                       December 1999), Equitable of Colorado. Director (since July 1999), AXA Advisors. Director
                                       (since November 2001), Paramount Planners, LLC. Senior Vice President and General Counsel,
                                       EIC (June 1997 to March 1998). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------


40 Directors and principal officers

8. Financial statements of Separate Account FP and Equitable Life

--------------------------------------------------------------------------------

The financial statements of Separate Account FP as of December 31, 2001 and for each of the three years in the period ended December 31, 2001 and the financial statements of Equitable Life as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing. The financial statements of Separate Account FP and Equitable Life as of June 30, 2002 are unaudited. The financial statements of Equitable Life have relevance for the policies only to the extent that they bear upon the ability of Equitable Life to meet its obligations under the policies.


40  Financial statements of Separate Account FP and Equitable Life

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP+

INDEX TO FINANCIAL STATEMENTS


Report of Independent Accountants......................................     A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2001.............     A-3
   Statements of Operations for the Years Ended December 31, 2001,
   2000 and 1999.......................................................     A-4
   Statements of Changes in Net Assets for the Years Ended
   December 31, 2001, 2000 and 1999....................................     A-5
   Notes to Financial Statements.......................................     A-6

Unaudited Financial Statements:
   Statements of Assets and Liabilities, June 30, 2002.................    A-32
   Statements of Operations for the Six Months Ended
   June 30, 2002.......................................................    A-36
   Statements of Changes in Net Assets for the Six Months
   Ended June 30, 2002.................................................    A-40
   Notes to Financial Statements.......................................    A-44


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants......................................     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2001 and 2000.............     F-2
   Consolidated Statements of Earnings, Years Ended
   December 31, 2001, 2000 and 1999....................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
   Income, Years Ended December 31, 2001, 2000 and 1999................     F-4
   Consolidated Statements of Cash Flows, Years Ended
   December 31, 2001, 2000 and 1999....................................     F-5
   Notes to Consolidated Financial Statements..........................     F-6

Unaudited Consolidated Financial Statements:
   Consolidated Balance Sheets, June 30, 2002 and
   December 31, 2001..................................................     F-47
   Consolidated Statements of Earnings, Three and Six Months
   Ended June 30, 2002 and 2001.......................................     F-48
   Consolidated Statements of Shareholder's Equity and
   Comprehensive Income for the Six Months Ended
   June 30, 2002 and 2001.............................................     F-49
   Consolidated Statements of Cash Flows for the Six Months
   ended June 30, 2002 and 2001.......................................     F-50
   Notes to Consolidated Financial Statements.........................     F-51

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2001 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 6, 2002

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001


                                                       EQ/Alliance      EQ/Alliance
                                                          Common           Growth       EQ/Alliance
                                                          Stock          and Income      High Yield
                                                    ----------------- --------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................  $2,582,856,335    $380,981,910    $121,951,990
Receivable for Trust shares sold ..................       9,680,119          35,003       1,146,752
Receivable for policy-related transactions ........              --              --              --
                                                     --------------    ------------    ------------
  Total assets ....................................   2,592,536,454     381,016,913     123,098,742
                                                     --------------    ------------    ------------
Liabilities:
Payable for Trust shares purchased ................              --              --              --
Payable for policy-related transactions ...........      10,163,384         148,513       1,174,464
                                                     --------------    ------------    ------------
  Total liabilities ...............................      10,163,384         148,513       1,174,464
                                                     --------------    ------------    ------------
Net Assets ........................................  $2,582,373,070    $380,868,400    $121,924,278
                                                     ==============    ============    ============
Net Assets:
Accumulation Units ................................  $2,574,751,016    $380,446,110    $120,852,947
Accumulation nonunitized ..........................       7,224,694         164,959         875,082
Retained by Equitable Life in Separate
 Account FP .......................................         397,360         257,331         196,249
                                                     --------------    ------------    ------------
Total net assets ..................................  $2,582,373,070    $380,868,400    $121,924,278
                                                     ==============    ============    ============
Investments in shares of The Trust, at cost .......  $3,491,313,206    $403,187,942    $153,158,216
Trust shares held
 Class A ..........................................     157,745,155      20,076,067      21,450,172
 Class B ..........................................       6,841,740       2,940,368         876,498

Units outstanding (000's):
Survivorship Incentive Life '02, Incentive Life
 '02 ..............................................              --              --              --
All other products offered by Separate
 Account FP .......................................           5,176           1,634             569

Unit value:
Survivorship Incentive Life '02, Incentive Life
 '02 ..............................................              --              --              --

Net Assets of other products offered
 by Separate Account FP ...........................  $2,574,751,016    $380,446,110    $120,852,947





                                                     Intermediate                    EQ/Alliance     EQ/Alliance     EQ/Alliance
                                                      Government     EQ/Alliance        Money          Premier          Small
                                                      Securities    International       Market          Growth        Cap Growth
                                                    -------------- --------------- --------------- --------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................  $123,694,598    $55,916,278    $484,159,800    $113,203,157    $146,824,301
Receivable for Trust shares sold ..................            --      3,616,965              --       2,266,404       7,922,569
Receivable for policy-related transactions ........            --             --      61,022,186              --              --
                                                     ------------    -----------    ------------    ------------    ------------
  Total assets ....................................   123,694,598     59,533,243     545,181,986     115,469,561     154,746,870
                                                     ------------    -----------    ------------    ------------    ------------
Liabilities:
Payable for Trust shares purchased ................        82,799             --      60,643,526              --              --
Payable for policy-related transactions ...........       606,486      3,709,013              --       2,261,128       7,875,496
                                                     ------------    -----------    ------------    ------------    ------------
  Total liabilities ...............................       689,285      3,709,013      60,643,526       2,261,128       7,875,496
                                                     ------------    -----------    ------------    ------------    ------------
Net Assets ........................................  $123,005,313    $55,824,230    $484,538,460    $113,208,433    $146,871,374
                                                     ============    ===========    ============    ============    ============
Net Assets:
Accumulation Units ................................  $122,611,221    $55,652,607    $482,719,666    $113,162,853    $146,755,378
Accumulation nonunitized ..........................       253,472         33,541       1,815,537              --              --
Retained by Equitable Life in Separate
 Account FP .......................................       140,620        138,082           3,257          45,580         115,996
                                                     ------------    -----------    ------------    ------------    ------------
Total net assets ..................................  $123,005,313    $55,824,230    $484,538,460    $113,208,433    $146,871,374
                                                     ============    ===========    ============    ============    ============
Investments in shares of The Trust, at cost .......  $120,721,180    $66,214,717    $493,386,313    $124,976,401    $147,278,801
Trust shares held
 Class A ..........................................    11,588,461      6,369,361      36,774,065              --       9,751,642
 Class B ..........................................       941,582        600,489       9,957,429      15,482,572       1,646,707

Units outstanding (000's):
Survivorship Incentive Life '02, Incentive Life
 '02 ..............................................            --             --              --              --              --
All other products offered by Separate
 Account FP .......................................           724            554           2,766           1,549           1,023

Unit value:
Survivorship Incentive Life '02, Incentive Life
 '02 ..............................................            --             --              --              --              --

Net Assets of other products offered
 by Separate Account FP ...........................  $122,611,221    $55,652,607    $482,719,666    $113,162,853    $146,755,378


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001


                                                                    EQ/Bernstein   EQ/Capital   EQ/Emerging
                                                                    Diversified     Guardian      Markets
                                                     EQ/Balanced       Value      U.S. Equity      Equity
                                                   --------------- ------------- ------------- -------------
Assets:
Investments in shares of The Trust, at fair
 value ...........................................  $695,570,770    $82,415,399   $9,167,556    $36,713,637
Receivable for Trust shares sold .................            --             --           --      3,273,037
Receivable for policy-related transactions .......            --         42,407       47,244             --
                                                    ------------    -----------   ----------    -----------
  Total assets ...................................   695,570,770     82,457,806    9,214,800     39,986,674
                                                    ------------    -----------   ----------    -----------
Liabilities:
Payable for Trust shares purchased ...............       204,757        101,242       53,198             --
Payable for policy-related transactions ..........       377,265             --           --      3,273,686
                                                    ------------    -----------   ----------    -----------
  Total liabilities ..............................       582,022        101,242       53,198      3,273,686
                                                    ------------    -----------   ----------    -----------
Net Assets .......................................  $694,988,748    $82,356,564   $9,161,602    $36,712,988
                                                    ============    ===========   ==========    ===========
Net Assets:
Accumulation Units ...............................  $691,560,936    $82,311,247   $9,145,127    $36,695,411
Accumulation nonunitized .........................     3,342,913             --           --             --
Retained by Equitable Life in Separate
 Account FP ......................................        84,899         45,317       16,475         17,577
                                                    ------------    -----------   ----------    -----------
Total net assets .................................  $694,988,748    $82,356,564   $9,161,602    $36,712,988
                                                    ============    ===========   ==========    ===========
Investments in shares of The Trust, at cost ......  $749,707,661    $84,824,318   $8,988,847    $48,110,760
Trust shares held
 Class A .........................................    46,679,628             --           --             --
 Class B .........................................     1,238,247      7,001,105      897,037      6,538,162

Units outstanding (000's):
Survivorship Incentive Life '02, Incentive Life
 '02 .............................................            --             --           --             --
All other products offered by Separate
 Account FP ......................................         1,756            763           88            574

Unit value:
Survivorship Incentive Life '02, Incentive Life
 '02 .............................................            --             --           --             --

Net Assets of other products offered
 by Separate Account FP ..........................  $691,560,936    $82,311,247   $9,145,127    $36,695,411




                                                                                       EQ/FI
                                                      EQ/Equity         EQ/FI        Small/Mid    EQ/International
                                                      500 Index        Mid Cap       Cap Value      Equity Index
                                                   --------------- -------------- -------------- -----------------
Assets:
Investments in shares of The Trust, at fair
 value ...........................................  $614,982,397    $15,113,216    $80,441,823        $314,189
Receivable for Trust shares sold .................     2,404,471        715,529             --              --
Receivable for policy-related transactions .......            --             --      1,101,947          84,367
                                                    ------------    -----------    -----------        --------
  Total assets ...................................   617,386,868     15,828,745     81,543,770         398,556
                                                    ------------    -----------    -----------        --------
Liabilities:
Payable for Trust shares purchased ...............            --             --      1,108,964          84,389
Payable for policy-related transactions ..........     2,000,478        712,158             --              --
                                                    ------------    -----------    -----------        --------
  Total liabilities ..............................     2,000,478        712,158      1,108,964          84,389
                                                    ------------    -----------    -----------        --------
Net Assets .......................................  $615,386,390    $15,116,587    $80,434,806        $314,167
                                                    ============    ===========    ===========        ========
Net Assets:
Accumulation Units ...............................  $614,813,868    $15,038,654    $80,367,708        $313,974
Accumulation nonunitized .........................       429,867             --             --              --
Retained by Equitable Life in Separate
 Account FP ......................................       142,655         77,933         67,098             193
                                                    ------------    -----------    -----------        --------
Total net assets .................................  $615,386,390    $15,116,587    $80,434,806        $314,167
                                                    ============    ===========    ===========        ========
Investments in shares of The Trust, at cost ......  $651,785,763    $14,951,456    $78,149,828        $346,072
Trust shares held
 Class A .........................................    25,644,447             --             --              --
 Class B .........................................     2,256,114      1,743,623      6,930,973          35,947

Units outstanding (000's):
Survivorship Incentive Life '02, Incentive Life
 '02 .............................................            --             --             --              --
All other products offered by Separate
 Account FP ......................................         2,728            174            692               4

Unit value:
Survivorship Incentive Life '02, Incentive Life
 '02 .............................................            --             --             --              --

Net Assets of other products offered
 by Separate Account FP ..........................  $614,813,868    $15,038,654    $80,367,708        $313,974


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2001


                                                    EQ/J.P.      EQ/Lazard
                                                     Morgan      Small Cap    EQ/Marsico
                                                   Core Bond       Value         Focus
                                                 ------------- ------------- ------------
Assets:
Investments in shares of The Trust, at fair
 value .........................................  $4,697,383    $2,298,740     $699,409
Receivable for Trust shares sold ...............          --            --           --
Receivable for policy-related transactions .....     136,963            --        2,623
                                                  ----------    ----------     --------
  Total assets .................................   4,834,346     2,298,740      702,032
                                                  ----------    ----------     --------
Liabilities:
Payable for Trust shares purchased .............     136,938            --        2,623
Payable for policy-related transactions ........          --            --           --
                                                  ----------    ----------     --------
  Total liabilities ............................     136,938            --        2,623
                                                  ----------    ----------     --------
Net Assets .....................................  $4,697,408    $2,298,740     $699,409
                                                  ==========    ==========     ========
Net Assets:
Accumulation Units .............................  $4,694,035    $2,296,859     $699,052
Accumulation nonunitized .......................          --            --           --
Retained by Equitable Life in Separate
 Account FP ....................................       3,373         1,881          357
                                                  ----------    ----------     --------
Total net assets ...............................  $4,697,408    $2,298,740     $699,409
                                                  ==========    ==========     ========
Investments in shares of The Trust, at cost ....  $4,790,829    $2,272,271     $690,950
Trust shares held
 Class A .......................................          --            --           --
 Class B .......................................     437,044       199,529       61,395

Units outstanding (000's):
Survivorship Incentive Life '02, Incentive Life
 '02 ...........................................          --            --           --
All other products offered by Separate
 Account FP ....................................          39            17            7

Unit value:
Survivorship Incentive Life '02, Incentive Life
 '02 ...........................................          --            --           --

Net Assets of other products offered
 by Separate Account FP ........................  $4,694,035    $2,296,859     $669,052



                                                                    EQ/MFS
                                                   EQ/Mercury      Emerging       EQ/Putnam      EQ/Small
                                                  Basic Value       Growth      International    Company
                                                     Equity       Companies         Equity        Index
                                                 ------------- --------------- --------------- -----------
Assets:
Investments in shares of The Trust, at fair
 value .........................................  $97,534,467   $216,263,275      $2,328,455    $564,881
Receivable for Trust shares sold ...............           --      4,683,326              --      20,033
Receivable for policy-related transactions .....      131,827             --              25          --
                                                  -----------   ------------      ----------    --------
  Total assets .................................   97,666,294    220,946,601       2,328,480     584,914
                                                  -----------   ------------      ----------    --------
Liabilities:
Payable for Trust shares purchased .............      134,938             --              --          --
Payable for policy-related transactions ........           --      4,686,319              --          --
                                                  -----------   ------------      ----------    --------
  Total liabilities ............................      134,938      4,686,319              --          --
                                                  -----------   ------------      ----------    --------
Net Assets .....................................  $97,531,356   $216,260,282      $2,328,480    $584,914
                                                  ===========   ============      ==========    ========
Net Assets:
Accumulation Units .............................  $97,457,327   $216,160,799      $2,326,292    $564,320
Accumulation nonunitized .......................           --             --              --          --
Retained by Equitable Life in Separate
 Account FP ....................................       74,029         99,483           2,188      20,594
                                                  -----------   ------------      ----------    --------
Total net assets ...............................  $97,531,356   $216,260,282      $2,328,480    $584,914
                                                  ===========   ============      ==========    ========
Investments in shares of The Trust, at cost ....  $96,650,871   $290,047,429      $2,614,316    $533,769
Trust shares held
 Class A .......................................           --             --              --          --
 Class B .......................................    7,081,515     15,783,363         222,527      61,758

Units outstanding (000's):
Survivorship Incentive Life '02, Incentive Life
 '02 ...........................................           --             --              --          --
All other products offered by Separate
 Account FP ....................................          552          1,480              23           5

Unit value:
Survivorship Incentive Life '02, Incentive Life
 '02 ...........................................           --             --              --          --

Net Assets of other products offered
 by Separate Account FP ........................  $97,457,327   $216,160,799      $2,326,292    $564,320


-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,


                                                                       EQ/Alliance Common Stock
                                                         ----------------------------------------------------
                                                                2001               2000             1999
                                                         ----------------- ------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $   66,366,976    $      20,631,257   $ 20,107,533
 Expenses:
  Mortality and expense risk charges ...................      16,024,667           19,465,147     19,069,959
                                                          --------------    -----------------   ------------
Net Investment Income (Loss) ...........................      50,342,309            1,166,110      1,037,574
                                                          --------------    -----------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................    (102,598,622)         227,158,194    221,690,581
  Realized gain distribution from The Trust ............       3,428,990          596,359,479    497,324,765
                                                          --------------    -----------------   ------------
 Net realized gain (loss) ..............................     (99,169,632)         823,517,673    719,015,346
                                                          --------------    -----------------   ------------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (277,010,784)      (1,333,854,337)    13,099,046
                                                          --------------    -----------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................    (376,180,416)        (510,336,664)   732,114,392
                                                          --------------    -----------------   ------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $ (325,838,107)   $    (509,170,554)  $733,151,966
                                                          ==============    =================   ============




                                                                  EQ/Alliance Growth and Income
                                                         ------------------------------------------------
                                                               2001            2000             1999
                                                         --------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $   3,584,835   $    2,446,807    $   530,384
 Expenses:
  Mortality and expense risk charges ...................      1,879,561        1,420,402      1,048,745
                                                          -------------   --------------    -----------
Net Investment Income (Loss) ...........................      1,705,274        1,026,405       (518,361)
                                                          -------------   --------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................     (9,356,403)      26,185,528        730,688
  Realized gain distribution from The Trust ............     15,642,007       27,698,101     20,855,872
                                                          -------------   --------------    -----------
 Net realized gain (loss) ..............................      6,285,604       53,883,629     21,586,560
                                                          -------------   --------------    -----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (14,338,526)     (35,037,744)    10,929,728
                                                          -------------   --------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................     (8,052,922)      18,845,885     32,516,288
                                                          -------------   --------------    -----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $  (6,347,648)  $   19,872,290    $31,997,927
                                                          =============   ==============    ===========


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                       EQ/Alliance High Yield
                                                         --------------------------------------------------
                                                               2001             2000             1999
                                                         ---------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $   11,845,816   $  14,140,763    $  17,378,455
 Expenses:
  Mortality and expense risk charges ...................         663,565         730,110          889,065
                                                          --------------   -------------    -------------
Net Investment Income (Loss) ...........................      11,182,251      13,410,653       16,489,390
                                                          --------------   -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................     (19,177,544)    (14,615,073)     (15,192,553)
  Realized gain distribution from The Trust ............              --              --          161,999
                                                          --------------   -------------    -------------
 Net realized gain (loss) ..............................     (19,177,544)    (14,615,073)     (15,030,554)
                                                          --------------   -------------    -------------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................       8,741,806     (11,205,680)      (7,843,498)
                                                          --------------   -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................     (10,435,738)    (25,820,753)     (22,874,052)
                                                          --------------   -------------    -------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $      746,513   $ (12,410,100)   $  (6,384,662)
                                                          ==============   =============    =============





                                                             EQ/Alliance Intermediate Government
                                                                         Securities
                                                         -------------------------------------------
                                                              2001          2000           1999
                                                         ------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $4,259,499    $4,305,611    $   4,049,521
 Expenses:
  Mortality and expense risk charges ...................     252,420       193,617          378,916
                                                          ----------    ----------    -------------
Net Investment Income (Loss) ...........................   4,007,079     4,111,994        3,670,605
                                                          ----------    ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................   1,290,483        (3,837)        (194,507)
  Realized gain distribution from The Trust ............          --            --               --
                                                          ----------    ----------    -------------
 Net realized gain (loss) ..............................   1,290,483        (3,837)        (194,507)
                                                          ----------    ----------    -------------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................   1,797,986     2,567,919       (3,783,549)
                                                          ----------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................   3,088,469     2,564,082       (3,978,056)
                                                          ----------    ----------    -------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $7,095,548    $6,676,076    $    (307,451)
                                                          ==========    ==========    =============



-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                      EQ/Alliance International
                                                         ---------------------------------------------------
                                                                2001              2000             1999
                                                         ----------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................   $   1,012,415     $     367,531     $        --
 Expenses:
  Mortality and expense risk charges ...................         324,908           438,450         321,035
                                                           -------------     -------------     -----------
Net Investment Income (Loss) ...........................         687,507           (70,919)       (321,035)
                                                           -------------     -------------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................      (8,267,592)       (1,758,393)      1,164,532
  Realized gain distribution from The Trust ............         262,362         6,771,361       1,299,989
                                                           -------------     -------------     -----------
 Net realized gain (loss) ..............................      (8,005,230)        5,012,968       2,464,521
                                                           -------------     -------------     -----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      (9,474,456)      (26,115,157)     19,788,723
                                                           -------------     -------------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................     (17,479,686)      (21,102,189)     22,253,244
                                                           -------------     -------------     -----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................   $ (16,792,179)    $ (21,173,108)    $21,932,209
                                                           =============     =============     ===========





                                                                    EQ/Alliance Money Market
                                                         ----------------------------------------------
                                                              2001            2000            1999
                                                         -------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $ 14,248,528   $   20,530,134   $13,943,193
 Expenses:
  Mortality and expense risk charges ...................     2,107,718        1,779,469     1,613,234
                                                          ------------   --------------   -----------
Net Investment Income (Loss) ...........................    12,140,810       18,750,665    12,329,959
                                                          ------------   --------------   -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................    (1,312,388)      13,088,236       517,935
  Realized gain distribution from The Trust ............            --          429,300        10,344
                                                          ------------   --------------   -----------
 Net realized gain (loss) ..............................    (1,312,388)      13,517,536       528,279
                                                          ------------   --------------   -----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     2,210,091      (12,753,418)     (219,635)
                                                          ------------   --------------   -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................       897,703          764,118       308,644
                                                          ------------   --------------   -----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $ 13,038,513   $   19,514,783   $12,638,603
                                                          ============   ==============   ===========



-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Alliance Premier Growth (a)
                                                         -------------------------------------------------
                                                                2001             2000            1999
                                                         ----------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $        9,667    $   2,922,865     $   30,540
 Expenses:
  Mortality and expense risk charges ...................         955,890        2,519,013         63,730
                                                          --------------    -------------     ----------
Net Investment Income (Loss) ...........................        (946,223)         403,852        (33,190)
                                                          --------------    -------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................    (127,060,769)       1,799,789         83,605
  Realized gain distribution from The Trust ............              --               --        106,890
                                                          --------------    -------------     ----------
 Net realized gain (loss) ..............................    (127,060,769)       1,799,789        190,495
                                                          --------------    -------------     ----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      66,507,612      (83,349,563)     5,068,707
                                                          --------------    -------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................     (60,553,157)     (81,549,774)     5,259,202
                                                          --------------    -------------     ----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $  (61,499,380)   $ (81,145,922)    $5,226,012
                                                          ==============    =============     ==========




                                                                   EQ/Alliance Small Cap Growth
                                                         -------------------------------------------------
                                                               2001             2000             1999
                                                         ---------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $   1,582,483    $           --    $        --
 Expenses:
  Mortality and expense risk charges ...................        753,493           616,222        284,347
                                                          -------------    --------------    -----------
Net Investment Income (Loss) ...........................        828,990          (616,222)      (284,347)
                                                          -------------    --------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................    (29,857,146)       35,932,898      4,345,484
  Realized gain distribution from The Trust ............        647,769        16,396,188             --
                                                          -------------    --------------    -----------
 Net realized gain (loss) ..............................    (29,209,377)       52,329,086      4,345,484
                                                          -------------    --------------    -----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     10,471,452       (35,002,229)    15,295,322
                                                          -------------    --------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................    (18,737,925)       17,326,857     19,640,806
                                                          -------------    --------------    -----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $ (17,908,935)   $   16,710,635    $19,356,459
                                                          =============    ==============    ===========


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            EQ/Balanced
                                                         -------------------------------------------------
                                                               2001              2000            1999
                                                         ---------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $  18,337,028    $    17,202,195   $14,371,360
 Expenses:
  Mortality and expense risk charges ...................      3,720,250          3,249,089     3,107,759
                                                          -------------    ---------------   -----------
Net Investment Income (Loss) ...........................     14,616,778         13,953,106    11,263,601
                                                          -------------    ---------------   -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................     (7,624,110)         7,620,389     9,085,444
  Realized gain distribution from The Trust ............             --         84,212,310    50,638,464
                                                          -------------    ---------------   -----------
 Net realized gain (loss) ..............................     (7,624,110)        91,832,699    59,723,908
                                                          -------------    ---------------   -----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (31,738,236)      (115,634,605)   11,891,088
                                                          -------------    ---------------   -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................    (39,362,346)       (23,801,906)   71,614,996
                                                          -------------    ---------------   -----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $ (24,745,568)   $    (9,848,800)  $82,878,597
                                                          =============    ===============   ===========





                                                          EQ/Bernstein Diversified
                                                                    Value
                                                         ---------------------------
                                                               2001          2000
                                                         --------------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $     717,948   $  4,179
 Expenses:
  Mortality and expense risk charges ...................        236,038        875
                                                          -------------   --------
Net Investment Income (Loss) ...........................        481,910      3,304
                                                          -------------   --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................       (429,986)    (2,223)
  Realized gain distribution from The Trust ............      1,424,280         --
                                                          -------------   --------
 Net realized gain (loss) ..............................        994,294     (2,223)
                                                          -------------   --------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (2,419,314)    10,394
                                                          -------------   --------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................     (1,425,020)     8,171
                                                          -------------   --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $    (943,110)  $ 11,475
                                                          =============   ========



-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/Capital Guardian U.S. Equity (b)
                                                        -----------------------------------
                                                             2001        2000       1999
                                                        ------------- ---------- ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $  24,798    $34,131    $ 1,159
 Expenses:
  Mortality and expense risk charges ...................     21,388      5,877        378
                                                          ---------    -------    -------
Net Investment Income (Loss) ...........................      3,410     28,254        781
                                                          ---------    -------    -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................    (56,949)    16,165        451
  Realized gain distribution from The Trust ............         --      5,315      1,508
                                                          ---------    -------    -------
 Net realized gain (loss) ..............................    (56,949)    21,480      1,959
                                                          ---------    -------    -------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    154,385      6,999     17,325
                                                          ---------    -------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................     97,436     28,479     19,284
                                                          ---------    -------    -------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $ 100,846    $56,733    $20,065
                                                          =========    =======    =======





                                                                    EQ/Emerging Markets Equity
                                                         ------------------------------------------------
                                                               2001             2000            1999
                                                         ---------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $          --    $   3,734,636    $        --
 Expenses:
  Mortality and expense risk charges ...................        164,902          225,716         66,405
                                                          -------------    -------------    -----------
Net Investment Income (Loss) ...........................       (164,902)       3,508,920        (66,405)
                                                          -------------    -------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................    (15,753,531)       3,112,222        363,825
  Realized gain distribution from The Trust ............         53,866        1,317,840        394,053
                                                          -------------    -------------    -----------
 Net realized gain (loss) ..............................    (15,699,665)       4,430,062        757,878
                                                          -------------    -------------    -----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     13,760,152      (36,201,861)    13,987,219
                                                          -------------    -------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................     (1,939,513)     (31,771,799)    14,745,097
                                                          -------------    -------------    -----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $  (2,104,415)   $ (28,262,879)   $14,678,692
                                                          =============    =============    ===========



-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                        EQ/Equity 500 Index
                                                         --------------------------------------------------
                                                               2001              2000             1999
                                                         ---------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $   6,734,669    $    4,807,410    $  7,575,355
 Expenses:
  Mortality and expense risk charges ...................      3,292,002         3,730,581       3,729,959
                                                          -------------    --------------    ------------
Net Investment Income (Loss) ...........................      3,442,667         1,076,829       3,845,396
                                                          -------------    --------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................    (50,673,179)      125,289,487      21,008,249
  Realized gain distribution from The Trust ............        330,459        29,072,151       6,196,508
                                                          -------------    --------------    ------------
 Net realized gain (loss) ..............................    (50,342,720)      154,361,638      27,204,757
                                                          -------------    --------------    ------------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (34,420,555)     (231,136,418)     92,088,291
                                                          -------------    --------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................    (84,763,275)      (76,774,780)    119,293,048
                                                          -------------    --------------    ------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $ (81,320,608)   $  (75,697,951)   $123,138,444
                                                          =============    ==============    ============





                                                            EQ/FI Mid Cap (c)
                                                         ------------------------
                                                              2001         2000
                                                         -------------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................   $   21,223    $ 2,614
 Expenses:
  Mortality and expense risk charges ...................       44,269        895
                                                           ----------    -------
Net Investment Income (Loss) ...........................      (23,046)     1,719
                                                           ----------    -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................     (487,515)    22,280
  Realized gain distribution from The Trust ............           --         --
                                                           ----------    -------
 Net realized gain (loss) ..............................     (487,515)    22,280
                                                           ----------    -------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................      115,983     45,777
                                                           ----------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................     (371,532)    68,057
                                                           ----------    -------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................   $ (394,578)   $69,776
                                                           ==========    =======



-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/FI Small/Mid Cap Value
                                                         -------------------------------------------
                                                              2001          2000           1999
                                                         ------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $  400,316    $  355,229    $      67,108
 Expenses:
  Mortality and expense risk charges ...................     275,246       171,556          180,999
                                                          ----------    ----------    -------------
Net Investment Income (Loss) ...........................     125,070       183,673         (113,891)
                                                          ----------    ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................     138,857      (925,533)      (1,591,217)
  Realized gain distribution from The Trust ............          --            --               --
                                                          ----------    ----------    -------------
 Net realized gain (loss) ..............................     138,857      (925,533)      (1,591,217)
                                                          ----------    ----------    -------------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................   2,231,073     2,355,805        1,920,459
                                                          ----------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................   2,369,930     1,430,272          329,242
                                                          ----------    ----------    -------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $2,495,000    $1,613,945    $     215,351
                                                          ==========    ==========    =============




                                                          EQ/International Equity Index       EQ/J.P. Morgan Core Bond
                                                         -------------------------------- --------------------------------
                                                             2001         2000      1999      2001       2000       1999
                                                         ------------ ------------ ------ ----------- ---------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $     678    $     408    $ 9    $ 180,944   $50,306    $  100
 Expenses:
  Mortality and expense risk charges ...................      1,278          449      1       14,358     1,900         1
                                                          ---------    ---------    ---    ---------   -------    ------
Net Investment Income (Loss) ...........................       (600)         (41)     8      166,586    48,406        99
                                                          ---------    ---------    ---    ---------   -------    ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................    (35,383)        (873)    --       25,154       908        --
  Realized gain distribution from The Trust ............        339        4,474      9       45,303        --        --
                                                          ---------    ---------    ---    ---------   -------    ------
 Net realized gain (loss) ..............................    (35,044)       3,601      9       70,457       908        --
                                                          ---------    ---------    ---    ---------   -------    ------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (12,786)     (19,166)    69      (95,335)    2,005      (116)
                                                          ---------    ---------    ---    ---------   -------    ------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................    (47,830)     (15,565)    78       24,878     2,913      (116)
                                                          ---------    ---------    ---    ---------   -------    ------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $ (48,430)   $ (15,606)   $86    $ 141,708   $51,319    $  (17)
                                                          =========    =========    ===    =========   =======    ======


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Lazard Small Cap
                                                              Value (c)
                                                         --------------------
                                                            2001       2000
                                                         ---------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $ 69,440   $3,005
 Expenses:
  Mortality and expense risk charges ...................     4,612      227
                                                          --------   ------
Net Investment Income (Loss) ...........................    64,828    2,778
                                                          --------   ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................    24,927      250
  Realized gain distribution from The Trust ............   112,835       --
                                                          --------   ------
 Net realized gain (loss) ..............................   137,762      250
                                                          --------   ------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    20,327    6,143
                                                          --------   ------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................   158,089    6,393
                                                          --------   ------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $222,917   $9,171
                                                          ========   ======





                                                          EQ/Marsico Focus (d)        EQ/Mercury Basic Value Equity
                                                         ---------------------- -----------------------------------------
                                                                  2001               2001          2000          1999
                                                         ---------------------- ------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................         $   --          $2,910,068    $2,558,007    $  468,257
 Expenses:
  Mortality and expense risk charges ...................            365             370,568       229,991       153,456
                                                                 ------          ----------    ----------    ----------
Net Investment Income (Loss) ...........................           (365)          2,539,500     2,328,016       314,801
                                                                 ------          ----------    ----------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................            159             164,816       622,843       426,168
  Realized gain distribution from The Trust ............             --           2,018,991     2,512,090     1,963,197
                                                                 ------          ----------    ----------    ----------
 Net realized gain (loss) ..............................            159           2,183,807     3,134,933     2,389,365
                                                                 ------          ----------    ----------    ----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................          8,459            (467,046)       80,020     1,362,581
                                                                 ------          ----------    ----------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................          8,618           1,716,761     3,214,953     3,751,946
                                                                 ------          ----------    ----------    ----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................         $8,253          $4,256,261    $5,542,969    $4,066,747
                                                                 ======          ==========    ==========    ==========



-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/MFS Emerging Growth Companies
                                                         ---------------------------------------------------
                                                                2001              2000             1999
                                                         ----------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $       56,327    $    6,008,229     $        --
 Expenses:
  Mortality and expense risk charges ...................       1,308,762         1,768,620         640,976
                                                          --------------    --------------     -----------
Net Investment Income (Loss) ...........................      (1,252,435)        4,239,609        (640,976)
                                                          --------------    --------------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................     (79,597,391)       28,942,316      13,577,250
  Realized gain distribution from The Trust ............              --        13,303,804       3,969,879
                                                          --------------    --------------     -----------
 Net realized gain (loss) ..............................     (79,597,391)       42,246,120      17,547,129
                                                          --------------    --------------     -----------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................     (29,752,357)     (121,109,758)     70,081,784
                                                          --------------    --------------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................    (109,349,748)      (78,863,638)     87,628,913
                                                          --------------    --------------     -----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $ (110,602,183)   $  (74,624,029)    $86,987,937
                                                          ==============    ==============     ===========





                                                          EQ/Putnam International Equity   EQ/Small Company Index
                                                         --------------------------------- -----------------------
                                                              2001         2000      1999      2001        2000
                                                         ------------- ------------ ------ ----------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............................  $   16,774    $   63,790   $12    $  3,038    $  3,213
 Expenses:
  Mortality and expense risk charges ...................      10,235         1,787    --       1,415         101
                                                          ----------    ----------   ---    --------    --------
Net Investment Income (Loss) ...........................       6,539        62,003    12       1,623       3,112
                                                          ----------    ----------   ---    --------    --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..................    (213,457)      (23,560)   --      (5,895)       (102)
  Realized gain distribution from The Trust ............         152        93,565    37         260       2,875
                                                          ----------    ----------   ---    --------    --------
 Net realized gain (loss) ..............................    (213,305)       70,005    37      (5,635)      2,773
                                                          ----------    ----------   ---    --------    --------
 Change in unrealized appreciation (depreciation) of
  investments ..........................................    (127,410)     (158,452)    1      38,966      (7,854)
                                                          ----------    ----------   ---    --------    --------
Net Realized and Unrealized Gain (Loss) on
 Investments ...........................................    (340,715)      (88,447)   38      33,331      (5,081)
                                                          ----------    ----------   ---    --------    --------
Net Increase (Decrease) in Net Assets Resulting
 from Operations .......................................  $ (334,176)   $  (26,444)  $50    $ 34,954    $ (1,969)
                                                          ==========    ==========   ===    ========    ========



-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31,


                                                                EQ/Alliance Common Stock
                                                --------------------------------------------------------
                                                       2001                2000               1999
                                                ------------------ ------------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   50,342,309    $       1,166,110   $    1,037,574
 Net realized gain (loss) on investments ......      (99,169,632)         823,517,673      719,015,346
 Change in unrealized appreciation
  (depreciation) on investments ...............     (277,010,784)      (1,333,854,337)      13,099,046
                                                  --------------    -----------------   --------------
 Net increase (decrease) in net assets from
  operations ..................................     (325,838,107)        (509,170,554)     733,151,966
                                                  --------------    -----------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................      316,285,256          358,046,737      361,261,385
  Transfers between funds and
   guaranteed interest account, net ...........     (103,425,024)        (396,289,850)      (6,084,277)
  Transfers for contract benefits and
   terminations ...............................     (112,788,632)        (129,262,766)    (107,811,075)
  Contract maintenance charges ................     (151,157,302)        (147,249,534)    (138,531,902)
                                                  --------------    -----------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions ..................      (51,085,702)        (314,755,413)     108,834,130
                                                  --------------    -----------------   --------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....          162,962            3,190,692       (5,343,344)
                                                  --------------    -----------------   --------------
Increase (Decrease) in Net Assets .............     (376,760,847)        (820,735,275)     836,642,752
Net Assets - Beginning of Period ..............    2,959,133,917        3,779,869,192    2,943,226,440
                                                  --------------    -----------------   --------------
Net Assets - End of Period ....................   $2,582,373,070    $   2,959,133,917   $3,779,869,192
                                                  ==============    =================   ==============




                                                          EQ/Alliance Growth and Income
                                                --------------------------------------------------
                                                      2001             2000             1999
                                                ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   1,705,274    $   1,026,405    $    (518,361)
 Net realized gain (loss) on investments ......      6,285,604       53,883,629       21,586,560
 Change in unrealized appreciation
  (depreciation) on investments ...............    (14,338,526)     (35,037,744)      10,929,728
                                                 -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................     (6,347,648)      19,872,290       31,997,927
                                                 -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     63,003,886       51,375,171       43,151,141
  Transfers between funds and
   guaranteed interest account, net ...........     61,784,294       18,026,255       22,904,422
  Transfers for contract benefits and
   terminations ...............................    (12,314,818)     (12,474,188)      (5,529,385)
  Contract maintenance charges ................    (20,046,318)     (14,381,414)     (11,510,715)
                                                 -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     92,427,044       42,545,824       49,015,463
                                                 -------------    -------------    -------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....         21,489           29,752         (144,843)
                                                 -------------    -------------    -------------
Increase (Decrease) in Net Assets .............     86,100,885       62,447,866       80,868,547
Net Assets - Beginning of Period ..............    294,767,515      232,319,649      151,451,102
                                                 -------------    -------------    -------------
Net Assets - End of Period ....................  $ 380,868,400    $ 294,767,515    $ 232,319,649
                                                 =============    =============    =============


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31,


                                                              EQ/Alliance High Yield
                                                --------------------------------------------------
                                                      2001             2000             1999
                                                ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  11,182,251    $  13,410,653    $  16,489,390
 Net realized gain (loss) on investments ......    (19,177,544)     (14,615,073)     (15,030,554)
 Change in unrealized appreciation
  (depreciation) on investments ...............      8,741,806      (11,205,680)      (7,843,498)
                                                 -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................        746,513      (12,410,100)      (6,384,662)
                                                 -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     18,089,741       24,114,311       30,001,760
  Transfers between funds and
   guaranteed interest account, net ...........     (3,097,120)     (21,187,150)     (27,719,490)
  Transfers for contract benefits and
   terminations ...............................     (6,596,529)      (6,510,833)      (7,404,940)
  Contract maintenance charges ................     (9,310,362)      (9,706,663)     (11,174,876)
                                                 -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................       (914,270)     (13,290,335)     (16,297,546)
                                                 -------------    -------------    -------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....         (4,036)      (2,037,976)       2,143,697
                                                 -------------    -------------    -------------
Increase (Decrease) in Net Assets .............       (171,793)     (27,738,411)     (20,538,511)
Net Assets - Beginning of Period ..............    122,096,071      149,834,482      170,372,993
                                                 -------------    -------------    -------------
Net Assets - End of Period ....................  $ 121,924,278    $ 122,096,071    $ 149,834,482
                                                 =============    =============    =============




                                                 EQ/Alliance Intermediate Government Securities
                                                ------------------------------------------------
                                                      2001            2000             1999
                                                --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  4,007,079    $    4,111,994   $  3,670,605
 Net realized gain (loss) on investments ......     1,290,483            (3,837)      (194,507)
 Change in unrealized appreciation
  (depreciation) on investments ...............     1,797,986         2,567,919     (3,783,549)
                                                 ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations ..................................     7,095,548         6,676,076       (307,451)
                                                 ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................    19,225,366        10,221,162     16,691,635
  Transfers between funds and
   guaranteed interest account, net ...........    31,274,865       (12,624,593)    (4,529,957)
  Transfers for contract benefits and
   terminations ...............................    (4,636,804)       (2,804,930)    (3,290,939)
  Contract maintenance charges ................    (5,020,072)       (4,423,012)    (4,845,729)
                                                 ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    40,843,355        (9,631,373)     4,025,010
                                                 ------------    --------------   ------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....      (259,993)         (592,639)       184,107
                                                 ------------    --------------   ------------
Increase (Decrease) in Net Assets .............    47,678,910        (3,547,936)     3,901,666
Net Assets - Beginning of Period ..............    75,326,403        78,874,339     74,972,673
                                                 ------------    --------------   ------------
Net Assets - End of Period ....................  $123,005,313    $   75,326,403   $ 78,874,339
                                                 ============    ==============   ============


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31,


                                                           EQ/Alliance International
                                                ------------------------------------------------
                                                      2001             2000            1999
                                                ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $      687,507   $      (70,919)  $   (321,035)
 Net realized gain (loss) on investments ......      (8,005,230)       5,012,968      2,464,521
 Change in unrealized appreciation
  (depreciation) on investments ...............      (9,474,456)     (26,115,157)    19,788,723
                                                 --------------   --------------   ------------
 Net increase (decrease) in net assets from
  operations ..................................     (16,792,179)     (21,173,108)    21,932,209
                                                 --------------   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................      11,004,808       14,728,538     11,367,096
  Transfers between funds and
   guaranteed interest account, net ...........      (4,327,437)       8,264,334     (6,228,006)
  Transfers for contract benefits and
   terminations ...............................      (2,344,613)      (2,024,318)    (1,985,650)
  Contract maintenance charges ................      (4,271,767)      (4,159,142)    (3,388,996)
                                                 --------------   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................          60,991       16,809,412       (235,556)
                                                 --------------   --------------   ------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....          21,335           16,024        (49,840)
                                                 --------------   --------------   ------------
Increase (Decrease) in Net Assets .............     (16,709,853)      (4,347,672)    21,646,813
Net Assets - Beginning of Period ..............      72,534,083       76,881,755     55,234,942
                                                 --------------   --------------   ------------
Net Assets - End of Period ....................  $   55,824,230   $   72,534,083   $ 76,881,755
                                                 ==============   ==============   ============




                                                              EQ/Alliance Money Market
                                                -----------------------------------------------------
                                                       2001              2000              1999
                                                ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    12,140,810   $    18,750,665   $    12,329,959
 Net realized gain (loss) on investments ......       (1,312,388)       13,517,536           528,279
 Change in unrealized appreciation
  (depreciation) on investments ...............        2,210,091       (12,753,418)         (219,635)
                                                 ---------------   ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ..................................       13,038,513        19,514,783        12,638,603
                                                 ---------------   ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................      281,063,327       261,734,365       231,007,033
  Transfers between funds and
   guaranteed interest account, net ...........     (148,469,048)     (159,392,173)     (102,498,970)
  Transfers for contract benefits and
   terminations ...............................      (27,698,359)      (33,650,289)      (22,889,296)
  Contract maintenance charges ................      (33,347,788)      (30,749,863)      (29,994,931)
                                                 ---------------   ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ..................       71,548,132        37,942,040        75,623,836
                                                 ---------------   ---------------   ---------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....          113,926        (2,047,311)        1,075,796
                                                 ---------------   ---------------   ---------------
Increase (Decrease) in Net Assets .............       84,700,571        55,409,512        89,338,235
Net Assets - Beginning of Period ..............      399,837,889       344,428,377       255,090,142
                                                 ---------------   ---------------   ---------------
Net Assets - End of Period ....................  $   484,538,460   $   399,837,889   $   344,428,377
                                                 ===============   ===============   ===============


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31,


                                                         EQ/Alliance Premier Growth (a)
                                                -------------------------------------------------
                                                       2001             2000            1999
                                                ----------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $      (946,223)  $     403,852    $   (33,190)
 Net realized gain (loss) on investments ......     (127,060,769)      1,799,789        190,495
 Change in unrealized appreciation
  (depreciation) on investments ...............       66,507,612     (83,349,563)     5,068,707
                                                 ---------------   -------------    -----------
 Net increase (decrease) in net assets from
  operations ..................................      (61,499,380)    (81,145,922)     5,226,012
                                                 ---------------   -------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................       35,081,429      32,898,694      6,362,938
  Transfers between funds and
   guaranteed interest account, net ...........     (256,325,233)    418,028,445     40,600,125
  Transfers for contract benefits and
   terminations ...............................       (4,042,683)     (4,487,489)      (346,799)
  Contract maintenance charges ................      (10,065,785)     (6,486,655)      (628,821)
                                                 ---------------   -------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     (235,352,272)    439,952,995     45,987,443
                                                 ---------------   -------------    -----------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....           28,641           7,014          3,902
                                                 ---------------   -------------    -----------
Increase (Decrease) in Net Assets .............     (296,823,011)    358,814,087     51,217,357
Net Assets - Beginning of Period ..............      410,031,444      51,217,357             --
                                                 ---------------   -------------    -----------
Net Assets - End of Period ....................  $   113,208,433   $ 410,031,444    $51,217,357
                                                 ===============   =============    ===========




                                                          EQ/Alliance Small Cap Growth
                                                ------------------------------------------------
                                                      2001             2000            1999
                                                ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $     828,990    $    (616,222)   $   (284,347)
 Net realized gain (loss) on investments ......    (29,209,377)      52,329,086       4,345,484
 Change in unrealized appreciation
  (depreciation) on investments ...............     10,471,452      (35,002,229)     15,295,322
                                                 -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................    (17,908,935)      16,710,635      19,356,459
                                                 -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     27,628,862       21,647,575      16,092,219
  Transfers between funds and
   guaranteed interest account, net ...........     (1,365,248)      51,092,256      (8,749,007)
  Transfers for contract benefits and
   terminations ...............................     (4,420,805)      (3,606,884)     (1,349,630)
  Contract maintenance charges ................     (8,183,889)      (5,013,960)     (3,529,695)
                                                 -------------    -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     13,658,920       64,118,987       2,463,887
                                                 -------------    -------------    ------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....         61,768         (150,422)        (99,856)
                                                 -------------    -------------    ------------
Increase (Decrease) in Net Assets .............     (4,188,247)      80,679,200      21,720,490
Net Assets - Beginning of Period ..............    151,059,621       70,380,421      48,659,931
                                                 -------------    -------------    ------------
Net Assets - End of Period ....................  $ 146,871,374    $ 151,059,621    $ 70,380,421
                                                 =============    =============    ============


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31,


                                                                                                     EQ/Bernstein Diversified
                                                                    EQ/Balanced                                Value
                                                --------------------------------------------------- ---------------------------
                                                      2001              2000             1999             2001          2000
                                                ---------------- ----------------- ---------------- --------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  14,616,778    $   13,953,106    $  11,263,601    $    481,910    $  3,304
 Net realized gain (loss) on investments ......     (7,624,110)       91,832,699       59,723,908         994,294      (2,223)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (31,738,236)     (115,634,605)      11,891,088      (2,419,314)     10,394
                                                 -------------    --------------    -------------    ------------    --------
 Net increase (decrease) in net assets from
  operations ..................................    (24,745,568)       (9,848,800)      82,878,597        (943,110)     11,475
                                                 -------------    --------------    -------------    ------------    --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     52,423,463        43,380,686       45,762,044       7,544,069      41,252
  Transfers between funds and
   guaranteed interest account, net ...........    223,284,135       (18,801,218)     (32,690,258)     79,211,110     483,081
  Transfers for contract benefits and
   terminations ...............................    (31,418,693)      (23,090,558)     (22,220,063)     (1,699,250)        (44)
  Contract maintenance charges ................    (36,290,597)      (25,919,768)     (25,882,673)     (2,322,983)     (7,905)
                                                 -------------    --------------    -------------    ------------    --------
Net increase (decrease) in net assets from
 contractowners transactions ..................    207,998,308       (24,430,858)     (35,030,950)     82,732,946     516,348
                                                 -------------    --------------    -------------    ------------    --------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....        (38,485)         (657,407)          34,900          38,863           6
                                                 -------------    --------------    -------------    ------------    --------
Increase (Decrease) in Net Assets .............    183,214,255       (34,937,065)      47,882,547      81,828,695     527,865
Net Assets - Beginning of Period ..............    511,774,493       546,711,558      498,829,011         527,865          --
                                                 -------------    --------------    -------------    ------------    --------
Net Assets - End of Period ....................  $ 694,988,748    $  511,774,493    $ 546,711,558    $ 82,356,564    $527,865
                                                 =============    ==============    =============    ============    ========


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31,


                                                   EQ/Capital Guardian U.S. Equity (b)
                                                -----------------------------------------
                                                     2001          2000          1999
                                                ------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    3,410     $   28,254    $     781
 Net realized gain (loss) on investments ......     (56,949)        21,480        1,959
 Change in unrealized appreciation
  (depreciation) on investments ...............     154,385          6,999       17,325
                                                 ----------     ----------    ---------
 Net increase (decrease) in net assets from
  operations ..................................     100,846         56,733       20,065
                                                 ----------     ----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................   1,068,480        536,209      115,934
  Transfers between funds and
   guaranteed interest account, net ...........   6,314,186      1,033,573      390,589
  Transfers for contract benefits and
   terminations ...............................     (51,509)       (68,022)     (12,706)
  Contract maintenance charges ................    (272,829)       (84,915)      (2,423)
                                                 ----------     ----------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ..................   7,058,328      1,416,845      491,394
                                                 ----------     ----------    ---------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....      11,558          5,455          378
                                                 ----------     ----------    ---------
Increase (Decrease) in Net Assets .............   7,170,732      1,479,033      511,837
Net Assets - Beginning of Period ..............   1,990,870        511,837           --
                                                 ----------     ----------    ---------
Net Assets - End of Period ....................  $9,161,602     $1,990,870    $ 511,837
                                                 ==========     ==========    =========




                                                           EQ/Emerging Markets Equity
                                                -------------------------------------------------
                                                      2001             2000             1999
                                                ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $     (164,902)  $    3,508,920   $    (66,405)
 Net realized gain (loss) on investments ......     (15,699,665)       4,430,062        757,878
 Change in unrealized appreciation
  (depreciation) on investments ...............      13,760,152      (36,201,861)    13,987,219
                                                 --------------   --------------   ------------
 Net increase (decrease) in net assets from
  operations ..................................      (2,104,415)     (28,262,879)    14,678,692
                                                 --------------   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................       8,992,159       13,667,286      4,138,455
  Transfers between funds and
   guaranteed interest account, net ...........      (5,239,900)      19,732,771     15,981,886
  Transfers for contract benefits and
   terminations ...............................      (1,302,774)      (1,935,931)      (614,746)
  Contract maintenance charges ................      (3,268,963)      (3,117,702)      (888,987)
                                                 --------------   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................        (819,478)      28,346,424     18,616,608
                                                 --------------   --------------   ------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....           4,496       (1,141,709)    (1,953,290)
                                                 --------------   --------------   ------------
Increase (Decrease) in Net Assets .............      (2,919,397)      (1,058,164)    31,342,010
Net Assets - Beginning of Period ..............      39,632,385       40,690,549      9,348,539
                                                 --------------   --------------   ------------
Net Assets - End of Period ....................  $   36,712,988   $   39,632,385   $ 40,690,549
                                                 ==============   ==============   ============


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31,


                                                                EQ/Equity 500 Index                       EQ/FI Mid Cap (c)
                                                --------------------------------------------------- -----------------------------
                                                      2001              2000             1999            2001           2000
                                                ---------------- ----------------- ---------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   3,442,667    $    1,076,829    $   3,845,396    $   (23,046)    $    1,719
 Net realized gain (loss) on investments ......    (50,342,720)      154,361,638       27,204,757       (487,515)        22,280
 Change in unrealized appreciation
  (depreciation) on investments ...............    (34,420,555)     (231,136,418)      92,088,291        115,983         45,777
                                                 -------------    --------------    -------------    -----------     ----------
 Net increase (decrease) in net assets from
  operations ..................................    (81,320,608)      (75,697,951)     123,138,444       (394,578)        69,776
                                                 -------------    --------------    -------------    -----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................    111,734,358       141,841,978      123,310,198      3,104,260        366,696
  Transfers between funds and
   guaranteed interest account, net ...........    (11,874,126)     (188,630,273)     214,661,006     11,391,130      1,093,460
  Transfers for contract benefits and
   terminations ...............................    (23,714,086)      (31,072,192)     (21,408,589)      (134,130)        (4,645)
  Contract maintenance charges ................    (38,885,384)      (37,557,252)     (32,012,123)      (576,665)        (7,269)
                                                 -------------    --------------    -------------    -----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     37,260,762      (115,417,739)     284,550,492     13,784,595      1,448,242
                                                 -------------    --------------    -------------    -----------     ----------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....          7,463           249,927       (1,148,745)      (292,342)       500,894
                                                 -------------    --------------    -------------    -----------     ----------
Increase (Decrease) in Net Assets .............    (44,052,383)     (190,865,763)     406,540,191     13,097,675      2,018,912
Net Assets - Beginning of Period ..............    659,438,773       850,304,536      443,764,345      2,018,912             --
                                                 -------------    --------------    -------------    -----------     ----------
Net Assets - End of Period ....................  $ 615,386,390    $  659,438,773    $ 850,304,536    $15,116,587     $2,018,912
                                                 =============    ==============    =============    ===========     ==========


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31,


                                                          EQ/FI Small/Mid Cap Value
                                                ----------------------------------------------
                                                      2001            2000           1999
                                                --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    125,070    $    183,673    $   (113,891)
 Net realized gain (loss) on investments ......       138,857        (925,533)     (1,591,217)
 Change in unrealized appreciation
  (depreciation) on investments ...............     2,231,073       2,355,805       1,920,459
                                                 ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................     2,495,000       1,613,945         215,351
                                                 ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................    12,839,917       8,252,522      11,009,658
  Transfers between funds and
   guaranteed interest account, net ...........    32,580,993      (4,015,926)     (7,936,496)
  Transfers for contract benefits and
   terminations ...............................    (2,101,751)     (1,679,638)     (1,320,477)
  Contract maintenance charges ................    (3,235,147)     (2,277,996)     (2,723,017)
                                                 ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    40,084,012         278,962        (970,332)
                                                 ------------    ------------    ------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....        29,365         (14,691)        (23,731)
                                                 ------------    ------------    ------------
Increase (Decrease) in Net Assets .............    42,608,377       1,878,216        (778,712)
Net Assets - Beginning of Period ..............    37,826,429      35,948,213      36,726,925
                                                 ------------    ------------    ------------
Net Assets - End of Period ....................  $ 80,434,806    $ 37,826,429    $ 35,948,213
                                                 ============    ============    ============




                                                    EQ/International Equity Index           EQ/J.P. Morgan Core Bond
                                                ------------------------------------- -------------------------------------
                                                    2001         2000        1999          2001          2000        1999
                                                ------------ ------------ ----------- ------------- ------------- ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (600)   $     (41)    $   8      $  166,586    $   48,406    $   99
 Net realized gain (loss) on investments ......    (35,044)       3,601         9          70,457           908        --
 Change in unrealized appreciation
  (depreciation) on investments ...............    (12,786)     (19,166)       69         (95,335)        2,005      (116)
                                                 ---------    ---------     -----      ----------    ----------    ------
 Net increase (decrease) in net assets from
  operations ..................................    (48,430)     (15,606)       86         141,708        51,319       (17)
                                                 ---------    ---------     -----      ----------    ----------    ------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................    181,108       70,925        --         574,925        84,090        --
  Transfers between funds and
   guaranteed interest account, net ...........     25,789      128,159     1,182       2,969,291       951,048     2,277
  Transfers for contract benefits and
   terminations ...............................     (4,606)         (77)       --          (1,805)           --        --
  Contract maintenance charges ................    (18,330)      (6,569)       (8)        (72,727)       (6,190)      (70)
                                                 ---------    ---------     -----      ----------    ----------    ------
Net increase (decrease) in net assets from
 contractowners transactions ..................    183,961      192,438     1,174       3,469,684     1,028,948     2,207
                                                 ---------    ---------     -----      ----------    ----------    ------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....        529           15        --           3,533            24         2
                                                 ---------    ---------     -----      ----------    ----------    ------
Increase (Decrease) in Net Assets .............    136,060      176,847     1,260       3,614,925     1,080,291     2,192
Net Assets - Beginning of Period ..............    178,107        1,260        --       1,082,483         2,192        --
                                                 ---------    ---------     -----      ----------    ----------    ------
Net Assets - End of Period ....................  $ 314,167    $ 178,107    $1,260      $4,697,408    $1,082,483    $2,192
                                                 =========    =========    ======      ==========    ==========    ======


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31,


                                               EQ/Lazard Small Cap Value (c)
                                               -----------------------------
                                                     2001          2000
                                                -------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   64,828    $  2,778
 Net realized gain (loss) on investments ......      137,762         250
 Change in unrealized appreciation
  (depreciation) on investments ...............       20,327       6,143
                                                  ----------    --------
 Net increase (decrease) in net assets from
  operations ..................................      222,917       9,171
                                                  ----------    --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................      153,359      29,043
  Transfers between funds and
   guaranteed interest account, net ...........    1,821,881      97,039
  Transfers for contract benefits and
   terminations ...............................         (743)        (47)
  Contract maintenance charges ................      (33,037)     (2,949)
                                                  ----------    --------
Net increase (decrease) in net assets from
 contractowners transactions ..................    1,941,460     123,086
                                                  ----------    --------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....        2,091          15
                                                  ----------    --------
Increase (Decrease) in Net Assets .............    2,166,468     132,272
Net Assets - Beginning of Period ..............      132,272          --
                                                  ----------    --------
Net Assets - End of Period ....................   $2,298,740    $132,272
                                                  ==========    ========




                                                 EQ/Marsico Focus (d)           EQ/Mercury Basic Value Equity
                                                ---------------------- -----------------------------------------------
                                                         2001                2001            2000            1999
                                                ---------------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................        $   (365)        $  2,539,500    $  2,328,016    $    314,801
 Net realized gain (loss) on investments ......             159            2,183,807       3,134,933       2,389,365
 Change in unrealized appreciation
  (depreciation) on investments ...............           8,459             (467,046)         80,020       1,362,581
                                                       --------         ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................           8,253            4,256,261       5,542,969       4,066,747
                                                       --------         ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................          58,977           15,725,847      14,274,696      10,931,366
  Transfers between funds and
   guaranteed interest account, net ...........         634,874           30,278,072        (709,168)      7,324,607
  Transfers for contract benefits and
   terminations ...............................              --           (2,364,969)     (2,590,934)       (738,457)
  Contract maintenance charges ................          (3,060)          (3,962,409)     (2,726,971)     (1,912,295)
                                                       --------         ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................         690,791           39,676,541       8,247,623      15,605,221
                                                       --------         ------------    ------------    ------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....             365               19,766          (2,113)        (43,053)
                                                       --------         ------------    ------------    ------------
Increase (Decrease) in Net Assets .............         699,409           43,952,568      13,788,479      19,628,915
Net Assets - Beginning of Period ..............              --           53,578,788      39,790,309      20,161,394
                                                       --------         ------------    ------------    ------------
Net Assets - End of Period ....................        $699,409         $ 97,531,356    $ 53,578,788    $ 39,790,309
                                                       ========         ============    ============    ============


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEAR ENDED DECEMBER 31,


                                                          EQ/MFS Emerging Growth Companies
                                                ----------------------------------------------------
                                                       2001              2000             1999
                                                ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (1,252,435)  $     4,239,609    $   (640,976)
 Net realized gain (loss) on investments ......      (79,597,391)       42,246,120      17,547,129
 Change in unrealized appreciation
  (depreciation) on investments ...............      (29,752,357)     (121,109,758)     70,081,784
                                                 ---------------   ---------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................     (110,602,183)      (74,624,029)     86,987,937
                                                 ---------------   ---------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................       59,452,044        70,287,748      32,825,036
  Transfers between funds and
   guaranteed interest account, net ...........      (17,664,893)      106,624,803      73,824,786
  Transfers for contract benefits and
   terminations ...............................       (8,729,236)      (11,540,315)     (4,302,249)
  Contract maintenance charges ................      (18,898,434)      (16,274,107)     (7,077,162)
                                                 ---------------   ---------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................       14,159,481       149,098,129      95,270,411
                                                 ---------------   ---------------    ------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....           59,311           (13,468)        (72,131)
                                                 ---------------   ---------------    ------------
Increase (Decrease) in Net Assets .............      (96,383,391)       74,460,632     182,186,217
Net Assets - Beginning of Period ..............      312,643,673       238,183,041      55,996,824
                                                 ---------------   ---------------    ------------
Net Assets - End of Period ....................  $   216,260,282   $   312,643,673    $238,183,041
                                                 ===============   ===============    ============




                                                  EQ/Putnam International Equity   EQ/Small Company Index
                                                ---------------------------------- -----------------------
                                                     2001          2000      1999      2001        2000
                                                ------------- ------------- ------ ----------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    6,539    $    62,003   $ 12   $   1,623   $  3,112
 Net realized gain (loss) on investments ......    (213,305)        70,005     37      (5,635)     2,773
 Change in unrealized appreciation
  (depreciation) on investments ...............    (127,410)      (158,452)     1      38,966     (7,854)
                                                 ----------    -----------   ----   ---------   --------
 Net increase (decrease) in net assets from
  operations ..................................    (334,176)       (26,444)    50      34,954     (1,969)
                                                 ----------    -----------   ----   ---------   --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     525,435        177,172    666      96,565     15,197
  Transfers between funds and
   guaranteed interest account, net ...........   1,289,973        857,709     --     393,493     42,754
  Transfers for contract benefits and
   terminations ...............................     (21,852)          (173)    --      (1,623)       (36)
  Contract maintenance charges ................    (117,395)       (24,910)    --     (12,197)    (3,051)
                                                 ----------    -----------   ----   ---------   --------
Net increase (decrease) in net assets from
 contractowners transactions ..................   1,676,161      1,009,798    666     476,238     54,864
                                                 ----------    -----------   ----   ---------   --------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....       2,400             25     --         820     20,007
                                                 ----------    -----------   ----   ---------   --------
Increase (Decrease) in Net Assets .............   1,344,385        983,379    716     512,012     72,902
Net Assets - Beginning of Period ..............     984,095            716     --      72,902         --
                                                 ----------    -----------   ----   ---------   --------
Net Assets - End of Period ....................  $2,328,480    $   984,095   $716   $ 584,914   $ 72,902
                                                 ==========    ===========   ====   =========   ========


-------
(a) Commenced Operations on June 4, 1999.
(b) Commenced Operations on August 30, 1999.
(c) Commenced Operations on September 5, 2000.
(d) Commenced Operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2001


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997 and is an open-ended diversified management investment company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 39 variable investment options of which 23 are reported therein(1):

   o EQ/Alliance Common Stock
   o EQ/Alliance Growth and Income
   o EQ/Alliance High Yield
   o EQ/Alliance Intermediate Government Securities
   o EQ/Alliance International
   o EQ/Alliance Money Market
   o EQ/Alliance Premier Growth
   o EQ/Alliance Small Cap Growth
   o EQ/Balanced
   o EQ/Bernstein Diversified Value(8)
   o EQ/Capital Guardian U.S. Equity
   o EQ/Emerging Markets Equity(2)
   o EQ/Equity 500 Index(3)
   o EQ/FI Mid Cap
   o EQ/FI Small/Mid Cap Value(4)
   o EQ/International Equity Index(9)
   o EQ/J.P. Morgan Core Bond(5)
   o EQ/Lazard Small Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity(6)
   o EQ/MFS Emerging Growth Companies
   o EQ/Putnam International Equity
   o EQ/Small Company Index(7)

   ----------

   1) Effective May 18, 2001 the names of the investment options include EQ/.
   2) Formerly known as Morgan Stanley Emerging Markets Equity
   3) Formerly known as Alliance Equity Index
   4) Formerly known as Warburg Pincus Small Company Value
   5) Formerly known as JPM Core Bond Portfolio
   6) Formerly known as Merrill Lynch Basic Value Equity
   7) Formerly known as BT Small Company Index
   8) Formerly known as Lazard Large Cap Value
   9) Formerly known as BT International Equity Index

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for Variable Life products issued by Equitable Life including Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus(SM), IL Protector(SM), and IL COLI, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, flexible premium joint survivorship variable life insurance policies; Accumulator Life, modified single premium variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series." Incentive Life policies sold during 1999 and thereafter are referred to as "Incentive Life 2000 Sales 1999 and after," reflect an investment in Class IB shares and are different from Incentive Life products. The Incentive Life '02 and Survivorship Incentive Life '02 will first be offered October 21, 2002. These financial statement footnotes present the funds in which the Incentive Life '02 and Survivorship Incentive Life '02 Contractowners will invest in after October 21, 2002.

   The Account supports the operations of various Equitable Life insurance products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products (IL Plus Original Series, IL COLI, Incentive Life COLI, Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, IL Protector, Survivorship 2000, Incentive Life 200 Sales 1999 and after, Survivorship Incentive Life and SP-Flex) which are sold through Equitable's Agent Distribution channel.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements(Continued)

December 31, 2001


1. Organization (Concluded)

   subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividend and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   Receivable/payable for policy-related transactions represent amount due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but excludes amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the guaranteed interest account of Equitable Life's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less that the aggregate of the Contractowners account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements(Continued)

December 31, 2001


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:


                                                            Purchases            Sales
                                                       --------------   --------------
   EQ/Alliance Common Stock                            $  350,510,973   $  342,795,239
   EQ/Alliance Growth and Income                          563,009,719      453,199,522
   EQ/Alliance High Yield                                 110,624,817      100,490,370
   EQ/Alliance Intermediate Government Securities          72,419,940       27,857,846
   EQ/Alliance International                               87,457,134       86,414,086
   EQ/Alliance Money Market                             3,432,776,344    3,349,511,382
   EQ/Alliance Premier Growth                             304,222,924      541,480,665
   EQ/Alliance Small Cap Growth                           467,407,606      452,205,128
   EQ/Balanced                                            514,385,735      291,660,749
   EQ/Bernstein Diversified Value                         100,455,797       15,718,964
   EQ/Capital Guardian U.S. Equity                          8,379,879        1,300,628
   EQ/Emerging Markets Equity                              51,470,141       52,336,064
   EQ/Equity 500 Index                                    794,197,449      752,954,143
   EQ/FI Mid Cap                                           31,482,577       18,016,739
   EQ/FI Small/Mid Cap Value                               54,928,300       14,693,502
   EQ/International Equity Index                              285,690          101,440
   EQ/J.P. Morgan Core Bond                                 4,113,456          428,349
   EQ/Lazard Small Cap Value                                2,490,266          369,053
   EQ/Marsico Focus                                           702,193           11,402
   EQ/Mercury Basic Value Equity                           54,083,284        9,826,225
   EQ/MFS Emerging Growth Companies                       232,576,268      219,619,347
   EQ/Putnam International Equity                           2,155,048          469,796
   EQ/Small Company Index                                     517,395           38,496
                                                       --------------   --------------
                                                       $7,240,652,935   $6,731,499,135
                                                       ==============   ==============

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and as such receives management fees for services performed in its capacity as investment manager of EQAT. Equitable life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining and discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios (including EQ/Balanced, EQ/Bernstein Diversified Value, EQ/Equity 500 Index). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries or AXA Network Insurance Agency of Texas, Inc. The Contracts are also sold through licensed insurance

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements(Continued)

December 31, 2001


4. Expenses and Related Party Transactions (Concluded)

   agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5. Substitutions

   On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of:

   o 17,996,107 Class IA shares of Alliance Conservative Investors (valued at $213,613,796), 369,654 Class IB shares of Alliance Conservative Investors (valued at $4,369,307),

   o 29,561 Class IA shares of EQ/Evergreen Foundation (valued at $279,939), 22,643 Class IB shares of EQ/Evergreen Foundation (valued at $214,429),

   o 910,237 Class IA shares of EQ/Putnam Balanced (valued at $11,241,432), 107,226 Class IB shares of EQ/Putnam Balanced (valued at $1,324,236),

   o 475,863 Class IA shares of Mercury World Strategy (valued at $4,668,221), 59,561 Class IB shares of Mercury World Strategy (valued at $584,293)

   for 14,665,181 Class IA shares of the EQ/Balanced Portfolio and 416,171 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $236,295,653). On May 18, 2001 the assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy at that date were combined with those of EQ/Balanced. The aggregate net assets of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, Mercury World Strategy and EQ/Balanced immediately before the substitution were $217,983,103, $494,368, $12,565,668, $5,252,514 and $515,130,871,
   respectively, resulting in combined assets after substitution of $751,426,524 in EQ/Balanced Portfolio.

   On May 18, 2001 the EQ/Bernstein Diversified Value Portfolio (Bernstein), formerly the Lazard Large Cap Portfolio, acquired all the net assets of the
   T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with the Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 5,374,332 Class IB shares of T. Rowe Price Equity Income (valued at $71,048,669) for 5,785,722 of Class IB shares of Bernstein outstanding (valued at $71,048,669). On May 18, 2001 the T. Rowe Price Equity Income Portfolio assets at that date were combined with those of the Bernstein Portfolio. The aggregate net assets of the Bernstein Portfolio and the T. Rowe Price Equity Income Portfolio immediately before the substitution were $648,683 and $71,048,669, respectively, resulting in combined assets after the substitution of $71,697,352 in EQ/Bernstein Portfolio.

   On October 6, 2000 EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 35,800 Class IB shares of EQ/Equity 500 Index Portfolio (valued at $1,013,069) for the 71,158 Class IB shares of BT Equity 500 Index Portfolio outstanding (valued at $1,013,069). BT Equity 500 Index Portfolio's assets at that date were combined with those of EQ/Equity 500 Index Portfolio. The aggregate net assets of EQ/Equity 500 Index Portfolio and BT Equity 500 Index Portfolio immediately before the substitution were $713,508,296 and $1,013,069, respectively, resulting in combined assets after the substitution of $714,521,365 in EQ/Equity 500 Index Portfolio.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements(Continued)

December 31, 2001


6. Asset Charges

   Under the Contracts, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution channel have charges currently for Incentive Life, Incentive Life Plus, and Survivorship Incentive Life of 0.60%, for Survivorship 2000 of 0.90%, and Accumulator Life of 1.35%. The products sold through Equitable's Agent Distribution channel have charges currently as shown below:



                                                                  Mortality and
                                                                     Expense      Mortality(b)  Administrative  Total
                                                                  --------------  ------------  --------------  -----
   Incentive Life, Incentive Life 2000, Incentive Life 2000
   Sales 1999 and after, Incentive Life Plus, Champion
   2000 (a) ...................................................        .60%            --             --         .60%
   IL Plus Original Series (b) ................................        .85%            --             --         .85%
   IL COLI (b) ................................................        .20%            --             --         .20%
   Survivorship Incentive Life (a) ............................        .60%            --             --         .60%
   Survivorship 2000 (a) ......................................        .90%            --             --         .90%
   IL Protector (a) ...........................................        .80%            --             --         .80%
   Accumulator Life (a) .......................................       1.35%            --             --        1.35%
   SP-Flex (a) ................................................        .85%            .60%           .35%      1.80%

----------
   (a) Charged to daily net assets of the Account.

   (b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.


   The above table represents the products sold through the Account as of December 31, 2001. The Incentive Life '02 and Survivorship Incentive Life '02 products are not included in the table above as they will first be offered on October 21, 2002 and will bear a 0.80%and 0.90% mortality and expense charge, respectively. The mortality and expense charge will be charged to the Contractowner's Account monthly and will be reflected in the Transfers for contract benefits and terminations line in the Statements of Changes in Net Assets.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus Second Series, IL COLI, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Accumulator Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Accumulator Life and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   All contractowners accounts are assessed monthly by Equitable Life for mortality (cost of insurance and optional rider benefit charges) and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.


7. Changes in Units Outstanding

   The Incentive Life '02 and Survivorship Incentive Life '02 products will first be offered on October 21, 2002. As a result, there are no changes in units outstanding presented.


8. Accumulation Unit Values

   The Incentive Life '02 and Survivorship Incentive Life '02 products will first be offered on October 21, 2002. As a result, there are no accumulation unit values presented.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements(Concluded)

December 31, 2001


9. Investment Income ratio

   Shown below is the Investment Income ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying of the declaration of dividends by the underlying fund in which the Account invests.



                                                                Years Ended December 31,
                                                  --------------------------------------------------
                                                   2001        2000       1999       1998      1997
                                                  ------      ------     ------     ------    ------
   EQ/Alliance Common Stock .................      2.37%       0.61%      0.59%      0.61%     0.56%
   EQ/Alliance Growth and Income ............      1.03%       0.94%      0.27%      0.33%     1.01%
   EQ/Alliance High Yield ...................      9.74%      10.46%     10.74%     10.51%     9.62%
   EQ/Alliance Intermediate Government
    Securities ..............................      4.25%       5.48%      5.14%      5.11%     5.55%
   EQ/Alliance International ................      1.61%       0.45%        --       1.89%     2.81%
   EQ/Alliance Money Market .................      3.41%       5.76%      4.74%      5.00%     4.73%
   EQ/Alliance Premier Growth ...............        --        0.93%      0.76%        --        --
   EQ/Alliance Small Cap Growth .............      1.04%         --         --       0.01%     0.05%
   EQ/Balanced ..............................      2.85%       3.23%      2.75%      2.65%     3.22%
   EQ/Bernstein Diversified Value ...........      1.39%       2.16%        --         --        --
   EQ/Capital Guardian US Equity ............      0.48%       2.75%      1.56%        --        --
   EQ/Emerging Markets Equity ...............        --        7.80%      1.77%      0.48%     0.87%
   EQ/Equity 500 Index ......................      1.04%       0.64%      1.12%      1.15%     1.53%
   EQ/FI Mid Cap ............................      0.24%       0.39%        --         --        --
   EQ/FI Small/Mid Cap Value ................      0.71%       1.01%      0.18%      0.51%     1.37%
   EQ/International Equity Index ............      0.33%       0.54%      4.28%        --        --
   EQ/J.P. Morgan Core Bond .................      6.57%      12.68%     13.75%        --        --
   EQ/Lazard Small Cap Value ................      7.28%       5.58%        --         --        --
   EQ/Marsico Focus .........................       --           --         --         --        --
   EQ/Mercury Basic Value Equity ............      3.87%       5.50%      8.01%      6.05%     2.41%
   EQ/MFS Emerging Growth Companies .........      0.02%       2.02%      2.92%        --      5.91%
   EQ/Putnam International Equity ...........      0.96%      16.34%     20.47%        --        --
   EQ/Small Company Index ...................      1.15%      15.71%        --         --        --


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2002 (Unaudited)


                                                                                         AXA Premier VIP  AXA Premier VIP
                                                     AXA Premier VIP   AXA Premier VIP    International    Large Cap Core
                                                        Core Bond        Health Care         Equity            Equity
                                                    ----------------- ----------------- ---------------- -----------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................     $3,320,895        $  989,710         $8,307           $     --
Receivable for Trust shares sold ..................             --                --             22                 --
Receivable for policy-related transactions ........        137,485             4,003             --                 --
                                                        ----------        ----------         ------           --------
  Total assets ....................................      3,458,380           993,713          8,329                 --
                                                        ----------        ----------         ------           --------
Liabilities:
Payable for Trust shares purchased ................        137,485             4,003             --                 --
Payable for policy-related transactions ...........             --                --             22                 --
                                                        ----------        ----------         ------           --------
  Total liabilities ...............................        137,485             4,003             22                 --
                                                        ----------        ----------         ------           --------
Net Assets ........................................     $3,320,895        $  989,710         $8,307           $     --
                                                        ==========        ==========         ======           ========
Net Assets:
Accumulation Units ................................     $3,320,296        $  989,241         $8,305           $     --
Accumulation nonunitized ..........................             --                --             --                 --
Retained by Equitable Life in Separate
 Account FP .......................................            599               469              2                 --
                                                        ----------        ----------         ------           --------
Total net assets ..................................     $3,320,895        $  989,710         $8,307           $     --
                                                        ==========        ==========         ======           ========
Investments in shares of The Trust, at cost .......     $3,333,846        $1,035,704         $8,157           $     --
Trust shares held
 Class A ..........................................
 Class B ..........................................        327,632           115,772            872                 --
Units outstanding (000's):
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................             --                --             --                 --
All other products offered by Separate
 Account FP .......................................             32                11             --                 --
Unit value:
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................             --                --             --                 --
Net Assets of other products offered
 by Separate Account FP ...........................     $3,320,296        $  989,241         $8,305           $     --


                                                     AXA Premier VIP                     AXA Premier VIP   AXA Premier VIP
                                                        Large Cap      AXA Premier VIP    Small/Mid Cap     Small/Mid Cap
                                                          Growth       Large Cap Value        Growth            Value
                                                    ----------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................      $     --          $     --           $1,765          $2,263,068
Receivable for Trust shares sold ..................            --                --               --                  --
Receivable for policy-related transactions ........            --                --               --              19,900
                                                         --------          --------           ------          ----------
  Total assets ....................................            --                --            1,765           2,282,968
                                                         --------          --------           ------          ----------
Liabilities:
Payable for Trust shares purchased ................            --                --               --              19,900
Payable for policy-related transactions ...........            --                --               --                  --
                                                         --------          --------           ------          ----------
  Total liabilities ...............................            --                --               --              19,900
                                                         --------          --------           ------          ----------
Net Assets ........................................      $     --          $     --           $1,765          $2,263,068
                                                         ========          ========           ======          ==========
Net Assets:
Accumulation Units ................................      $     --          $     --           $1,765          $2,262,376
Accumulation nonunitized ..........................            --                --               --                  --
Retained by Equitable Life in Separate
 Account FP .......................................            --                --               --                 692
                                                         --------          --------           ------          ----------
Total net assets ..................................      $     --          $     --           $1,765          $2,263,068
                                                         ========          ========           ======          ==========
Investments in shares of The Trust, at cost .......      $     --          $     --           $1,880          $2,405,903
Trust shares held
 Class A ..........................................
 Class B ..........................................            --                --              235             260,379
Units outstanding (000's):
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --                --               --                  --
All other products offered by Separate
 Account FP .......................................            --                --               --                  23
Unit value:
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --                --               --                  --
Net Assets of other products offered
 by Separate Account FP ...........................      $     --          $     --           $1,765          $2,262,376

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                          EQ/Alliance
                                                     AXA Premier VIP     EQ/Alliance       Growth and
                                                        Technology       Common Stock        Income
                                                    ----------------- ----------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................      $     --      $1,835,156,551    $363,262,983
Receivable for Trust shares sold ..................            --           6,286,242         308,912
Receivable for policy-related transactions ........            --                  --              --
                                                         --------      --------------    ------------
  Total assets ....................................            --       1,841,442,793     363,571,895
                                                         --------      --------------    ------------
Liabilities:
Payable for Trust shares purchased ................            --                  --              --
Payable for policy-related transactions ...........            --           6,373,564         437,653
                                                         --------      --------------    ------------
  Total liabilities ...............................            --           6,373,564         437,653
                                                         --------      --------------    ------------
Net Assets ........................................      $     --      $1,835,069,229    $363,134,242
                                                         ========      ==============    ============
Net Assets:
Accumulation Units ................................      $     --      $1,928,766,223    $362,754,710
Accumulation nonunitized ..........................            --           5,058,100         155,977
Retained by Equitable Life in Separate
 Account FP .......................................            --             244,906         223,555
                                                         --------      --------------    ------------
Total net assets ..................................      $     --      $1,835,069,229    $363,134,242
                                                         ========      ==============    ============
Investments in shares of The Trust, at cost .......      $     --      $3,303,885,544    $432,422,752
Trust shares held
 Class A ..........................................            --         151,319,728      21,116,521
 Class B ..........................................            --           8,080,604       3,940,424
Units outstanding (000's):
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --                  --              --
All other products offered by Separate
 Account FP .......................................            --               5,244           1,845
Unit value:
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --                  --              --
Net Assets of other products offered
 by Separate Account FP ...........................      $     --      $1,928,766,223    $362,754,710





                                                      EQ/Alliance
                                                     Intermediate
                                                      Government     EQ/Alliance      EQ/Alliance      EQ/Alliance
                                                      Securities    International    Money Market    Premier Growth
                                                    -------------- --------------- ---------------- ----------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................  $149,513,656    $59,549,691     $481,612,056     $ 89,556,498
Receivable for Trust shares sold ..................            --        970,063               --           81,446
Receivable for policy-related transactions ........            --             --       11,038,100               --
                                                     ------------    -----------     ------------     ------------
  Total assets ....................................   149,513,656     60,519,754      492,650,156       89,637,944
                                                     ------------    -----------     ------------     ------------
Liabilities:
Payable for Trust shares purchased ................       157,154             --       10,971,091               --
Payable for policy-related transactions ...........       527,990      1,062,259               --          355,268
                                                     ------------    -----------     ------------     ------------
  Total liabilities ...............................       685,144      1,062,259       10,971,091          355,268
                                                     ------------    -----------     ------------     ------------
Net Assets ........................................  $148,828,512    $59,457,495     $481,679,065     $ 89,282,676
                                                     ============    ===========     ============     ============
Net Assets:
Accumulation Units ................................  $148,233,983    $59,254,821     $479,854,145     $ 89,229,929
Accumulation nonunitized ..........................       300,138         47,758        1,871,911               --
Retained by Equitable Life in Separate
 Account FP .......................................       294,391        154,916          (46,991)          52,747
                                                     ------------    -----------     ------------     ------------
Total net assets ..................................  $148,828,512    $59,457,495     $481,679,065     $ 89,282,676
                                                     ============    ===========     ============     ============
Investments in shares of The Trust, at cost .......  $142,297,003    $65,576,793     $481,486,332     $117,084,667
Trust shares held
 Class A ..........................................    13,277,834      6,445,403       36,594,640               --
 Class B ..........................................     1,359,595        773,908        9,532,860       15,561,514
Units outstanding (000's):
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --             --               --               --
All other products offered by Separate
 Account FP .......................................           853            578            2,860            1,555
Unit value:
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --             --               --               --
Net Assets of other products offered
 by Separate Account FP ...........................  $148,233,983    $59,254,821     $479,854,145     $ 89,229,929





                                                      EQ/Alliance
                                                       Small Cap
                                                         Growth
                                                    ---------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................  $133,616,597
Receivable for Trust shares sold ..................        31,010
Receivable for policy-related transactions ........            --
                                                     ------------
  Total assets ....................................   133,647,607
                                                     ------------
Liabilities:
Payable for Trust shares purchased ................            --
Payable for policy-related transactions ...........        77,408
                                                     ------------
  Total liabilities ...............................        77,408
                                                     ------------
Net Assets ........................................  $135,570,199
                                                     ============
Net Assets:
Accumulation Units ................................  $133,497,740
Accumulation nonunitized ..........................            --
Retained by Equitable Life in Separate
 Account FP .......................................        72,459
                                                     ------------
Total net assets ..................................  $133,570,199
                                                     ============
Investments in shares of The Trust, at cost .......  $157,358,267
Trust shares held
 Class A ..........................................    10,271,897
 Class B ..........................................     2,183,774
Units outstanding (000's):
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --
All other products offered by Separate
 Account FP .......................................         1,130
Unit value:
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --
Net Assets of other products offered
 by Separate Account FP ...........................  $133,497,740



-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                           EQ/Capital
                                                                        EQ/Bernstein     Guardian U.S.
                                                      EQ/Balanced    Diversified Value       Equity
                                                    --------------- ------------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................  $618,937,845       $103,142,159      $15,891,384
Receivable for Trust shares sold ..................       268,217                 --            5,836
Receivable for policy-related transactions ........            --            381,933               --
                                                     ------------       ------------      -----------
  Total assets ....................................   619,206,062        103,524,092       15,897,220
                                                     ------------       ------------      -----------
Liabilities:
Payable for Trust shares purchased ................            --            430,990               --
Payable for policy-related transactions ...........       809,813                 --            5,843
                                                     ------------       ------------      -----------
  Total liabilities ...............................       809,813            430,990            5,843
                                                     ------------       ------------      -----------
Net Assets ........................................  $618,396,249       $103,093,102      $15,891,377
                                                     ============       ============      ===========
Net Assets:
Accumulation Units ................................  $615,340,760       $103,030,969      $15,774,303
Accumulation nonunitized ..........................     2,963,378                 --               --
Retained by Equitable Life in Separate
 Account FP .......................................       119,111             62,133          117,074
                                                     ------------       ------------      -----------
Total net assets ..................................  $618,396,249       $103,093,102      $15,891,377
                                                     ============       ============      ===========
Investments in shares of The Trust, at cost .......  $734,028,584       $110,288,338      $18,256,020
Trust shares held
 Class A ..........................................    45,472,915                 --        1,851,181
 Class B ..........................................     1,548,177          9,124,555            9,792
Units outstanding (000's):
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --                 --               --
All other products offered by Separate
 Account FP .......................................         1,769                976              182
Unit value:
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --                 --               --
Net Assets of other products offered
 by Separate Account FP ...........................  $615,340,760       $103,030,969      $15,774,303



                                                       EQ/Emerging    EQ/Equity 500                   EQ/FI Small/Mid
                                                     Markets Equity       Index       EQ/FI Mid Cap      Cap Value
                                                    ---------------- --------------- --------------- ----------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................    $45,817,622    $573,581,222     $25,256,250     $126,903,412
Receivable for Trust shares sold ..................        854,653              --              --               --
Receivable for policy-related transactions ........             --       1,868,453           8,907          928,568
                                                       -----------    ------------     -----------     ------------
  Total assets ....................................     46,672,275     575,449,675      25,265,157      127,831,980
                                                       -----------    ------------     -----------     ------------
Liabilities:
Payable for Trust shares purchased ................             --       1,377,389           5,943          940,369
Payable for policy-related transactions ...........        858,696              --              --               --
                                                       -----------    ------------     -----------     ------------
  Total liabilities ...............................        858,696       1,377,389           5,943          940,369
                                                       -----------    ------------     -----------     ------------
Net Assets ........................................    $45,813,579    $574,072,286     $25,259,214     $126,891,611
                                                       ===========    ============     ===========     ============
Net Assets:
Accumulation Units ................................    $45,783,394    $573,493,602     $25,071,892     $126,812,525
Accumulation nonunitized ..........................             --         369,805              --               --
Retained by Equitable Life in Separate
 Account FP .......................................         30,185         208,879         187,322           79,086
                                                       -----------    ------------     -----------     ------------
Total net assets ..................................    $45,813,579    $574,072,286     $25,259,214     $126,891,611
                                                       ===========    ============     ===========     ============
Investments in shares of The Trust, at cost .......    $52,345,441    $687,449,470     $27,397,674     $124,888,552
Trust shares held
 Class A ..........................................             --      27,176,583              --               --
 Class B ..........................................      7,848,931       2,846,144       3,226,216       10,650,694
Units outstanding (000's):
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................             --              --              --               --
All other products offered by Separate
 Account FP .......................................            690           3,008             322            1,065
Unit value:
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................             --              --              --               --
Net Assets of other products offered
 by Separate Account FP ...........................    $45,783,394    $573,493,602     $25,071,892     $126,812,525





                                                     EQ/High Yield
                                                    --------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................  $115,598,736
Receivable for Trust shares sold ..................        56,444
Receivable for policy-related transactions ........            --
                                                     ------------
  Total assets ....................................   115,655,180
                                                     ------------
Liabilities:
Payable for Trust shares purchased ................            --
Payable for policy-related transactions ...........        61,578
                                                     ------------
  Total liabilities ...............................        61,578
                                                     ------------
Net Assets ........................................  $115,593,602
                                                     ============
Net Assets:
Accumulation Units ................................  $114,575,633
Accumulation nonunitized ..........................       811,020
Retained by Equitable Life in Separate
 Account FP .......................................       206,949
                                                     ------------
Total net assets ..................................  $115,593,602
                                                     ============
Investments in shares of The Trust, at cost .......  $151,950,873
Trust shares held
 Class A ..........................................    21,425,658
 Class B ..........................................     1,351,850
Units outstanding (000's):
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --
All other products offered by Separate
 Account FP .......................................           605
Unit value:
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --
Net Assets of other products offered
 by Separate Account FP ...........................  $114,575,633



-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

JUNE 30, 2002 (Unaudited)


                                                     EQ/International   EQ/J.P. Morgan   EQ/Lazard Small
                                                       Equity Index        Core Bond        Cap Value
                                                    ------------------ ---------------- -----------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................      $607,620         $10,636,829       $2,646,758
Receivable for Trust shares sold ..................            --               2,843               --
Receivable for policy-related transactions ........            --                  --          154,979
                                                         --------         -----------       ----------
  Total assets ....................................       607,620          10,636,672        2,801,737
                                                         --------         -----------       ----------
Liabilities:
Payable for Trust shares purchased ................           666                  --          154,979
Payable for policy-related transactions ...........        15,505               2,818               --
                                                         --------         -----------       ----------
  Total liabilities ...............................        16,171               2,818          154,979
                                                         --------         -----------       ----------
Net Assets ........................................      $591,449         $10,636,854       $2,646,758
                                                         ========         ===========       ==========
Net Assets:
Accumulation Units ................................      $508,814         $10,519,562       $2,638,130
Accumulation nonunitized ..........................            --                  --               --
Retained by Equitable Life in Separate
 Account FP .......................................        82,635             117,292            8,628
                                                         --------         -----------       ----------
Total net assets ..................................      $591,449         $10,636,854       $2,646,758
                                                         ========         ===========       ==========
Investments in shares of The Trust, at cost .......      $645,659         $10,474,576       $2,714,279
Trust shares held
 Class A ..........................................        11,428               9,300               --
 Class B ..........................................        59,930             948,560          233,697
Units outstanding (000's):
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --                  --               --
All other products offered by Separate
 Account FP .......................................             6                  84               20
Unit value:
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --                  --               --
Net Assets of other products offered
 by Separate Account FP ...........................      $508,814         $10,519,562       $2,638,130



                                                                          EQ/Mercury         EQ/MFS         EQ/Putnam
                                                                         Basic Value    Emerging Growth   International
                                                     EQ/Marsico Focus       Equity         Companies          Equity
                                                    ------------------ --------------- ----------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................     $6,478,414      $114,473,119      $160,206,819     $62,052,545
Receivable for Trust shares sold ..................             --            44,111           546,542       1,086,557
Receivable for policy-related transactions ........         51,740                --                --              --
                                                        ----------      ------------      ------------     -----------
  Total assets ....................................      6,530,154       114,517,230       160,753,361      63,139,102
                                                        ----------      ------------      ------------     -----------
Liabilities:
Payable for Trust shares purchased ................         51,740                --                --              --
Payable for policy-related transactions ...........             --            75,937           577,299       1,081,662
                                                        ----------      ------------      ------------     -----------
  Total liabilities ...............................         51,740            75,937           577,299       1,081,662
                                                        ----------      ------------      ------------     -----------
Net Assets ........................................     $6,478,414      $114,441,293      $160,176,062     $62,057,440
                                                        ==========      ============      ============     ===========
Net Assets:
Accumulation Units ................................     $6,472,006      $114,366,843      $160,086,463     $61,873,990
Accumulation nonunitized ..........................             --                --                --
Retained by Equitable Life in Separate
 Account FP .......................................          6,408            74,450            89,599         183,450
                                                        ----------      ------------      ------------     -----------
Total net assets ..................................     $6,478,414      $114,441,293      $160,176,062     $62,057,440
                                                        ==========      ============      ============     ===========
Investments in shares of The Trust, at cost .......     $6,623,259      $124,712,663      $247,146,216     $64,186,349
Trust shares held
 Class A ..........................................             --                --                --           9,382
 Class B ..........................................        559,657         9,110,691        15,379,971       6,066,178
Units outstanding (000's):
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................             --                --                --              --
All other products offered by Separate
 Account FP .......................................             60               706             1,451             628
Unit value:
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................             --                --                --              --
Net Assets of other products offered
 by Separate Account FP ...........................     $6,472,006      $114,366,843      $160,086,463     $61,873,990



                                                     EQ/Small Company
                                                          Index
                                                    -----------------
Assets:
Investments in shares of The Trust, at fair
 value ............................................      $772,346
Receivable for Trust shares sold ..................            --
Receivable for policy-related transactions ........        44,133
                                                         --------
  Total assets ....................................       816,479
                                                         --------
Liabilities:
Payable for Trust shares purchased ................           999
Payable for policy-related transactions ...........            --
                                                         --------
  Total liabilities ...............................           999
                                                         --------
Net Assets ........................................      $815,480
                                                         ========
Net Assets:
Accumulation Units ................................      $677,495
Accumulation nonunitized ..........................
Retained by Equitable Life in Separate
 Account FP .......................................       137,985
                                                         --------
Total net assets ..................................      $815,480
                                                         ========
Investments in shares of The Trust, at cost .......      $785,751
Trust shares held
 Class A ..........................................        10,618
 Class B ..........................................        78,252
Units outstanding (000's):
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --
All other products offered by Separate
 Account FP .......................................             7
Unit value:
Incentive Life '02, Survivorship Incentive Life
 '02 ..............................................            --
Net Assets of other products offered
 by Separate Account FP ...........................      $677,495



-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                 AXA Premier VIP  AXA Premier VIP
                                             AXA Premier VIP   AXA Premier VIP    International    Large Cap Core
                                              Core Bond (a)    Health Care (a)     Equity (a)        Equity (a)
                                            ----------------- ----------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................     $   5,320         $      --           $ --            $     --
 Expenses:
  Mortality and expense risk charges ......           641               503              2                  --
                                                ---------         ---------           ----            --------
Net Investment Income (Loss) ..............         4,679              (503)            (2)                 --
                                                ---------         ---------           ----            --------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....             8            (1,636)            (1)                 --
  Realized gain distribution from The
   Trust ..................................            --                --             --                  --
                                                ---------         ---------           ----            --------
 Net realized gain (loss) .................             8            (1,636)            (1)                 --
                                                ---------         ---------           ----            --------
 Change in unrealized appreciation
  (depreciation) of investments ...........       (12,951)          (45,994)          $149                  --
                                                ---------         ---------           ----            --------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................       (12,943)          (47,630)           148                  --
                                                ---------         ---------           ----            --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................     $  (8,264)        $ (48,133)          $146            $     --
                                                =========         =========           ====            ========

                                             AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                Growth (a)        Value (a)         Growth (a)        Value (a)
                                            ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................      $     --          $     --          $  --           $       --
 Expenses:
  Mortality and expense risk charges ......            --                --              1                  710
                                                 --------          --------          -----           ----------
Net Investment Income (Loss) ..............            --                --             (1)                (710)
                                                 --------          --------          -----           ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....            --                --             --               (1,901)
  Realized gain distribution from The
   Trust ..................................            --                --             --                   --
                                                 --------          --------          -----           ----------
 Net realized gain (loss) .................            --                --             --               (1,901)
                                                 --------          --------          -----           ----------
 Change in unrealized appreciation
  (depreciation) of investments ...........            --                --           (115)            (142,834)
                                                 --------          --------          -----           ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................            --                --           (115)            (144,735)
                                                 --------          --------          -----           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................      $     --          $     --          $(116)          $ (145,445)
                                                 ========          ========          =====           ==========


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                 EQ/Alliance
                                           AXA Premier VIP     EQ/Alliance        Growth and
                                            Technology (a)     Common Stock         Income
                                          ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............      $     --      $      998,920     $     191,036
 Expenses:
  Mortality and expense risk charges ....            --           6,399,384         1,039,053
                                               --------      --------------     -------------
Net Investment Income (Loss) ............            --          (5,400,464)         (848,017)
                                               --------      --------------     -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...            --        (119,602,575)       (3,998,953)
  Realized gain distribution from The
   Trust ................................            --                  --                --
                                               --------      --------------     -------------
 Net realized gain (loss) ...............            --        (119,602,575)       (3,998,953)
                                               --------      --------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments .........            --        (560,272,123)      (46,953,738)
                                               --------      --------------     -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................            --        (679,874,698)      (50,952,691)
                                               --------      --------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............      $     --      $ (685,275,162)    $ (51,800,708)
                                               ========      ==============     =============





                                            EQ/Alliance
                                           Intermediate                                                      EQ/Alliance
                                            Government     EQ/Alliance     EQ/Alliance      EQ/Alliance       Small Cap
                                            Securities    International    Money Market   Premier Growth        Growth
                                          -------------- --------------- --------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............   $       --    $          --   $          --   $          --     $          --
 Expenses:
  Mortality and expense risk charges ....      169,923          152,918       1,121,648         294,144           387,883
                                            ----------    -------------   -------------   -------------     -------------
Net Investment Income (Loss) ............     (169,923)        (152,918)     (1,121,648)       (294,144)         (387,883)
                                            ----------    -------------   -------------   -------------     -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...      548,861       (2,639,703)     (5,792,861)     (8,739,329)       (3,393,979)
  Realized gain distribution from The
   Trust ................................           --               --              --              --                --
                                            ----------    -------------   -------------   -------------     -------------
 Net realized gain (loss) ...............      548,861       (2,639,703)     (5,792,861)     (8,739,329)        3,393,979
                                            ----------    -------------   -------------   -------------     -------------
 Change in unrealized appreciation
  (depreciation) of investments .........    4,243,235        4,271,337       9,352,237     (15,754,925)      (23,287,170)
                                            ----------    -------------   -------------   -------------     -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................    4,792,096        1,631,634       3,559,376     (24,494,254)      (26,681,149)
                                            ----------    -------------   -------------   -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............   $4,622,173    $   1,478,716   $   2,437,728   $ (24,788,398)    $ (27,069,032)
                                            ==========    =============   =============   =============     =============



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                             EQ/Bernstein          EQ/Capital
                                          EQ/Balanced     Diversified Value   Guardian U.S. Equity
                                       ----------------- ------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ...........   $     254,308      $        884         $       4,308
 Expenses:
  Mortality and expense risk charges .       1,936,512           233,711                32,772
                                         -------------      ------------         -------------
Net Investment Income (Loss) .........      (1,682,204)         (232,827)              (28,464)
                                         -------------      ------------         -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments       (3,141,096)          189,013               (28,503)
  Realized gain distribution from The
   Trust .............................              --                --                    --
                                         -------------      ------------         -------------
 Net realized gain (loss) ............      (3,141,096)          189,013               (28,503)
                                         -------------      ------------         -------------
 Change in unrealized appreciation
  (depreciation) of investments ......     (60,953,848)       (4,737,259)           (2,543,346)
                                         -------------      ------------         -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ...............     (64,094,944)       (4,548,246)           (2,571,849)
                                         -------------      ------------         -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ...........   $ (65,777,148)     $ (4,781,073)        $   2,600,313
                                         =============      ============         =============


                                          EQ/Emerging     EQ/Equity 500      EQ/FI Mid     EQ/FI Small/Mid
                                        Markets Equity        Index             Cap           Cap Value       EQ/High Yield
                                       ---------------- ----------------- --------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ...........  $          --     $     283,660    $      3,764      $    25,876      $    374,691
 Expenses:
  Mortality and expense risk charges .         99,419         1,550,344          57,734          276,680           323,747
                                        -------------     -------------    ------------      -----------      ------------
Net Investment Income (Loss) .........        (99,419)       (1,266,684)        (53,970)        (250,804)           50,944
                                        -------------     -------------    ------------      -----------      ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments      (4,022,308)       (9,968,495)       (204,971)       1,658,517        (3,654,488)
  Realized gain distribution from The
   Trust .............................             --           504,613              --               --                --
                                        -------------     -------------    ------------      -----------      ------------
 Net realized gain (loss) ............     (4,022,308)       (9,463,882)       (204,971)       1,358,517        (3,654,488)
                                        -------------     -------------    ------------      -----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ......      4,869,304       (77,064,883)     (2,303,184)        (277,135)       (5,145,911)
                                        -------------     -------------    ------------      -----------      ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ...............        846,996       (86,528,765)     (2,508,155)       1,081,382        (8,800,399)
                                        -------------     -------------    ------------      -----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ...........  $     747,577     $ (87,795,449)   $ (2,562,125)     $   830,578      $ (8,749,455)
                                        =============     =============    ============      ===========      ============


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)

                                             EQ/International   EQ/JP Morgan   EQ/Lazard Small
                                               Equity Index       Core Bond       Cap Value
                                            ------------------ -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................     $      --        $  10,598       $   12,449
 Expenses:
  Mortality and expense risk charges ......         1,440           23,491            7,133
                                                ---------        ---------       ----------
Net Investment Income (Loss) ..............        (1,440)         (12,893)           5,316
                                                ---------        ---------       ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....        (6,531)          18,451           76,207
  Realized gain distribution from The
   Trust ..................................            --            9,759           18,365
                                                ---------        ---------       ----------
 Net realized gain (loss) .................        (6,531)          28,210           94,572
                                                ---------        ---------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ...........        (6,156)         255,699          (93,989)
                                                ---------        ---------       ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................       (12,687)         283,909              583
                                                ---------        ---------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................     $ (14,127)       $ 271,016       $    5,899
                                                =========        =========       ==========

                                                                                    EQ/MFS         EQ/Putnam      EQ/Small
                                              EQ/Marsico    EQ/Mercury Basic   Emerging Growth   International     Company
                                                 Focus        Value Equity        Companies          Equity         Index
                                            -------------- ------------------ ----------------- --------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................   $    4,552     $     481,804      $          --    $         --    $     834
 Expenses:
  Mortality and expense risk charges ......        6,343           282,193            524,339          59,360        2,124
                                              ----------     -------------      -------------    ------------    ---------
Net Investment Income (Loss) ..............       (1,791)          199,611           (524,339)        (59,360)      (1,290)
                                              ----------     -------------      -------------    ------------    ---------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....       31,404            (1,561)       (38,426,802)       (259,758)      (1,098)
  Realized gain distribution from The
   Trust ..................................           --           671,859                 --              --           --
                                              ----------     -------------      -------------    ------------    ---------
 Net realized gain (loss) .................       31,404           670,298        (38,426,802)       (259,758)      (1,098)
                                              ----------     -------------      -------------    ------------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ...........     (153,303)      (11,123,140)       (13,155,242)     (1,847,876)     (44,517)
                                              ----------     -------------      -------------    ------------    ---------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................     (121,899)      (10,452,842)       (51,582,044)     (2,107,634)     (45,615)
                                              ----------     -------------      -------------    ------------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................   $ (123,690)    $ (10,253,231)     $ (52,106,383)   $ (2,166,994)   $ (46,905)
                                              ==========     =============      =============    ============    =========


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                 AXA Premier VIP  AXA Premier VIP
                                             AXA Premier VIP   AXA Premier VIP    International    Large Cap Core
                                              Core Bond (a)    Health Care (a)     Equity (a)        Equity (a)
                                            ----------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............    $    4,679        $      (503)        $   (2)           $    --
 Net realized gain (loss) on investments ..             8             (1,636)            (1)                --
 Change in unrealized appreciation
  (depreciation) on investments ...........       (12,951)           (45,994)           149                 --
                                               ----------        -----------         ------            -------
 Net increase (decrease) in net assets from
  operations ..............................        (8,264)           (48,133)           146                 --
                                               ----------        -----------         ------            -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .........................       211,787             69,819          2,242                 --
  Transfers between funds and
   guaranteed interest account, net .......     3,145,630            972,080          5,956                 --
  Transfers for contract benefits and
   terminations ...........................       (15,651)              (226)            --                 --
  Contract maintenance charges ............       (13,248)            (4,331)           (39)                --
                                               ----------        -----------         ------            -------
Net increase (decrease) in net assets from
 contractowners transactions ..............     3,328,518          1,037,342          8,159                 --
                                               ----------        -----------         ------            -------
Net increase (decrease) in Amount Retained
 by Equitable Life in Separate Account FP
 (Note 3) .................................           641                501              2                 --
                                               ----------        -----------         ------            -------
Increase (Decrease) in Net Assets .........     3,320,895            989,710          8,307                 --
Net Assets - Beginning of Period ..........            --                 --             --                 --
                                               ----------        -----------         ------            -------
Net Assets - End of Period ................    $3,320,895        $   989,710         $8,307            $    --
                                               ==========        ===========         ======            =======


                                             AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                Growth (a)        Value (a)         Growth (a)        Value (a)
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............      $    --           $    --           $   (1)         $     (710)
 Net realized gain (loss) on investments ..           --                --               --              (1,901)
 Change in unrealized appreciation
  (depreciation) on investments ...........           --                --             (115)           (142,834)
                                                 -------           -------           ------          ----------
 Net increase (decrease) in net assets from
  operations ..............................           --                --             (116)           (145,445)
                                                 -------           -------           ------          ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .........................           --                --            1,880             137,696
  Transfers between funds and
   guaranteed interest account, net .......           --                --               --           2,280,440
  Transfers for contract benefits and
   terminations ...........................           --                --               --              (1,090)
  Contract maintenance charges ............           --                --               --              (9,242)
                                                 -------           -------           ------          ----------
Net increase (decrease) in net assets from
 contractowners transactions ..............           --                --            1,880           2,407,804
                                                 -------           -------           ------          ----------
Net increase (decrease) in Amount Retained
 by Equitable Life in Separate Account FP
 (Note 3) .................................           --                --                1                 709
                                                 -------           -------           ------          ----------
Increase (Decrease) in Net Assets .........           --                --            1,765           2,263,068
Net Assets - Beginning of Period ..........           --                --               --                  --
                                                 -------           -------           ------          ----------
Net Assets - End of Period ................      $    --           $    --           $1,765          $2,263,068
                                                 =======           =======           ======          ==========


-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                       EQ/Alliance
                                                 AXA Premier VIP      EQ/Alliance       Growth and
                                                  Technology (a)     Common Stock         Income
                                                ----------------- ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................      $    --        $   (5,400,464)   $    (848,017)
 Net realized gain (loss) on investments ......           --          (119,602,575)      (3,998,953)
 Change in unrealized appreciation
  (depreciation) on investments ...............           --          (560,272,123)     (46,953,738)
                                                     -------        --------------    -------------
 Net increase (decrease) in net assets from
  operations ..................................           --          (685,275,162)      51,800,708
                                                     -------        --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................           --           140,929,439       37,842,324
  Transfers between funds and
   guaranteed interest rate account,
   net ........................................           --           (81,067,265)      18,138,396
  Transfers for contract benefits and
   terminations ...............................           --           (46,685,083)      (9,118,589)
  Contract maintenance charges ................           --           (75,215,113)     (12,803,332)
                                                     -------        --------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................           --           (62,038,022)      34,058,799
                                                     -------        --------------    -------------
Net increase (decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....           --                 9,343            7,751
                                                     -------        --------------    -------------
Increase (Decrease) in Net Assets .............           --          (747,303,841)     (17,734,158)
Net Assets - Beginning of Period ..............           --         2,582,373,070      380,868,400
                                                     -------        --------------    -------------
Net Assets - End of Period ....................      $    --        $1,835,069,229    $ 363,134,242
                                                     =======        ==============    =============




                                                   EQ/Alliance
                                                  Intermediate
                                                   Government      EQ/Alliance      EQ/Alliance      EQ/Alliance
                                                   Securities     International    Money Market    Premier Growth
                                                ---------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   (169,923)   $   (152,918)   $  (1,121,648)   $     (294,144)
 Net realized gain (loss) on investments ......        548,861      (2,639,703)      (5,792,861)       (8,739,239)
 Change in unrealized appreciation
  (depreciation) on investments ...............      4,243,235       4,271,337        9,352,237       (15,754,925)
                                                  ------------    ------------    -------------    --------------
 Net increase (decrease) in net assets from
  operations ..................................      4,622,173       1,478,716        2,437,728       (24,788,398)
                                                  ------------    ------------    -------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     13,370,395       4,697,154      132,858,937        14,308,541
  Transfers between funds and
   guaranteed interest rate account,
   net ........................................     12,744,772         343,125      (92,516,607)       (5,311,499)
  Transfers for contract benefits and
   terminations ...............................     (1,196,484)       (800,777)     (26,281,050)       (3,018,102)
  Contract maintenance charges ................     (3,725,226)     (2,096,014)     (19,309,640)       (5,132,933)
                                                  ------------    ------------    -------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     21,193,457       2,143,488       (5,248,360)          846,007
                                                  ------------    ------------    -------------    --------------
Net increase (decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....          7,569          11,061           11,237            16,634
                                                  ------------    ------------    -------------    --------------
Increase (Decrease) in Net Assets .............     25,823,199       3,633,265       (2,799,395)      (23,925,757)
Net Assets - Beginning of Period ..............    123,005,313      55,824,230      484,478,460       113,208,433
                                                  ------------    ------------    -------------    --------------
Net Assets - End of Period ....................   $148,828,512    $ 59,457,495    $ 481,679,065    $   89,282,676
                                                  ============    ============    =============    ==============




                                                   EQ/Alliance
                                                    Small Cap
                                                     Growth
                                                ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (387,883)
 Net realized gain (loss) on investments ......     (3,393,979)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (23,287,170)
                                                 -------------
 Net increase (decrease) in net assets from
  operations ..................................    (27,069,032)
                                                 -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     14,308,312
  Transfers between funds and
   guaranteed interest rate account,
   net ........................................      5,737,950
  Transfers for contract benefits and
   terminations ...............................     (2,583,700)
  Contract maintenance charges ................     (4,707,534)
                                                 -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     13,755,028
                                                 -------------
Net increase (decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....         12,829
                                                 -------------
Increase (Decrease) in Net Assets .............    (13,301,175)
Net Assets - Beginning of Period ..............    146,871,374
                                                 -------------
Net Assets - End of Period ....................  $ 133,570,199
                                                 =============



-------
(a) Commenced Operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                   EQ/Bernstein     EQ/Capital
                                                                   Diversified    Guardian U.S.
                                                   EQ/Balanced        Value           Equity
                                                ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  (1,682,204)   $   (232,827)   $    (28,464)
 Net realized gain (loss) on investments ......     (3,141,096)        189,013         (28,503)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (60,953,848)     (4,737,259)     (2,543,346)
                                                 -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................    (65,777,148)     (4,781,073)     (2,600,313)
                                                 -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     30,919,378       9,240,061       1,706,077
  Transfers between funds and
   guaranteed interest rate account,
   net ........................................     (4,490,484)     20,566,126       7,938,091
  Transfers for contract benefits and
   terminations ...............................    (16,176,876)     (1,664,627)       (136,637)
  Contract maintenance charges ................    (21,190,422)     (2,646,196)       (300,224)
                                                 -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (10,938,404)     25,495,364       9,207,307
                                                 -------------    ------------    ------------
Net increase (decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....        123,053          22,247         122,781
                                                 -------------    ------------    ------------
Increase (Decrease) in Net Assets .............    (76,592,499)     20,736,538       6,729,775
Net Assets - Beginning of Period ..............    694,988,748      82,356,564       9,161,602
                                                 -------------    ------------    ------------
Net Assets - End of Period ....................  $ 618,396,249    $103,093,102    $ 15,891,377
                                                 =============    ============    ============




                                                   EQ/Emerging    EQ/Equity 500                   EQ/FI Small/Mid
                                                 Markets Equity       Index       EQ/FI Mid Cap      Cap Value      EQ/High Yield
                                                ---------------- --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $    (99,419)   $  (1,266,684)  $    (53,970)    $   (250,804)    $     50,944
 Net realized gain (loss) on investments ......     (4,022,308)      (9,463,882)      (204,971)       1,358,517       (3,654,488)
 Change in unrealized appreciation
  (depreciation) on investments ...............      4,869,304      (77,064,883)    (2,303,184)        (277,135)      (5,145,911)
                                                  ------------    -------------   ------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................        747,577      (87,795,449)    (2,562,125)         830,578       (8,749,455)
                                                  ------------    -------------   ------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................      4,055,662       53,056,946      3,878,452        1,281,781        9,465,225
  Transfers between funds and
   guaranteed interest rate account,
   net ........................................      6,709,435       25,464,640      9,796,296       38,494,997          193,981
  Transfers for contract benefits and
   terminations ...............................       (778,906)     (12,185,685)      (300,576)      (2,376,264)      (2,492,834)
  Contract maintenance charges ................     (1,644,814)     (19,970,761)      (798,929)      (3,320,993)      (4,766,791)
                                                  ------------    -------------   ------------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................      8,341,377       46,365,140     12,575,243       45,615,321        2,399,581
                                                  ------------    -------------   ------------     ------------     ------------
Net increase (decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....         11,637          116,205        129,509           10,906           19,198
                                                  ------------    -------------   ------------     ------------     ------------
Increase (Decrease) in Net Assets .............      9,100,591      (41,314,104)    10,142,627       46,456,805       (6,330,676)
Net Assets - Beginning of Period ..............     36,712,988      615,386,390     15,116,587       80,434,806      121,924,278
                                                  ------------    -------------   ------------     ------------     ------------
Net Assets - End of Period ....................   $ 45,813,579    $ 574,072,286   $ 25,259,214     $126,891,611     $115,593,602
                                                  ============    =============   ============     ============     ============



-------
(a)Commenced Operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                     EQ/International   EQ/J.P. Morgan      EQ/Lazard
                                                       Equity Index        Core Bond     Small Cap Value
                                                    ------------------ ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................     $  (1,440)       $   (12,893)      $    5,316
 Net realized gain (loss) on investments ..........        (6,541)            28,210           94,572
 Change in unrealized appreciation
  (depreciation) on investments ...................        (6,156)           255,699          (93,989)
                                                        ---------        -----------       ----------
 Net increase (decrease) in net assets from
  operations ......................................       (14,127)           271,016            5,899
                                                        ---------        -----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .................................        54,715            826,512          285,150
  Transfers between funds and
   guaranteed interest rate account,
   net ............................................       155,595          4,864,028          176,996
  Transfers for contract benefits and
   terminations ...................................        (1,161)            (2,107)         (85,094)
  Contract maintenance charges ....................       (19,180)          (130,586)         (41,963)
                                                        ---------        -----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ......................       189,969          5,557,847          335,089
                                                        ---------        -----------       ----------
Net increase (decrease) in Amount Retained
 by Equitable Life in Separate Account FP .........       101,440             11,582            7,030
                                                        ---------        -----------       ----------
Increase (Decrease) in Net Assets .................       277,282          5,939,445          348,018
Net Assets - Beginning of Period ..................       314,167          4,697,409        2,298,740
                                                        ---------        -----------       ----------
Net Assets - End of Period ........................     $ 591,449        $10,636,854       $2,646,758
                                                        =========        ===========       ==========



                                                                                      EQ/MFS Emerging    EQ/Putnam
                                                      EQ/Marsico   EQ/Mercury Basic       Growth       International
                                                        Focus        Value Equity        Companies         Equity
                                                    ------------- ------------------ ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................  $   (1,791)    $     199,611    $   (524,339)    $   (59,360)
 Net realized gain (loss) on investments ..........      31,404           670,298     (38,426,802)       (259,758)
 Change in unrealized appreciation
  (depreciation) on investments ...................    (153,303)      (11,123,140)    (13,155,242)     (1,847,876)
                                                     ----------     -------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ......................................    (123,690)      (10,253,231)    (52,106,383)     (2,166,994)
                                                     ----------     -------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .................................     628,961        11,691,611     (24,285,186)      2,298,687
  Transfers between funds and
   guaranteed interest rate account,
   net ............................................   5,416,659        20,857,922     (14,306,104)     60,515,031
  Transfers for contract benefits and
   terminations ...................................     (47,957)       (2,122,665)     (5,289,450)       (309,566)
  Contract maintenance charges ....................    (101,210)       (3,270,829)     (8,682,661)       (794,490)
                                                     ----------     -------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ......................   5,896,453        27,156,039      (3,993,029)     61,709,662
                                                     ----------     -------------    ------------     -----------
Net increase (decrease) in Amount Retained
 by Equitable Life in Separate Account FP .........       6,242             7,129          15,192         186,292
                                                     ----------     -------------    ------------     -----------
Increase (Decrease) in Net Assets .................   5,799,005        16,909,937     (56,084,220)     59,728,960
Net Assets - Beginning of Period ..................     699,409        97,531,356     216,260,282       2,328,480
                                                     ----------     -------------    ------------     -----------
Net Assets - End of Period ........................  $6,478,414     $ 114,441,293    $160,176,062     $62,057,440
                                                     ==========     =============    ============     ===========


                                                       EQ/Small
                                                     Company Index
                                                    --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .....................   $  (1,290)
 Net realized gain (loss) on investments ..........      (1,098)
 Change in unrealized appreciation
  (depreciation) on investments ...................     (44,517)
                                                      ---------
 Net increase (decrease) in net assets from
  operations ......................................     (46,905)
                                                      ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .................................      60,383
  Transfers between funds and
   guaranteed interest rate account,
   net ............................................     124,783
  Transfers for contract benefits and
   terminations ...................................        (234)
  Contract maintenance charges ....................      (9,584)
                                                      ---------
Net increase (decrease) in net assets from
 contractowners transactions ......................     175,348
                                                      ---------
Net increase (decrease) in Amount Retained
 by Equitable Life in Separate Account FP .........     102,123
                                                      ---------
Increase (Decrease) in Net Assets .................     230,566
Net Assets - Beginning of Period ..................     584,914
                                                      ---------
Net Assets - End of Period ........................   $ 815,480
                                                      =========


-------
(a) Commenced Operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited)

June 30, 2002


1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQ Advisors Trust and AXA Premier VIP Trust ("The Trusts") are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 48 variable investment options of which 32 are reported herein(1):

o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Money Market
o EQ/Alliance Premier Growth
o EQ/Alliance Small Cap Growth

o EQ/Balanced
o EQ/Bernstein Diversified Value(8)
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity(2)
o EQ/Equity 500 Index(3)
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value(4)
o EQ/High Yield(9)
o EQ/International Equity Index(10)
o EQ/J.P. Morgan Core Bond(5)
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity(6)
o EQ/MFS Emerging Growth Companies
o EQ/Putnam International Equity
o EQ/Small Company Index(7)

----------

1)  Effective May 18, 2001 the names of the EQAT investment options include EQ/.
2)  Formerly known as Morgan Stanley Emerging Markets Equity
3)  Formerly known as Alliance Equity Index
4)  Formerly known as Warburg Pincus Small Company Value
5)  Formerly known as JPM Core Bond Portfolio
6)  Formerly known as Merrill Lynch Basic Value Equity
7)  Formerly known as BT Small Company Index
8)  Formerly known as Lazard Large Cap Value
9)  Formerly known as EQ/Alliance High Yield
10) Formerly known as BT International Equity Index

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for Variable Life products issued by Equitable Life including Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life PlusSM, Paramount Life, IL ProtectorSM, and IL COLI, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life; flexible premium joint survivorship variable life insurance policies and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life PlusSM policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life PlusSM." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series." Incentive Life policies sold during 1999 and thereafter are referred to as "Incentive Life 2000 Sales 1999 and after," reflect an investment in Class IB shares and are different from Incentive Life products. The Incentive Life '02 and Survivorship Incentive Life '02 will first be offered October 21, 2002. These financial statement footnotes present the funds in which Incentive Life '02 and Survivorship Incentive Life '02 Contractowners will invest in after October 21, 2002.

The Account supports the operations of various Equitable Life insurance products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer distribution channel. These financial statement footnotes discuss the

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


1. Organization (Concluded)

products, charges and investment returns applicable to those life insurance products (IL Plus Original Series, IL COLI, Incentive Life COLI, Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, IL Protector, Survivorship 2000, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life and SP-Flex) which are sold through Equitable's Agent Distribution channel.

The amount retained by Equitable Life in the Account arises principally from
(1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividend and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amount due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the guaranteed interest account of Equitable Life's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less that the aggregate of the Contractowners account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the six months ended June 30, 2002 were as follows:


                                                              Purchases          Proceeds
                                                       ----------------   ---------------
AXA Premier VIP Core Bond ..........................    $     3,336,525    $        2,687
AXA Premier VIP Health Care ........................          2,116,232         1,078,891
AXA Premier VIP International Equity ...............              8,197                39
AXA Premier VIP Large Cap Core Equity ..............                 --                --
AXA Premier VIP Large Cap Growth ...................                 --                --
AXA Premier VIP Large Cap Value ....................                 --                --
AXA Premier VIP Small/Mid Cap Growth ...............              1,880                --
AXA Premier VIP Small/Mid Cap Value ................          2,421,766            13,961
AXA Premier VIP Technology .........................                 --                --
EQ/Alliance Common Stock ...........................        157,338,610       225,163,696
EQ/Alliance Growth and Income ......................         73,230,132        40,178,369
EQ/Alliance Intermediate Government Securities .....         42,272,541        21,245,579
EQ/Alliance International ..........................         28,557,631        26,555,852
EQ/Alliance Money Market ...........................        967,555,193       973,662,313
EQ/Alliance Premier Growth .........................         49,251,630        48,404,036
EQ/Alliance Small Cap Growth .......................        151,299,038       137,825,593
EQ/Balanced ........................................         15,188,011        27,725,992
EQ/Bernstein Diversified Value .....................         50,573,780        55,298,773
EQ/Capital Guardian U.S. Equity ....................         10,630,970         1,335,294
EQ/Emerging Markets Equity .........................         28,684,571        20,427,481
EQ/Equity 500 Index ................................        143,256,464        97,624,261
EQ/FI Mid Cap ......................................         19,553,523         6,902,333
EQ/FI Small/Mid Cap Value ..........................         68,652,853        23,272,647
EQ/High Yield ......................................         30,595,612        28,148,466
EQ/International Equity Index ......................            320,595            14,477
EQ/J.P. Morgan Core Bond ...........................          6,316,449           651,153
EQ/Lazard Small Cap Value ..........................          1,262,171           896,370
EQ/Marsico Focus ...................................          7,098,140         1,197,235
EQ/Mercury Basic Value Equity ......................         32,954,594         4,891,240
EQ/MFS Emerging Growth Companies ...................        140,544,791       145,019,203
EQ/Putnam International Equity .....................         68,879,053         7,047,310
EQ/Small Company Index .............................            259,073             5,994
                                                        ---------------    --------------
Total ..............................................    $ 2,102,160,025    $1,894,589,245
                                                        ===============    ==============

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio of The Trusts. Class IA and IB shares are offered by The Trusts at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

Equitable Life serves as investment manager of The Trusts and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable life oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.30% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, ("Distributors") affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


4. Expenses and Related Party Transactions (Concluded)

Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios as well as a portion of certain portfolios (for each EQ/Alliance option, EQ/Balanced, EQ/Equity 500 Index, EQ/High Yield, AXA Premier VIP Small/Mid Cap Growth and EQ/Bernstein Diversified Value; also advises a portion of EQ/Aggressive Stock, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable
Life).

AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries or AXA Network Insurance Agency of Texas, Inc. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5. Substitutions

On April 26, 2002 the EQ/Putnam International Equity Portfolio acquired all the net assets of the EQ/T. Rowe Price International Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 6,910,736 of Class IB shares of EQ/T. Rowe Price International Portfolio (valued at $58,695,342) for 5,546,857 Class IB shares of the EQ/Putnam International Equity Portfolio outstanding (valued at $58,695,342). On April 26, 2002 the EQ/T. Rowe Price International Portfolio assets were combined with those of EQ/Putnam International Portfolio. The aggregate net assets of the EQ/Putnam International and the EQ/T. Rowe Price International Portfolios immediately before the substitution were $2,614,787 and $58,695,342 respectively, resulting in combined assets after the substitution of $61,310,129 in the EQ/Putnam International Equity Portfolio.

On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of:

o 17,996,107 Class IA shares of Alliance Conservative Investors (valued at $213,613,796), 369,654 Class IB shares of Alliance Conservative Investors (valued at $4,369,307),

o 29,561 Class IA shares of EQ/Evergreen Foundation (valued at $279,939), 22,643 Class IB shares of EQ/Evergreen Foundation (valued at $214,429),

o 910,237 Class IA shares of EQ/Putnam Balanced (valued at $11,241,432), 107,226 Class IB shares of EQ/Putnam Balanced (valued at $1,324,236),

o 475,863 Class IA shares of Mercury World Strategy (valued at $4,668,221), 59,561 Class IB shares of Mercury World Strategy (valued at $584,293)

for 14,665,181 Class IA shares of the EQ/Balanced Portfolio and 416,171 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $236,295,653). On May 18, 2001 the assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy at that date were combined with those of EQ/Balanced. The aggregate net assets of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, Mercury World Strategy and EQ/Balanced immediately before the substitution were $217,983,103, $494,368, $12,565,668, $5,252,514 and $515,130,871, respectively, resulting in combined assets after substitution of $751,426,524 in EQ/Balanced Portfolio.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


5. Substitutions (Concluded)

On May 18, 2001 the EQ/Bernstein Diversified Value Portfolio (Bernstein), formerly the Lazard Large Cap Portfolio, acquired all the net assets of the T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with the Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 5,374,332 Class IB shares of T. Rowe Price Equity Income (valued at $71,048,669) for 5,785,722 of Class IB shares of Bernstein outstanding (valued at $71,048,669). On May 18, 2001 the T. Rowe Price Equity Income Portfolio assets at that date were combined with those of the Bernstein Portfolio. The aggregate net assets of the Bernstein Portfolio and the T. Rowe Price Equity Income Portfolio immediately before the substitution were $648,683 and $71,048,669, respectively, resulting in combined assets after the substitution of $71,697,352 in EQ/Bernstein Portfolio.

On October 6, 2000 EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 35,800 Class IB shares of EQ/Equity 500 Index Portfolio (valued at $1,013,069) for the 71,158 Class IB shares of BT Equity 500 Index Portfolio outstanding (valued at $1,013,069). BT Equity 500 Index Portfolio's assets at that date were combined with those of EQ/Equity 500 Index Portfolio. The aggregate net assets of EQ/Equity 500 Index Portfolio and BT Equity 500 Index Portfolio immediately before the substitution were $713,508,296 and $1,013,069, respectively, resulting in combined assets after the substitution of $714,521,365 in EQ/Equity 500 Index Portfolio.


6. Asset Charges

Under the Contracts, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution channel have charges currently for Incentive Life, Incentive Life Plus, and Survivorship Incentive Life of 0.60%, and for Survivorship 2000 of 0.90%. The products sold through Equitable's Agent Distribution channel have charges currently as shown below:



                                                                Mortality and
                                                                   Expense     Mortality(b)   Administrative   Total
                                                               -------------- -------------- ----------------  -----
Incentive Life, Incentive Life 2000, Incentive Life 2000
Sales 1999 and after, Incentive Life Plus,
Champion 2000 (a) ..........................................   .60%                --               --          .60%
Paramount Life .............................................   .60%                --               --          .60%
IL Plus Original Series (b) ................................   .85%                --               --          .85%
IL COLI ....................................................   .20%                --               --          .20%
Survivorship Incentive Life (a) ............................   .60%                --               --          .60%
Survivorship 2000 (a) ......................................   .90%                --               --          .90%
IL Protector (a) ...........................................   .80%                --               --          .80%
SP-Flex (a) ................................................   .85%               .60%             .35%        1.80%

----------
(a) Charged to daily net assets of the Account.
(b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.


The above table represents the products sold through the Account as of June 30, 2002. The Incentive Life '02 and Survivorship Incentive Life '02 products are not included in the table above as they will first be offered on October 21, 2002 and will bear a 0.80% and 0.90% mortality and expense charge, respectively. The mortality and expense charge will be charged to the Contractowner's Account monthly and will be reflected in the Transfers for contract benefits and terminations line in the Statements of Charges in Net Assets.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus Second Series, IL COLI, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Paramount Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Paramount Life and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

All contractowners accounts are assessed monthly by Equitable Life for mortality (cost of insurance and optional rider benefit charges) and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


6. Asset Charges (Concluded)

in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.


7. Changes in Units Outstanding

The Incentive Life '02 and Survivorship Incentive Life '02 Life products will first be offered on October 21, 2002. As a result, there are no changes in units outstanding presented.


8. Accumulation Unit Values

The Incentive Life '02 and Survivorship Incentive Life '02 Life products will first be offered on October 21, 2002. As a result, there are no accumulation unit values presented.


9. Investment Income ratio

Shown below is the Investment Income ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

                                                            Six Months Ended June 30
                                                                      2002
                                                           -------------------------
AXA Premier VIP Core Bond ..............................               --
AXA Premier VIP Health Care ............................               --
AXA Premier VIP International Equity ...................               --
AXA Premier VIP Large Cap Core Equity ..................               --
AXA Premier VIP Large Cap Growth .......................               --
AXA Premier VIP Large Cap Value ........................               --
AXA Premier VIP Small/Mid Cap Growth ...................               --
AXA Premier VIP Small/Mid Cap Value ....................               --
AXA Premier VIP Technology .............................               --
EQ/Alliance Common Stock ...............................             0.05%
EQ/Alliance Growth and Income ..........................             0.05%
EQ/Alliance Intermediate Government Securities .........             0.00%
EQ/Alliance International ..............................             0.00%
EQ/Alliance Money Market ...............................             0.00%
EQ/Alliance Premier Growth .............................             0.00%
EQ/Alliance Small Cap Growth ...........................             0.00%
EQ/Balanced ............................................             0.04%
EQ/Bernstein Diversified Value .........................             0.00%
EQ/Capital Guardian US Equity ..........................             0.03%
EQ/Emerging Markets Equity .............................             0.00%
EQ/Equity 500 Index ....................................             0.05%
EQ/FI Mid Cap ..........................................             0.02%
EQ/FI Small/Mid Cap Value ..............................             0.02%
EQ/High Yield ..........................................             0.32%
EQ/International Equity Index ..........................             0.00%
EQ/J.P. Morgan Core Bond ...............................             0.14%
EQ/Lazard Small Cap Value ..............................             0.50%
EQ/Marsico Focus .......................................             0.13%
EQ/Mercury Basic Value Equity ..........................             0.45%
EQ/MFS Emerging Growth Companies .......................             0.00%
EQ/Putnam International Equity .........................             0.00%
EQ/Small Company Index .................................             0.12%

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2001 and December 31, 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
February 6, 2002, except as to Note 15, for which the date is February 28, 2002

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000

                                                                DECEMBER 31  December 31,
                                                                   2001         2000
                                                                ------------ ------------
                                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value .............   $   23,265.9   $   20,659.4
    Held to maturity, at amortized cost .....................           --            204.6
  Mortgage loans on real estate .............................        4,333.3        4,712.6
  Equity real estate ........................................          875.7        1,017.8
  Policy loans ..............................................        4,100.7        4,034.6
  Other equity investments ..................................          756.6        2,427.2
  Other invested assets .....................................          738.2          765.8
                                                                ------------   ------------
      Total investments .....................................       34,070.4       33,822.0
Cash and cash equivalents ...................................          627.8        2,116.8
Cash and securities segregated, at estimated fair value .....        1,415.2        1,306.3
Broker-dealer related receivables ...........................        1,950.9        1,900.3
Deferred policy acquisition costs ...........................        5,513.7        5,128.8
Intangible assets, net ......................................        3,370.2        3,525.8
Amounts due from reinsurers .................................        2,233.7        2,097.9
Loans to affiliates .........................................          400.0           --
Other assets ................................................        3,754.1        3,787.4
Separate Accounts assets ....................................       46,947.3       51,705.9
                                                                ------------   ------------

TOTAL ASSETS ................................................   $  100,283.3   $  105,391.2
                                                                ============   ============

LIABILITIES
Policyholders' account balances .............................   $   20,939.1   $   20,445.8
Future policy benefits and other policyholders liabilities ..       13,539.4       13,432.1
Broker-dealer related payables ..............................        1,260.7        1,283.0
Customers related payables ..................................        1,814.5        1,636.9
Amounts due to reinsurers ...................................          798.5          730.3
Short-term and long-term debt ...............................        1,475.5        1,630.2
Federal income taxes payable ................................        1,885.0        2,003.3
Other liabilities ...........................................        1,702.0        1,650.7
Separate Accounts liabilities ...............................       46,875.5       51,632.1
Minority interest in equity of consolidated subsidiaries ....        1,776.0        1,820.4
Minority interest subject to redemption rights ..............          651.4          681.1
                                                                ------------   ------------
      Total liabilities .....................................       92,717.6       96,945.9
                                                                ------------   ------------

Commitments and contingencies (Notes 11, 13, 14, 15, 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding ....................................            2.5            2.5
Capital in excess of par value ..............................        4,694.6        4,723.8
Retained earnings ...........................................        2,653.2        3,706.2
Accumulated other comprehensive income ......................          215.4           12.8
                                                                ------------   ------------
      Total shareholder's equity ............................        7,565.7        8,445.3
                                                                ------------   ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ..................   $  100,283.3   $  105,391.2
                                                                ============   ============

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                    2001          2000          1999
                                                                 ----------    ----------    ----------
                                                                             (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income .....................................................   $  1,342.3    $  1,413.3    $  1,257.5
Premiums .....................................................      1,019.9       1,175.0       1,177.1
Net investment income ........................................      2,404.3       2,751.9       2,815.1
Gain on sale of equity investee ..............................         --         1,962.0          --
Investment losses, net .......................................       (207.3)       (791.8)       (108.2)
Commissions, fees and other income ...........................      3,108.5       2,730.8       2,178.2
                                                                 ----------    ----------    ----------
      Total revenues .........................................      7,667.7       9,241.2       7,319.7
                                                                 ----------    ----------    ----------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ......................................      1,886.9       2,060.3       2,048.6
Interest credited to policyholders' account balances .........        981.7       1,048.5       1,092.8
Compensation and benefits ....................................      1,221.1         809.0       1,020.1
Commissions ..................................................        742.1         779.3         528.7
Distribution plan payments ...................................        488.0         476.0         346.6
Amortization of deferred sales commissions ...................        230.8         219.7         163.9
Interest expense .............................................        102.6         116.3          93.0
Amortization of deferred policy acquisition costs ............        287.9         309.0         380.0
Capitalization of deferred policy acquisition costs ..........       (746.4)       (778.1)       (709.8)
Writedown of deferred policy acquisition costs ...............         --            --           131.7
Rent expense .................................................        156.2         120.1         113.9
Amortization of intangible assets, net .......................        178.2          65.0           4.9
Expenses related to AXA's minority interest acquisition ......         --           493.9          --
Other operating costs and expenses ...........................        845.7         936.7         795.4
                                                                 ----------    ----------    ----------
      Total benefits and other deductions ....................      6,374.8       6,655.7       6,009.8
                                                                 ----------    ----------    ----------

Earnings from continuing operations before Federal
  income taxes and minority interest .........................      1,292.9       2,585.5       1,309.9
Federal income tax expense ...................................       (316.2)       (958.3)       (332.0)
Minority interest in net income of consolidated subsidiaries .       (370.1)       (330.3)       (199.4)
                                                                 ----------    ----------    ----------

Earnings from continuing operations ..........................        606.6       1,296.9         778.5
Earnings from discontinued operations, net of Federal
    income taxes .............................................         43.9          58.6          28.1
Cumulative effect of accounting change, net of Federal
    income taxes .............................................         (3.5)         --            --
                                                                 ----------    ----------    ----------
Net Earnings .................................................   $    647.0    $  1,355.5    $    806.6
                                                                 ==========    ==========    ==========


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                  2001          2000          1999
                                                               ----------    ----------    ----------
                                                                            (IN MILLIONS)
Common stock, at par value, beginning and end of year ......   $      2.5    $      2.5    $      2.5
                                                               ----------    ----------    ----------

Capital in excess of par value, beginning of year ..........      4,723.8       3,557.2       3,110.2
(Decrease) increase in additional paid in capital in
  excess of par value ......................................        (29.2)      1,166.6         447.0
                                                               ----------    ----------    ----------
Capital in excess of par value, end of year ................      4,694.6       4,723.8       3,557.2
                                                               ----------    ----------    ----------

Retained earnings, beginning of year .......................      3,706.2       2,600.7       1,944.1
Net earnings ...............................................        647.0       1,355.5         806.6
Shareholder dividends paid .................................     (1,700.0)       (250.0)       (150.0)
                                                               ----------    ----------    ----------
Retained earnings, end of year .............................      2,653.2       3,706.2       2,600.7
                                                               ----------    ----------    ----------

Accumulated other comprehensive income (loss),
  beginning of year ........................................         12.8        (392.9)        355.8
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
Accumulated other comprehensive income (loss), end of year .        215.4          12.8        (392.9)
                                                               ----------    ----------    ----------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ....................   $  7,565.7    $  8,445.3    $  5,767.5
                                                               ==========    ==========    ==========

COMPREHENSIVE INCOME
Net earnings ...............................................   $    647.0    $  1,355.5    $    806.6
                                                               ----------    ----------    ----------
Change in unrealized gains (losses), net of reclassification
   adjustments .............................................        202.6         405.7        (776.9)
Minimum pension liability adjustment .......................         --            --            28.2
                                                               ----------    ----------    ----------
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
COMPREHENSIVE INCOME .......................................   $    849.6    $  1,761.2    $     57.9
                                                               ==========    ==========    ==========












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999



                                                                               2001          2000          1999
                                                                           -----------    ----------    -----------
                                                                                        (IN MILLIONS)

Net earnings .........................................................     $     647.0    $  1,355.5    $     806.6
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............           981.7       1,048.5        1,092.8
  Universal life and investment-type product
    policy fee income ................................................        (1,342.3)     (1,413.3)      (1,257.5)
  Net change in broker-dealer and customer related
    receivables/payables .............................................           181.0        (422.9)        (119.9)
  Gain on sale of equity investee ....................................            --        (1,962.0)          --
  Investment losses, net .............................................           207.3         791.8          108.2
  Expenses related to AXA's minority interest acquisition ............            --           493.9           --
  Change in deferred policy acquisition costs ........................          (456.5)       (462.4)        (195.2)
  Change in future policy benefits ...................................           (15.1)       (825.6)          23.8
  Change in property and equipment ...................................          (228.5)       (321.0)        (256.3)
  Change in Federal income tax payable ...............................          (231.5)      2,100.2          134.8
  Purchase of segregated cash and securities, net ....................          (108.8)       (610.4)          --
  Other, net .........................................................           485.4         289.3           18.7
                                                                           -----------    ----------    -----------

Net cash provided by operating activities ............................           119.7          61.6          356.0
                                                                           -----------    ----------    -----------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,454.6       2,525.3        2,512.3
  Sales ..............................................................         9,285.2       8,069.2        7,729.5
  Purchases ..........................................................       (11,833.9)     (9,660.0)     (11,439.5)
  Decrease (increase) in short-term investments ......................           159.6         141.5         (182.0)
  Sale of equity investee ............................................            --         1,580.6           --
  Subsidiary acquisition .............................................            --        (1,480.0)          --
  Loans to affiliates ................................................          (400.0)         --             --
  Other, net .........................................................           (79.4)       (162.1)         (94.0)
                                                                           -----------    ----------    -----------

Net cash (used) provided by investing activities .....................          (413.9)      1,014.5       (1,473.7)
                                                                           -----------    ----------    -----------

Cash flows from financing activities: Policyholders' account balances:
    Deposits .........................................................         3,198.8       2,695.6        2,403.3
    Withdrawals and transfers to Separate Accounts ...................        (2,458.1)     (3,941.8)      (1,818.7)
  Net (decrease) increase in short-term financings ...................          (552.8)        225.2          378.2
  Additions to long-term debt ........................................           398.1            .3             .2
  Shareholder dividends paid .........................................        (1,700.0)       (250.0)        (150.0)
  Proceeds from newly issued Alliance units ..........................            --         1,600.0           --
  Other, net .........................................................           (80.8)         15.6         (183.6)
                                                                           -----------    ----------    -----------

Net cash (used) provided by financing activities .....................        (1,194.8)        344.9          629.4
                                                                           -----------    ----------    -----------

Change in cash and cash equivalents ..................................        (1,489.0)      1,421.0         (488.3)
Cash and cash equivalents, beginning of year .........................         2,116.8         695.8        1,184.1
                                                                           -----------    ----------    -----------

Cash and Cash Equivalents, End of Year ...............................     $     627.8    $  2,116.8    $     695.8
                                                                           ===========    ==========    ===========

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                    CONTINUED

                                         2001       2000       1999
                                       --------   --------   --------
                                                (IN MILLIONS)
Supplemental cash flow information
  Interest Paid ..................     $   82.1   $   97.0   $   92.2
                                       ========   ========   ========
  Income Taxes Paid ..............     $  524.2   $  358.2   $  116.5
                                       ========   ========   ========



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and
        40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.2% at December 31, 2001, and together with the Holding Company's economic interest in Alliance exceeds 50%. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for Alliance Units.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

        Effective January 1, 2002, AXA Client Solutions, LLC ("AXA Client Solutions"), a wholly owned subsidiary of the Holding Company, transferred to the Holding Company all of the outstanding equity in Equitable Life and AXA Distribution. Accordingly, those two companies are now direct, wholly owned subsidiaries of the Holding Company.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments (which include only normal recurring adjustments) necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

        All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2001," "2000" and "1999" refer to the years ended December 31, 2001, 2000 and 1999, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Closed Block

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2001 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2001 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements

        On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provisions of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operation or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        The Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation. Prior period reclassifications have been made to include Closed Block assets, liabilities, revenues and expenses on a line-by-line basis as required by SOP 00-3.

        SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 is effective for transfers after March 31, 2001 and is principally applied prospectively. During 2001, no significant transactions were impacted by SFAS No. 140.

        In June 2001, the FASB issued SFAS No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 141 requires all business combinations initiated after June 30, 2001 to be accounted for using only the purchase method. Under SFAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be tested for impairment. Other intangible assets will continue to be amortized over their useful lives and periodically tested for recoverability. Adoption of SFAS No. 142 is required as of January 1, 2002, at which time the amortization of goodwill ceases. Amortization of goodwill and other intangible assets for 2001 was approximately $73.5 million, net of minority interest of $104.7 million, of which $65.9 million, net of minority interest of $91.0 million, related to goodwill. Impairment losses for goodwill and indefinite-lived intangible assets that result from initial application of SFAS No. 142 will be reported as the cumulative effect of a change in accounting principle. Management's preliminary analysis suggests that no impairment of goodwill should result upon adoption of SFAS No. 142. Management will be formally assessing the impairment aspect of implementation of SFAS No. 142 during 2002. SFAS No. 144, effective beginning in first quarter 2002, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of", except for the removal of goodwill from its scope and inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 144 will have no effect on the net earnings of the Company upon its adoption on January 1, 2002.

        Investments

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. Those fixed maturities which the Company has both the ability and the intent to hold to maturity are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses), net ("investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2001, the expected investment yield, excluding policy loans, was 8.0% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. Equitable Life also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder upon annuitization after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity that may be in excess of what the contract account value can purchase at current annuity purchase rates. Equitable Life bears the risk that a protracted significant downturn in the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Equitable Life partially reinsures its exposure to the GMDB liability and reinsures approximately 80.0% of its liability exposure resulting from the GMIB feature. GAAP prohibits the recording of reserves for the potential benefit payments resulting from these features.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.37% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $104.2 million and $120.3 million at December 31, 2001 and 2000, respectively. At December

        31, 2001 and 2000, respectively, $1,101.8 million and $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see
        Note 11). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                        2001       2000       1999
                                                      -------    --------   --------
                                                              (IN MILLIONS)
        Incurred benefits related to current year     $  44.0    $   56.1   $  150.7
        Incurred benefits related to prior years.       (10.6)       15.0       64.7
                                                      -------    --------   --------
        Total Incurred Benefits .................     $  33.4    $   71.1   $  215.4
                                                      =======    ========   ========

        Benefits paid related to current year ...     $  10.7    $   14.8   $   28.9
        Benefits paid related to prior years ....        38.8       106.0      189.8
                                                      -------    --------   --------
        Total Benefits Paid .....................     $  49.5    $  120.8   $  218.7
                                                      =======    ========   ========

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2001, participating policies, including those in the Closed Block, represent approximately 19.0% ($38.5 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2001, 2000 and 1999, investment results of such Separate Accounts were (losses) gains of $(2,214.4) million, $8,051.7 million and $6,045.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses

        Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which Sanford C. Bernstein & Co., LLC ("SCB"), a wholly owned subsidiary of Alliance, acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges received from shareholders of those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2001 and 2000, respectively, deferred sales commissions totaled $648.2 million and $715.7 million and are included within Other assets.

        Other Accounting Policies

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.42 billion have been segregated in a special reserve bank custody account at December 31, 2001 for the exclusive benefit of securities broker dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121. If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period ending October 2002 by allowing the 40.8 million Alliance Units to be sold to the Holding Company at the prevailing market price over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS       GROSS
                                                     AMORTIZED   UNREALIZED  UNREALIZED   ESTIMATED
                                                       COST        GAINS      LOSSES     FAIR VALUE
                                                    -----------   --------   --------    -----------
                                                                      (IN MILLIONS)
        DECEMBER 31, 2001
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  18,582.9   $  663.5   $  291.7   $  18,954.7
            Mortgage-backed ...................         2,428.7       39.1        5.5       2,462.3
            U.S. Treasury, government and
              agency securities ...............         1,113.5       62.3        1.5       1,174.3
            States and political subdivisions .           138.9        6.8        1.3         144.4
            Foreign governments ...............           143.1       15.6        1.0         157.7
            Redeemable preferred stock ........           379.6       16.5       23.6         372.5
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  22,786.7   $  803.8   $  324.6   $  23,265.9
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      54.9   $    5.8   $    1.6   $      59.1
          Trading securities ..................             4.9         .9        3.4           2.4
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $      59.8   $    6.7   $    5.0   $      61.5
                                                    ===========   ========   ========   ===========


        December 31, 2000
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  16,447.6   $  328.1   $  363.8   $  16,411.9
            Mortgage-backed ...................         2,304.5       20.2        7.8       2,316.9
            U.S. Treasury, government and
              agency securities ...............         1,226.4       51.3         .4       1,277.3
            States and political subdivisions .           125.4        4.8        1.1         129.1
            Foreign governments ...............           191.4       17.8        5.3         203.9
            Redeemable preferred stock ........           315.7       13.5        8.9         320.3
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  20,611.0   $  435.7   $  387.3   $  20,659.4
                                                    ===========   ========   ========   ===========

          Held to Maturity:  Corporate ........     $     204.6   $    6.0   $     .1   $     210.5
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      31.4   $    2.2   $    4.6   $      29.0
          Trading securities ..................         1,607.1        2.5       46.3       1,563.3
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $   1,638.5   $    4.7   $   50.9   $   1,592.3
                                                    ===========   ========   ========   ===========


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2001 and 2000, securities without a readily ascertainable market value having an amortized cost of $5,368.3 million and $5,079.7 million, respectively, had estimated fair values of $5,453.8 million and $5,093.3 million, respectively.

        The contractual maturity of bonds at December 31, 2001 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                 -------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)
        Due in one year or less................................................  $      369.0       $      371.3
        Due in years two through five..........................................       4,844.7            4,993.8
        Due in years six through ten...........................................       8,263.3            8,422.1
        Due after ten years....................................................       6,501.4            6,643.9
        Mortgage-backed securities.............................................       2,428.7            2,462.3
                                                                                 ------------       ------------
        Total..................................................................  $   22,407.1       $   22,893.4
                                                                                 ============       ============


        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2001, approximately 7.9% of the $22,407.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2001 and 2000 were $695.2 million and $834.7 million, respectively.

        At December 31, 2001, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $170.1 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $31.5 million and $116.9 million at December 31, 2001 and 2000, respectively. Gross interest income on these loans included in net investment income aggregated $3.2 million, $9.7 million and $10.3 million in 2001, 2000 and 1999, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.2 million, $11.0 million and $11.7 million in 2001, 2000 and 1999, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:


                                                                                         DECEMBER 31,
                                                                             --------------       --------------
                                                                                   2001                 2000
                                                                             --------------       --------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......  $        114.2       $        170.9
        Impaired mortgage loans without investment valuation allowances....            30.6                  5.8
                                                                             --------------       --------------
        Recorded investment in impaired mortgage loans.....................           144.8                176.7
        Investment valuation allowances....................................           (19.2)               (45.7)
                                                                             --------------       --------------
        Net Impaired Mortgage Loans........................................  $        125.6       $        131.0
                                                                             ==============       ==============

        During 2001, 2000 and 1999, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $169.8 million and $178.8 million. Interest income recognized on these impaired mortgage loans totaled $7.2 million, $12.4 million and $15.3 million ($.4 million, $.5 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2001 and 2000, the carrying value of equity real estate held for sale amounted to $216.6 million and $587.0 million, respectively. For 2001, 2000 and 1999, respectively, real estate of $64.8 million, $21.6 million and $20.5 million was acquired in satisfaction of debt. At December 31, 2001 and 2000, the Company owned $376.5 million and $364.2 million, respectively, of real estate acquired in satisfaction of debt of which $11.1 million and $21.3 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $160.3 million and $209.9 million at December 31, 2001 and 2000, respectively. Depreciation expense on real estate totaled $16.1 million, $21.7 million and $22.5 million for 2001, 2000 and 1999, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:


                                                                          2001               2000                1999
                                                                     -------------       ------------       ------------
                                                                                         (IN MILLIONS)
                Balances, beginning of year........................  $       126.2       $      177.9       $      257.2
                Additions charged to income........................           40.0               68.2               83.1
                Deductions for writedowns and
                  asset dispositions...............................          (78.6)            (119.9)            (162.4)
                                                                     -------------       ------------       ------------
                Balances, End of Year..............................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

                Balances, end of year comprise:
                  Mortgage loans on real estate....................  $        19.3       $       50.5       $       32.1
                  Equity real estate...............................           68.3               75.7              145.8
                                                                     -------------       ------------       ------------
                Total..............................................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

4)      JOINT VENTURES AND PARTNERSHIPS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures and in limited partnership interests accounted for under the equity method with a total carrying value of $883.9 million and $1,037.2 million, respectively, at December 31, 2001 and 2000. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(37.4) million, $242.2 million and $89.1 million, respectively, for 2001, 2000 and 1999.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (10 and 14 individual ventures at December 31, 2001 and 2000, respectively) and the Company's carrying value and equity in net (losses) earnings for those real estate joint ventures and limited partnership interests:


                                                                              DECEMBER 31,
                                                                          --------   --------
                                                                            2001       2000
                                                                          --------   --------
                                                                             (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost .............     $  570.5   $  657.7
        Investments in securities, generally at estimated fair value         255.7      226.6
        Cash and cash equivalents ...................................         23.7       34.5
        Other assets ................................................         39.4       63.5
                                                                          --------   --------
        Total Assets ................................................     $  889.3   $  982.3
                                                                          ========   ========

        Borrowed funds - third party ................................     $  269.6   $   53.8
        Borrowed funds - the Company ................................         --         12.9
        Other liabilities ...........................................         20.3       22.5
                                                                          --------   --------
        Total liabilities ...........................................        289.9       89.2
                                                                          --------   --------

        Partners' capital ...........................................        599.4      893.1
                                                                          --------   --------
        Total Liabilities and Partners' Capital .....................     $  889.3   $  982.3
                                                                          ========   ========

        The Company's carrying value in these entities included above     $  188.2   $  214.6
                                                                          ========   ========



                                                              2001       2000        1999
                                                            -------    --------    --------
                                                                     (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ........     $  95.6    $  147.6    $  180.5
        Revenues of other limited partnership interests        29.8        16.5        85.0
        Interest expense - third party ................       (11.5)      (17.0)      (26.6)
        Interest expense - the Company ................         (.7)       (2.0)       (2.5)
        Other expenses ................................       (58.2)      (88.0)     (133.0)
                                                            -------    --------    --------
        Net Earnings ..................................     $  55.0    $   57.1    $  103.4
                                                            =======    ========    ========

        The Company's equity in net earnings of these
          entities included above .....................     $  13.2    $   17.8    $    9.5
                                                            =======    ========    ========

5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                             2001          2000          1999
                                          ----------    ----------    ----------
                                                      (IN MILLIONS)
        Fixed maturities ............     $  1,662.4    $  1,761.8    $  1,811.8
        Mortgage loans on real estate          361.6         387.1         398.7
        Equity real estate ..........          166.2         207.2         271.5
        Other equity investments ....          (50.4)        138.2         168.4
        Policy loans ................          268.2         258.3         246.8
        Other investment income .....          213.4         208.2         166.4
                                          ----------    ----------    ----------

          Gross investment income ...        2,621.4       2,960.8       3,063.6
          Investment expenses .......         (217.1)       (208.9)       (248.5)
                                          ----------    ----------    ----------

        Net Investment Income .......     $  2,404.3    $  2,751.9    $  2,815.1
                                          ==========    ==========    ==========

        Investment (losses) gains including changes in the valuation allowances follow:

                                                     2001        2000        1999
                                                   --------    --------    --------
                                                             (IN MILLIONS)

        Fixed maturities .....................     $ (225.2)   $ (795.0)   $ (294.9)
        Mortgage loans on real estate ........        (11.4)      (18.0)       (1.9)
        Equity real estate ...................         34.5         1.6       (15.8)
        Other equity investments .............        (13.0)      (23.4)       92.9
        Issuance and sales of Alliance Units .         (2.3)        3.9         5.5
        Issuance and sales of DLJ common stock         --          38.8       106.0
        Other ................................         10.1          .3        --
                                                   --------    --------    --------
         Investment Losses, Net ..............     $ (207.3)   $ (791.8)   $ (108.2)
                                                   ========    ========    ========



        Writedowns of fixed maturities amounted to $287.5 million, $635.5 million and $226.5 million for 2001, 2000 and 1999, respectively, including $499.2 million in fourth quarter 2000.

        For 2001, 2000 and 1999, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,372.3 million, $7,685.5 million and $7,782.7 million. Gross gains of $156.2 million, $79.7 million and $76.2 million and gross losses of $115.9 million, $220.9 million and $220.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2001, 2000 and 1999 amounted to $429.5 million, $954.5 million and $(1,668.8)
        million, respectively.

        In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $25.0 million and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $2.4 million and $1,563.3 million and costs of $4.9 million and $1,607.1 million at December 31, 2001 and 2000, respectively.

        For 2001, 2000 and 1999, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $96.7 million, $110.6 million and $131.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:


                                                                  2001        2000        1999
                                                                --------    --------    ----------
                                                                         (IN MILLIONS)

        Balance, beginning of year ........................     $   12.9    $ (392.8)   $    384.1
        Changes in unrealized investment (losses) gains ...        436.0       979.7      (1,821.3)
        Changes in unrealized investment losses (gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (48.6)      (18.3)         25.0
            DAC ...........................................        (71.6)     (262.1)        493.1
            Deferred Federal income taxes .................       (113.2)     (293.6)        526.3
                                                                --------    --------    ----------
        Balance, End of Year ..............................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities ..............................     $  496.0    $   65.9    $   (904.6)
            Other equity investments ......................          4.3        (2.3)        (22.2)
            Other .........................................         (1.9)       (1.2)          9.4
                                                                --------    --------    ----------
              Total .......................................        498.4        62.4        (917.4)
          Amounts of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (63.9)      (15.3)          3.0
              DAC .........................................        (99.9)      (28.3)        233.8
              Deferred Federal income taxes ...............       (119.1)       (5.9)        287.8
                                                                --------    --------    ----------
        Total .............................................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========


        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)

        Unrealized gains (losses) on investments .......................    $   215.5    $    12.9    $   (392.8)
        Minimum pension liability ......................................          (.1)         (.1)          (.1)
                                                                            ---------    ---------    ----------
        Total Accumulated Other

          Comprehensive Income (Loss) ..................................    $   215.4    $    12.8    $   (392.9)
                                                                            =========    =========    ==========




        The components of other comprehensive income (loss) for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)
        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period ..................................................   $   525.2    $   191.0    $ (1,625.6)
          (Gains) losses reclassified into net earnings
            during the period ...........................................       (89.2)       788.7        (195.7)
                                                                            ---------    ---------    ----------
        Net unrealized gains (losses) on investments ....................       436.0        979.7      (1,821.3)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes .......................      (233.4)      (574.0)      1,044.4
                                                                            ---------    ---------    ----------

        Change in unrealized gains (losses), net of
            adjustments .................................................       202.6        405.7        (776.9)
        Change in minimum pension liability .............................        --           --            28.2
                                                                            ---------    ---------    ----------

        Total Other Comprehensive Income (Loss) .........................   $   202.6    $   405.7    $   (748.7)
                                                                            =========    =========    ==========

7)      CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                         DECEMBER 31,  December 31,
                                                                             2001         2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances
           and other ................................................     $  9,049.9   $  9,026.4
        Other liabilities ...........................................           53.6         35.6
                                                                          ----------   ----------
        Total Closed Block liabilities ..............................        9,103.5      9,062.0
                                                                          ----------   ----------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
        (amortized
          cost of $4,600.4 and $4,373.5) ............................        4,705.7      4,408.0
        Mortgage loans on real estate ...............................        1,514.4      1,581.8
        Policy loans ................................................        1,504.4      1,557.7
        Cash and other invested assets ..............................          141.0        174.7
        Other assets ................................................          214.7        238.9
                                                                          ----------   ----------
         Total assets designated to the Closed Block ................        8,080.2      7,961.1
                                                                          ----------   ----------


        Excess of Closed Block liabilities over assets designated to
           the Closed Block .........................................        1,023.3      1,100.9
        Amounts included in accumulated other comprehensive income:
             Net unrealized investment gains, net of deferred Federal
               income tax of $20.4 and $12.2 ........................           37.8         22.7
                                                                          ----------   ----------


        Maximum Future Earnings To Be Recognized From Closed Block

           Assets and Liabilities ...................................     $  1,061.1   $  1,123.6
                                                                           ==========   ==========

        Closed Block revenues and expenses were as follows:

                                                        2001          2000          1999
                                                     ----------    ----------    ----------
                                                                 (IN MILLIONS)

        REVENUES:
        Premiums and other income ..............     $    571.5    $    594.7    $    619.1
        Investment income (net of investment
        expenses of $3.0, $8.1, and $15.8) .....          583.5         578.7         574.2
        Investment losses, net .................          (42.3)        (35.8)        (11.3)
                                                     ----------    ----------    ----------
        Total revenues .........................        1,112.7       1,137.6       1,182.0
                                                     ----------    ----------    ----------

        BENEFITS AND
        OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ..        1,009.3       1,025.2       1,024.7
        Other operating costs and expenses .....            4.7           5.2           5.5
                                                     ----------    ----------    ----------
        Total benefits and other deductions ....        1,014.0       1,030.4       1,030.2
                                                     ----------    ----------    ----------

        Net revenues before Federal income taxes           98.7         107.2         151.8
        Federal income taxes ...................          (36.2)        (38.2)        (60.3)
                                                     ----------    ----------    ----------
        Net Revenues ...........................     $     62.5    $     69.0    $     91.5
                                                     ==========    ==========    ==========

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                DECEMBER 31,
                                                                            ------------------
                                                                              2001       2000
                                                                            -------    -------
                                                                               (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances ..     $  26.7    $  26.7
        Impaired mortgage loans without investment valuation allowances         6.5        4.0
                                                                            -------    -------
        Recorded investment in impaired mortgages .....................        33.2       30.7
        Investment valuation allowances ...............................        (5.8)      (8.7)
                                                                            -------    -------
        Net Impaired Mortgage Loans ...................................     $  27.4    $  22.0
                                                                            =======    =======

        During 2001, 2000 and 1999, the Closed Block's average recorded investment in impaired mortgage loans was $30.8 million, $31.0 million and $37.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.2 million, $2.0 million and $3.3 million ($.1 million, $.1 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        Valuation allowances amounted to $5.7 million and $9.1 million on mortgage loans on real estate and $9.8 million and $17.2 million on equity real estate at December 31, 2001 and 2000, respectively. Writedowns of fixed maturities amounted to $30.8 million and $27.7 million for 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:


                                                                                 DECEMBER 31,
                                                                          -----------------------
                                                                             2001        2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        BALANCE SHEETS
        Mortgage loans on real estate ...............................     $    160.3   $    330.9
        Equity real estate ..........................................          252.0        350.9
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $542.9 and $321.5) .....................          559.6        336.5
        Other equity investments ....................................           22.3         43.1
        Other invested assets .......................................             .4          1.9
                                                                          ----------   ----------
          Total investments .........................................          994.6      1,063.3
        Cash and cash equivalents ...................................           41.1         84.3
        Other assets ................................................          152.6        148.8
                                                                          ----------   ----------
        Total Assets ................................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

        Policyholders liabilities ...................................     $    932.9   $    966.8
        Allowance for future losses .................................          139.9        159.8
        Other liabilities ...........................................          115.5        169.8
                                                                          ----------   ----------
        Total Liabilities ...........................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

                                                               2001       2000        1999
                                                            --------    --------    --------
                                                                      (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $25.3, $37.0 and $49.3) .........     $   91.6    $  102.2    $   98.7
        Investment gains (losses), net ................         33.6        (6.6)      (13.4)
        Policy fees, premiums and other income ........           .2          .7          .2
                                                            --------    --------    --------
        Total revenues ................................        125.4        96.3        85.5

        Benefits and other deductions .................        100.7       106.9       104.8
        Earnings credited (losses charged) to allowance
          for future losses ...........................         24.7       (10.6)      (19.3)
                                                            --------    --------    --------
        Pre-tax loss from operations ..................         --          --          --
        Pre-tax earnings from releasing the allowance
          for future losses ...........................         46.1        90.2        43.3
        Federal income tax expense ....................         (2.3)      (31.6)      (15.2)
                                                            --------    --------    --------
        Earnings from
          Discontinued Operations .....................     $   43.8    $   58.6    $   28.1
                                                            ========    ========    ========

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $4.8 million and $2.9 million on mortgage loans on real estate and $5.0 million and $11.4 million on equity real estate were held at December 31, 2001 and 2000, respectively. During 2001, 2000 and 1999, discontinued operations' average recorded investment in impaired mortgage loans was $32.2 million, $11.3 million and $13.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $.9 million and $1.7 million ($1.0 million, $.5 million and $.0 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        At December 31, 2001 and 2000, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $7.4 million and $4.5 million, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:


                                                                   DECEMBER 31,
                                                             -----------------------
                                                                2001         2000
                                                             ----------   ----------
                                                                   (IN MILLIONS)
        Short-term debt ................................     $    229.6   $    782.2
                                                             ----------   ----------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005 ...............          399.7        399.6
          Surplus notes, 7.70%, due 2015 ...............          199.7        199.7
          Other ........................................             .2           .4
                                                             ----------   ----------

              Total Equitable Life .....................          599.6        599.7
                                                             ----------   ----------

        Alliance:
          Senior Notes, 5.625%, due 2006 ...............          398.0       --
                                                             ----------   ----------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017          248.3        248.3
                                                             ----------   ----------
        Total long-term debt ...........................        1,245.9        848.0
                                                             ----------   ----------

        Total Short-term and Long-term Debt ............     $  1,475.5   $  1,630.2
                                                             ==========   ==========

        Short-term Debt

        Equitable Life has a $350.0 million 5-year bank credit facility and a $250.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 2.09% to 4.75%. There were no amounts outstanding under these credit facilities at December 31, 2001.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $600.0 million bank credit facilities. At December 31, 2001, there were no amounts outstanding under this program.

        Equitable Life has an $18.4 million line of credit available relating to reinsurance of which no amounts were outstanding at December 31, 2001.

        During 1998, Alliance increased its commercial paper program to $425.0 million and entered into a $425.0 million five-year revolving credit facility with a group of commercial banks to provide back-up liquidity for the commercial paper program. Under the credit facility, the interest rate, at the option of the borrower, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. Borrowings under the credit facility and the commercial paper program may not exceed $425.0 million in the aggregate. In July 1999, Alliance entered into a $200.0 million three-year revolving credit facility with a group of commercial banks. During October 2000, Alliance entered into a $250.0 million two-year revolving credit facility. The terms of the $200.0 million and $250.0 million credit facilities are generally similar to the $425.0 million credit facility. The revolving credit facilities will be used to fund commission payments to financial intermediaries for the sale of Back-End Load Shares under Alliance's mutual fund distribution system, capital expenditures and for general working capital purposes. The revolving credit facilities contain covenants which, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2001. At December 31, 2001, Alliance had commercial paper outstanding totaling $198.2 million at an effective interest rate of 1.9%; there were no borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2001, $24.9 million at an effective interest rate of 1.9% was outstanding under the ECN program.

        Long-term Debt

        Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2001, the Company is in compliance with all debt covenants.

        At December 31, 2001 and 2000, respectively, the Company has pledged real estate of $314.5 million and $298.8 million as collateral for certain long-term debt.

        At December 31, 2001, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.5 million for 2002, $400.0 million for 2005, $400.0 million for 2006 and $200.0 million thereafter.

        In August 2001, Alliance issued $400.0 million 5.625% notes due 2006 in a public offering and are redeemable at any time. The registration statement filed with the SEC allows for the issuance of up to $600.0 million in senior debt securities. The proceeds were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                    2001        2000       1999
                                                  --------    --------   --------
                                                           (IN MILLIONS)
        Federal income tax expense (benefit):
          Current ...........................     $  (38.2)   $  820.6   $  174.0
          Deferred ..........................        354.4       137.7      158.0
                                                  --------    --------   --------
        Total ...............................     $  316.2    $  958.3   $  332.0
                                                  ========    ========   ========

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                       2001        2000        1999
                                                     --------    --------    --------
                                                             (IN MILLIONS)
        Expected Federal income tax expense ....     $  452.5    $  904.9    $  458.4
        Minority interest ......................       (126.9)     (117.9)      (47.8)
        Non deductible stock option compensation
          expense ..............................         --          34.4        --
        Subsidiary gains .......................         --         161.4       (37.1)
        Adjustment of tax audit reserves .......        (28.2)       17.9        27.8
        Equity in unconsolidated subsidiaries ..         --         (48.7)      (64.0)
        Other ..................................         18.8         6.3        (5.3)
                                                     --------    --------    --------
        Federal Income Tax Expense .............     $  316.2    $  958.3    $  332.0
                                                     ========    ========    ========

        The components of the net deferred Federal income taxes are as follows:


                                                       DECEMBER 31, 2001                  December 31, 2000
                                                 --------------   ------------      ------------      -----------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                 --------------   ------------      ------------      -----------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $      --        $       92.0      $       --        $      79.7
        Other..................................         --                  .1               4.9             --
        DAC, reserves and reinsurance..........         --             1,020.1              --              733.0
        Investments............................         --               333.3              --              229.2
                                                 --------------   ------------      ------------      -----------
        Total..................................  $      --        $    1,445.5      $        4.9      $   1,041.9
                                                 ==============   ============      ============      ===========

       At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                   2001               2000                1999
                                                              -------------       ------------       ------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       291.7       $      403.3       $       83.2
        Investments........................................           42.1             (140.7)               3.2
        Compensation and related benefits..................           15.7              (96.4)              21.0
        Other..............................................            4.9              (28.5)              50.6
                                                             -------------       ------------       ------------
        Deferred Federal Income Tax
          Expense..........................................  $       354.4       $      137.7       $      158.0
                                                             =============       ============       ============

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2001               2000                1999
                                                            -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       990.0       $    1,103.8       $    1,039.5
        Reinsurance assumed................................          203.0              194.2              206.7
        Reinsurance ceded..................................         (173.1)            (123.0)             (69.1)
                                                             -------------       ------------       ------------
        Premiums...........................................  $     1,019.9       $    1,175.0       $    1,177.1
                                                             =============       ============       ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        86.9       $       92.1       $       69.7
                                                             =============       ============       ============
        Policyholders' Benefits Ceded......................  $       370.3       $      239.2       $      155.6
                                                             =============       ============       ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.4       $       46.5       $       38.5
                                                             =============       ============       ============


        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2001 and 2000, respectively, reinsurance recoverables related to insurance contracts amounting to $2,233.7 million and $2,098.0 million, of which $1,060.4 million and $1,009.1 million relates to one specific reinsurer, are included in Other assets and reinsurance payables related to insurance contracts amounting to $798.5 million and $730.3 million are included in Other liabilities in the consolidated balance sheets.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $444.2 million and $487.7 million at December 31, 2001 and 2000, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2001 and 2000 were $540.2 million and $515.0 million, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit follow:

                                                                  2001               2000                1999
                                                             -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        32.1       $       29.5       $       36.7
        Interest cost on projected benefit obligations.....          128.8              124.2              131.6
        Expected return on assets..........................         (218.7)            (223.2)            (189.8)
        Net amortization and deferrals.....................             .1                (.6)               7.5
                                                             -------------       ------------       ------------
        Net Periodic Pension Credit........................  $       (57.7)      $      (70.1)      $      (14.0)
                                                             ============        ============       ============

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)


        Benefit obligations, beginning of year.................................  $    1,712.6       $    1,659.6
        Service cost...........................................................          27.1               24.5
        Interest cost..........................................................         128.8              124.2
        Actuarial losses (gains)...............................................          64.4               13.4
        Benefits paid..........................................................        (120.6)            (109.1)
                                                                                 ------------       ------------
        Benefit Obligation, End of Year........................................  $    1,812.3       $    1,712.6
                                                                                 ============       ============

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,112.0       $    2,341.6
        Actual return on plan assets...........................................        (148.0)            (115.9)
        Contributions..........................................................          --                 --
        Benefits paid and fees.................................................        (126.1)            (113.7)
                                                                                 ------------       ------------
        Plan assets at fair value, end of year.................................       1,837.9            2,112.0
        Projected benefit obligations..........................................       1,812.3            1,712.6
                                                                                 ------------       ------------
        Excess of plan assets over projected benefit obligations...............          25.6              399.4
        Unrecognized prior service cost........................................         (46.3)               1.2
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................         550.1               71.3
        Unrecognized net asset at transition...................................          (1.6)              (1.9)
                                                                                 ------------       ------------
        Prepaid Pension Cost, Net..............................................  $      527.8       $      470.0
                                                                                 ============       ============

        The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $16.7 million and $13.5 million at December 31, 2001 and 2000, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $49.7 million and $28.7 million, respectively, at December 31, 2001 and $38.9 million and $32.9 million, respectively, at December 31, 2000.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 7.19%, respectively, at December 31, 2001 and 7.75% and 7.19%, respectively, at December 31, 2000. As of January 1, 2001 and 2000, the expected long-term rate of return on assets for the retirement plan was 10.25% and 10.5%, respectively.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $27.3 million, $28.7 million and $30.2 million for 2001, 2000 and 1999, respectively.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund open market purchases of Alliance Holding units or money market funds in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $58.1 million, $29.8 million and $13.8 million for 2001, 2000 and 1999, respectively (including $34.6 million and $6.8 million for 2001 and 2000, respectively, relating to the Bernstein deferred compensation plan).

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

        As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2001 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $6,675.0 million and $.3 million, respectively, at December 31, 2001. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2001 of $13.6 million. At December 31, 2001 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. Gross gains and gross losses recognized on derivative positions was $27.5 million and $4.6 million, respectively, for 2001.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2001 and 2000.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2001                               2000
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        Mortgage loans on real estate..........  $    4,333.3     $     4,438.7     $     4,712.6     $    4,767.0
        Other limited partnership interests....         701.9             701.9             834.9            834.9
        Policy loans...........................       4,100.7           4,476.4           4,034.6          4,290.0
        Policyholders' account balances -
          investment contracts.................      12,256.4          12,514.0          11,488.8         11,663.8
        Long-term debt.........................       1,245.9           1,280.6             848.0            847.5

        Closed Block:
        Mortgage loans on real estate..........  $    1,514.4     $     1,532.6     $     1,581.8     $    1,582.6
        Other equity investments...............          24.4              24.4              34.4             34.4
        Policy loans...........................       1,504.4           1,664.8           1,557.7          1,667.6
        SCNILC liability.......................          18.2              18.1              20.2             20.1

        Discontinued Operations:
        Mortgage loans on real estate..........  $      160.3     $       171.6     $       330.9     $      347.7
        Fixed maturities.......................         559.6             559.6             336.5            336.5
        Other equity investments...............          22.3              22.3              43.1             43.1
        Guaranteed interest contracts..........          18.8              16.1              26.4             23.4
        Long-term debt.........................         101.7             101.7             101.8            101.7

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2001, these arrangements included commitments by the Company, under certain conditions, to make capital contributions of up to $8.5 million to affiliated real estate joint ventures and to provide equity financing to certain limited partnerships of $274.9 million. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $10.5 million of letters of credit outstanding at December 31, 2001.

        The Company entered into continuity agreements with certain executives of the Company in connection with AXA's minority interest acquisition. The remaining continuity agreements generally provide cash severance payments ranging from 1.5 times to 2 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements. In connection with cost reduction programs initiated in 2001, expenses related to continuity agreements, severance, benefits and outplacement were recorded, totaling $126.1 million related to the home office initiative and $24.5 million related to the field restructuring initiative. At December 31, 2001, in the event the remaining covered executives' employment terminates under the circumstances described above, cash severance payments that would be payable under these continuity agreements approximate $30.0 million.

15)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following five paragraphs.

        In January 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO between September 30, 1991 and January 3, 1996. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. In May 1999, the Magistrate Judge issued a Report and Recommendation recommending that the District Judge deny Equitable Life's and EVLICO's motion for summary judgment and grant plaintiffs' motion for class certification. In July 1999, Equitable Life and EVLICO filed Objections to the Report and Recommendation and urged that the District Judge reject the Magistrate's recommendations and grant Equitable Life's and EVLICO's motion for summary judgment and deny plaintiffs' motion for class certification. In October 2000, the District Judge affirmed the Magistrate's

        Report and Recommendation and, accordingly, denied Equitable Life's and EVLICO's motion for summary judgment and granted plaintiffs' motion for class certification. In May 2001, with permission of the United States Court of Appeals for the Eleventh Circuit, Equitable Life and EVLICO appealed the District Court's order. Oral argument is scheduled for March 2002.

        In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan, (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs.

        In June 2000, an action entitled Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Superior Court of California, County of San Diego. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The named plaintiff purports to act as a private attorney general on behalf of the general public of the State of California under California consumer protection statutes and also asserts individual common-law claims. On behalf of the named plaintiff and the general public, the complaint asserts claims for unlawful, unfair or fraudulent business acts and practices and for false or misleading advertising. On behalf of the named plaintiff alone, the complaint alleges claims for fraud, fraudulent concealment and deceit, negligent misrepresentation and negligence. The complaint seeks injunctive relief, restitution for members of the general public of the State of California who have been harmed by defendants' conduct, compensatory and punitive damages on behalf of the named plaintiff, and attorneys' fees, costs and expenses. In July 2000, the defendants removed the case to the United States District Court for the Southern District of California and filed a motion to dismiss the complaint. In October 2000, the District Court granted defendants' motion to dismiss the action. In November 2000, the plaintiff appealed; the appeal is fully briefed.

        In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, the defendants filed a motion to dismiss the new action.

        Between June 2000 and December 2001 twelve lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 70 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and various present and former individual sales agents associated with Equitable Life, EVLICO and/or EOC. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in discovery in each of the pending actions.

        In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of AXA Financial from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs sought a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, pursuant to which the parties reached a proposed settlement agreement in November 2000. In connection therewith, the case was dismissed in the United States District Court for the Northern District of Alabama, Southern Division and refiled in the United States District Court for the Northern District of Georgia, Atlanta Division. The final settlement required notice to be given to class members and was subject to court approval. A hearing was held in January 2002 and thereafter, an order was entered approving the settlement.

        In November 1997, an amended complaint was filed in Peter Fischel, et al. v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Oral argument on this appeal was heard in November 2001. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. Equitable Life answered the complaint in June 2001. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty.

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001.

        In September 1999, a complaint was filed in an action entitled R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al. in the Chancery Court of the State of Delaware. The action was brought on behalf of a purported class of owners of limited partnership units of Alliance Capital Management Holding L.P. ("Alliance Holding") challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, four Alliance Holding executives, the general partner of Alliance Holding and Alliance, which is a wholly owned indirect subsidiary of Equitable Life, and Alliance, which is the operating partnership whose units are not publicly traded. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege, inter alia, inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding. The complaint seeks, inter alia, payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that, inter alia, the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants other than Robert H. Joseph, Jr., filed an answer to the amended complaint denying the material allegations contained therein. In lieu of joining in the answer to the amended complaint, Mr. Joseph filed a motion to dismiss in September 2000. In November 2000, defendants, other than Mr. Joseph, filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. In April 2001, the Chancery Court issued a decision granting in part and denying in part defendants' motion to dismiss; the claim alleging that the partnership agreement of Alliance Holding was not validly amended was one of the claims dismissed. In October 2001, a memorandum of understanding was executed, setting forth the terms of a settlement in principle, and in December 2001, a stipulation of settlement was filed with the Delaware Court of Chancery. The settlement is subject to a number of conditions, including preparation of definitive documentation and approval, after a hearing, by the Delaware Court of Chancery.

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of AXA Financial common stock that it did not already own, the following fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery: Fred Buff v. AXA Financial, Inc., et al., Sarah Wolhendler v. Claude Bebear, et al.; Jerome and Selma Stone v. AXA Financial, Inc., et al.; Louis Deranieri
        v. AXA Financial, Inc., et al.; Maxine Phillips v. AXA Financial, Inc., et al.; Ruth Ravnitsky v. AXA Financial, Inc., et al.; Richard Kager v. AXA Financial, Inc., et al.; Mortimer Cohen v. AXA Financial, Inc., et al.; Lee Koneche, et al. v. AXA Financial, Inc., et al.; Denver Employees Retirement Plan v. AXA Financial, Inc., et al.; Harry Hoffman
        v. AXA Financial, Inc., et al.; Joseph Villari v. AXA Financial, Inc., et al.; Max Boimal v. AXA Financial, Inc., et al.; and Jay Gottlieb v. AXA Financial, Inc., et al. AXA Financial, AXA, and directors and/or officers of AXA Financial are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of AXA Financial common stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of AXA Financial. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. The Delaware suits have been consolidated under the name In re AXA Financial, Inc. Shareholders Litigation. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action; it is captioned Harbor Finance Partners v. AXA Financial, Inc., et al. In December 2000, the parties to the Delaware suits reached a proposed agreement for settlement and executed a memorandum of understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. In November 2001, the parties filed a stipulation of settlement with the Delaware Court of Chancery. The settlement, which does not involve any payment by AXA Financial, is subject to conditions, including approval, after a hearing, by the Delaware Court of Chancery. The hearing on the settlement is scheduled for March 2002.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits were filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. These actions are captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe
        L. Roby, et al. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. Named as defendants are AXA Financial, DLJ and the DLJ directors. The complaints assert claims for breaches of fiduciary duties, for violation of class members' voting rights under 8 Del. C. ss.242, and for breach of implied contractual promise, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in the United States District Court, Southern District of New York, captioned Siamac Sedighim
        v. Donaldson, Lufkin & Jenrette, Inc., et al. This action challenges the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the sale of DLJ (with respect to all other claims). Named as defendants are AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, Credit Suisse Group, Diamond Acquisition Corp., and DLJ's directors. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. In February 2001, defendants moved to dismiss the complaint and in October 2001, the court granted defendants' motion, dismissing all claims based on Federal law with prejudice and dismissing all claims based on state law on jurisdictional grounds, and entered judgment for the defendants. The plaintiffs did not file a notice of appeal, and their time to appeal has expired.

        In April 2001, a putative class action entitled David Uhrik v. Credit Suisse First Boston (USA), Inc., et al. was filed in Delaware Court of Chancery on behalf of the holders of CSFBdirect tracking stock (formerly known as DLJdirect tracking stock). Named defendants include AXA Financial, Credit Suisse First Boston (USA), Inc., the former directors of DLJ and the directors of Credit Suisse First Boston (USA), Inc. The complaint challenges the sale of DLJ common stock as well as the March 2001 offer by Credit Suisse to purchase the publicly owned CSFBdirect tracking stock for $4 per share and asserts claims for breaches of fiduciary duties and breach of contract. Plaintiffs seek injunctive relief, an unspecified amount of compensatory damages, and costs and expenses, including attorneys' fees. The Uhrik action, along with the actions captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe. L. Roby, et al., are among the actions that have been consolidated under the caption In re CSFBdirect Tracking Stock Shareholders Litigation. In May 2001, the Delaware Court of Chancery ordered that the Uhrik complaint be the operative complaint in the consolidated actions. A memorandum of understanding outlining the terms of a proposed settlement was executed in July 2001. It is anticipated that a stipulation of settlement will be filed with the Delaware Court of Chancery in or before March 2002. The proposed settlement, which does not involve any payment by AXA Financial, is subject to a number of conditions, including confirmatory discovery and approval, after a hearing, by the Delaware Court of Chancery.

        In April 2001, an amended class action complaint entitled Miller, et al.
        v. Mitchell Hutchins Asset Management, Inc., et al. was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the amended complaint concern six mutual funds with which Alliance has investment advisory agreements, including Premier Growth Fund, Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The amended complaint alleges principally that
        (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition.

        On December 7, 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth ("Premier Growth Fund") alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance during the twelve months preceding the lawsuit. On December 21, 2001 a complaint entitled Roy v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roy Complaint") was filed in Federal District Court in the Middle District of Florida, Tampa Divisions, against Alliance and Premier Growth Fund. The allegations and relief sought in the Roy Complaint are virtually identical to the Benak Complaint. On December 26, 2001 a compliant entitled Roffe v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roffe Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Roffe Complaint are virtually identical to the Benak Complaint. On February 14, 2002, a complaint entitled Tatem v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Tatem Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Tatem Complaint are virtually identical to the Benak Complaint. Alliance believes the plaintiffs' allegations in the Benak Complaint, Roy Complaint, Roffe Complaint and Tatem Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that (i) the settlement of the Brown, R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, the Holding Company, the Company and their subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

        However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2002 and the four successive years are $114.6 million, $107.3 million, $112.9 million, $100.5 million, $84.4 million and $921.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2002 and the four successive years is $6.0 million, $4.6 million, $4.6 million, $4.6 million, $3.1 million and $21.1 million thereafter.

        At December 31, 2001, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2002 and the four successive years is $80.3 million, $86.8 million, $82.9 million, $77.0 million, $75.4 million and $601.6 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2002 and the three successive years are $4.9 million, $4.6 million, $2.7 million and $.9 million.

17)    INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $544.0 million during 2002. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2001, 2000 and 1999, the Insurance Group statutory net income totaled $547.7 million, $1,068.6 million and $547.0 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,100.4 million and $6,226.5 million at December 31, 2001 and 2000, respectively. In 2001, 2000 and 1999, respectively, $1.7 billion, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2001, the Insurance Group, in accordance with various government and state regulations, had $23.5 million of securities deposited with such government or state agencies.

        In 1998 the National Association of Insurance Commissioners ("NAIC") approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting previously was silent and changing certain existing statutory positions. Equitable Life and EOC became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department ("NYID"), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Equitable Life is required to prepare the Quarterly and Annual Statements and Audited financial statements in accordance with New York rules and regulations which are filed in all states. Differences between the New York regulations and Codification consist of the accounting for deferred taxes and goodwill.

        The implementation of Codification resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The NYID is currently expected to adopt Codification's accounting for deferred income taxes and goodwill effective in 2002. The impact of adopting the deferred tax accounting is estimated to be a $363.6 million decrease to surplus and capital stock at December 31, 2001.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

        The NYID requires quarterly disclosure reconciling both net income and capital and surplus between practices prescribed and permitted by the State of New York and the January 1, 2001 NAIC Accounting Practices and Procedures manual. The 2001 reconciliation for Equitable Life follows:

                                                                                    DECEMBER 31,
                                                                                       2001
                                                                                 -----------------
                                                                                   (IN MILLIONS)

        Net Income, State of New York basis ................................        $    543.7
        Prescribed Practices ...............................................              --
        Permitted Practices ................................................              --
                                                                                    ----------

        Net Income, NAIC Basis .............................................        $    543.7
                                                                                    ==========

        Statutory surplus and capital stock, State of New York basis .......        $  5,446.0
        Prescribed Practices:
            Deferred tax liability .........................................            (363.6)
        Permitted practices ................................................              --
                                                                                    ----------

        Statutory Surplus and Capital Stock, NAIC Basis ....................        $  5,082.4
                                                                                    ==========

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Net change in statutory surplus and
          capital stock ..............................................         $    104.1        $  1,321.4        $    848.8
        Change in asset valuation reserves ...........................             (230.2)           (665.5)             (6.3)
                                                                               ----------        ----------        ----------
        Net change in statutory surplus, capital stock
          and asset valuation reserves ...............................             (126.1)            655.9             842.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................              278.7             262.6             (80.4)
          DAC ........................................................              458.5             469.1             198.2
          Deferred Federal income taxes ..............................             (354.8)           (127.3)           (154.3)
          Valuation of investments ...................................               67.9            (134.8)             21.5
          Valuation of investment subsidiary .........................           (1,507.9)            (29.2)           (133.6)
          Limited risk reinsurance ...................................               --                --               128.4
          Dividends paid to the AXA Financial ........................            1,700.0             250.0             150.0
          Capital contribution .......................................               --                --              (470.8)
          Stock option expense related to AXA's minority
            interest acquisition .....................................               --              (493.9)             --
          Other, net .................................................              135.8             448.8             253.8
          GAAP adjustments of Other Discontinued
            Operations ...............................................               (5.1)             54.3              51.3
                                                                               ----------        ----------        ----------
        Net Earnings of the Insurance Group ..........................         $    647.0        $  1,355.5        $    806.6
                                                                               ==========        ==========        ==========


                                                                                                DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Statutory surplus and capital stock ..........................         $  5,446.0        $  5,341.9        $  4,020.5
        Asset valuation reserves .....................................              654.4             884.6           1,550.1
                                                                               ----------        ----------        ----------
        Statutory surplus, capital stock and asset
          valuation reserves .........................................            6,100.4           6,226.5           5,570.6
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................           (1,120.7)         (1,399.4)         (1,662.0)
          DAC ........................................................            5,513.7           5,128.8           4,928.6
          Deferred Federal income taxes ..............................           (1,252.2)           (640.7)           (223.5)
          Valuation of investments ...................................              635.9             140.2            (717.3)
          Valuation of investment subsidiary .........................           (2,590.8)         (1,082.9)         (1,891.7)
          Limited risk reinsurance ...................................               --                --               (39.6)
          Issuance of surplus notes ..................................             (539.4)           (539.1)           (539.1)
          Other, net .................................................              942.6             776.2             501.5
          GAAP adjustments of Other Discontinued
            Operations ...............................................             (123.8)           (164.3)           (160.0)
                                                                               ----------        ----------        ----------
        Equity of the Insurance Group ................................         $  7,565.7        $  8,445.3        $  5,767.5
                                                                               ==========        ==========        ==========

18)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $116.6 million, $153.2 million and $75.6 million for 2001, 2000 and 1999, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.


                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        SEGMENT REVENUES:
        Insurance ...............................     $    4,763.3    $    4,681.9    $   5,179.4
        Investment Services .....................          2,994.4         4,672.5        2,163.8
        Consolidation/elimination ...............            (90.0)         (113.2)         (23.5)
                                                      ------------    ------------    -----------
        Total Revenues ..........................     $    7,667.7    $    9,241.2    $   7,319.7
                                                      ============    ============    ===========


        SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS BEFORE FEDERAL INCOME
          TAXES AND MINORITY INTEREST:
        Insurance ...............................     $      707.5    $     (192.5)   $     555.7
        Investment Services .....................            585.4         2,778.0          754.2
                                                      ------------    ------------    -----------
        Total Earnings from Continuing Operations
           before Federal Income Taxes and
           Minority Interest ....................     $    1,292.9    $    2,585.5    $   1,309.9
                                                      ============    ============    ===========

                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        ASSETS:
        Insurance ...............................     $   84,568.9    $   88,641.1    $  86,840.1
        Investment Services .....................         15,808.8        16,807.2       12,961.7
        Consolidation/elimination ...............            (94.4)          (57.1)          (8.9)
                                                      ------------    ------------    -----------
        Total Assets ............................     $  100,283.3    $  105,391.2    $  99,792.9
                                                      ============    ============    ===========

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2001 and 2000 are summarized below:

                                                                    THREE MONTHS ENDED

                                       -------------------------------------------------------------------------
                                          MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -------------      -------------       ------------         -------------
                                                                      (IN MILLIONS)
        2001
        Total Revenues................ $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =============      =============       ============         ============

        Earnings from Continuing
          Operations.................. $       227.1      $       120.3       $      119.2         $      140.0
                                        =============      =============       ============         ============

        Net Earnings.................. $       233.6      $       118.5       $      118.7         $      176.2
                                       =============      =============       ============         ============
        2000
        Total Revenues................ $     1,898.9      $     1,954.5       $    1,982.9         $    3,404.9
                                       =============      =============       ============         ============
        Earnings from Continuing
          Operations.................. $       226.6      $       256.9       $       70.5         $      742.9
                                       =============      =============       ============         ============
        Net Earnings.................. $       221.7      $       255.4       $       70.5         $      807.9
                                       =============      =============       ============         ============

20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense as related to options awarded under AXA Financial's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company, the Company's pro forma net earnings for 2001, 2000 and 1999 would have been $624.8 million, $1,627.3 million and $757.1 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a reduction in the SARs liability of $63.2 million for 2001, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the period ended December 31, 2001.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2001, 2000 and 1999 follow:


                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------   ------------------------------
                             2001(1)          2000         1999          2001      2000       1999
                           -------------  ------------- ------------   -------------------- ---------

        Dividend yield....    1.52%          0.32%         0.31%         5.80%     7.20%     8.70%

        Expected
          volatility......     29%            28%           28%           33%       30%       29%

        Risk-free interest
          rate............    4.98%          6.24%         5.46%         4.5%      5.90%     5.70%

        Expected life
          in years........      5              5             5            7.2       7.4        7

        Weighted average
          fair value per
          option at
          grant-date......    $9.42          $11.08       $10.78         $9.23     $8.32     $3.88

        (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2001. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:



                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------   --------------------------------
                                                  Common
                                                   Stock            Weighted                           Weighted
                                                    and             Average                            Average
                                                  AXA ADRs          Exercise            Units          Exercise
                                               (In Millions)         Price          (In Millions)       Price
                                             -------------------  ---------------   -------------- -----------------
        Holding Company Option Shares:
        Balance as of
          December 31, 1998................       21.4              $22.00               12.3          $14.92
          Granted..........................        4.3              $31.70                2.0          $30.18
          Exercised........................       (2.4)             $13.26               (1.5)         $ 9.51
          Forfeited........................        (.6)             $24.29                (.3)         $17.79
                                             -------------------                    --------------

        Balance as of
          December 31, 1999................       22.7              $24.60               12.5          $17.95
          Granted..........................        6.5              $31.06                4.7          $50.93
          Exercised........................       (4.5)             $18.57               (1.7)         $10.90
          Forfeited........................       (1.2)             $26.15                (.1)         $26.62
                                             -------------------                    --------------

        Balance as of
          December 31, 2000................       23.5              $27.20               15.4          $28.73
                                             ===================  ==============

        AXA ADR Option Shares:
        Balance as of January 2, 2001......       18.3              $21.65
          Granted..........................       17.0              $31.55                2.5          $50.34
          Exercised........................       (2.2)             $11.57               (1.7)         $13.45
          Forfeited........................       (3.1)             $32.02                (.3)         $34.33
                                             -------------------                    --------------

        Balance as of
          December 31, 2001................       30.0              $26.89               15.9          $33.58
                                             ===================                    ==============

        Information about options outstanding and exercisable at December 31, 2001 follows:


                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ----------------------
        $ 6.325  - $ 9.01            1.9               2.25           $ 6.75              1.9                $ 6.75
        $10.195  - $14.30            2.2               5.69           $13.32              2.2                $13.34
        $15.995  - $22.84            5.2               7.29           $18.87              4.4                $18.74
        $26.095  - $33.025          15.7               6.58           $30.97              2.6                $26.78
        $36.03                       5.0               7.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325  - $36.03           30.0               6.51           $26.89             16.1                $23.24
                              =================                                    ==================

              Alliance
        ----------------------
        $   7.97 - $18.78            4.7               4.20           $12.92              4.3                $12.48
        $  22.50 - $27.31            2.5               6.94           $26.29              1.4                $26.30
        $  30.25 - $46.78            1.7               7.93           $30.30               .6                $30.25
        $  48.50 - $50.56            4.9               9.18           $49.36               .5                $48.50
        $  51.10 - $58.50            2.1               8.95           $53.78               .5                $53.75
                              -----------------                                    ------------------
        $   7.97 - $58.50           15.9               7.20           $33.57              7.3                $21.42
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2001, approximately
        12.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 25,500 Alliance Holding units were subject to awards made under this plan.

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $19.1 million and $16.0 million, respectively, for 2001 and 2000.

        The Company paid $590.5 million and $678.9 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2001 and 2000. The Company charged AXA Distribution's subsidiaries $522.6 million and $395.0 million, respectively, for their applicable share of operating expenses for 2001 and 2000, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain cost sharing and servicing agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA totaled approximately $12.7 million in 2001.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2001               2000               1999
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       Investment advisory and services fees..............   $     1,088.2       $     1,021.8     $       895.8
       Distribution revenues..............................           544.6               621.6             441.8
       Shareholder servicing fees.........................            87.2                85.6              62.3
       Other revenues.....................................            11.0                11.6               9.9
       Brokerage..........................................             9.0                 1.7               --


22)      PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

23)     SUBSEQUENT ADOPTION OF SFAS NO. 142

        On January 1, 2002, the Company adopted SFAS No. 142. Upon adoption of SFAS No. 142, amortization of goodwill ceased. Amortization of goodwill and other intangible assets for the years ended December 31, 2001, 2000 and 1999, respectively, was approximately $73.5 million, $27.0 million and $3.4 million, net of minority interest of $104.7 million, $38.0 million and $1.5 million, of which $7.6 million, $1.0 million and $.6 million, net of minority interest of $13.7 million, $1.4 million and $.5 million, related to intangibles. Net income, excluding goodwill amortization expense net of minority interest for the years ended December 31, 2001, 2000 and 1999, respectively, would have been $712.9 million, $1,381.5 million and $809.4 million. Amounts presently estimated to be recorded in each of the succeeding five years ended December 31, 2006 for amortization of other intangible assets is not expected to vary significantly from the amounts for the full year December 31, 2001 of $7.6 million, net of minority interest of $13.7 million. The gross carrying amount and accumulated amortization of other intangible assets was $514.1 million and $118.9 million, respectively, at December 31, 2001 and $512.0 million and $97.9 million, respectively at December 31, 2000. The carrying amount of goodwill was $2,975.0 million and $3,111.7 million at December 31, 2001 and 2000, respectively, and relates solely to the Investment Services segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                                   (UNAUDITED)

                                                                                 JUNE 30,           DECEMBER 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (In Millions)


ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    24,550.6        $    23,265.9
  Mortgage loans on real estate.............................................        3,777.0              4,333.3
  Equity real estate........................................................          803.8                875.7
  Policy loans..............................................................        4,077.9              4,100.7
  Other equity investments..................................................          783.3                756.6
  Other invested assets.....................................................          805.2                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       34,797.8             34,018.2
Cash and cash equivalents...................................................        1,819.1                680.0
Cash and securities segregated, at estimated fair value.....................        1,083.4              1,415.2
Broker-dealer related receivables...........................................        1,876.3              1,950.9
Deferred policy acquisition costs...........................................        5,708.3              5,513.7
Goodwill and other intangible assets, net...................................        3,391.9              3,370.2
Amounts due from reinsurers.................................................        2,286.2              2,237.0
Loans to affiliates.........................................................          400.0                400.0
Other assets................................................................        4,013.0              3,754.1
Separate Accounts assets....................................................       40,903.0             46,947.3
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    96,279.0        $   100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    22,132.9        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,589.2             13,542.7
Broker-dealer related payables..............................................        1,508.9              1,260.7
Customers related payables..................................................        1,494.9              1,814.5
Amounts due to reinsurers...................................................          815.2                798.5
Short-term and long-term debt...............................................        2,022.3              1,475.5
Federal income taxes payable................................................        2,041.6              1,885.0
Other liabilities...........................................................        1,684.0              1,702.0
Separate Accounts liabilities...............................................       40,784.5             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,766.0              1,776.0
Minority interest subject to redemption rights..............................          641.3                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       88,480.8             92,720.9
                                                                              -----------------    -----------------

Commitments and contingencies (Note 9)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,697.5              4,694.6
Retained earnings...........................................................        2,849.9              2,653.2
Accumulated other comprehensive income......................................          248.3                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        7,798.2              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    96,279.0        $   100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                                   (UNAUDITED)

                                                           THREE MONTHS ENDED                   SIX MONTHS ENDED
                                                                JUNE 30,                            JUNE 30,
                                                    ----------------------------------  ---------------------------------
                                                         2002               2001             2002              2001
                                                    ----------------   ---------------  ----------------  ---------------
                                                                               (IN MILLIONS)

REVENUES
Universal life and investment-type
  product policy fee income........................ $      330.3       $      340.4     $      671.2      $      686.1
Premiums...........................................        236.6              245.0            471.9             513.7
Net investment income..............................        580.6              580.7          1,171.3           1,192.6
Investment gains (losses), net.....................         24.9              (51.2)           (12.8)            (29.2)
Commissions, fees and other income.................        899.7              783.7          1,654.4           1,558.5
                                                    ----------------   ---------------  ---------------   ---------------
      Total revenues...............................      2,072.1            1,898.6          3,956.0           3,921.7
                                                    ----------------   ---------------  ----------------  ---------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................        467.6              463.2            928.8             932.3
Interest credited to policyholders' account
  balances.........................................        247.3              249.1            495.1             497.9
Compensation and benefits..........................        295.7              359.5            565.9             575.1
Commissions........................................        203.7              179.7            399.0             380.5
Distribution plan payments.........................        119.0              124.1            237.7             248.2
Amortization of deferred sales commissions.........         60.8               58.2            117.8             116.2
Interest expense...................................         29.1               21.7             50.4              47.2
Amortization of deferred policy acquisition costs..         58.6               57.5            141.3             152.7
Capitalization of deferred policy acquisition costs       (195.0)            (194.1)          (371.7)           (379.6)
Rent expense.......................................         41.5               38.4             82.8              76.6
Amortization of intangible assets, net.............          5.2               44.4             10.5              88.8
Other operating costs and expenses.................        205.0              222.4            427.6             473.8
                                                    ----------------   --------------   ---------------   ---------------
      Total benefits and other deductions..........      1,538.5            1,624.1          3,085.2           3,209.7
                                                    ----------------   ---------------  ----------------  ---------------

Earnings from continuing operations before
  Federal income taxes and minority interest.......        533.6              274.5             870.8            712.0
Federal income tax expense.........................       (147.8)             (57.5)           (222.7)          (176.4)
Minority interest in net income of
  consolidated subsidiaries........................        (99.2)             (96.7)           (201.0)          (188.2)
                                                    ----------------   ---------------  ----------------  ---------------
Earnings from continuing operations................        286.6              120.3             447.1            347.4
(Loss) earnings from discontinued operations, net
  of Federal income taxes..........................         (1.4)              (1.8)              (.4)             8.2
Cumulative effect of accounting change, net of
   Federal income taxes............................          -                  -                 -               (3.5)
                                                    ----------------   ---------------  ----------------  ---------------

Net Earnings....................................... $      285.2       $      118.5      $      446.7      $     352.1
                                                    ================   ===============  ================  ===============



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                     SIX MONTHS ENDED JUNE 30, 2002 AND 2001
                                   (UNAUDITED)


                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning of year and end of period.............  $         2.5        $         2.5
                                                                              -----------------    -----------------

Capital in excess of par value, beginning of year...........................        4,694.6              4,723.8
Increase (decrease) in additional paid in capital in excess of par value....            2.9                (14.8)
                                                                              -----------------    -----------------
Capital in excess of par value, end of period...............................        4,697.5              4,709.0
                                                                              -----------------    -----------------

Retained earnings, beginning of year........................................        2,653.2              3,706.2
Net earnings................................................................          446.7                352.1
Shareholder dividends paid..................................................         (250.0)            (1,500.0)
                                                                              -----------------    -----------------
Retained earnings, end of period............................................        2,849.9              2,558.3
                                                                              -----------------    -----------------

Accumulated other comprehensive income, beginning of year...................          215.4                 12.8
Other comprehensive income..................................................           32.9                 76.3
                                                                              -----------------    -----------------
Accumulated other comprehensive income, end of period.......................          248.3                 89.1
                                                                              -----------------    -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF PERIOD...................................  $     7,798.2        $     7,358.9
                                                                              =================    =================

















                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                     SIX MONTHS ENDED JUNE 30, 2002 AND 2001
                                   (UNAUDITED)


                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

Net earnings................................................................  $       446.7        $       352.1
  Adjustments to reconcile net earnings to net cash provided (used)
    by operating activities:
    Interest credited to policyholders' account balances....................          495.1                497.9
    Universal life and investment-type product policy fee income............         (671.2)              (686.1)
    Net change in broker-dealer and customer related receivables/payables...         (153.2)              (142.2)
    Investment losses, net..................................................           12.8                 29.2
    Decrease in segregated cash and securities, net.........................          331.7                204.3
    Change in deferred policy acquisition costs.............................         (230.0)              (226.0)
    Change in future policy benefits........................................           (6.5)               (13.9)
    Change in property and equipment........................................          (37.2)              (140.8)
    Change in Federal income tax payable....................................          124.5               (470.6)
    Change in accounts payable and accrued expenses.........................           11.8                 47.2
    Other, net..............................................................           53.3                385.0
                                                                              -----------------    -----------------

Net cash provided (used) by operating activities............................          377.8               (163.9)
                                                                              -----------------    -----------------

Cash flows from investing activities:
  Maturities and repayments.................................................        1,355.0              1,192.1
  Sales....................................................................         4,089.9              4,873.4
  Purchases.................................................................       (6,079.8)            (5,107.7)
  (Increase) decrease in short-term investments.............................         (150.5)               186.1
  Other, net................................................................           96.6               (230.9)
                                                                              -----------------    -----------------

Net cash (used) provided by investing activities............................         (688.8)               913.0
                                                                              -----------------    -----------------

Cash flows from financing activities:
   Policyholders' account balances:
      Deposits.............................................................         2,394.9              1,479.5
      Withdrawals and transfers to Separate Accounts.......................        (1,065.0)            (1,392.9)
  Net increase (decrease) in short-term financings..........................          546.4               (156.2)
  Shareholder dividends paid................................................         (250.0)            (1,500.0)
  Other, net................................................................         (176.2)              (248.6)
                                                                              -----------------    -----------------

Net cash provided (used) by financing activities............................        1,450.1             (1,818.2)
                                                                              -----------------    -----------------

Change in cash and cash equivalents.........................................        1,139.1             (1,069.1)
Cash and cash equivalents, beginning of year................................          680.0              2,140.0
                                                                              -----------------    -----------------

Cash and Cash Equivalents, End of Period....................................  $     1,819.1        $     1,070.9
                                                                              =================    =================


Supplemental cash flow information
  Interest Paid.............................................................  $        42.1        $        27.5
                                                                              =================    =================
  Income Taxes Paid.........................................................  $        86.3        $       619.4
                                                                              =================    =================




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (UNAUDITED)


1)    BASIS OF PRESENTATION

      The preparation of the accompanying unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying unaudited interim consolidated financial statements reflect all adjustments (which include only normal recurring adjustments) necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented. All significant intercompany transactions and balances except those with discontinued operations (see
      Note 5) have been eliminated in consolidation. These statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 2001. The results of operations for the six months ended June 30, 2002 are not necessarily indicative of the results to be expected for the full year.

      The terms "second quarter 2002" and "second quarter 2001" refer to the three months ended June 30, 2002 and 2001, respectively. The terms "first half of 2002" and "first half of 2001" refer to the six months ended June 30, 2002 and 2001, respectively.

      Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the current presentation.

2)    ACCOUNTING CHANGES

      On January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". Upon adoption of SFAS No. 142, amortization of goodwill ceased. Amortization of goodwill and other intangible assets for second quarter and first half of 2001, respectively, was approximately $18.3 million and $36.6 million, net of minority interest of $26.2 million and $52.3 million, of which $1.9 million and $3.8 million, net of minority interest of $3.4 million and $6.8 million, related to intangibles. Net income, excluding goodwill amortization expense, for second quarter and first half of 2001, respectively, would have been $134.9 million and $384.9 million. Amortization of other intangible assets for second quarter and first half of 2002, respectively, was $2.1 million and $4.2 million, net of minority interest of $3.1 million and $6.3 million, and is not expected to vary significantly from that amount in each of the five succeeding periods. The gross carrying amount and accumulated amortization of other intangible assets was $512.6 million and $129.4 million, respectively, at June 30, 2002 and $509.5 million and $118.9 million, respectively, at December 31, 2001. The carrying amount of goodwill was $3,008.7 million and $2,979.6 million, respectively, at June 30, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in the first half of 2002 of transitional impairment testing of indefinite-lived intangible assets and goodwill. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 include interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the FASB and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's result of of operations or its financial position. Upon its adoption of SFAS
      No. 133, the Company reclassified $196.6 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $5.8 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The Company adopted the AICPA's SOP 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

3)    INVESTMENTS


      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:


                                                                                          SIX MONTHS ENDED
                                                                                               JUNE,
                                                                                 -----------------------------------
                                                                                      2002                2001
                                                                                 ---------------     ---------------
                                                                                           (IN MILLIONS)


      Balances, beginning of year............................................... $       87.6        $     126.2
      Additions charged to income...............................................         13.5               15.8
      Deductions for writedowns and asset dispositions..........................         (6.7)             (25.7)
                                                                                 ---------------     ---------------
      Balances, End of Period................................................... $       94.4        $     116.3
                                                                                 ===============     ===============

      Balances, end of period comprise:
        Mortgage loans on real estate........................................... $       19.9        $      41.1
        Equity real estate......................................................         74.5               75.2
                                                                                 ---------------     ---------------
      Total..................................................................... $       94.4        $     116.3
                                                                                 ===============     ===============


      For the second quarters and first half of 2002 and of 2001, investment income is shown net of investment expenses of $51.7 million, $54.1 million, $101.2 million and $115.4 million, respectively.

      As of June 30, 2002 and December 31, 2001, fixed maturities classified as available for sale had amortized costs of $23,934.8 million and $22,786.7 million. Other equity investments included trading securities having carrying values of $1.3 million and $2.4 million and costs of $4.0 million and $4.9 million at June 30, 2002 and December 31, 2001, respectively, and other equity securities with carrying values of $102.6 million and $59.1 million and costs of $110.2 million and $54.9 million as of June 30, 2002 and December 31, 2001, respectively.

      In the second quarters and first half of 2002 and of 2001, respectively, net unrealized and realized holding (losses) gains on trading account equity securities of $(.3) million, $(.2) million, $.6 million and $26.5 million were included in net investment income in the consolidated statements of earnings.

      For the first half of 2002 and 2001, proceeds received on sales of fixed maturities classified as available for sale amounted to $3,355.7 million and $3,276.0 million, respectively. Gross gains of $56.1 million and $103.7 million and gross losses of $100.7 million and $56.0 million were realized on these sales for the first half of 2002 and 2001, respectively. Unrealized net investment gains related to fixed maturities classified as available for sale increased by $136.5 million during the first half of 2002, resulting in a balance of $615.7 million at June 30, 2002.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:


                                                                                   JUNE 30,          DECEMBER 31,
                                                                                     2002                2001
                                                                                ---------------    -----------------
                                                                                           (IN MILLIONS)


      Impaired mortgage loans with investment valuation allowances............   $     111.0        $       114.2
      Impaired mortgage loans without investment valuation allowances.........          26.9                 30.6
                                                                                ---------------    -----------------
      Recorded investment in impaired mortgage loans..........................         137.9                144.8
      Investment valuation allowances.........................................         (19.9)               (19.2)
                                                                                ---------------    -----------------
      Net Impaired Mortgage Loans.............................................   $     118.0        $       125.6
                                                                                ===============    =================


      During the first half of 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $137.0 million and $137.3 million. Interest income recognized on these impaired mortgage loans totaled $5.2 million and $2.9 million for the first half of 2002 and 2001, respectively.

4)    CLOSED BLOCK


      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                  JUNE 30,           DECEMBER 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other...... $     9,071.0        $     9,049.9
      Other liabilities......................................................          79.9                 53.6
                                                                              -----------------    -----------------
      Total Closed Block liabilities.........................................       9,150.9              9,103.5
                                                                              -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities available for sale, at estimated fair value (amortized
        cost of $4,688.9 and $4,600.4).......................................       4,844.2              4,705.7
      Mortgage loans on real estate..........................................       1,491.5              1,514.4
      Policy loans...........................................................       1,476.6              1,504.4
      Cash and other invested assets.........................................         123.3                141.0
      Other assets...........................................................         221.2                214.7
                                                                              -----------------    -----------------
      Total assets designated to the Closed Block............................       8,156.8              8,080.2
                                                                              -----------------    -----------------





      Excess of Closed Block liabilities over assets designated to
         the Closed Block....................................................         994.1              1,023.3
      Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred Federal
             income tax of $39.6 and $20.4...................................          42.8                 37.8
                                                                              -----------------    -----------------


      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................. $     1,036.9        $     1,061.1
                                                                              =================    =================

      Closed Block revenues and expenses were as follows:

                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002             2001              2002              2001
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

      REVENUES:
      Premiums and other income...............  $      138.2     $      143.6      $      277.4      $     291.5
      Investment income (net of investment
         expenses of $2.4, $1.8, $3.7
         and $2.5)............................         148.3            143.0             292.0            290.7
      Investment (losses) gains, net..........         (23.0)           (14.4)            (19.8)           (12.6)
                                                ---------------  ----------------  ---------------   ---------------
      Total revenues..........................         263.5            272.2             549.6            569.6
                                                ---------------  ----------------  ---------------   ---------------

      BENEFITS AND
      OTHER DEDUCTIONS:
      Policyholders' benefits and dividends...         243.7            253.3             499.3            486.8
      Other operating costs and expenses......           4.7              5.0               9.5              9.6
                                                ---------------  ----------------  ---------------   ---------------
      Total benefits and other deductions.....         248.4            258.3             508.8            496.4
                                                ---------------  ----------------  ---------------   ---------------

      Net revenues before Federal income
         taxes................................          15.1             13.9              40.8             73.2
      Federal income taxes....................          (6.5)            (5.3)            (16.6)           (26.6)
                                                ---------------  ----------------  ---------------   ---------------
      Net Revenues............................  $        8.6     $        8.6      $       24.2      $      46.6
                                                ===============  ================  ===============   ===============

5)    DISCONTINUED OPERATIONS


      Summarized financial information for discontinued operations follows:


                                                                                  JUNE 30,          DECEMBER 31,
                                                                                    2002                2001
                                                                              -----------------  -------------------
                                                                                          (IN MILLIONS)

      BALANCE SHEETS
      Fixed maturities available for sale, at estimated fair value
         (amortized cost $538.1 and $542.9)..................................  $      554.6       $       559.6
      Equity real estate.....................................................         212.7               252.0
      Mortgage loans on real estate..........................................          96.5               160.3
      Other equity investments...............................................          18.5                22.3
      Other invested assets..................................................            .8                  .4
                                                                              -----------------  -------------------
           Total investments.................................................         883.1               994.6
      Cash and cash equivalents..............................................         164.5                41.1
      Other assets...........................................................         151.8               152.6
                                                                              -----------------  -------------------
      Total Assets...........................................................  $    1,199.4       $     1,188.3
                                                                              =================  ===================

      Policyholders liabilities..............................................  $      919.6       $       932.9
      Allowance for future losses............................................         171.8               139.9
      Other liabilities......................................................         108.0               115.5
                                                                              -----------------  -------------------
      Total Liabilities......................................................  $    1,199.4       $     1,188.3
                                                                              =================  ===================


                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002              2001             2002              2001
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Investment income (net of investment
        expenses of $4.8, $6.3, $9.5
        and $12.5)............................. $       19.3      $      17.6      $       40.6      $       51.8
      Investment gains, net....................         37.0             10.5              38.6              12.0
      Policy fees, premiums and
         other income..........................           .2              (.1)               .2               (.1)
                                                ---------------   ---------------  ---------------   ---------------

      Total revenues...........................         56.5             28.0              79.4              63.7

      Benefits and other deductions............         23.2             27.3              47.8              51.8
      Earnings credited to allowance for
        future losses..........................         33.3               .7              31.6              11.9
                                                ---------------   ---------------  ---------------   ---------------
      Pre-tax results from operations..........          -                -                 -                 -
      Pre-tax (loss) earnings from
        (strengthening) releasing the
        allowance for future losses............         (2.2)            (2.7)              (.7)             12.7
      Federal income tax benefit (expense).....           .8               .9                .3              (4.5)
                                                ---------------   ---------------  ---------------   ---------------
      (Loss) Income from Discontinued
         Operations............................ $       (1.4)     $      (1.8)     $        (.4)     $        8.2
                                                ===============   ===============  ===============   ===============

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. These updated assumptions and estimates resulted in a strengthening or release of the allowance in each of the periods presented above.

      Management believes the allowance for future losses at June 30, 2002 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance are likely to result.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $.4 million and $5.0 million on equity real estate were held at June 30, 2002 and December 31, 2001, respectively.

6)    VARIABLE ANNUITY CONTRACTS - GUARANTEED MINIMUM INCOME AND DEATH
      BENEFITS

      Equitable Life issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. Equitable Life bears the risk that protracted under-performance of the financial markets could result in GMIB benefits being higher than what accumulated policyholder account balances would support. Equitable Life reinsures, subject to certain maximum amounts or caps in any one period, approximately 70.0% of its current liability exposure resulting from the GMIB feature.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. The estimated fair values of the GMIB reinsurance contracts at March 31, 2002 and December 31, 2001 were approximately zero based on management's estimates of future contract cash flows and experience. Due primarily to significant further equity market declines during the second quarter 2002, the estimated fair value of the GMIB reinsurance contracts (reported in the consolidated balance sheets in Other assets) increased to $138.0 million at June 30, 2002. This increase in estimated fair value of $138.0 million is reflected in Commissions, fees and other income in the consolidated statements of earnings for the three and six months ended June 30, 2002.

      Although SFAS No. 133 requires Equitable Life to record the GMIB reinsurance contracts at fair value, it does not allow reporting of Equitable Life's GMIB obligation to contractholders as an embedded derivative at fair value. Further, SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," prohibits the recording of a liability for the GMIB feature. The unrecorded estimated fair values of Equitable Life's GMIB feature, determined using the same estimation methodologies applied in the determination of the related reinsurance assets, were $191.0 million and approximately zero at June 30, 2002 and December 31, 2001, respectively. Therefore, the net fair values of the GMIB feature and related reinsurance were $(53.0) million and approximately zero as of June 30, 2002 and December 31, 2001, respectively. Since there is no readily available market for the GMIB feature or GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      Equitable Life also issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. As with GMIB, Equitable Life bears the risk that protracted under-performance of the financial markets could result in GMDB benefits being higher than what accumulated policyholder account balances would support. At June 30, 2002, Equitable Life had reinsured in the aggregate approximately 15.0% of its current exposure to the GMDB obligation on annuity contracts in-force. GMDB related policyholder benefits incurred, net of related reinsurance, were $19.4 million and $4.5 million for the six months ended June 30, 2002 and 2001, respectively. SFAS No. 133 does not permit reporting of Equitable Life's GMDB obligation to contractholders or GMDB reinsurance contracts at fair value, and SFAS No. 97 prohibits the recording of a liability for the GMDB feature. A proposed AICPA SOP, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "Proposed SOP"), however, would allow recording of a GMDB liability under certain circumstances. Based on management's understanding of the yet-to-be-adopted Proposed SOP, the unrecorded GMDB liabilities, net of reinsurance, were estimated to be $73.0 million and $28.0 million at June 30, 2002 and December 31, 2001, respectively. The determination of this estimated liability is based on proposed accounting guidance which is subject to change prior to release of a final document and is expected to be effective January 1, 2004 at the earliest. The determination of this liability is also based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The scope of coverage of a portion of Equitable Life's reinsurance for its exposure from its GMIB and GMDB features is currently the subject of a dispute between Equitable Life and one of its reinsurers representing approximately 20.0% of its June 30, 2002 liability exposure related to the GMIB feature and approximately 5.0% of its June 30, 2002 exposure to the GMDB obligation on annuity contracts in-force. That dispute is scheduled for arbitration in early 2003. Although the outcome cannot be predicted with certainty, the Company's management does not believe that the outcome of such arbitration will reduce its reinsurance coverage to an extent that would have a material effect on the Company's consolidated financial position or results of operations.


7)    FEDERAL INCOME TAXES

      Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate.

8)    STOCK APPRECIATION RIGHTS

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(14.5) million and $2.9 million for the second quarters of 2002 and 2001, and of $(8.5) million and $(33.2) million for the first half of 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended June 30, 2002 and 2001.

9)    LITIGATION

      There have been no new material legal proceedings and no material developments in specific litigations previously reported in the Company's Notes to Consolidated Financial Statements for the year ended December 31, 2001, except as described below:

      In FRANZE, in July 2002, the Court of Appeals reversed the District Court's decision certifying the class on the ground that the named plaintiffs lacked standing to assert claims against Equitable Life because their claims were time-barred. The case has been remanded to the District Court.

      In McEACHERN, in March 2002, plaintiff filed a motion to alter or amend the court's judgment and requested an additional 30 days to amend the complaint.

      In PATENAUDE, in May 2002, the United States Court of Appeals for the Ninth Circuit affirmed the judgment of the District Court which dismissed the complaint.

      In MALHOLTRA, in March 2002, defendants filed a motion to dismiss plaintiffs' amended complaint.

      In the Mississippi Actions, two additional lawsuits were filed in April and May 2002 respectively, one by 79 additional plaintiffs and the second, by four additional plaintiffs. In April 2002, Equitable Life filed a notice of removal of the case involving 79 plaintiffs from Mississippi State Court to the United States District Court for the Northern District of Mississippi. Plaintiffs' motion to remand was denied by the Federal District Court in June 2002. Plaintiffs' motion for reconsideration is pending before the District Court. In June 2002, an additional lawsuit was filed by 25 additional plaintiffs.

      In THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In FISCHEL, in May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for benefits under ERISA. The court directed the parties to file briefs in September 2002 addressing the relief to which plaintiffs are entitled in light of the May 2002 order.

      In HIRT, in April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Defendants responded to that motion in May 2002. Also, in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed.

      In IN RE AXA FINANCIAL, INC. SHAREHOLDERS LITIGATION, a hearing with respect to approval of the proposed settlement was held in March 2002. In May 2002, the court approved the settlement and in June 2002, one shareholder appealed.

      In UHRIK, a hearing with respect to approval of the proposed settlement was held in June 2002 and the court entered an Order and Final Judgment approving the settlement and dismissing the case. The deadline to appeal the Order and Final Judgment has passed.

      In MILLER, in April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the amended class action complaint. In May 2002, defendants filed a motion to dismiss the second amended complaint.

      Plaintiffs in the BENAK, ROY, ROFFE, TATEM and GISSEN cases have moved to consolidate the complaints and in May 2002, those cases were consolidated in the Federal District Court in the District of New Jersey. In July 2002, a complaint entitled PFEIFFER V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("Pfeiffer Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Pfeiffer Complaint are virtually identical to the Benak Complaint. Alliance believes the plaintiff's allegations in the Pfeiffer Complaint are without merit and intends to vigorously defend against these allegations.

      Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such litigations will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corporation Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. Alliance believes the allegations of the complaint as to it are without merit and intends to vigorously defend against these allegations. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial condition.

      In May, 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. In June 2002, Alliance moved to dismiss the SBA Complaint. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial condition.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect on the Company's consolidated results of operations in any particular period.

10)   BUSINESS SEGMENT INFORMATION

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes and minority interest to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                        THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                             JUNE 30,                           JUNE 30,
                                                 ---------------------------------  ----------------------------------
                                                      2002              2001             2002              2001
                                                 ---------------   ---------------  ---------------   ----------------
                                                                            (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance...............................  $    1,368.2      $   1,161.9      $    2,549.1      $   2,465.8
       Investment Services.....................         722.7            759.9           1,445.5          1,503.6
       Consolidation/elimination...............         (18.8)           (23.2)            (38.6)           (47.7)
                                                 ---------------   ---------------  ---------------   ----------------
       Total Revenues..........................  $    2,072.1      $   1,898.6      $    3,956.0      $   3,921.7
                                                 ===============   ===============  ===============   ================

       SEGMENT EARNINGS FROM CONTINUING
          OPERATIONS BEFORE FEDERAL INCOME
          TAXES AND MINORITY INTEREST:
       Insurance...............................  $      373.7      $     122.6      $      546.6      $     414.2
       Investment Services.....................         159.9            151.9             324.2            297.8
                                                 ---------------   ---------------  ---------------   ----------------
       Total Earnings from Continuing
          Operations before Federal Income
          Taxes and Minority Interest..........  $      533.6      $     274.5      $      870.8      $     712.0
                                                 ===============   ===============  ===============   ================




                                                                                   JUNE 30,          DECEMBER 31,
                                                                                     2002                2001
                                                                                ---------------    -----------------
                                                                                           (IN MILLIONS)

      ASSETS:
      Insurance.........................................................      $    81,604.7       $    84,572.2
      Investment Services...............................................           14,758.9            15,808.8
      Consolidation/elimination.........................................              (84.6)              (94.4)
                                                                             ------------------   ------------------
      Total Assets......................................................      $    96,279.0       $   100,286.6
                                                                             ==================   ==================

11)   RELATED PARTY TRANSACTIONS


      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $8.8 million, $16.7 million, $7.6 million and $12.6 million, respectively, for the second quarter and first six months of 2002 and of 2001.

      The Company paid $154.1 million, $312.8 million, $144.3 million and $304.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for the second quarter and first six months of 2002 and of 2001. The Company charged AXA Distribution's subsidiaries $111.8 million, $231.8 million, $121.6 million and $245.9 million, respectively, for their applicable share of operating expenses for the second quarter and first six months of 2002 and of 2001, pursuant to the Agreements for Services.

12)   COMPREHENSIVE INCOME


      The components of comprehensive income for second quarters 2002 and 2001 and the first half of 2002 and of 2001 are as follows:


                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002              2001             2002              2001
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)



      Net earnings............................. $      285.2      $     118.5      $      446.7      $      352.1
                                                ---------------   ---------------  ---------------   ---------------

      Change in unrealized gains (losses),
        net of reclassification adjustment.....        176.0            (94.1)             32.9              76.3
                                                ---------------   ---------------  ---------------   ---------------

      Other comprehensive income (loss)........        176.0            (94.1)             32.9              76.3
                                                ---------------   ---------------  ---------------   ---------------

      Comprehensive Income..................... $      461.2      $      24.4      $      479.6      $      428.4
                                                ===============   ===============  ===============   ===============

13)   SHAREHOLDER DIVIDENDS

      In second quarters 2002 and 2001, respectively, the Company paid cash shareholder dividends totaling $250.0 million and $1.5 billion.

Appendix I: Information on market performance

--------------------------------------------------------------------------------

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options, and the Portfolios and may compare the performance or ranking of those options and the Portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities, the Consumer Price Index and averages for peer universes of mutual funds;

o data developed by us derived from such indices or averages; or

o other appropriate types of securities (e.g., common stocks, long-term government bonds, long-term corporate bonds, intermediate term government bonds, and U.S. treasury bills).

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------------
Barron's
Morningstar's Variable Annuities/Life
Business Week
Forbes
Fortune
Institutional Investor
Money
Kiplinger's Personal Finance
Financial Planning
Investment Adviser
Investment Management Weekly
Money Management Letter
Investment Dealers Digest
National Underwriter
Pension & Investments
USA Today
Investor's Business Daily
The New York Times
The Wall Street Journal
The Los Angeles Times
The Chicago Tribune

--------------------------------------------------------------------------------

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of Portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.

LONG-TERM MARKET TRENDS

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward.


                                   Appendix I: Information on market performance

                      (This page intentionally left blank)

Appendix II: An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                      PAGE
                                                      ----
   account value                                        17
   Administrative office                                 5
   age                                                  28
   Allocation Date                                      12
   alternative death benefit                            14
   amount at risk                                       31
   anniversary                                          27
   assign; assignment                                   26
   automatic transfer service                           18
   AXA Advisors, LLC                                    33
   AXA Financial, Inc.                                   4
   AXA Premier VIP Trust                             cover
   basis                                                22
   beneficiary                                          13
   business day                                         26
   Cash Surrender Value                                 20
   Code                                                 22
   collateral                                           20
   cost of insurance charge                             31
   cost of insurance rates                              31
   day                                                  26
   default                                              10
   disruptive transfer activity                         30
   dollar cost averaging service                        18
   EQAccess                                              5
   EQ Advisors Trust                                 cover
   EQ Financial Consultants                             33
   Equitable Life                                        4
   Equitable Access Account                             16
   extended no-lapse guarantee                          11
   face amount                                          12
   grace period                                         10
   guaranteed interest option                           13
   guarantee premium                                    11
   Guaranteed Interest Account                          17
   Incentive Life(SM) '02                            cover
   insured person                                       13
   investment funds                                     12
   investment option                                    12
   issue date                                           27
   lapse                                                10
   loan, loan interest                                  20
   market timing                                        30
   modified endowment contract                          22
   month, year                                          31
   monthly deduction                                     8
   net cash surrender value                             21
   no-lapse guarantee                                   11
   Option A, B                                          13
   our                                                   2
   owner                                                 2
   paid up                                              22
   paid up death benefit guarantee                      11
   partial withdrawal                                   21
   payment option                                       16
   planned periodic premium                             10
   policy                                            cover
   Portfolio                                         cover
   premium payments                                     10
   prospectus                                        cover
   rebalancing                                          27
   receive                                              26
   restore, restoration                                 11
   rider                                                15
   SEC                                               cover
   Separate Account FP                                  29
   state                                                 2
   subaccount                                           29
   surrender                                            21
   surrender charge                                      6
   target premium                                        6
   telephone transfers                                  18
   transfers                                            18
   Trusts                                                0
   units                                                17
   unit values                                          17
   us                                                    2
   variable investment option                           12
   we                                                    2
   withdrawal                                           20
   you, your                                             2


                                Appendix II: An index of key words and phrases

                      (This page intentionally left blank)

Appendix III: Hypothetical illustrations

--------------------------------------------------------------------------------

   ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                           AND ACCUMULATED PREMIUMS

The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A or death benefit option B. The amounts shown are for the end of each policy year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (0.91)%, 5.04% and 10.98%. These net annual rates of return do not reflect the mortality and expense risk charge or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Planned Periodic Premiums that are paid at the beginning of each policy year for an insured person who is a 45-year-old preferred risk male non-tobacco user when the policy is issued.

Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by Equitable Life will apply in each year illustrated, including Equitable's currently planned reduction in the policy's mortality and expense risk charge after the 15th policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no decreases in coverage are requested and (iv) no change in the death benefit option is requested.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.49%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.42%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. These rates reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios, as described in the footnotes to the fee table for the underlying portfolios in "Charges and expenses you will pay" earlier in this prospectus. Without those arrangements, the charges shown above would be higher. This would result in lower values than those shown in the following tables.

The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "More information about other matters," earlier in this prospectus.


                                  Appendix III: Hypothetical illustrations III-1

FLEXIBLE PREMIUM VARIABLE LIFE
$400,000 FACE AMOUNT


MALE, ISSUE AGE 45, PREFERRED, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION A DEATH BENEFIT
PLANNED PERIODIC PREMIUM: $5,210*
USING CURRENT CHARGES



                                   Death Benefit
                         ----------------------------------
             Premiums       Assuming Hypothetical Gross
 End of    Accumulated      Annual Investment Return of:
 Policy   At 5% Interest ----------------------------------
  Year       Per Year         0%         6%         12%
-------- --------------- ----------- --------- ------------
     1      $  5,471      $400,000  $400,000   $  400,000
     2        11,215       400,000   400,000      400,000
     3        17,246       400,000   400,000      400,000
     4        23,579       400,000   400,000      400,000
     5        30,228       400,000   400,000      400,000
     6        37,210       400,000   400,000      400,000
     7        44,541       400,000   400,000      400,000
     8        52,238       400,000   400,000      400,000
     9        60,321       400,000   400,000      400,000
    10        68,807       400,000   400,000      400,000
    20       180,887       400,000   400,000      400,000
    25       261,091       400,000   400,000      497,423
    30       363,454       400,000   400,000      793,534
    35       494,097       400,000   400,000    1,324,526
    40       660,835            **   400,000    2,220,700



                    Account Value                 Net Cash Surrender Value
         ----------------------------------- -----------------------------------
             Assuming Hypothetical Gross         Assuming Hypothetical Gross
            Annual Investment Return of:        Annual Investment Return of:
 End of  ----------------------------------- -----------------------------------
 Policy
  Year        0%         6%          12%          0%         6%          12%
-------- ----------- ---------- ------------ ----------- ---------- ------------
     1     $ 3,603   $  3,853   $    4,104     $     0   $      0   $        0
     2       7,249      7,977        8,735           0        349        1,107
     3      10,781     12,220       13,779       3,153      4,592        6,151
     4      14,190     16,578       19,270       6,562      8,950       11,642
     5      17,467     21,046       25,242       9,839     13,418       17,614
     6      20,609     25,622       31,741      12,981     17,994       24,113
     7      23,633     30,329       38,839      17,912     24,608       33,118
     8      26,531     35,163       46,590      22,717     31,349       42,776
     9      29,297     40,121       55,054      27,390     38,214       53,147
    10      31,930     45,210       64,309      31,930     45,210       64,309
    20      57,592    114,775      240,984      57,592    114,775      240,984
    25      63,093    159,775      428,813      63,093    159,775      428,813
    30      59,234    212,376      741,620      59,234    212,376      741,620
    35      39,933    275,915    1,261,453      39,933    275,915    1,261,453
    40          **    358,868    2,114,952          **    358,868    2,114,952

----------
 * The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


III-2 Appendix III: Hypothetical illustrations

FLEXIBLE PREMIUM VARIABLE LIFE
$400,000 FACE AMOUNT


MALE, ISSUE AGE 45, PREFERRED, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION A DEATH BENEFIT
PLANNED PERIODIC PREMIUM: $5,210*
USING MAXIMUM CHARGES



                                    Death Benefit
                         ------------------------------------
             Premiums        Assuming Hypothetical Gross
 End of    Accumulated       Annual Investment Return of:
 Policy   At 5% Interest ------------------------------------
  Year       Per Year         0%          6%          12%
-------- --------------- ----------- ----------- ------------
     1     $   5,471      $400,000    $400,000   $   400,000
     2        11,215       400,000     400,000      400,000
     3        17,246       400,000     400,000      400,000
     4        23,579       400,000     400,000      400,000
     5        30,228       400,000     400,000      400,000
     6        37,210       400,000     400,000      400,000
     7        44,541       400,000     400,000      400,000
     8        52,238       400,000     400,000      400,000
     9        60,321       400,000     400,000      400,000
    10        68,807       400,000     400,000      400,000
    20       180,887       400,000     400,000      400,000
    25       261,091            **     400,000      400,000
    30       363,454            **          **      430,580
    35       494,097            **          **      714,832
    40       660,835            **          **    1,172,633



                    Account Value                   Net Cash Surrender Value
         ------------------------------------ ------------------------------------
             Assuming Hypothetical Gross          Assuming Hypothetical Gross
             Annual Investment Return of:         Annual Investment Return of:
 End of  ------------------------------------ ------------------------------------
 Policy
  Year        0%          6%          12%          0%          6%          12%
-------- ----------- ----------- ------------ ----------- ----------- ------------
     1     $ 2,798     $ 3,022   $    3,248      $    0     $     0   $        0
     2       5,571       6,196        6,851           0           0            0
     3       8,195       9,400       10,713         567       1,772        3,085
     4      10,664      12,628       14,855       3,036       5,000        7,227
     5      12,968      15,869       19,295       5,340       8,241       11,667
     6      15,099      19,113       24,054       7,471      11,485       16,426
     7      17,037      22,341       29,147      11,316      16,620       23,426
     8      18,760      25,526       34,587      14,946      21,712       30,773
     9      20,249      28,649       40,396      18,342      26,742       38,489
    10      21,473      31,671       46,581      21,473      31,671       46,581
    20      17,814      55,866      147,764      17,814      55,866      147,764
    25          **      46,581      240,254          **      46,581      240,254
    30          **          **      402,412          **          **      402,412
    35          **          **      680,792          **          **      680,792
    40          **          **    1,116,794          **          **    1,116,794

----------
 * The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                  Appendix III: Hypothetical illustrations III-3

FLEXIBLE PREMIUM VARIABLE LIFE
$400,000 FACE AMOUNT


MALE, ISSUE AGE 45, PREFERRED, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION B DEATH BENEFIT
PLANNED PERIODIC PREMIUM: $5,210*
USING CURRENT CHARGES



                                   Death Benefit
                         ----------------------------------
             Premiums       Assuming Hypothetical Gross
 End of    Accumulated      Annual Investment Return of:
 Policy   At 5% Interest ----------------------------------
  Year       Per Year         0%         6%         12%
-------- --------------- ----------- --------- ------------
     1      $  5,471      $403,598  $403,847   $  404,098
     2        11,215       407,233   407,959      408,715
     3        17,246       410,748   412,181      413,735
     4        23,579       414,131   416,508      419,186
     5        30,228       417,374   420,930      425,100
     6        37,210       420,471   425,444      431,513
     7        44,541       423,439   430,070      438,494
     8        52,238       426,270   434,800      446,088
     9        60,321       428,954   439,627      454,343
    10        68,807       431,492   444,552      463,324
    20       180,887       454,907   508,840      627,546
    25       261,091       457,701   545,085      788,140
    30       363,454       449,509   578,284    1,041,501
    35       494,097       424,660   600,445    1,441,300
    40       660,835            **   594,361    2,068,639



                    Account Value                 Net Cash Surrender Value
         ----------------------------------- -----------------------------------
             Assuming Hypothetical Gross         Assuming Hypothetical Gross
            Annual Investment Return of:        Annual Investment Return of:
 End of  ----------------------------------- -----------------------------------
 Policy
  Year        0%         6%          12%          0%         6%          12%
-------- ----------- ---------- ------------ ----------- ---------- ------------
     1     $ 3,598   $  3,847   $    4,098     $     0   $      0   $        0
     2       7,233      7,959        8,715           0        331        1,087
     3      10,748     12,181       13,735       3,120      4,553        6,107
     4      14,131     16,508       19,186       6,503      8,880       11,558
     5      17,374     20,930       25,100       9,746     13,302       17,472
     6      20,471     25,444       31,513      12,843     17,816       23,885
     7      23,439     30,070       38,494      17,718     24,349       32,773
     8      26,270     34,800       46,088      22,456     30,986       42,274
     9      28,954     39,627       54,343      27,047     37,720       52,436
    10      31,492     44,552       63,324      31,492     44,552       63,324
    20      54,907    108,840      227,546      54,907    108,840      227,546
    25      57,701    145,085      388,140      57,701    145,085      388,140
    30      49,509    178,284      641,501      49,509    178,284      641,501
    35      24,660    200,445    1,041,300      24,660    200,445    1,041,300
    40          **    194,361    1,668,639          **    194,361    1,668,639

----------
 * The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


III-4 Appendix III: Hypothetical illustrations

FLEXIBLE PREMIUM VARIABLE LIFE
$400,000 FACE AMOUNT


MALE, ISSUE AGE 45, PREFERRED, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION B DEATH BENEFIT
PLANNED PERIODIC PREMIUM: $5,210*
USING MAXIMUM CHARGES



                                   Death Benefit                     Account Value                 Net Cash Surrender Value
                         --------------------------------- ---------------------------------- ----------------------------------
             Premiums       Assuming Hypothetical Gross       Assuming Hypothetical Gross        Assuming Hypothetical Gross
 End of    Accumulated     Annual Investment Return of:       Annual Investment Return of:       Annual Investment Return of:
 Policy   At 5% Interest --------------------------------- ---------------------------------- ----------------------------------
  Year       Per Year         0%          6%        12%         0%          6%         12%         0%          6%         12%
-------- --------------- ----------- ----------- --------- ----------- ----------- ---------- ----------- ----------- ----------
     1      $  5,471      $402,785    $403,009  $403,234     $ 2,785     $ 3,009   $  3,234    $      0    $      0   $      0
     2        11,215       405,535     406,156   406,806       5,535       6,156      6,806           0           0          0
     3        17,246       408,123     409,317   410,618       8,123       9,317     10,618         495       1,689      2,990
     4        23,579       410,544     412,485   414,684      10,544      12,485     14,684       2,916       4,857      7,056
     5        30,228       412,786     415,642   419,012      12,786      15,642     19,012       5,158       8,014     11,384
     6        37,210       414,839     418,776   423,618      14,839      18,776     23,618       7,211      11,148     15,990
     7        44,541       416,683     421,862   428,503      16,683      21,862     28,503      10,962      16,141     22,782
     8        52,238       418,293     424,868   433,667      18,293      24,868     33,667      14,479      21,054     29,853
     9        60,321       419,650     427,768   439,112      19,650      27,768     39,112      17,743      25,861     37,205
    10        68,807       420,718     430,516   444,825      20,718      30,516     44,825      20,718      30,516     44,825
    20       180,887       414,107     446,462   524,488      14,107      46,462    124,488      14,107      46,462    124,488
    25       261,091            **     426,667   569,739          **      26,667    169,739          **      26,667    169,739
    30       363,454            **          **   598,779          **          **    198,779          **          **    198,779
    35       494,097            **          **   569,041          **          **    169,041          **          **    169,041
    40       660,835            **          **   403,560          **          **      3,560          **          **      3,560

----------
 * The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                  Appendix III: Hypothetical illustrations III-5

                   (This page intentionally left blank)

Incentive Life(SM) '02
A flexible premium variable life insurance policy


PROSPECTUS DATED OCTOBER 21, 2002

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, prospectuses that contain important information about the Portfolios accompany this prospectus.


--------------------------------------------------------------------------------

This prospectus describes many aspects of an Incentive Life(SM) '02 policy, but is not itself a policy. The policy is the actual contract that determines your benefits and obligations under Incentive Life(SM) '02. To make this prospectus easier to read, we sometimes use different words than the policy. Equitable Life or your financial professional can provide any further explanation about your policy.


WHAT IS INCENTIVE LIFE(SM) '02?

Incentive Life(SM) '02 is issued by Equitable Life. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:

VARIABLE INVESTMENT OPTIONS
o AXA Premier VIP Core Bond              o EQ/Capital Guardian International
o AXA Premier VIP Health Care            o EQ/Capital Guardian Research
o AXA Premier VIP International Equity   o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Large Cap Core         o EQ/Emerging Markets Equity
  Equity                                 o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Growth       o EQ/Evergreen Omega
o AXA Premier VIP Large Cap Value        o EQ/FI Mid Cap
o AXA Premier VIP Small/Mid Cap          o EQ/FI Small/Mid Cap Value
  Growth                                 o EQ/High Yield(1)
o AXA Premier VIP Small/Mid Cap Value    o EQ/International Equity Index
o AXA Premier VIP Technology             o EQ/J.P. Morgan Core Bond
o EQ/Aggressive Stock                    o EQ/Janus Large Cap Growth
o EQ/Alliance Common Stock               o EQ/Lazard Small Cap Value
o EQ/Alliance Growth and Income          o EQ/Marsico Focus
o EQ/Alliance Intermediate Government    o EQ/Mercury Basic Value Equity
  Securities                             o EQ/MFS Emerging Growth Companies
o EQ/Alliance International              o EQ/MFS Investors Trust
o EQ/Alliance Premier Growth             o EQ/Money Market(3)
o EQ/Alliance Quality Bond               o EQ/Putnam Growth & Income Value
o EQ/Alliance Small Cap Growth           o EQ/Putnam International Equity
o EQ/Alliance Technology                 o EQ/Putnam Voyager(2)
o EQ/Balanced                            o EQ/Small Company Index
o EQ/Bernstein Diversified Value         o PIMCO Renaissance
o EQ/Calvert Socially Responsible        o U.S. Real Estate

(1) Formerly named "EQ/Alliance High Yield."
(2) Formerly named "EQ/Putnam Investors Growth"
(3) Reflects name change of EQ/Alliance Money Market option, effective November 8, 2002.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of EQ Advisors Trust, or AXA Premier VIP Trust (the "Trusts") or the Universal Institutional Funds, Inc. or The OCC Accumulation Trust (the "Funds"), which are mutual funds. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for a number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) reduce the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

Your financial professional can provide you with information about all forms of life insurance available from us and help you decide which may best meet your needs. Replacing existing insurance with Incentive Life(SM) '02 or another policy may not be to your advantage.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          X00433
                                                                             AAL

Contents of this prospectus
--------------------------------------------------------------------------------




INCENTIVE LIFE(SM) '02
--------------------------------------------------------------------------------
What is Incentive Life(SM) '02?                                              1
Who is Equitable Life?                                                       4
How to reach us                                                              5
Charges and expenses you will pay                                            6
Risks you should consider                                                    9



--------------------------------------------------------------------------------
1. POLICY FEATURES AND BENEFITS                                             10
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                           10
The minimum amount of premiums you must pay                                 10
You can guarantee that your policy will not terminate
     before a certain date                                                  11
You can elect a "paid up" death benefit guarantee                           11
Investment options within your policy                                       12
About your life insurance benefit                                           13
You can decrease your insurance coverage                                    14
You can increase your insurance coverage by
     purchasing another policy                                              15
Other benefits you can add by rider                                         15
Your options for receiving policy proceeds                                  16
Your right to cancel within a certain number of days                        16
Variations among Incentive Life(SM) '02 policies                            16
Other Equitable Life policies                                               16



--------------------------------------------------------------------------------
2. DETERMINING YOUR POLICY'S VALUE                                          17
--------------------------------------------------------------------------------
Your account value                                                          17




--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG OUR
     INVESTMENT OPTIONS                                                     18
--------------------------------------------------------------------------------
Transfers you can make                                                      18
Telephone and EQAccess transfers                                            18
Our dollar cost averaging service                                           19
Our asset rebalancing service                                               19



--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     20
--------------------------------------------------------------------------------
Borrowing from your policy                                                  20
Making withdrawals from your policy                                         20
Surrendering your policy for its net cash
     surrender value                                                        21


"We," "our" and "us" refer to Equitable Life. "Financial professional" means the registered representative who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Incentive Life(SM) '02 anywhere such offers are not lawful. Equitable Life does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by Equitable Life.



2  Contents of this prospectus

Your option to receive a living benefit                                     21



--------------------------------------------------------------------------------
5. TAX INFORMATION                                                          22
--------------------------------------------------------------------------------
Basic tax treatment for you and your beneficiary                            22
Tax treatment of distributions to you                                       22
Tax treatment of living benefits proceeds                                   23
Effect of policy on interest deductions taken by
     business entities                                                      23
Requirement that we diversify investments                                   23
Estate, gift, and generation-skipping taxes                                 24
Pension and profit-sharing plans                                            24
Other employee benefit programs                                             24
ERISA                                                                       24
Our taxes                                                                   24
When we withhold taxes from distributions                                   25
Possibility of future tax changes and other tax information                 25



--------------------------------------------------------------------------------
6. MORE INFORMATION ABOUT PROCEDURES THAT
     APPLY TO YOUR POLICY                                                   26
--------------------------------------------------------------------------------
Ways to make premium and loan payments                                      26
Requirements for surrender requests                                         26
Ways we pay policy proceeds                                                 26
Assigning your policy                                                       26
Dates and prices at which policy events occur                               26
Policy issuance                                                             27
Gender-neutral policies                                                     28



--------------------------------------------------------------------------------
7. MORE INFORMATION ABOUT OTHER MATTERS                                     29
--------------------------------------------------------------------------------
Your voting privileges                                                      29
About our Separate Account FP                                               29
About our general account                                                   29
You can change your policy's insured person                                 30
Transfers of your account value                                             30
Disruptive transfer activity                                                30
Telephone and EQAccess requests                                             30
Deducting policy charges                                                    31
Suicide and certain misstatements                                           32
When we pay policy proceeds                                                 32
Changes we can make                                                         32
Reports we will send you                                                    32
Legal proceedings                                                           32
Illustrations of policy benefits                                            32
SEC registration statement                                                  33
How we market the policies                                                  33
Insurance regulation that applies to Equitable Life                         33
Directors and principal officers                                            34



--------------------------------------------------------------------------------
8. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
     FP AND EQUITABLE LIFE
--------------------------------------------------------------------------------
Separate Account FP financial statements                                   A-1
Equitable Life financial statements                                        F-1

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Information on market performance
II -- An index of key words and phrases
III -- Hypothetical illustrations

--------------------------------------------------------------------------------
EQ ADVISORS TRUST PROSPECTUS AND AXA PREMIER VIP TRUST PROSPECTUS, U.S. REAL
   ESTATE PORTFOLIO PROSPECTUS AND THE OCC ACCUMULATION TRUST -- PIMCO RENAISSANCE PORTFOLIO PROSPECTUS (follow the Appendices of this prospectus or accompany this prospectus, but are not part of this prospectus)
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

Who is Equitable Life?

--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. AXA, a French holding company for an international group of insurance and related financial services companies is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $440.7 billion in assets as of June 30, 2002. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


4  Who is Equitable Life?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and(3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone and EQAccess requests" for effective dates for processing telephone, Internet and facsimile requests later in this prospectus.



--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------


At the Post Office Box for our Administrative Office:
Equitable Life - AXA Distributors Service Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047



--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------

At the Street Address for our Administrative Office:
Equitable Life - AXA Distributors Service Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)



--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------


Automated system available 22 hours every day, from 6 AM to 4 AM, Eastern Time; customer service representative available weekdays 8 AM to 9 PM, Eastern Time:
1-888-855-5100.



-------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------

life-service@equitable.com




--------------------------------------------------------------------------------
 BY FACSIMILE ("FAX"):
--------------------------------------------------------------------------------
1-704-540-2199




--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------

Our Web site (www.equitable.com) can also provide you information; some of the forms listed below are available for you to print out through our Web site by clicking on "Customer Service, Life Insurance" and selecting "Forms" from the right side of the screen. You can also access your policy information through our Web site by enrolling in EQAccess.
                      ----------------------------------

We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both the insured person and the owner;

(3) request for asset rebalancing; and

(4) designation of new policy owner(s).

We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) address changes;

(c) beneficiary changes;

(d) transfers between investment options; and

(e) changes in allocation percentages for premiums and deductions.

You can change your allocation percentages and/or transfer among investment options (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess transfers" and "Telephone and EQAccess requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (see "Disruptive transfer activity" in "More information about other matters.")

Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


                                                       Who is Equitable Life?  5

Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLE OF POLICY CHARGES

This table shows the charges that we deduct under the terms of your policy. For more information about some of these charges, see "Deducting policy charges" later in this prospectus. The Illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions.



------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Premium charge                 (a) 6% of each premium payment you make up to a certain amount(1) and (b)
AMOUNTS YOU CONTRIBUTE TO                                  3% of each premium payment thereafter (which we may increase up to 6%)(2)
YOUR POLICY:
------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Administrative charge(3)       (i) Initially, $20 in each of your policy's first 12 months and (ii) $7
YOUR POLICY'S VALUE EACH                                   in each subsequent month (which we may increase to as much as $10).
MONTH:                                                     We also charge an additional amount per $1,000 of initial base policy face amount during your policy's first ten years. The amount charged varies with the insured's age at policy issue and will be set forth in your policy. For example, the monthly charge per $1,000 for an insured age 45 at issue is 10 cents.
                            --------------------------------------------------------------------------------------------------------
                            Cost of insurance charges      Amount varies depending on the specifics of your policy(4)
                            and optional rider charges(3)
                            --------------------------------------------------------------------------------------------------------
                            Mortality and expense          0.80% (effective annual rate) of the value you have in our variable
                            risk charge(5)                 investment options during the first 15 policy years. For policy years 16 and later, the charge is currently 0.30% (effective annual rate) of the value you have in the variable investment options up to $250,000 and
                                                           0.20% (effective annual rate) of the value you have in the variable investment options over $250,000. We may increase this charge up to 0.50%
                                                           (effective annual rate) of the value you have in the variable investment options.
------------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Surrender (turning in) of      The amount of the surrender charge is set forth in your policy(6). For
YOUR ACCOUNT VALUE AT THE   your policy during its first   any policy, the lowest initial surrender charge per $1,000
TIME OF THE TRANSACTION:    10 years                       of initial face amount would be $5.97, and the highest initial surrender charge per $1,000 of initial face amount would be $30.93.
                            --------------------------------------------------------------------------------------------------------
                            Requested decrease in your     A pro rata portion of the full surrender charge that would apply to a
                            policy's face amount           surrender at the time of the decrease
                            --------------------------------------------------------------------------------------------------------
                            Transfers among investment     $0 (current): $25 per transfer (maximum)(7)
                            options
------------------------------------------------------------------------------------------------------------------------------------

(1) Up to an amount equal to ten "target premiums." The "target premium" is actuarially determined for each policy, based on that policy's characteristics.

(2) We may increase this charge higher than 6%, however, as a result of changes in the tax laws which increase our expenses.

(3) Not applicable after the policy anniversary nearest to the insured person's 100th birthday.

(4) See "Monthly cost of insurance charge" and "Other benefits you can add by rider" later in this prospectus.

(5) Amounts in our guaranteed interest option are not included in the calculation of this charge.

(6) Beginning in your policy's seventh year, this amount declines at a constant rate each month until no surrender charge applies to surrenders made after the policy's 10th year. The initial amount of surrender charge depends on each policy's specific characteristics.

(7) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our Dollar Cost Averaging service or Asset Rebalancing service, as discussed later in this prospectus.


6 Charges and expenses you will pay

YOU ALSO BEAR YOUR PROPORTIONATE SHARE OF ALL FEES AND EXPENSES PAID BY A "PORTFOLIO" THAT CORRESPONDS TO ANY VARIABLE INVESTMENT OPTION YOU ARE USING:

This table shows the fees and expenses for 2001 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.



------------------------------------------------------------------------------------------------------------------------------------
                    Portfolio Name                                        2001 Fees and Expenses
                                                ------------------------------------------------------------------------------------
                                                                                              Fee Waivers
                                                                                  Total         and/or          Net Total
                                                    Management        Other     Annual         Expense          Annual
                                                     Fees(1)     Expenses(2)   Expenses   Reimbursements(3)    Expenses
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.60%          0.84%         1.44%      (0.74)%             0.70%
AXA Premier VIP Health Care                      1.20%          1.16%         2.36%      (0.76)%             1.60%
AXA Premier VIP International Equity             1.05%          0.93%         2.98%      (0.43)%             1.55%
AXA Premier VIP Large Cap Core Equity            0.90%          0.93%         1.83%      (0.73)%             1.10%
AXA Premier VIP Large Cap Growth                 0.90%          0.79%         1.69%      (0.59)%             1.10%
AXA Premier VIP Large Cap Value                  0.90%          1.02%         1.92%      (0.82)%             1.10%
AXA Premier VIP Small/Mid Cap Growth             1.10%          0.93%         2.03%      (0.68)%             1.35%
AXA Premier VIP Small/Mid Cap Value              1.10%          1.15%         2.25%      (0.90)%             1.35%
AXA Premier VIP Technology                       1.20%          1.02%         2.22%      (0.62)%             1.60%
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.61%          0.08%         0.69%         --               0.69%
EQ/Alliance Common Stock                         0.46%          0.07%         0.53%         --               0.53%
EQ/Alliance Growth and Income                    0.57%          0.06%         0.63%         --               0.63%
EQ/Alliance Intermediate Government Securities   0.50%          0.12%         0.62%         --               0.62%
EQ/Alliance International                        0.85%          0.25%         1.10%         --               1.10%
EQ/Alliance Premier Growth                       0.90%          0.06%         0.96%      (0.06)%             0.90%
EQ/Alliance Quality Bond                         0.53%          0.07%         0.60%         --               0.60%
EQ/Alliance Small Cap Growth                     0.75%          0.06%         0.81%         --               0.81%
EQ/Alliance Technology                           0.90%          0.08%         0.98%      (0.08)%             0.90%
EQ/Balanced                                      0.57%          0.08%         0.65%       0.00%              0.65%
EQ/Bernstein Diversified Value                   0.65%          0.09%         0.74%      (0.04)%             0.70%
EQ/Calvert Socially Responsible                  0.65%          1.46%         2.11%      (1.31)%             0.80%
EQ/Capital Guardian International                0.85%          0.29%         1.14%      (0.19)%             0.95%
EQ/Capital Guardian Research                     0.65%          0.15%         0.80%      (0.10)%             0.70%
EQ/Capital Guardian U.S. Equity                  0.65%          0.11%         0.76%      (0.06)%             0.70%
EQ/Emerging Markets Equity                       1.15%          0.68%         1.83%      (0.28)%             1.55%
EQ/Equity 500 Index                              0.25%          0.06%         0.31%         --               0.31%
EQ/Evergreen Omega                               0.65%          0.99%         1.64%      (0.94)%             0.70%
EQ/FI Mid Cap                                    0.70%          0.27%         0.97%      (0.22)%             0.75%
EQ/FI Small/Mid Cap Value                        0.75%          0.11%         0.86%      (0.01)%             0.85%
EQ/High Yield                                    0.60%          0.07%         0.67%         --               0.67%
EQ/International Equity Index                    0.35%          0.50%         0.85%       0.00%              0.85%
EQ/J.P. Morgan Core Bond                         0.45%          0.11%         0.56%      (0.01)%             0.55%
EQ/Janus Large Cap Growth                        0.90%          0.14%         1.04%      (0.14)%             0.90%
EQ/Lazard Small Cap Value                        0.75%          0.13%         0.88%      (0.03)%             0.85%
EQ/Marsico Focus                                 0.90%          2.44%         3.34%      (2.44)%             0.90%
EQ/Mercury Basic Value Equity                    0.60%          0.10%         0.70%       0.00%              0.70%
EQ/MFS Emerging Growth Companies                 0.63%          0.09%         0.72%         --               0.72%
EQ/MFS Investors Trust                           0.60%          0.12%         0.72%      (0.02)%             0.70%
EQ/Money Market                                  0.33%          0.07%         0.40%         --               0.40%
EQ/Putnam Growth & Income Value                  0.60%          0.13%         0.73%      (0.03)%             0.70%
EQ/Putnam International Equity                   0.85%          0.29%         1.14%      (0.14)%             1.00%
EQ/Putnam Voyager                                0.65%          0.08%         0.73%      (0.03)%             0.70%
EQ/Small Company Index                           0.25%          0.35%         0.60%       0.00%              0.60%
------------------------------------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Renaissance                                0.80%          0.50%         1.30%      (0.30)%             1.00%
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                 0.80%          0.35%         1.15%      (0.05)%             1.10%

                                             Charges and expenses you will pay 7

(1) The management fees shown for the EQ Advisor Trust portfolios reflect revised management fees, effective May 1, 2001, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001, "Other Expenses" shown have been annualized. Also, initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001 and for the OCC Accumulation Trust-PIMCO Renaissance Portfolio on July 10, 2002, thus, "Other Expenses" shown are estimated. See footnote (3) for expense limitation agreement information.

(3) Equitable Life, the manager of the AXA Premier VIP Trust, and the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2003. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as Net Total Annual Expenses. Morgan Stanley Investment Management, Inc., which does business in certain instances as "Van Kampen," is the manager of the Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) to not more that the amount specified above as Net Total Annual Expenses. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. OpCap Advisors LLC is the Investment Adviser of the OCC Accumulation Trust -- PIMCO Renaissance Portfolio, and has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the portfolio so that the total operating expenses of the portfolio (net of any expense offsets) do not exceed 1.00% of the annual average daily net assets. See the prospectuses for each underlying Trust or Fund for more information about the Expense Limitation Agreements.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


8 Charges and expenses you will pay

Risks you should consider

--------------------------------------------------------------------------------

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" later in this prospectus); (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); (3) make a charge of up to $25 for each transfer among investment options that you make; or (4) change our other current charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in-force policies, as well as to new policies.

Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

o We can increase certain charges without your consent, within limits stated in your policy.

o You may have to pay a surrender charge if you wish to discontinue some or all of your insurance coverage under a policy.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.


                                                    Risks you should consider  9

1. Policy features and benefits

--------------------------------------------------------------------------------

Incentive Life(SM) '02 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive in this "base policy" are described below.

You can also add riders to your base policy that can increase the benefits you receive and affect the amounts you pay in certain circumstances. Those riders are discussed in "Other benefits you can add by rider" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life(SM) '02 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life(SM) '02 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life(SM) '02 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the insured's 100th birthday, so long as you don't exceed certain limits determined by the federal income tax laws applicable to life insurance.
--------------------------------------------------------------------------------
LIMITS ON PREMIUM PAYMENTS. The federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to the amount of your policy's insurance coverage). Also, if your premium payments exceed certain other amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premium you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay.

If at any time when your policy's account value is high enough that the alternative death benefit discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with adequate evidence that he/she continues to meet our requirements for issuing insurance.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.


THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net account value" is not enough to pay your policy's monthly charges when due unless:

o you have paid sufficient premiums to maintain one of our available guarantees against termination and your policy is still within the period of that guarantee and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below); or

o you have elected the "paid up" death benefit guarantee and it remains in effect and you do not have an outstanding loan (see "You can elect a "paid up" death benefit guarantee" below).

("Account value" and "net account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the


10  Policy features and benefits
policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
Your policy will terminate if you don't (i) pay enough premiums to pay the charges we deduct or (ii) maintain in effect one of the guarantees that can keep your policy from terminating. However, we will first send you a notice and give you a chance to pay any shortfall.
--------------------------------------------------------------------------------
You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also present evidence of insurability satisfactory to us and pay at least the amount of premium that we require. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored.


YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premium. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have two options for how long the guarantee will last. The two guarantee options are as follows:

(1) a guarantee for the first five years of your policy (the policy calls this the "no-lapse guarantee")

                                      or

(2) a guarantee of 20 years, but in no case beyond the policy anniversary nearest to the insured's 100th birthday (the policy calls this the "extended no-lapse guarantee").

In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed below) and any policy loan must not exceed the policy account value. Maintaining the extended no-lapse guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the five-year guarantee.

--------------------------------------------------------------------------------
In most states, if you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------
GUARANTEE PREMIUM TEST. If your policy's net account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either of the two above-listed guarantee options that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the two above-listed guarantees, we compound each amount at a 4% annual interest rate from the due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the two guarantees discussed above is set forth in your policy on a monthly basis if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy changes, or a rider is added or eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.


YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

In most states, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at any time following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted" amount due to exercise of a living benefits rider exceeds your policy's account value or if (ii) you request us to terminate the election.

In order to elect the paid up death benefit guarantee:

o you must have death benefit "Option A" in effect (see "About your life insurance benefit" below);

o you must terminate any riders to your policy that carry additional charges;

o the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a current distribution from the policy to avoid such disqualification; and

o the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.


                                               Policy features and benefits   11

The paid up death benefit guarantee applies only to your base policy's face amount, and not to other coverage under any riders that (as noted above) must be terminated when the guarantee is elected.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Charges and expenses you will pay" earlier in this prospectus.)

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you can pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" later in this prospectus), except that:

o We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

o Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

Election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," later in this prospectus. You should consult your tax advisor before making this election.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date"). In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options in our EQ/Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date. You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

You should note that some of the portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager. The advisors who make the investment decisions for each Portfolio are as follows:

o AIM Capital Management, Inc. (advises a portion of AXA Premier VIP Health
  Care)

o Alliance Capital Management L.P. (for each EQ/Alliance option, for EQ/Balanced, EQ/Equity 500 Index, EQ/High Yield, AXA Premier VIP Small/Mid Cap Growth and EQ/Bernstein Diversified Value; also advises a portion of EQ/Aggressive Stock, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology)

o AXA Rosenberg Investment Management LLC (advises a portion of AXA Premier VIP Small/Mid Cap Value)

o Bank of Ireland Asset Management (U.S.) Limited (advises a portion of AXA Premier VIP International Equity)

o BlackRock Advisors, Inc. (advises a portion of AXA Premier VIP Core Bond)

o Brown Capital Management, Inc. (advises a portion of EQ/Calvert Socially Responsible)


12  Policy features and benefits

o Calvert Asset Management Company, Inc. (advises a portion of EQ/Calvert Socially Responsible)

o Capital Guardian Trust Company (for the EQ/Capital Guardian options; also advises a portion of EQ/Balanced)

o Deutsche Asset Management, Inc. (for EQ/International Equity Index and EQ/Small Company Index options)

o Dresdner RCM Global Investors, LLC (advises a portion of AXA Premier VIP Health Care, AXA Premier VIP Large Cap Growth, AXA Premier VIP Technology)


o Fidelity Management & Research Company (for the EQ/FI Mid Cap and the EQ/FI Small/Mid Cap Value options)

o Firsthand Capital Management, Inc. (advises a portion of AXA Premier VIP Technology)

o Institutional Capital Corporation (advises a portion of AXA Premier VIP Large Cap Value)

o Janus Capital Management LLC (for the EQ/Janus Large Cap Growth option; also advises a portion of AXA Premier VIP Large Cap Core Equity)

o Jennison Associates, LLC (advises a portion of EQ/Balanced )

o J.P. Morgan Investment Management, Inc. (for the EQ/J.P. Morgan Core Bond option)

o Lazard Asset Management (for the Lazard Small Cap Value option)

o Marsico Capital Management, LLC (for the EQ/Marsico Focus option; also, advises a portion of EQ/Aggressive Stock)

o MFS Investment Management (for the "EQ/MFS options;" also advises a portion of EQ/Aggressive Stock and AXA Premier VIP Large Cap Value)

o Mercury Advisors (for the EQ/Mercury Basic Value Equity option; also advises a portion of EQ/Balanced)

o Morgan Stanley Investment Management (for the EQ/Emerging Markets Equity option)

o OpCap Advisors LLC (adviser for the OCC Accumulation Trust- PIMCO Renaissance Portfolio)

o OppenheimerFunds, Inc. (advises a portion of AXA Premier VIP International Equity)

o Pacific Investment Management Company LLC (advises a portion of AXA Premier VIP Core Bond)

o Provident Investment Counsel, Inc. (advises a portion of EQ/Aggressive Stock and AXA Premier VIP Small/Mid Cap Growth)

o Prudential Investments LLC (advises a portion of EQ/Balanced)

o Putnam Investment Management, LLC (for the EQ/Putnam options)

o RS Investment Management, LP (advises a portion of AXA Premier VIP Small/Mid Cap Growth)

o TCW Investment Management Company (advises a portion of AXA Premier VIP Large Cap Growth, AXA Premier VIP Small/Mid Cap Value)

o Thornburg Investment Management, Inc. (advises a portion of AXA Premier VIP Large Cap Core Equity)

o Van Kampen (which is the name under which Morgan Stanley Investment Management, Inc., does business in certain instances, including as the adviser of the U.S. Real Estate Portfolio of the Universal Institutional Funds, Inc.)

o Wellington Management Company, LLP (advises a portion of AXA Premier VIP Health Care and AXA Premier VIP Small/Mid Cap Value)

Each Portfolio is a part of EQ Advisors Trust or AXA Premier VIP Trust (other than the portfolios managed by OpCap Advisors LLC, and Van Kampen). Equitable Life serves as investment manager of the Trusts. As such, Equitable Life oversees the activities of the above-listed advisors with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisors. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)

Our arrangement with the unaffiliated fund sponsors may provide that they or one of their affiliates will pay us based on a percentage (up to 0.30% on an annual basis) of the net assets of a portfolio attributable to the Policies. The fees are not charged to you, the Separate Account or the portfolio.

You will find other important information about each Portfolio in the separate prospectuses for each Trust and the Funds attached at the end of this prospectus. We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts you allocate to our guaranteed interest option. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
We will pay at least 3% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------
ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life(SM) '02 policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $50,000 is the smallest amount of coverage you can request.

--------------------------------------------------------------------------------
If the insured person dies, we pay a life insurance benefit to the
"beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
--------------------------------------------------------------------------------
YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is


                                               Policy features and benefits   13

o Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                       or

o Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's value, in part to meet the Internal Revenue Code's definition of "life insurance." Thus, we will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or
Option B death benefit you have selected.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Age*   40 and under    45      50      55      60      65
--------------------------------------------------------------------------------
   %     250%            215%    185%    150%    130%    120%
--------------------------------------------------------------------------------
        70      75-95   99-Over
--------------------------------------------------------------------------------
   %     115%    105%    101%
--------------------------------------------------------------------------------

* For the then-current policy year.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a living benefit" later in this prospectus.

--------------------------------------------------------------------------------
You can request a change in your death benefit option any time after the second year of the policy and before the policy anniversary nearest to the insured's 100th birthday; however changes to Option B are not permitted after the insured person reaches age 86.
--------------------------------------------------------------------------------
CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted beyond the policy year in which the insured person reaches age 85.

If you change from Option B to A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (discussed above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new base policy face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of a decrease in face amount.


YOU CAN DECREASE YOUR INSURANCE COVERAGE

You may request a decrease in your policy's face amount any time after the second year of your policy and before the policy anniversary nearest to the insured's 100th birthday. The requested decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.

We can refuse any requested decrease. We will not approve any decrease if we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy. The following additional conditions also apply:

You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 10 years of your policy, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. In no event will the surrender charge due exceed your account value less any amounts we are holding to secure policy loans (including any interest on those amounts


14  Policy features and benefits
that have not yet been allocated to the variable investment options). We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future on account of a prior decrease in face amount. This could have adverse tax consequences.


YOU CAN INCREASE YOUR INSURANCE COVERAGE BY PURCHASING ANOTHER POLICY

After the first policy year while this policy is in force and the insured person is not more than attained age 85, and provided that there has been no previous reduction in the face amount, you may ask us to increase the face amount of insurance. You must provide evidence satisfactory to us of the insurability of the insured person. Any increase you ask for must be at least $10,000. If the increase is approved, we will issue a new variable life policy for the amount of the increase. The new policy will be issued for the rating class of the insured person on the date of increase, and if we are no longer issuing Incentive Life `02 will be a variable life policy we are issuing on the date of increase. The new policy will be subject to its own terms and conditions, except that (1) we will waive any portion of the monthly administrative charge for the new policy that is independent of the face amount of insurance; and (2) any reduction in face amount, change in death benefit option, or partial withdrawal may not reduce the face amount of the new policy to less than $10,000.


OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

o disability waiver benefits

o option to purchase additional insurance

o children's term insurance

We add the following riders automatically at no charge to each eligible policy:


o substitution of insured person rider

o waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations)

o living benefits rider

o accounting benefit endorsement

Equitable Life or your financial professional can provide you with more information about these riders. Some of these riders may only be selected at issue. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional information, and we will furnish samples of them to you on request. The maximum amount of any charge we make for a rider will be set forth in the rider or in the policy itself. We can, however, add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

ACCOUNTING BENEFIT ENDORSEMENT

Subject to the conditions discussed below, Equitable Life will offer an endorsement to your policy (the "Endorsement") that will refund or waive all or a portion of certain policy charges if the policy is surrendered for its net cash surrender value within a limited time period.

Under our current rules, the Endorsement will be offered where the following conditions are met:

o policies are corporately owned, or are "split dollar" cases that are collaterally assigned to the company;

o the persons proposed to be insured are deemed by us to be "highly compensated" individuals;

o the minimum initial premium under each policy is remitted to Equitable Life by the employer; and

o the aggregate annualized first year planned periodic premium is at least $150,000 if a minimum of three policies is issued, each on the life of a different insured person, and at least $500,000 if less than three policies are issued.

Eligible cases will be issued with the Accounting benefit endorsement unless the policyowner requests us in writing to not include the Endorsement.

The Endorsement reduces the difference between the premiums paid for the policy and the amount we will pay you if the policy is surrendered in its early years. This, in turn, is expected to reduce any charge against the employer's earnings when the employer accounts for the policy under generally accepted accounting principles (GAAP). Policyowners must rely on the advice of their own accountants, however, to determine how the purchase of a policy, as modified by the Endorsement, will affect their GAAP financial statements.

The Endorsement works by refunding all or a portion of the deductions from premiums and waiving all or a portion of the surrender charges, if the policy is surrendered in its early years. The percentage of charges refunded or waived under the Endorsement are as follows:


--------------------------------------------------------------------------------
                               Percent Of Premium     Percent Of Surrender
  Surrender In Policy Year    Deduction Refunded        Charges Waived
--------------------------------------------------------------------------------
             1                      100%                    100%
             2                       67%                     80%
             3                       33%                     60%
             4                       0%                      40%
             5                       0%                      20%
          6 and later                0%                      0%
--------------------------------------------------------------------------------


For example, if a policy subject to the Endorsement were surrendered in its second policy year, we would refund:

o 67% of the charges that had been deducted from premiums (i.e., the sales charge); and

o 80% of the amount of surrender charges that we otherwise would have imposed for the surrender.

Once the Endorsement terminates at the end of the fifth policy year, however, there will be no refund of prior deductions from premiums, and the full amount of the surrender charges otherwise payable under the policy will be assessed upon surrender. The Endorsement operates only if the policy is surrendered in full. There is no waiver of surrender


                                               Policy features and benefits   15
charges or refund of premium deductions if the policy terminates after a grace period or if the face amount is reduced. Nor is there a refund of prior premium deductions for partial withdrawals. The Endorsement does not affect the amount available for borrowing or withdrawing from your policy. Nor does it affect the calculations to determine whether your policy will lapse or terminate.

THE OPTION TO PURCHASE ADDITIONAL INSURANCE. The option to purchase additional insurance rider permits you to purchase additional coverage on the insured person, without evidence of insurability, if specified events occur.

See also "Tax information" later in this prospectus for certain possible tax consequences of face amount changes or adding or deleting riders.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time during the insured person's life, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the insured person dies. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. Equitable Life or your financial professional can provide you with samples of such contracts on request.

--------------------------------------------------------------------------------
You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
--------------------------------------------------------------------------------
If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or trust) we will pay any such single sum death benefit through an interest-bearing checking account (the "Equitable Access AccountTM") that we will automatically open for the beneficiary. The beneficiary will have immediate access to the proceeds by writing a check on the account. We pay interest on the proceeds from the date of death to the date the beneficiary closes the Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the net account value. In some states, we will not adjust the premiums paid to reflect investment performance.

To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states or situations, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.


VARIATIONS AMONG INCENTIVE LIFE(SM) '02 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

Equitable Life also may vary the charges and other terms of Incentive Life(SM) '02 where special circumstances result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life(SM) '02. We will make such variations only in accordance with uniform rules that we establish.

Equitable Life or your financial professional can advise you about any variations that may apply to your policy.


OTHER EQUITABLE LIFE POLICIES

We offer a variety of fixed and variable life insurance policies, including products designed specifically for corporations and partnerships, which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. You can contact us to find out more about any other Equitable Life insurance policy.


16  Policy features and benefits

2. Determining your policy's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in
(iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your account value is subject to certain charges discussed in "Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your account value will be credited with the same returns as are achieved by the Portfolios or guaranteed interest option that you select, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------
YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts you have specifically requested that we allocate to that option and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.


                                             Determining your policy's value  17

3. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE
--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------
After your policy's Allocation Date, you can transfer amounts from one investment option to another. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. You may submit a written request for a transfer to our Administrative Office, you can make a telephone request or you can make a request over the Internet (see below). We also reserve the right to restrict transfers among variable investment options as described in your contract, including limitations on the number, frequency, or dollar amount of transfers.

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greater of (a) 25% of your then current balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.

TRANSFER CHARGE. We do not currently make any charge for transfers. We reserve the right, however, to impose up to a $25 charge for each transfer you make. This charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our dollar cost averaging or asset rebalancing service, as discussed below.


TELEPHONE AND EQACCESS TRANSFERS

TELEPHONE TRANSFERS. You can make telephone transfers by following one of two procedures:

o if you are both the policy's insured person and its owner, by calling the number under "By toll-free phone" in "How to reach us" earlier in this prospectus, from a touch tone phone; or

o whether or not you are both the insured person and owner, by sending us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

For more information see "Telephone and EQAccess requests" later in this prospectus. We allow only one request for telephone transfers each day (although that request can cover multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

EQACCESS TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our Web site and enrolling in EQAccess. This service may not always be available. Generally, the above described restrictions relating to telephone transfers also apply to EQAccess transfers.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").


OUR DOLLAR COST AVERAGING SERVICE

We offer a dollar cost averaging service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the dollar cost averaging service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------
Our dollar cost averaging service (also referred to as our "automatic transfer service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the dollar cost averaging service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the dollar cost averaging service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. You can also cancel the dollar cost averaging service at any time. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.


18  Transferring your money among our investment options

You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each variable investment option selected must be at least 5% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.


                        Transferring your money among our investment options  19

4. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a living benefit" below.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------
When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

o the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we are first offering Incentive Life(SM) '02 policies in 2002 the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up guaranteed death benefit to terminate or may cause any other guarantee against lapse to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for


20  Accessing your money
charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------
EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of withdrawals, however, do not result in our deducting any portion of any then remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed earlier in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or because it could result in a no-lapse guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy and applicable waivers of surrender charges in the event of federal estate tax repeal.


YOUR OPTION TO RECEIVE A LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally 75%) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider).

We make no additional charge for the rider. However, if you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the insured person becomes terminally ill.
--------------------------------------------------------------------------------

                                                        Accessing your money  21

5. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policyowner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life(SM) '02 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus.


TAX TREATMENT OF DISTRIBUTIONS TO YOU

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as an "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, or selection of additional rider benefits or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, there are overall limits on the amount of premiums you may pay under your policy in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal) or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal


22  Tax information
income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Equitable Life (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.

TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the insured person, however, if the payee has an insurable interest in the insured person's life only because the insured person is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.


EFFECT OF POLICY ON INTEREST DEDUCTIONS TAKEN BY BUSINESS ENTITIES

Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy, will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.

Any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to these rules, as well as the other rules and possible pending legislative proposals which might further restrict available exceptions to this limit on interest deductions or make other tax law changes with respect to such coverage.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income


                                                             Tax information  23
and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions and certain gifts of $11,000 (previously the amount was $10,000) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (indexed annually for inflation, e.g., $1,100,000 for 2002). Beginning in year 2004, this exemption will be the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter. Beginning in 2011, at any time during which there is no federal estate tax in effect, we will waive any surrender charges that would otherwise apply, upon a surrender of your policy or a reduction of the face amount of insurance.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed.


PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.


OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. Among other issues, these policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit. In early 2002 the IRS issued a Notice and opening of a regulations project concerning the taxation of split-dollar life insurance arrangements. Proposed regulations have been issued which provide new proposed and interim guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split dollar arrangements could be deemed to involve loans within the purview of that section.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.


OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.


24  Tax information

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums, or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed.


OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For these benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law requires that the insurer, and not the policyowner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among portfolios of the separate account, but you may not direct the investments each portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policyowner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the frequency of transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, it had not done so as of the date of this prospectus. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policyowners investment control over the investments underlying the various portfolios; however, the IRS could disagree with our position. The IRS could seek to treat policyowners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying investment options. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.


                                                             Tax information  25

6. More information about procedures that apply to your policy

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

WAYS TO MAKE PREMIUM AND
LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "Equitable Life."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to Equitable Life, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than Equitable Life and endorsed over to Equitable Life only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms.

Finally, in order for your surrender request to be complete, you must return your policy to us.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g. upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued proposed regulations concerning split-dollar arrangements, including policies subject to collateral assignments. The proposed regulations provide both new proposed and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Employee benefit programs" and "Estate, gift and generation- skipping taxes" in the "Tax Information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, or notice from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAYS. Business day is every day that the New York Stock Exchange is open for regular trading. A business day ends at the time regular trading on the exchange closes (or is suspended) for the day. We compute unit values for our variable investment options as of the end of each business day. This usually is 4:00 p.m., Eastern Time.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o loan repayments and interest payments

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

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o withdrawals

o tax withholding elections

o face amount decreases that result from a withdrawal

o changes of allocation percentages for premium payments or monthly deductions

o surrenders

o changes of beneficiary

o transfers from a variable investment option to the guaranteed interest option

o changes in form of death benefit payment

o loans

o transfers among variable investment options

o assignments

o termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o changes in face amount

o election of paid up death benefit guarantee

o changes in death benefit option

o changes of insured person

o restoration of terminated policies

DOLLAR COST AVERAGING SERVICE. Transfers pursuant to our dollar cost averaging service (automatic transfer service) occur as of the first day of each policy month. If you request the dollar cost averaging service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

o If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or
  (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date will be the same as the date we actually issue the policy (the "issue date").

Policies that would otherwise receive a register date of the 29th, 30th or 31st of any month will receive a register date of the 28th of that month.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date, or, if later, the date we receive your full minimum initial premium at our Administrative Office.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage. If you do not submit the full minimum initial premium with your application and the minimum initial premium is paid upon delivery, your monthly charges commence as of the register date. Generally, the register date will be earlier than the date coverage begins and therefore monthly deductions will apply before coverage is in effect.


                 More information about procedures that apply to your policy  27

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life(SM) '02 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life(SM) '02 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life(SM) '02 policy.


28  More information about procedures that apply to your policy


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7. More information about other matters

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YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Incentive Life(SM) '02 and other policies that Separate Account FP supports.


ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. The results of Separate Account FP's operations are accounted for without regard to Equitable Life's other operations.

Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into Equitable Life, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account FP.

Each subaccount (variable investment option) of Separate Account FP available under Incentive Life(SM) '02 invests solely in the Class of shares issued by the corresponding Portfolio for which no distribution fee is imposed. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that Portfolio.

Each Trust sells its shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and annuity products, to the trustee of a qualified plan for Equitable Life, and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. The Funds sell its shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and/or annuity products and to separate accounts of insurance companies that are unaffiliated with Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees of each Trust and the Board of Directors of the Fund intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so. Also, if we ever believe that any of the Portfolios is so large as to materially impair the investment performance of the Portfolio involved, we will examine other investment alternatives.


ABOUT OUR GENERAL ACCOUNT

Our general account assets support all of our obligations, (including those under the Incentive Life(SM) '02 policies and, more specifically, the guaranteed interest option). Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

Because of applicable exemptions and exclusions, we have not registered interests in the general account under the Securities Act of 1933 or registered the general account as an investment company with the SEC. Accordingly, neither the general account, the guaranteed interest option, nor any interests therein, are subject to regulation under those acts. The staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest option. The disclosure, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.


                                        More information about other matters  29

We declare the rate of interest periodically, but it will not be less than 3%. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies.


YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics and may result in a loss of any death benefit guarantees. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," unless we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that causes your policy to fail the definition of life insurance.


TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. When we cannot process part of a transfer request, we will not process any other part of the request. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the dollar cost averaging service will terminate immediately if: (1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the insured person's death. Similarly, the asset rebalancing program will terminate if either (2) or (3) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the Incentive Life(SM) '02 contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may among other things restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.


TELEPHONE AND EQACCESS REQUESTS

If you are a properly authorized person, you may make transfers between investment options by telephone or over the Internet as described earlier in this prospectus under "Telephone and EQAccess transfers."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through EQAccess if you are the individual owner:

o changes of premium allocation percentages

o changes of address

Currently, you may request a policy loan by calling the toll-free number.

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any


30 More information about other matters losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or facsimile transaction request that we receive after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


DEDUCTING POLICY CHARGES

MONTHLY COST OF INSURANCE CHARGE. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

Our cost of insurance rates are guaranteed not to exceed those that will be specified in your policy. For most insured persons at most ages, our current rates are lower than those maximums. Therefore, we have the ability to raise these rates up to the guaranteed maximum at any time.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(SM) '02 policies for insureds who are age 18 or above are based on the 1980 Commissioner's Standard Ordinary SB Smoker and NB Non-Smoker Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life(SM) '02 policies for insureds who are under age 18 are based on the 1980 Commissioner's Standard Ordinary Mortality Table B. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker and Non-Smoker Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

We offer lower rates for non-tobacco users only if they are at least age 18. You may ask us to review a younger insured person's tobacco habits beginning on the policy anniversary on which such person is age 18.

Any insured person of attained age 18 or over being charged tobacco user rates may apply for non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

The change to non-tobacco user rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

REDUCTION IN MORTALITY AND EXPENSE RISK CHARGES. We commenced offering Incentive Life '02 only in 2002. Therefore the planned reductions in mortality and expense risk charges after the 15th policy year have not yet been implemented under any policy.

DATE OF MONTHLY DEDUCTIONS. We make the regular monthly deductions as of the first day of each month of the policy.

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss.

The current and maximum rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies. The surrender charge, for example, is designed primarily to defray sales expenses, but may also be used to defray other expenses associated with your policy that we have not recovered by the time of any surrender. Similarly, the premium charge is designed primarily to defray sales and tax expenses we incur that are based on premium payments.


                                        More information about other matters  31

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items. .

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. We intend to comply with applicable law in making any changes and, if necessary, we will seek policyowner approval. We have the right to:

o combine two or more variable investment options or withdraw assets relating to Incentive Life(SM) '02 from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions.


LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.


ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a hypothetical illustration. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a personalized illustration. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including:


32  More information about other matters

(i) the insured person's characteristics; (iii) policy features you choose;
(iii) actual premium payments you make; (iv) loans or withdrawals you make; and
(v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.

DIFFERENT KINDS OF ILLUSTRATIONS. Both hypothetical and personalized illustrations can reflect the investment management fees and expenses incurred in 2001 (or expected to be incurred in 2002, if such amount is expected to be higher) of the available underlying portfolios in different ways. An arithmetic illustration uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A weighted illustration computes the average of investment management fees and expenses based upon an assumed percentage allocation of premium payments among the available underlying portfolios (currently, this type of illustration is limited to a combination of up to five of the available underlying portfolios). A fund specific illustration uses only the investment management fees and expenses of a specific underlying portfolio. An arithmetic/weighted illustration uses the straight average of all of the available underlying portfolios' investment management fees and a weighted average (based upon the aggregate assets in each portfolio at the end of 2001) of the expenses of all of the available portfolios. A historical illustration reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted, fund specific, or arithmetic/weighted illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing a historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance.

THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The investment management fees and expenses used in all of the illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the portfolios (see the fee table under "Charges and expenses you will pay" earlier in this prospectus). If these fees and expenses were not reduced to reflect the expense limitation arrangements in effect, the values in the illustrations would be lower.

You can request an arithmetic illustration as well any of the other illustrations described above. Appendix III to the prospectus contains an arithmetic hypothetical illustration.

SEC REGISTRATION STATEMENT

We have on file with the SEC a registration statement under the Securities Act of 1933 that relates to the Incentive Life(SM) '02 policies. The registration statement contains additional information that is not required to be included in this prospectus. You may obtain this information, for a fee, from the SEC's Public Reference Section at 450 5th Street, N.W., Washington, D.C. 20549 or, without charge, from the SEC's Web site (www.sec.gov).

HOW WE MARKET THE POLICIES

We offer variable life insurance policies (including Incentive Life(SM) '02) and variable annuity contracts through AXA Distributors LLC ("AXA Distributors"). The Investment Company Act of 1940, therefore, classifies AXA Distributors as a "principal underwriter" of those policies and contracts. AXA Distributors also serves as a principal underwriter of the Trusts. AXA Distributors is an indirect wholly owned subsidiary of Equitable Life, with its address at 1290 Avenue of the Americas, New York, NY 10104. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"), including the role of principal underwriter of Separate Account FP. Accordingly, all references to EDI as principal underwriter in each prospectus should be replaced with AXA Distributors, LLC. Like AXA Distributors, EDI was owned by Equitable Holdings, LLC. AXA Distributors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). In 2000 and
2001, we paid EDI fees of $52,501,772 and $219,355,297 respectively, for its services under a Distribution Agreement with Equitable Life and its separate accounts.

We sell Incentive Life(SM) '02 through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD). Such agencies and their affiliated broker-dealers have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our policies are appointed as agents of Equitable Life, and are financial professionals of the agencies' affiliated broker-dealer. Sales commissions will be paid by Equitable Life to the agency which sells you this policy. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the agencies will receive maximum commissions of: 50% of the amount of the premium you pay in your policy's first year up to a certain amount, plus 3% of all other premiums you pay in your policy's first year, plus 3% of all premiums you pay in the second through tenth years. We may substitute a form of asset based compensation for premium based compensation after the first policy year.


INSURANCE REGULATION THAT APPLIES TO EQUITABLE LIFE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


                                        More information about other matters  33

Directors and principal officers

--------------------------------------------------------------------------------

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.




DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since July 1992). Member of the Management Board of AXA (January
25 Avenue Matignon                     2000 to present); Group Executive President, Human Resources, Communication and Synergies
75008 Paris, France                    (January 2000 to present); Senior Executive Vice President, Human Resources and
                                       Communications, AXA (January 1997 to present); prior thereto, Executive Vice President,
                                       Culture-Management- Communication (1993 to January 1997); and various positions with AXA affiliated companies; Member, Executive Committee, AXA (January 1997 to January 2000);
                                       Director, AXA Financial, Inc. (December 1996 to present).
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since September 1993). Director (since May 1994) and Chairman of
25 Avenue Matignon                     the Board of AXA Financial, Inc. (since April 1998); Vice Chairman (February 1996 to April
75008 Paris, France                    1998). President of the Management Board and Chief Executive Officer of AXA (since May 2000),
                                       Vice Chairman of AXA's Management Board (January 2000 to May 2000). Member of the Executive
                                       Committee of AXA. Prior thereto, Senior Executive Vice President, Financial Services and Life
                                       Insurance Activities in the United States, Germany, the United Kingdom and Benelux (1997 to
                                       1999); Executive Vice President, Financial Services and Life Insurance Activities (1993 to
                                       1997) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group.
                                       Director of Alliance Capital Management Corporation, the general partner of Alliance Holding and Alliance (since October 1993). A former Director of Donaldson, Lufkin & Jenrette ("DLJ")
                                       from July 1993 to November 2000.
------------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill
------------------------------------------------------------------------------------------------------------------------------------
AXA Konzern AG                         Director of Equitable Life (since May 2000). Chairman of the Management Board of AXA
Gereonsdriesch 9-11                    Konzern AG (since June 1999). Member of the AXA Group Management Board since April 1999.
50670 Cologne, Germany                 Prior thereto, member of the Holding Management Board of Gerling-Konzern in Cologne (1995 to
                                       April 1999). Chairman of the Management Board of AXA Versicherung AG, AXA Lebensversicherung
                                       AG and AXA Service AG (since October 2001). Director of AXA Financial (since May 2000).
------------------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne
------------------------------------------------------------------------------------------------------------------------------------
198 N. Wilton Road                     Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill Companies
New Canaan, CT 06840                   (since  January 2000); prior thereto, Chairman (April 1988 to January 2000) and Chief
                                       Executive Officer (April 1983 to April 1998). Director of Harris Corporation and Ryder
                                       System, Inc. (since 1995). Director of AXA Financial, Inc. (since May, 1992). He retired as a Director of McGraw-Hill Companies in April 2000.

------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since February 1998). Executive Vice President of Finance and
25 Avenue Matignon                     Strategy of AXA (since January 2000). Prior thereto, Senior Vice President, International
75008 Paris, France                    (US-UK-Benelux) AXA (January 1997 to January 2000) and member of AXA Executive Board (since
                                       January, 2000). Director, Alliance (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------

34 Directors and principal officers

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou
------------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal S.A.                 Director of Equitable Life (since July 1992). Chairman and Chief Executive Officer of
42, avenue de Friedland                Vivendi Universal S.A. (since July 2002). Vice Chairman of the Supervisory Board of
75008 Paris, France                    Aventis (since May 2002). Prior thereto, Vice Chairman of the Management Board of
                                       Aventis (December 1999 to May 2002); Chairman and Chief Executive Officer of Rhone-Poulenc,
                                       S.A. (1986 to December 1999). Member of the Supervisory Board of AXA. Director of Schneider
                                       Electric, Rhodia, and Pernod-Ricard and European Aeronautic Defense and Space Company.
                                       Former Member of the Consulting Council of Banque de France. Director, AXA Financial (since
                                       July, 1992).
------------------------------------------------------------------------------------------------------------------------------------
Norman C. Francis
------------------------------------------------------------------------------------------------------------------------------------
Xavier University of Louisiana         Director of Equitable Life (since March 1989). President of Xavier University of Louisiana
7325 Palmetto Street                   (since  September 1968); Director and Chairman of the Board, Liberty Bank and Trust, New
New Orleans, LA 70125                  Orleans, LA, and Entergy Corporation. Former Director of First National Bank of Commerce and
                                       Piccadilly Cafeterias, Inc. Director of AXA Financial, Inc. (since May 2002).
------------------------------------------------------------------------------------------------------------------------------------
John C. Graves
------------------------------------------------------------------------------------------------------------------------------------
Graves Ventures, LLC                   Director of Equitable Life (since September 2002). President and Chief Operating Officer of
130 Fifth Avenue                       Graves  Ventures, LLC (since January 2001) and Chief of Staff of Earl G. Graves, Ltd.
New York, NY 10011                     (since March 1993). Prior  thereto, Attorney at Cleary, Gottlieb, Steen & Hamilton (1989
                                       to 1993). Trustee of Meharry Medical College (since September 2001) and President of
                                       Catholic Big Brothers, Inc. (since June 1992). Director of AXA Financial, Inc. (since
                                       September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Donald J. Greene
------------------------------------------------------------------------------------------------------------------------------------
LeBoeuf, Lamb, Greene & MacRae         Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene & MacRae
125 West 55th Street                   (since 1999). Prior thereto, Partner of the firm (1965 to 1999). Director of AXA Financial
New York, NY 10019-4513                (since May 1992). Director of Associated Electric and Gas Insurance Services and AXIS
                                       Specialty Insurance Company since 2001.
------------------------------------------------------------------------------------------------------------------------------------
John T. Hartley
------------------------------------------------------------------------------------------------------------------------------------
1412 South Riverside Drive             Director of Equitable Life (since August 1987). Retired as Director of the Harris Corporation
Indialantic, FL 32903                  in 2000. Director of AXA Financial (since May 1992); Former Director of the McGraw Hill
                                       Companies.
------------------------------------------------------------------------------------------------------------------------------------
John H.F. Haskell Jr.
------------------------------------------------------------------------------------------------------------------------------------
UBS Warburg LLC                        Director of Equitable Life (since July 1992); Director of AXA Financial (since July 1992);
299 Park Avenue                        Senior Advisor  of UBS Warburg LLC (formerly Warburg Dillon Read LLC) (since 1999);
New York, NY 10171                     Director (until 2000); Prior  thereto, Managing Director and member of its Board of
                                       Directors (1975-1999); Chairman, Supervisory Board, Dillon Read (France) Gestion (until
                                       1998); Director, Pall Corporation (since November 1998) and Director, Security Capital
                                       Corporation (since September 2001).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson
------------------------------------------------------------------------------------------------------------------------------------
425 E. 86th Street, Apt. 12-C          Director of Equitable Life (since December 1996). Retired Corporate Vice President, Core
New York, NY 10028                     Business Development of Bestfoods (from June 1999 until December 2000). Prior thereto,
                                       President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice President,
                                       Bestfoods (1997 to 1999). President, CPC Specialty Markets Group (1993 to 1997); Director,
                                       Hunt Corporation, PACTIV Corporation, the "Shell" Transport and Trading Company, plc. and
                                       Visiting Nurse Service of New York. Director, AXA Financial (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain
------------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                     Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since 1979);
77 King Street West                    and officer or  director of several affiliated companies. Director, AXA Insurance (Canada),
Suite 4545 Royal Trust Tower           Anglo Canada General Insurance Company, Alliance Capital Management Corporation and AXA
Toronto, Ontario M5K 1K2               Pacific Insurance Company, Former Director, AXA Asia Pacific Holdings Limited
Canada                                 (December 1999 to September 2000) and a former Director of DLJ (October 1999 to
                                       November 2000). Chairman (non-executive) and Director, FCA International Ltd. (January 1994
                                       to May 1998). Director of AXA Financial, Inc. (since July 1992).
------------------------------------------------------------------------------------------------------------------------------------

                                             Directors and principal officers 35

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christina Johnson
------------------------------------------------------------------------------------------------------------------------------------
Saks Fifth Avenue Enterprises          Director of Equitable Life (since Septmeber 2002). President and Chief Executive Officer of
12 East 49th Street                    Saks Fifth Avenue Enterprises (since February 2001). Prior thereto, President and Chief
New York, NY 10017                     Executive Officer of Saks Fifth Avenue (February 2000 to February 2001); Vice Chairman and
                                       Chief Operating Officer of Saks Fifth Avenue (May 1999 to February 2000); Vice Chairman of
                                       Saks Fifth Avenue (September 1998 to February 2000); Executive Vice President-Director of
                                       Stores of Saks Fifth Avenue (July 1996 to September 1998); Senior Vice President and
                                       Regional Director of Stores/East of Saks Fifth Avenue (1992 to July 1996). Regional Vice
                                       President for the Greater New York Area of the National Italian American Foundation and
                                       Director of Women In Need, Inc. Director of AXA Financial, Inc. (since September 2002).
------------------------------------------------------------------------------------------------------------------------------------
George T. Lowy
------------------------------------------------------------------------------------------------------------------------------------
Cravath, Swaine & Moore                Director of Equitable Life (since July 1992). Partner, Cravath, Swaine & Moore.
825 Eighth Avenue                      Director, Eramet (since June 1995). Director of AXA Financial, Inc. (since May 2002).
New York, NY 10019
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller
------------------------------------------------------------------------------------------------------------------------------------
Hyatt Hotels Corporation               Director of Equitable Life (since September 2002). President of Hyatt Hotels Corporation
200 West Madison Street                (January 2000 to present). Prior thereto, Executive Vice President of Hyatt Development
Chicago, IL 60606                      Corporation (1997 to January 2000); President and Chief Executive Officer of United
                                       Infrastructure Company (1993 to 1997); Partner of The John Buck Company (1979 to 1993).
                                       Director of Schindler Holdings, Ltd. (since January 2002), Director of Interval
                                       International (since January 1998), Director of University of Wisconsin at Madison CULER,
                                       Lincoln Park Zoo, Steppenwolf Theater and The Latin School of Chicago. Director of AXA
                                       Financial, Inc. (since September, 2002).
------------------------------------------------------------------------------------------------------------------------------------
Didier Pineau-Valencienne
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, First Boston            Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse First Boston
c/o Schneider Electric                 (since  March 1999). Chairman and Chief Executive Officer (1981 to February 1999) (now
64, rue de Miromesne                   Honorary l Chairman)Schneider Electric. Former Member of the Supervisory Board of AXA
75008 Paris, France                    (January 1997 to May 2001). Director of CGIP, AON Corporation and Fleury Michon/France,
                                       Member of the Supervisory Board of Aventis (formerly Rhone-Poulenc, S.A.), Andre & Cie, SA,
                                       LAGARDERE and Swiss Helvetic Fund; member of the Advisory Board of Booz-Allen & Hamilton.
                                       Director of AXA Financial, Inc. (since February 1996).
------------------------------------------------------------------------------------------------------------------------------------
George J. Sella, Jr.
------------------------------------------------------------------------------------------------------------------------------------
P.O. Box 397                           Director of Equitable Life (since May 1987). Retired Chairman, President and Chief Executive
Newton, NJ 07860                       Officer of American Cyanamid Company (retired April 1993); previously held other officerships with American Cyanamid. Director of AXA Financial (since May 1992) and former
                                       Director of Coulter Pharmaceutical (May 1987 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin College of Business     Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin College of Business
St. John's University                  St. John's University (since August 1998); Chief Financial Officer, Chase Manhattan Corp.
8000 Utopia Parkway                    (1985 to 1997). Director, Alliance Capital Management Corporation (since May 2000); The
Jamaica, NY 11439                      CIT Group, Inc. (May 1984  to June 2001), H.W. Wilson Company and Junior Achievement
                                       of New York, Inc. and a Director and Officer of Rock Valley Tool, LLC. Director of AXA
                                       Financial, Inc. (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------


36 Directors and principal officers

OFFICERS - DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert
------------------------------------------------------------------------------------------------------------------------------------

Alliance Capital Management            Director of Equitable Life (since May 2001); Director (since October 1992),
Corporation                            Chairman of the Board (since May 2001) and Chief Executive Officer (since January 1999),
1345 Avenue of the Americas            Alliance Capital Management Corporation; Vice Chairman (May 1993 to April 2001) and Chief
New York, NY 10105                     Investment Officer (May 1993 to January 1999), Alliance Capital Management Corporation;
                                       Director, AXA Financial, Inc. (May 2001 to present); Member of the Executive Committee, AXA;
                                       Vice Chairman of the Board of Trustees of Colgate University; Trustee of the Mike Wolk Heart
                                       Foundation; Member of the Investment Committee of the New York Community Trust.
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron
------------------------------------------------------------------------------------------------------------------------------------
                                       Director (since May 2001), Chairman of the Board (since May 2001), President (since May
                                       2002) and Chief Executive Officer, Equitable Life (since May 2001); Director, President and
                                       Chief Executive Officer, AXA Financial, Inc. (May 2001 to present); Chairman of the Board and Chief Executive Officer, AXA Financial Services, LLC (May 2001 to present); Member of
                                       AXA's Management Board, (May 2001 to present); Member of the Executive Committee, AXA;
                                       Director, Alliance Capital Management Corporation (May 2001 to present); Director, Chairman of the Board, President and Chief Executive Officer, The Equitable of Colorado, Inc. (since
                                       June 2001); Director, AXA Technology Services (2002 to present); Director, The American
                                       Ireland Fund (1999 to present); Board of Trustees of The University of Scranton (1995 to
                                       January 2002); Member of the Investment Company Institute's Board of Governors (since
                                       October 2001; prior thereto, October 1997 to October 2000) and Executive Committee
                                       (1998-2001); Former Trustee of The University of Pittsburgh and St. Sebastian's Country Day
                                       School; Former Director of the Massachusetts Bankers Association; President and Chief
                                       Operating Officer, Mellon Financial Corporation (1999-2001); Chairman and Chief Executive
                                       Officer, Dreyfus Corporation (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin
------------------------------------------------------------------------------------------------------------------------------------
                                       Director, Vice Chairman of the Board (since February 1998), and Chief Financial Officer
                                       (since May 1996), Equitable Life. Vice Chairman of the Board (since November 1999) and
                                       Chief Financial Officer (since May 1997) and prior thereto, Senior Executive Vice President
                                       (February 1998 to November 1999), AXA Financial. Executive Vice President and Member of the
                                       Executive Committee of AXA. Director, Vice Chairman and Chief Financial Officer (since
                                       December 1999) The Equitable of Colorado; AXA Financial Services, LLC and AXA Distribution
                                       Holding Corp. (since September 1999). Director, Alliance (since July 1997). Formerly a
                                       Director of DLJ (from June 1997 to November 2000). Prior thereto, Chairman, Insurance
                                       Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------------


                                             Directors and principal officers 37

OTHER OFFICERS
--------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since February 1998) and AXA Group Deputy Chief Information
                                       Officer (February 2001 to present); prior thereto, Chief Information Officer (November 1994 to February 2001), Equitable Life and AXA Financial Services, LLC (since September 1999).
                                       Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (January 2002 to present), Equitable Life; Executive Vice
                                       President (January 2002 to present), AXA Financial Services, LLC; prior thereto, Senior
                                       Vice President and Managing Director Worldwide Human Resources, Chubb and Son, Inc. (1999
                                       to 2001); Senior Vice President and Deputy Director of Worldwide Human Resources, Chubb and
                                       Son, Inc. (1998 to 1999); Senior Vice President of European Human Resources (and previous
                                       Human Resources positions), Chubb Insurance Company of Europe (1992 to 1998).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since September 1987), Equitable Life. Senior Vice President (since
                                       July 1992), AXA Financial. Senior Vice President, AXA Financial Services, LLC. Director and
                                       Chairman, Frontier Trust Company ("Frontier"), FSB. Executive Vice President (since August
                                       1999) and Director (since July 1999), AXA Advisors. Director and Senior Vice President, AXA
                                       Network, LLC (formerly EquiSource). Senior Vice President (since December 1999), The
                                       Equitable of Colorado, Inc. Director and Officer of various Equitable Life affiliates.
                                       Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior Vice
                                       President and Treasurer, AXA Financial Services, LLC (since September 1999); The Equitable of Colorado (since December 1997). Treasurer, Frontier (since August 1990) and AXA Network,
                                       LLC (since October 1990). Director (since July 1998), Chairman (since August 2000) and
                                       Chief Executive Officer (since September 1997), and prior thereto, President and Treasurer,
                                       Equitable Casualty Insurance Company ("Casualty"). Vice President and Treasurer, EQ
                                       Advisors Trust (since March 1997). Senior Vice President and Treasurer, AXA Distribution
                                       Holding Corporation (since November 1999) and AXA Advisors, LLC (since December 2001).
                                       Director (since July 1997), and Senior Vice President and Chief Financial Officer (since
                                       April 1998), ACMC. Treasurer, Paramount Planners, LLC (since November 2000). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Selig Ehrlich
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since December 2001) and Chief Actuary (since May 2001),
                                       Equitable Life; prior thereto, Senior Vice President (July 1999 to December 2001) and
                                       Deputy General Manager (September 2000 to December 2001). Executive Vice President (since
                                       December 2001) and Chief Actuary (since May 2001), AXA Financial Services, LLC. Executive
                                       Vice President (since December 2001), The Equitable of Colorado, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MaryBeth Farrell
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (December 2001 to present), Equitable Life; prior thereto, Senior
                                       Vice President and Deputy Controller (December 1999 to December 2001); Executive Vice
                                       President (since December 2001), AXA Financial Services, LLC., Senior Vice President and
                                       Controller, GreenPoint Financial/GreenPoint Bank (May 1994 to November 1999); Executive
                                       Vice President (December 2001 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President, Equitable Life, (since September 1996) and Actuary (September 1996 to December 1998). Senior Vice President, AXA Financial Services, LLC (since September
                                       1999), Director, Chairman and Chief Executive Officer, AXA Network, LLC (July 1999 to
                                       December 2001).
------------------------------------------------------------------------------------------------------------------------------------


38 Directors and principal officers

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (September 1997 to present) and Deputy General Counsel (November 1999 to present), Equitable Life; prior thereto, Senior Vice President and Associate General
                                       Counsel (September 1997 to October 1999), Vice President and Associate General Counsel
                                       (November 1993 to August 1997); Senior Vice President and Deputy General Counsel (September
                                       2001 to present), AXA Financial; Senior Vice President (September 1999 to present) and
                                       Deputy General Counsel (November 1999 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since June 1989) and Controller (since October 1990), Equitable
                                       Life, AXA Financial and AXA Financial Services, LLC. Senior Vice President and Controller,
                                       The Equitable of Colorado, Inc. (since December 1999). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since March 1996) and Auditor (since September 1994), Equitable
                                       Life, AXA Financial and AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Jerald E. Hampton
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (May 2002 to present); Executive Vice President,
                                       AXA Financial Services, LLC (since May 2002); Director (since May 2002) and Vice Chairman of the Board (since August 2002), AXA Advisors, LLC; Chairman and Chief Executive Officer,
                                       AXA Network, LLC (since May 2002); Director and Chairman of the Board of AXA Distributors,
                                       LLC; AXA Distributors Insurance Agency, LLC; AXA Distributors Insurance Agency of Alabama,
                                       LLC; AXA Distributors Insurance Agency of Massachusetts, LLC (since September 2002);
                                       Executive Vice President and Director of the Private Client Financial Services Division,
                                       Salomon Smith Barney (April 1992 to May 2002).
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since September 1999), Chief Compliance Officer and Associate
                                       General Counsel, Equitable Life. Previously held other officerships with Equitable Life.
                                       Senior Vice President, AXA Financial Services, LLC (since September 1999).
------------------------------------------------------------------------------------------------------------------------------------
John M. Lefferts
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and President of Retail Distribution (September 2001 to present),
                                       Equitable Life; prior thereto, President of Texas Region (1998-2001), Agency Manager
                                       (1989-1998). Executive Vice President and President of Retail Distribution, AXA Financial
                                       Services, LLC (since September 2001). Director and Executive Vice President, The Equitable
                                       of Colorado, Inc. (since September 2001). Director (since November 2001) and Chairman of the Board, President and CEO (since December 2001), Paramount Planners, LLC. Director, AXA
                                       Network, LLC (since December 2001).
------------------------------------------------------------------------------------------------------------------------------------
William I. Levine
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President and Chief Information Officer (February 2001 to present),
                                       Equitable Life. Executive Vice President and Chief Information Officer, AXA Financial
                                       Services, LLC (since February 2001) Member of the Advisory Board, AXA Technology Services.
                                       Senior Vice President, Paine Webber (1997 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (September 2000 to present) and Actuary (May 1998 to present),
                                       Equitable Life; prior thereto, Vice President (May 1998 to September 2000), Assistant Vice
                                       President (May 1993 to May 1998); Senior Vice President (September 2000 to present) and
                                       Actuary (September 1999 to present), AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------

                                             Directors and principal officers 39

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Matteis
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President, Equitable Life (since May 1998); Executive Vice President, AXA
                                       Financial Services, LLC (since September 1999); Director (since April 2000), AXA
                                       Distributors, LLC, Executive Vice President, Chase Manhattan Corporation (January 1983 to
                                       June 1997); Director, AXA Advisors (October 1998 to May 1999).
------------------------------------------------------------------------------------------------------------------------------------
Deanna M. Mulligan
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (September 2001 to present), Equitable Life; prior thereto, Senior
                                       Vice President (September 2000 to September 2001). Executive Vice President, AXA Financial
                                       Services, LLC (since September 2001), Director (since March 2002), AXA Distributors, LLC;
                                       prior thereto, Senior Vice President (September 2000 to September 2001). Principal (and
                                       various positions), McKinsey and Company, Inc. (1992 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since May 1995) and Chief Investment Officer (since July 1995),
                                       Equitable Life. Executive Vice President (since May 1995) and Chief Investment Officer
                                       (since July 1995), AXA Financial, Executive Vice President and Chief Investment Officer,
                                       AXA Financial Services (since September 1999). President and Trustee (since November 1996),
                                       EQ Advisors Trust and Trustee of AXA Premier Funds (since November 2001). Executive Vice
                                       President and Chief Investment Officer, The Equitable of Colorado (since December 1999),
                                       Director (since July 1995), Alliance. Executive Vice President (since August 1999), AXA
                                       Advisors.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since June 1991), Equitable Life and AXA Financial Services (since
                                       September 1999). Director, Chairman and Chief Operating Officer, Casualty (from September
                                       1997 until August 2000). Director, Equitable Agri-Business, Inc. (until June 1997).
                                       Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman
------------------------------------------------------------------------------------------------------------------------------------
                                       Senior Vice President (since February 1999); Secretary (since September 1995) and Associate
                                       General Counsel (since March 1993), Equitable Life and AXA Financial (since September
                                       1995). Senior Vice President, Secretary and Associate General Counsel, AXA Financial and
                                       AXA Financial Services (since September 1999). Senior Vice President, Secretary and
                                       Associate General Counsel, Equitable of Colorado (since December 1999). Secretary, AXA
                                       Distribution Holding Corporation (since September 1999). Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver
------------------------------------------------------------------------------------------------------------------------------------
                                       Executive Vice President (since September 2001) and General Counsel (since November 1999),
                                       Equitable Life; prior thereto, Senior Vice President (February 1995 - September 2001),
                                       Deputy General Counsel (October 1996 to November 1999). Executive Vice President and
                                       General Counsel (since September 2001), AXA Financial, Inc.; prior thereto, Senior Vice
                                       President and Deputy General Counsel (October 1996 to September 2001). Executive Vice
                                       President (since September 2001) and General Counsel (since September 1999), AXA Financial
                                       Services, LLC. Executive Vice President (since September 2001) and General Counsel (since
                                       December 1999), Equitable of Colorado. Director (since July 1999), AXA Advisors. Director
                                       (since November 2001), Paramount Planners, LLC. Senior Vice President and General Counsel,
                                       EIC (June 1997 to March 1998). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------





40 Directors and principal officers

8. Financial statements of Separate Account FP and Equitable Life

--------------------------------------------------------------------------------

The financial statements of Separate Account FP as of December 31, 2001 and for each of the three years in the period ended December 31, 2001 and the financial statements of Equitable Life as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing. The financial statements of Separate Account FP and Equitable Life as of June 30, 2002 are unaudited. The financial statements of Equitable Life have relevance for the policies only to the extent that they bear upon the ability of Equitable Life to meet its obligations under the policies.


40  Financial statements of Separate Account FP and Equitable Life

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP
INDEX TO FINANCIAL STATEMENTS


Report of
 Independent Accountants.................................................   A-2
Financial Statements:
   Statements of Assets and Liabilities,
   December 31, 2001.....................................................   A-3
   Statements of Operations for the Years Ended
   December 31, 2002, 2000 and 1999......................................   A-7
   Statements of Changes in Net Assets for the Years Ended
   December 31, 2001, 2000 and 1999......................................  A-15
   Notes to Financial Statements.........................................  A-26
Unaudited Financial Statements:
   Statements of Assets and Liabilities,
   June 30, 2002........................................................   A-69
   Statements of Operations for the Six Months Ended
   June 30, 2002........................................................   A-83
   Statements of Changes in Net Assets for the Six Months
   Ended June 30, 2002..................................................   A-89
   Notes to Financial Statements........................................   A-95


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants.......................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets,
   December 31, 2001 and 2000...........................................    F-2
   Consolidated Statements of Earnings, Years Ended
   December 31, 2001, 2000 and 1999.....................................    F-3
   Consolidated Statements of Shareholder's Equity
   and Comprehensive Income, Years Ended
   December 31, 2001, 2000 and 1999.....................................    F-4
   Consolidated Statements of Cash Flows, Years Ended
   December 31, 2001, 2000 and 1999.....................................    F-5
   Notes to Consolidated Financial Statements...........................    F-6
Unaudited Consolidated Financial Statements:
   Consolidated Balance Sheets, June 30, 2002 and
   December 31, 2001....................................................   F-47
   Consolidated Statements of Earnings, Three and Six Months
   Ended June 30, 2002 and 2001.........................................   F-48
   Consolidated Statements of Shareholder's Equity and
   Comprehensive Income for the Six Months Ended
   June 30, 2002 and 2001...............................................   F-49
   Consolidated Statements of Cash Flows for the Six Months
   ended June 30, 2002 and 2001.........................................   F-50
   Notes to Consolidated Financial Statements...........................   F-51

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2001 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 6, 2002

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001


                                                                    EQ/Aggressive       EQ/Alliance
                                                                        Stock           Common Stock
                                                                  ----------------- -------------------
Assets:
Investments in shares of The Trust, at fair value ...............   $ 589,756,612     $ 2,582,856,335
Receivable for Trust shares sold ................................      10,890,306           9,680,119
Receivable for policy-related transactions ......................              --                  --
                                                                    -------------     ---------------
  Total assets ..................................................     600,646,918       2,592,536,454
                                                                    -------------     ---------------
Liabilities:
Payable for Trust shares purchased ..............................              --                  --
Payable for policy-related transactions .........................      11,005,390          10,163,384
                                                                    -------------     ---------------
  Total liabilities .............................................      11,005,390          10,163,384
                                                                    -------------     ---------------
Net Assets ......................................................   $ 589,641,528     $ 2,582,373,070
                                                                    =============     ===============
Net Assets:
Accumulation Units ..............................................   $ 588,326,542     $ 2,574,751,016
Accumulation nonunitized ........................................       1,201,174           7,224,694
Retained by Equitable Life in Separate Account FP ...............         113,812             397,360
                                                                    -------------     ---------------
Total net assets ................................................   $ 589,641,528     $ 2,582,373,070
                                                                    =============     ===============
Investments in shares of The Trust, at cost .....................   $ 688,908,192     $ 3,491,313,206
Trust shares held
 Class A ........................................................      25,496,570         157,745,155
 Class B ........................................................         333,485           6,841,740
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................             349                 700
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............              --                  --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................              --                  --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............             104               1,055
Survivorship Incentive Life - Class B 0.60% .....................              --                  --
Survivorship 2000 - Class B 0.90% ...............................              --                  --
Accumulator Life - Class B 1.35% ................................              --                  --
Other products offered by Separate Account FP ...................           1,053               3,421
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................   $      139.88     $        266.27
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............   $          --     $            --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................   $          --     $            --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............   $       72.23     $        101.14
Survivorship Incentive Life - Class B 0.60% .....................   $          --     $            --
Survivorship 2000 - Class B 0.90% ...............................   $       71.49     $        100.09
Accumulator Life - Class B 1.35% ................................   $       70.78     $         82.58
Net assets of other products offered by Separate
 Account FP (000's) .............................................   $     532,248     $     2,281,619


                                                                     EQ/Alliance       EQ/Alliance       EQ/Alliance
                                                                      High Yield       Money Market    Premier Growth
                                                                  ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trust, at fair value ...............   $ 121,951,990     $ 484,159,800    $ 113,203,157
Receivable for Trust shares sold ................................       1,146,752                --        2,266,404
Receivable for policy-related transactions ......................              --        61,022,186               --
                                                                    -------------     -------------    -------------
  Total assets ..................................................     123,098,742       545,181,986      115,469,561
                                                                    -------------     -------------    -------------
Liabilities:
Payable for Trust shares purchased ..............................              --        60,643,526               --
Payable for policy-related transactions .........................       1,174,464                --        2,261,128
                                                                    -------------     -------------    -------------
  Total liabilities .............................................       1,174,464        60,643,526        2,261,128
                                                                    -------------     -------------    -------------
Net Assets ......................................................   $ 121,924,278     $ 484,538,460    $ 113,208,433
                                                                    =============     =============    =============
Net Assets:
Accumulation Units ..............................................   $ 120,852,947     $ 482,719,666    $ 113,162,853
Accumulation nonunitized ........................................         875,082         1,815,537               --
Retained by Equitable Life in Separate Account FP ...............         196,249             3,257           45,580
                                                                    -------------     -------------    -------------
Total net assets ................................................   $ 121,924,278     $ 484,538,460    $ 113,208,433
                                                                    =============     =============    =============
Investments in shares of The Trust, at cost .....................   $ 153,158,216     $ 493,386,313    $ 124,976,401
Trust shares held
 Class A ........................................................      21,450,172        36,774,065               --
 Class B ........................................................         876,498         9,957,429       15,482,572
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................             124               602              104
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............              --                --            1,356
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................              --                --               --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............              61               778               --
Survivorship Incentive Life - Class B 0.60% .....................              --                --               --
Survivorship 2000 - Class B 0.90% ...............................              --                --               --
Accumulator Life - Class B 1.35% ................................              --                --               --
Other products offered by Separate Account FP ...................             384             1,386               89
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................   $      147.62     $      143.20    $       74.19
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............   $          --     $          --    $       73.05
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................   $          --     $          --    $          --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............   $       77.70     $      115.07    $          --
Survivorship Incentive Life - Class B 0.60% .....................   $          --     $          --    $          --
Survivorship 2000 - Class B 0.90% ...............................   $       76.90     $      113.88    $          --
Accumulator Life - Class B 1.35% ................................   $       88.55     $      108.27    $       70.27
Net assets of other products offered by Separate
 Account FP (000's) .............................................   $      97,833     $     293,786    $       6,452



                                                                      EQ/Alliance       EQ/Alliance
                                                                   Small Cap Growth     Technology       EQ/Balanced
                                                                  ------------------ ---------------- -----------------
Assets:
Investments in shares of The Trust, at fair value ...............   $ 146,824,301      $ 44,441,039     $ 695,570,770
Receivable for Trust shares sold ................................       7,922,569                --                --
Receivable for policy-related transactions ......................              --                --                --
                                                                    -------------      ------------     -------------
  Total assets ..................................................     154,746,870        44,441,039       695,570,770
                                                                    -------------      ------------     -------------
Liabilities:
Payable for Trust shares purchased ..............................              --            11,101           204,757
Payable for policy-related transactions .........................       7,875,496            17,232           377,265
                                                                    -------------      ------------     -------------
  Total liabilities .............................................       7,875,496            28,333           582,022
                                                                    -------------      ------------     -------------
Net Assets ......................................................   $ 146,871,374      $ 44,412,706     $ 694,988,748
                                                                    =============      ============     =============
Net Assets:
Accumulation Units ..............................................   $ 146,755,378      $ 44,275,736     $ 691,560,936
Accumulation nonunitized ........................................              --                --         3,342,913
Retained by Equitable Life in Separate Account FP ...............         115,996           136,970            84,899
                                                                    -------------      ------------     -------------
Total net assets ................................................   $ 146,871,374      $ 44,412,706     $ 694,988,748
                                                                    =============      ============     =============
Investments in shares of The Trust, at cost .....................   $ 147,278,801      $ 47,403,981     $ 749,707,661
Trust shares held
 Class A ........................................................       9,751,642             1,338        46,679,628
 Class B ........................................................       1,646,707         8,812,106         1,238,247
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................             129                79               174
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............              --               769                --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................              --                --                --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............             185                --               169
Survivorship Incentive Life - Class B 0.60% .....................              --                --                --
Survivorship 2000 - Class B 0.90% ...............................              --                --                --
Accumulator Life - Class B 1.35% ................................              --                --                --
Other products offered by Separate Account FP ...................             709                39             1,413
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................   $      153.80      $      50.43     $      208.22
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............   $          --      $      49.91     $          --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................   $          --      $         --     $          --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............   $      113.58      $         --     $      105.65
Survivorship Incentive Life - Class B 0.60% .....................   $          --      $         --     $          --
Survivorship 2000 - Class B 0.90% ...............................   $      112.41      $         --     $      114.49
Accumulator Life - Class B 1.35% ................................   $      125.32      $      49.26     $      101.79
Net assets of other products offered by Separate
 Account FP (000's) .............................................   $     105,885      $      1,937     $     637,635

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001


                                                                      EQ/Bernstein           EQ/Capital
                                                                   Diversified Value   Guardian International
                                                                  ------------------- ------------------------
Assets:
Investments in shares of The Trust, at fair value ...............    $ 82,415,399            $ 775,456
Receivable for Trust shares sold ................................              --                4,173
Receivable for policy-related transactions ......................          42,407                   --
                                                                     ------------            ---------
  Total assets ..................................................      82,457,806              779,629
                                                                     ------------            ---------
Liabilities:
Payable for Trust shares purchased ..............................         101,242                   --
Payable for policy-related transactions .........................              --                4,173
                                                                     ------------            ---------
  Total liabilities .............................................         101,242                4,173
                                                                     ------------            ---------
Net Assets ......................................................    $ 82,356,564            $ 775,456
                                                                     ============            =========
Net Assets:
Accumulation Units ..............................................    $ 82,311,247            $ 773,899
Accumulation nonunitized ........................................              --                   --
Retained by Equitable Life in Separate Account FP ...............          45,317                1,557
                                                                     ------------            ---------
Total net assets ................................................    $ 82,356,564            $ 775,456
                                                                     ============            =========
Investments in shares of The Trust, at cost .....................    $ 84,824,318            $ 919,002
Trust shares held
 Class A ........................................................              --                   --
 Class B ........................................................       7,001,105               88,401
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................             170                   --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............             520                   --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................              --                   --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............              --                    9
Survivorship Incentive Life - Class B 0.60% .....................               5                   --
Survivorship 2000 - Class B 0.90% ...............................              --                   --
Accumulator Life - Class B 1.35% ................................              --                   --
Other products offered by Separate Account FP ...................              68                   --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................    $      97.45            $      --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............    $     111.27            $      --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................    $         --            $      --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............    $         --            $   81.90
Survivorship Incentive Life - Class B 0.60% .....................    $      95.56            $      --
Survivorship 2000 - Class B 0.90% ...............................    $         --            $   81.32
Accumulator Life - Class B 1.35% ................................    $      94.36            $      --
Net assets of other products offered by Separate
 Account FP (000's) .............................................    $      7,430            $      --


                                                                       EQ/Capital           EQ/Capital          EQ/Emerging
                                                                   Guardian Research   Guardian U.S. Equity   Markets Equity
                                                                  ------------------- ---------------------- ----------------
Assets:
Investments in shares of The Trust, at fair value ...............     $ 8,133,201          $ 9,167,556         $ 36,713,637
Receivable for Trust shares sold ................................         599,849                   --            3,273,037
Receivable for policy-related transactions ......................              --               47,244                   --
                                                                      -----------          -----------         ------------
  Total assets ..................................................       8,733,050            9,214,800           39,986,674
                                                                      -----------          -----------         ------------
Liabilities:
Payable for Trust shares purchased ..............................              --               53,198                   --
Payable for policy-related transactions .........................         576,497                   --            3,273,686
                                                                      -----------          -----------         ------------
  Total liabilities .............................................         576,497               53,198            3,273,686
                                                                      -----------          -----------         ------------
Net Assets ......................................................     $ 8,156,553          $ 9,161,602         $ 36,712,988
                                                                      ===========          ===========         ============
Net Assets:
Accumulation Units ..............................................     $ 8,117,110          $ 9,145,127         $ 36,695,411
Accumulation nonunitized ........................................              --                   --                   --
Retained by Equitable Life in Separate Account FP ...............          39,443               16,475               17,577
                                                                      -----------          -----------         ------------
Total net assets ................................................     $ 8,156,553          $ 9,161,602         $ 36,712,988
                                                                      ===========          ===========         ============
Investments in shares of The Trust, at cost .....................     $ 8,007,129          $ 8,988,847         $ 48,110,760
Trust shares held
 Class A ........................................................              --                   --                   --
 Class B ........................................................         744,002              897,037            6,538,162
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................              24                   12                  131
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............              48                   74                   --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................              --                   --                   --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............              --                   --                   --
Survivorship Incentive Life - Class B 0.60% .....................              --                   --                   12
Survivorship 2000 - Class B 0.90% ...............................              --                   --                   25
Accumulator Life - Class B 1.35% ................................              --                   --                   --
Other products offered by Separate Account FP ...................               1                    2                  406
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................     $    112.11          $    105.12         $      64.83
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............     $    110.55          $    103.65         $      63.15
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................     $        --          $        --         $         --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............     $        --          $        --         $         --
Survivorship Incentive Life - Class B 0.60% .....................     $        --          $        --         $      85.61
Survivorship 2000 - Class B 0.90% ...............................     $        --          $        --         $      62.32
Accumulator Life - Class B 1.35% ................................     $    107.84          $    100.40         $      92.15
Net assets of other products offered by Separate
 Account FP (000's) .............................................     $       110          $       206         $     25,638


                                                                      EQ/Equity      EQ/Evergreen        EQ/FI
                                                                      500 Index          Omega          Mid Cap
                                                                  ----------------- -------------- ----------------
Assets:
Investments in shares of The Trust, at fair value ...............   $ 614,982,397    $ 1,192,831     $ 15,113,216
Receivable for Trust shares sold ................................       2,404,471             --          715,529
Receivable for policy-related transactions ......................              --            703               --
                                                                    -------------    -----------     ------------
  Total assets ..................................................     617,386,868      1,193,534       15,828,745
                                                                    -------------    -----------     ------------
Liabilities:
Payable for Trust shares purchased ..............................              --            703               --
Payable for policy-related transactions .........................       2,000,478             --          712,158
                                                                    -------------    -----------     ------------
  Total liabilities .............................................       2,000,478            703          712,158
                                                                    -------------    -----------     ------------
Net Assets ......................................................   $ 615,386,390    $ 1,192,831     $ 15,116,587
                                                                    =============    ===========     ============
Net Assets:
Accumulation Units ..............................................   $ 614,813,868    $ 1,189,235     $ 15,038,654
Accumulation nonunitized ........................................         429,867             --               --
Retained by Equitable Life in Separate Account FP ...............         142,655          3,596           77,933
                                                                    -------------    -----------     ------------
Total net assets ................................................   $ 615,386,390    $ 1,192,831     $ 15,116,587
                                                                    =============    ===========     ============
Investments in shares of The Trust, at cost .....................   $ 651,785,763    $ 1,308,398     $ 14,951,456
Trust shares held
 Class A ........................................................      25,644,447             --               --
 Class B ........................................................       2,256,114        149,336        1,743,623
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................             412              4               14
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............              --             12              151
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................              --             --               --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............             575             --               --
Survivorship Incentive Life - Class B 0.60% .....................              --             --               --
Survivorship 2000 - Class B 0.90% ...............................              --             --               --
Accumulator Life - Class B 1.35% ................................              --             --               --
Other products offered by Separate Account FP ...................           1,741             --                9
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................   $      271.91    $     78.47     $      86.96
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............   $          --    $     74.98     $      86.26
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................   $          --    $        --     $         --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............   $       85.84    $        --     $         --
Survivorship Incentive Life - Class B 0.60% .....................   $          --    $        --     $         --
Survivorship 2000 - Class B 0.90% ...............................   $       97.75    $        --     $         --
Accumulator Life - Class B 1.35% ................................   $       81.74    $     75.99     $      85.40
Net assets of other products offered by Separate
 Account FP (000's) .............................................   $     453,511    $        --     $        773

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001


                                                                   EQ/FI Small/Mid  EQ/International
                                                                      Cap Value       Equity Index
                                                                  ---------------- ------------------
Assets:
Investments in shares of The Trust, at fair value ...............   $ 80,441,823       $ 314,189
Receivable for Trust shares sold ................................             --              --
Receivable for policy-related transactions ......................      1,101,947          84,367
                                                                    ------------       ---------
  Total assets ..................................................     81,543,770         398,556
                                                                    ------------       ---------
Liabilities:
Payable for Trust shares purchased ..............................      1,108,964          84,389
Payable for policy-related transactions .........................             --              --
                                                                    ------------       ---------
  Total liabilities .............................................      1,108,964          84,389
                                                                    ------------       ---------
Net Assets ......................................................   $ 80,434,806       $ 314,167
                                                                    ============       =========
Net Assets:
Accumulation Units ..............................................   $ 80,367,708       $ 313,974
Accumulation nonunitized ........................................             --              --
Retained by Equitable Life in Separate Account FP ...............         67,098             193
                                                                    ------------       ---------
Total net assets ................................................   $ 80,434,806       $ 314,167
                                                                    ============       =========
Investments in shares of The Trust, at cost .....................   $ 78,149,828       $ 346,072
Trust shares held
 Class A ........................................................             --              --
 Class B ........................................................      6,930,973          35,947
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................             90              --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............             13              --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................             --               4
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............             13              --
Survivorship Incentive Life - Class B 0.60% .....................             --              --
Survivorship 2000 - Class B 0.90% ...............................             --              --
Accumulator Life - Class B 1.35% ................................             --              --
Other products offered by Separate Account FP ...................            542              --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................   $     119.34       $      --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............   $     116.03       $      --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................   $         --       $   77.32
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............   $         --       $      --
Survivorship Incentive Life - Class B 0.60% .....................   $         --       $   76.28
Survivorship 2000 - Class B 0.90% ...............................   $      90.19       $   76.52
Accumulator Life - Class B 1.35% ................................   $      88.78       $   67.87
Net assets of other products offered by Separate
 Account FP (000's) .............................................   $     62,884       $      --


                                                                   EQ/J.P. Morgan   EQ/Janus Large   EQ/Lazard Small
                                                                      Core Bond       Cap Growth        Cap Value
                                                                  ---------------- ---------------- -----------------
Assets:
Investments in shares of The Trust, at fair value ...............   $ 4,697,383      $ 13,694,166      $ 2,298,740
Receivable for Trust shares sold ................................            --                --               --
Receivable for policy-related transactions ......................       136,963           113,253               --
                                                                    -----------      ------------      -----------
  Total assets ..................................................     4,834,346        13,807,419        2,298,740
                                                                    -----------      ------------      -----------
Liabilities:
Payable for Trust shares purchased ..............................       136,938           113,508               --
Payable for policy-related transactions .........................            --                --               --
                                                                    -----------      ------------      -----------
  Total liabilities .............................................       136,938           113,508               --
                                                                    -----------      ------------      -----------
Net Assets ......................................................   $ 4,697,408      $ 13,693,911      $ 2,298,740
                                                                    ===========      ============      ===========
Net Assets:
Accumulation Units ..............................................   $ 4,694,035      $ 13,648,368      $ 2,296,859
Accumulation nonunitized ........................................            --                --               --
Retained by Equitable Life in Separate Account FP ...............         3,373            45,543            1,881
                                                                    -----------      ------------      -----------
Total net assets ................................................   $ 4,697,408      $ 13,693,911      $ 2,298,740
                                                                    ===========      ============      ===========
Investments in shares of The Trust, at cost .....................   $ 4,790,829      $ 14,977,756      $ 2,272,271
Trust shares held
 Class A ........................................................            --                --               --
 Class B ........................................................       437,044         2,110,977          199,529
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................            --                31               --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............            --               173               --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................            23                --               11
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............            --                --               --
Survivorship Incentive Life - Class B 0.60% .....................            16                --                6
Survivorship 2000 - Class B 0.90% ...............................            --                --               --
Accumulator Life - Class B 1.35% ................................            --                --               --
Other products offered by Separate Account FP ...................            --                 7               --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................   $        --      $      64.96      $        --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............   $        --      $      64.44      $        --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................   $    121.50      $         --      $    134.71
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............   $        --      $         --      $        --
Survivorship Incentive Life - Class B 0.60% .....................   $    119.43      $         --      $    131.16
Survivorship 2000 - Class B 0.90% ...............................   $    120.25      $         --      $    133.32
Accumulator Life - Class B 1.35% ................................   $    117.22      $      63.79      $    132.19
Net assets of other products offered by Separate
 Account FP (000's) .............................................   $        --      $        449      $        --


                                                                                      EQ/Mercury Basic   EQ/MFS Emerging
                                                                   EQ/Marsico Focus     Value Equity     Growth Companies
                                                                  ------------------ ------------------ -----------------
Assets:
Investments in shares of The Trust, at fair value ...............     $ 699,409         $ 97,534,467      $ 216,263,275
Receivable for Trust shares sold ................................            --                   --          4,683,326
Receivable for policy-related transactions ......................         2,623              131,827                 --
                                                                      ---------         ------------      -------------
  Total assets ..................................................       702,032           97,666,294        220,946,601
                                                                      ---------         ------------      -------------
Liabilities:
Payable for Trust shares purchased ..............................         2,623              134,938                 --
Payable for policy-related transactions .........................            --                   --          4,686,319
                                                                      ---------         ------------      -------------
  Total liabilities .............................................         2,623              134,938          4,686,319
                                                                      ---------         ------------      -------------
Net Assets ......................................................     $ 699,409         $ 97,531,356      $ 216,260,282
                                                                      =========         ============      =============
Net Assets:
Accumulation Units ..............................................     $ 699,052         $ 97,457,327      $ 216,160,799
Accumulation nonunitized ........................................            --                   --                 --
Retained by Equitable Life in Separate Account FP ...............           357               74,029             99,483
                                                                      ---------         ------------      -------------
Total net assets ................................................     $ 699,409         $ 97,531,356      $ 216,260,282
                                                                      =========         ============      =============
Investments in shares of The Trust, at cost .....................     $ 690,950         $ 96,650,871      $ 290,047,429
Trust shares held
 Class A ........................................................            --                   --                 --
 Class B ........................................................        61,395            7,081,515         15,783,363
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................            --                   96                158
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............             6                  386              1,163
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................            --                   --                 --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............            --                   --                 --
Survivorship Incentive Life - Class B 0.60% .....................            --                   20                 74
Survivorship 2000 - Class B 0.90% ...............................            --                   --                 --
Accumulator Life - Class B 1.35% ................................            --                   --                 --
Other products offered by Separate Account FP ...................             1                   50                 85
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................     $  106.25         $     183.25      $      153.10
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............     $  106.09         $     178.18      $      148.86
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................     $      --         $         --      $          --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............     $      --         $         --      $          --
Survivorship Incentive Life - Class B 0.60% .....................     $      --         $     116.52      $       85.53
Survivorship 2000 - Class B 0.90% ...............................     $      --         $         --      $          --
Accumulator Life - Class B 1.35% ................................     $  105.90         $     132.83      $       96.14
Net assets of other products offered by Separate
 Account FP (000's) .............................................     $     106         $      8,787      $      12,483

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2001


                                                                        EQ/MFS           EQ/MFS
                                                                   Investors Trust      Research
                                                                  ----------------- ----------------
Assets:
Investments in shares of The Trust, at fair value ...............    $ 4,121,986      $ 57,601,743
Receivable for Trust shares sold ................................          8,883         1,222,382
Receivable for policy-related transactions ......................             --                --
                                                                     -----------      ------------
  Total assets ..................................................      4,130,869        58,824,125
                                                                     -----------      ------------
Liabilities:
Payable for Trust shares purchased ..............................             --                --
Payable for policy-related transactions .........................         35,338         1,222,364
                                                                     -----------      ------------
  Total liabilities .............................................         35,338         1,222,364
                                                                     -----------      ------------
Net Assets ......................................................    $ 4,095,531      $ 57,601,761
                                                                     ===========      ============
Net Assets:
Accumulation Units ..............................................    $ 4,077,341      $ 57,536,534
Accumulation nonunitized ........................................             --                --
Retained by Equitable Life in Separate Account FP ...............         18,190            65,227
                                                                     -----------      ------------
Total net assets ................................................    $ 4,095,531      $ 57,601,761
                                                                     ===========      ============
Investments in shares of The Trust, at cost .....................    $ 4,532,668      $ 63,150,896
Trust shares held
 Class A ........................................................             --                --
 Class B ........................................................        459,475         5,127,746
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................              6                82
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............             41               323
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................             --                --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............             --                --
Survivorship Incentive Life - Class B 0.60% .....................             --                17
Survivorship 2000 - Class B 0.90% ...............................             --                --
Accumulator Life - Class B 1.35% ................................             --                --
Other products offered by Separate Account FP ...................              1                32
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................    $     86.36      $     131.34
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............    $     85.03      $     127.70
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................    $        --      $         --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............    $        --      $         --
Survivorship Incentive Life - Class B 0.60% .....................    $        --      $      85.96
Survivorship 2000 - Class B 0.90% ...............................    $        --      $         --
Accumulator Life - Class B 1.35% ................................    $     84.83      $      88.20
Net assets of other products offered by Separate
 Account FP (000's) .............................................    $        84      $      4,032



                                                                         EQ/Putnam               EQ/Putnam
                                                                   Growth & Income Value   International Equity
                                                                  ----------------------- ----------------------
Assets:
Investments in shares of The Trust, at fair value ...............      $ 29,065,646            $ 2,328,455
Receivable for Trust shares sold ................................                --                     --
Receivable for policy-related transactions ......................             4,489                     25
                                                                       ------------            -----------
  Total assets ..................................................        29,070,135              2,328,480
                                                                       ------------            -----------
Liabilities:
Payable for Trust shares purchased ..............................             8,994                     --
Payable for policy-related transactions .........................                --                     --
                                                                       ------------            -----------
  Total liabilities .............................................             8,994                     --
                                                                       ------------            -----------
Net Assets ......................................................      $ 29,061,141            $ 2,328,480
                                                                       ============            ===========
Net Assets:
Accumulation Units ..............................................      $ 29,004,102            $ 2,326,292
Accumulation nonunitized ........................................                --                     --
Retained by Equitable Life in Separate Account FP ...............            57,039                  2,188
                                                                       ------------            -----------
Total net assets ................................................      $ 29,061,141            $ 2,328,480
                                                                       ============            ===========
Investments in shares of The Trust, at cost .....................      $ 30,524,807            $ 2,614,316
Trust shares held
 Class A ........................................................                --                     --
 Class B ........................................................         2,577,866                222,527
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................                42                     --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............               159                     --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................                --                     17
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............                --                     --
Survivorship Incentive Life - Class B 0.60% .....................                16                      6
Survivorship 2000 - Class B 0.90% ...............................                --                     --
Accumulator Life - Class B 1.35% ................................                --                     --
Other products offered by Separate Account FP ...................                18                     --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................      $     128.70            $        --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............      $     125.14            $        --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................      $         --            $    102.91
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............      $         --            $        --
Survivorship Incentive Life - Class B 0.60% .....................      $      87.82            $    100.79
Survivorship 2000 - Class B 0.90% ...............................      $         --            $    101.85
Accumulator Life - Class B 1.35% ................................      $      95.74            $     91.80
Net assets of other products offered by Separate
 Account FP (000's) .............................................      $      2,222            $        --


                                                                       EQ/Putnam        EQ/Small
                                                                   Investors Growth   Company Index
                                                                  ------------------ --------------
Assets:
Investments in shares of The Trust, at fair value ...............    $ 1,498,463       $ 564,881
Receivable for Trust shares sold ................................        112,543          20,033
Receivable for policy-related transactions ......................             --              --
                                                                     -----------       ---------
  Total assets ..................................................      1,611,006         584,914
                                                                     -----------       ---------
Liabilities:
Payable for Trust shares purchased ..............................        112,518              --
Payable for policy-related transactions .........................             --              --
                                                                     -----------       ---------
  Total liabilities .............................................        112,518              --
                                                                     -----------       ---------
Net Assets ......................................................    $ 1,498,488       $ 584,914
                                                                     ===========       =========
Net Assets:
Accumulation Units ..............................................    $ 1,497,090       $ 564,320
Accumulation nonunitized ........................................             --              --
Retained by Equitable Life in Separate Account FP ...............          1,398          20,594
                                                                     -----------       ---------
Total net assets ................................................    $ 1,498,488       $ 584,914
                                                                     ===========       =========
Investments in shares of The Trust, at cost .....................    $ 1,767,443       $ 533,769
Trust shares held
 Class A ........................................................        115,024          61,758
 Class B ........................................................             --              --
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................             --              --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............             --              --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................             13               5
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............             --              --
Survivorship Incentive Life - Class B 0.60% .....................              4              --
Survivorship 2000 - Class B 0.90% ...............................             --              --
Accumulator Life - Class B 1.35% ................................
Other products offered by Separate Account FP ...................             --              --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class
 A and B 0.00% ..................................................    $        --       $      --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60% .............    $        --       $      --
Incentive Life 2000 Sales 1999 and after, Incentive Life
 Plus - Class B 0.60% ...........................................    $     86.79       $  113.24
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life, Incentive Life Plus - Class B 0.60% ............    $        --       $      --
Survivorship Incentive Life - Class B 0.60% .....................    $     76.19       $  111.79
Survivorship 2000 - Class B 0.90% ...............................    $     85.89       $  112.07
Accumulator Life - Class B 1.35% ................................    $     74.09       $  101.48
Net assets of other products offered by Separate
 Account FP (000's) .............................................    $        --       $      --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/Aggressive Stock
                                                  ---------------------------------------------------
                                                         2001              2000             1999
                                                  ----------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $    3,459,227    $    3,434,784    $   3,163,286
 Expenses:
  Mortality and expense risk charges ............       3,763,915         5,519,701        5,481,701
                                                   --------------    --------------    -------------
Net Investment Income (Loss) ....................        (304,688)       (2,084,917)      (2,318,415)
                                                   --------------    --------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........    (212,487,401)       67,261,897      (27,888,194)
  Realized gain distribution from The Trust .....              --        62,772,904       61,642,419
                                                   --------------    --------------    -------------
 Net realized gain (loss) .......................    (212,487,401)      130,034,801       33,754,225
                                                   --------------    --------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments .................       3,263,156      (261,224,627)     132,094,676
                                                   --------------    --------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................    (209,224,245)     (131,189,826)     165,848,901
                                                   --------------    --------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $ (209,528,933)   $ (133,274,743)   $ 163,530,486
                                                   ==============    ==============    =============



                                                                EQ/Alliance Common Stock
                                                  ----------------------------------------------------
                                                         2001               2000             1999
                                                  ----------------- ------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $   66,366,976    $      20,631,257   $ 20,107,533
 Expenses:
  Mortality and expense risk charges ............      16,024,667           19,465,147     19,069,959
                                                   --------------    -----------------   ------------
Net Investment Income (Loss) ....................      50,342,309            1,166,110      1,037,574
                                                   --------------    -----------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........    (102,598,622)         227,158,194    221,690,581
  Realized gain distribution from The Trust .....       3,428,990          596,359,479    497,324,765
                                                   --------------    -----------------   ------------
 Net realized gain (loss) .......................     (99,169,632)         823,517,673    719,015,346
                                                   --------------    -----------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments .................    (277,010,784)      (1,333,854,337)    13,099,046
                                                   --------------    -----------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................    (376,180,416)        (510,336,664)   732,114,392
                                                   --------------    -----------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $ (325,838,107)   $    (509,170,554)  $733,151,966
                                                   ==============    =================   ============


                                                                   EQ/AllianceHigh Yield
                                                  ----------------------------------------------------
                                                        2001               2000             1999
                                                  ----------------   ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $   11,845,816     $  14,140,763    $  17,378,455
 Expenses:
  Mortality and expense risk charges ............         663,565           730,110          889,065
                                                   --------------     -------------    -------------
Net Investment Income (Loss) ....................      11,182,251        13,410,653       16,489,390
                                                   --------------     -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........     (19,177,544)      (14,615,073)     (15,192,553)
  Realized gain distribution from The Trust .....              --                --          161,999
                                                   --------------     -------------    -------------
 Net realized gain (loss) .......................     (19,177,544)      (14,615,073)     (15,030,554)
                                                   --------------     -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments .................       8,741,806       (11,205,680)      (7,843,498)
                                                   --------------     -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................     (10,435,738)      (25,820,753)     (22,874,052)
                                                   --------------     -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $      746,513     $ (12,410,100)   $  (6,384,662)
                                                   ==============     =============    =============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance Money Market
                                                  ----------------------------------------------
                                                       2001            2000            1999
                                                  -------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $ 14,248,528   $   20,530,134   $13,943,193
 Expenses:
  Mortality and expense risk charges ............     2,107,718        1,779,469     1,613,234
                                                   ------------   --------------   -----------
Net Investment Income (Loss) ....................    12,140,810       18,750,665    12,329,959
                                                   ------------   --------------   -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........    (1,312,388)      13,088,236       517,935
  Realized gain distribution from The Trust .....            --          429,300        10,344
                                                   ------------   --------------   -----------
 Net realized gain (loss) .......................    (1,312,388)      13,517,536       528,279
                                                   ------------   --------------   -----------
 Change in unrealized appreciation
  (depreciation) of investments .................     2,210,091      (12,753,418)     (219,635)
                                                   ------------   --------------   -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................       897,703          764,118       308,644
                                                   ------------   --------------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $ 13,038,513   $   19,514,783   $12,638,603
                                                   ============   ==============   ===========



                                                           EQ/Alliance Premier Growth (a)
                                                  -------------------------------------------------
                                                         2001             2000            1999
                                                  ----------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $        9,667    $   2,922,865     $   30,540
 Expenses:
  Mortality and expense risk charges ............         955,890        2,519,013         63,730
                                                   --------------    -------------     ----------
Net Investment Income (Loss) ....................        (946,223)         403,852        (33,190)
                                                   --------------    -------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........    (127,060,769)       1,799,789         83,605
  Realized gain distribution from The Trust .....              --               --        106,890
                                                   --------------    -------------     ----------
 Net realized gain (loss) .......................    (127,060,769)       1,799,789        190,495
                                                   --------------    -------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments .................      66,507,612      (83,349,563)     5,068,707
                                                   --------------    -------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................     (60,553,157)     (81,549,774)     5,259,202
                                                   --------------    -------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $  (61,499,380)   $ (81,145,922)    $5,226,012
                                                   ==============    =============     ==========


                                                              EQ/Alliance Small Cap Growth
                                                  --------------------------------------------------
                                                        2001              2000             1999
                                                  ----------------  ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $   1,582,483     $           --    $        --
 Expenses:
  Mortality and expense risk charges ............        753,493            616,222        284,347
                                                   -------------     --------------    -----------
Net Investment Income (Loss) ....................        828,990           (616,222)      (284,347)
                                                   -------------     --------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........    (29,857,146)        35,932,898      4,345,484
  Realized gain distribution from The Trust .....        647,769         16,396,188             --
                                                   -------------     --------------    -----------
 Net realized gain (loss) .......................    (29,209,377)        52,329,086      4,345,484
                                                   -------------     --------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments .................     10,471,452        (35,002,229)    15,295,322
                                                   -------------     --------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................    (18,737,925)        17,326,857     19,640,806
                                                   -------------     --------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $ (17,908,935)    $   16,710,635    $19,356,459
                                                   =============     ==============    ===========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Alliance Technology (c)
                                                  ---------------------------------
                                                        2001             2000
                                                  ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $       5,346    $          --
 Expenses:
  Mortality and expense risk charges ............        221,007           76,288
                                                   -------------    -------------
Net Investment Income (Loss) ....................       (215,661)         (76,288)
                                                   -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........    (18,298,009)        (506,295)
  Realized gain distribution from The Trust .....             --               --
                                                   -------------    -------------
 Net realized gain (loss) .......................     18,298,009         (506,295)
                                                   -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments .................      7,601,879      (10,564,821)
                                                   -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................    (10,696,130)     (11,071,116)
                                                   -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $ (10,911,791)   $ (11,147,404)
                                                   =============    =============


                                                                                                     EQ/Bernstein Diversified
                                                                     EQ/Balanced                               Value
                                                  ------------------------------------------------- ---------------------------
                                                        2001              2000            1999            2001          2000
                                                  ---------------- ----------------- -------------- --------------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $  18,337,028    $    17,202,195   $14,371,360    $     717,948   $  4,179
 Expenses:
  Mortality and expense risk charges ............      3,720,250          3,249,089     3,107,759          236,038        875
                                                   -------------    ---------------   -----------    -------------   --------
Net Investment Income (Loss) ....................     14,616,778         13,953,106    11,263,601          481,910      3,304
                                                   -------------    ---------------   -----------    -------------   --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........     (7,624,110)         7,620,389     9,085,444         (429,986)    (2,223)
  Realized gain distribution from The Trust .....             --         84,212,310    50,638,464        1,424,280         --
                                                   -------------    ---------------   -----------    -------------   --------
 Net realized gain (loss) .......................     (7,624,110)        91,832,699    59,723,908          994,294     (2,223)
                                                   -------------    ---------------   -----------    -------------   --------
 Change in unrealized appreciation
  (depreciation) of investments .................    (31,738,236)      (115,634,605)   11,891,088       (2,419,314)    10,394
                                                   -------------    ---------------   -----------    -------------   --------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................    (39,362,346)       (23,801,906)   71,614,996       (1,425,020)     8,171
                                                   -------------    ---------------   -----------    -------------   --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $ (24,745,568)   $    (9,848,800)  $82,878,597    $    (943,110)  $ 11,475
                                                   =============    ===============   ===========    =============   ========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/Capital Guardian
                                                         International          EQ/Capital Guardian Research (b)
                                                  ---------------------------- ----------------------------------
                                                       2001           2000         2001        2000       1999
                                                  -------------- ------------- ------------ ---------- ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................   $   10,401     $   1,103    $   15,176   $35,181    $   280
 Expenses:
  Mortality and expense risk charges ............        3,279           873        21,187     5,502        209
                                                    ----------     ---------    ----------   -------    -------
Net Investment Income (Loss) ....................        7,122           230        (6,011)   29,679         71
                                                    ----------     ---------    ----------   -------    -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........      (15,224)       (3,406)      (96,597)   30,415      2,810
  Realized gain distribution from The Trust .....           --         2,482            --        --         27
                                                    ----------     ---------    ----------   -------    -------
 Net realized gain (loss) .......................      (15,224)         (924)      (96,597)   30,415      2,837
                                                    ----------     ---------    ----------   -------    -------
 Change in unrealized appreciation
  (depreciation) of investments .................      (92,323)      (51,223)      105,383     9,596     11,093
                                                    ----------     ---------    ----------   -------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................     (107,547)      (52,147)        8,786    40,011     13,930
                                                    ----------     ---------    ----------   -------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................   $ (100,425)    $ (51,917)   $    2,775   $69,690    $14,001
                                                    ==========     =========    ==========   =======    =======


                                                   EQ/Capital Guardian U.S. Equity
                                                                 (b)
                                                  ---------------------------------
                                                      2001        2000       1999
                                                  ------------ ---------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $  24,798    $34,131    $ 1,159
 Expenses:
  Mortality and expense risk charges ............     21,388      5,877        378
                                                   ---------    -------    -------
Net Investment Income (Loss) ....................      3,410     28,254        781
                                                   ---------    -------    -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........    (56,949)    16,165        451
  Realized gain distribution from The Trust .....         --      5,315      1,508
                                                   ---------    -------    -------
 Net realized gain (loss) .......................    (56,949)    21,480      1,959
                                                   ---------    -------    -------
 Change in unrealized appreciation
  (depreciation) of investments .................    154,385      6,999     17,325
                                                   ---------    -------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................     97,436     28,479     19,284
                                                   ---------    -------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $ 100,846    $56,733    $20,065
                                                   =========    =======    =======


                                                             EQ/Emerging Markets Equity
                                                  ------------------------------------------------
                                                        2001             2000            1999
                                                  ---------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $          --    $   3,734,636    $        --
 Expenses:
  Mortality and expense risk charges ............        164,902          225,716         66,405
                                                   -------------    -------------    -----------
Net Investment Income (Loss) ....................       (164,902)       3,508,920        (66,405)
                                                   -------------    -------------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........    (15,753,531)       3,112,222        363,825
  Realized gain distribution from The Trust .....         53,866        1,317,840        394,053
                                                   -------------    -------------    -----------
 Net realized gain (loss) .......................    (15,699,665)       4,430,062        757,878
                                                   -------------    -------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments .................     13,760,152      (36,201,861)    13,987,219
                                                   -------------    -------------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................     (1,939,513)     (31,771,799)    14,745,097
                                                   -------------    -------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $  (2,104,415)   $ (28,262,879)   $14,678,692
                                                   =============    =============    ===========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Equity 500 Index
                                                 --------------------------------------------------
                                                       2001              2000             1999
                                                 ---------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .....................  $   6,734,669    $    4,807,410    $  7,575,355
 Expenses:
  Mortality and expense risk charges ...........      3,292,002         3,730,581       3,729,959
                                                  -------------    --------------    ------------
Net Investment Income (Loss) ...................      3,442,667         1,076,829       3,845,396
                                                  -------------    --------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........    (50,673,179)      125,289,487      21,008,249
  Realized gain distribution from The Trust ....        330,459        29,072,151       6,196,508
                                                  -------------    --------------    ------------
 Net realized gain (loss) ......................    (50,342,720)      154,361,638      27,204,757
                                                  -------------    --------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ................    (34,420,555)     (231,136,418)     92,088,291
                                                  -------------    --------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................    (84,763,275)      (76,774,780)    119,293,048
                                                  -------------    --------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................  $ (81,320,608)   $  (75,697,951)   $123,138,444
                                                  =============    ==============    ============



                                                       EQ/Evergreen Omega (a)           EQ/FI Mid Cap (d)
                                                 ----------------------------------- ------------------------
                                                      2001         2000       1999        2001         2000
                                                 ------------- ------------ -------- -------------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .....................  $      110    $   1,189    $   99    $   21,223    $ 2,614
 Expenses:
  Mortality and expense risk charges ...........       4,270        1,838        18        44,269        895
                                                  ----------    ---------    ------    ----------    -------
Net Investment Income (Loss) ...................      (4,160)        (649)       81       (23,046)     1,719
                                                  ----------    ---------    ------    ----------    -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........     (39,991)     (18,345)       20      (487,515)    22,280
  Realized gain distribution from The Trust ....          --           --        --            --         --
                                                  ----------    ---------    ------    ----------    -------
 Net realized gain (loss) ......................     (39,991)     (18,345)       20      (487,515)    22,280
                                                  ----------    ---------    ------    ----------    -------
 Change in unrealized appreciation
  (depreciation) of investments ................     (69,937)     (47,080)    1,450       115,983     45,777
                                                  ----------    ---------    ------    ----------    -------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................    (109,928)     (65,425)    1,470      (371,532)    68,057
                                                  ----------    ---------    ------    ----------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................  $ (114,088)   $ (66,074)   $1,551    $ (394,578)   $69,776
                                                  ==========    =========    ======    ==========    =======


                                                           EQ/FI Small/Mid Cap Value
                                                 -------------------------------------------
                                                      2001          2000           1999
                                                 ------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .....................  $  400,316    $  355,229    $      67,108
 Expenses:
  Mortality and expense risk charges ...........     275,246       171,556          180,999
                                                  ----------    ----------    -------------
Net Investment Income (Loss) ...................     125,070       183,673         (113,891)
                                                  ----------    ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ..........     138,857      (925,533)      (1,591,217)
  Realized gain distribution from The Trust ....          --            --               --
                                                  ----------    ----------    -------------
 Net realized gain (loss) ......................     138,857      (925,533)      (1,591,217)
                                                  ----------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ................   2,231,073     2,355,805        1,920,459
                                                  ----------    ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments ...................................   2,369,930     1,430,272          329,242
                                                  ----------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .....................  $2,495,000    $1,613,945    $     215,351
                                                  ==========    ==========    =============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                              EQ/International Equity Index       EQ/J.P. Morgan Core Bond
                                             -------------------------------- --------------------------------
                                                 2001         2000      1999      2001       2000       1999
                                             ------------ ------------ ------ ----------- ---------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .................  $     678    $     408    $ 9    $ 180,944   $50,306    $  100
 Expenses:
  Mortality and expense risk charges .......      1,278          449      1       14,358     1,900         1
                                              ---------    ---------    ---    ---------   -------    ------
Net Investment Income (Loss) ...............       (600)         (41)     8      166,586    48,406        99
                                              ---------    ---------    ---    ---------   -------    ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ......    (35,383)        (873)    --       25,154       908        --
  Realized gain distribution from The Trust         339        4,474      9       45,303        --        --
                                              ---------    ---------    ---    ---------   -------    ------
 Net realized gain (loss) ..................    (35,044)       3,601      9       70,457       908        --
                                              ---------    ---------    ---    ---------   -------    ------
 Change in unrealized appreciation
  (depreciation) of investments ............    (12,786)     (19,166)    69      (95,335)    2,005      (116)
                                              ---------    ---------    ---    ---------   -------    ------
Net Realized and Unrealized Gain (Loss) on
 Investments ...............................    (47,830)     (15,565)    78       24,878     2,913      (116)
                                              ---------    ---------    ---    ---------   -------    ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .................  $ (48,430)   $ (15,606)   $86    $ 141,708   $51,319    $  (17)
                                              =========    =========    ===    =========   =======    ======


                                                                           EQ/Lazard Small Cap
                                             EQ/Janus Large Cap Growth (d)      Value (d)        EQ/Marsico Focus (e)
                                             ----------------------------- -------------------- ----------------------
                                                   2001           2000        2001       2000            2001
                                             --------------- ------------- ---------- --------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .................  $      1,409    $    4,295    $ 69,440   $3,005           $   --
 Expenses:
  Mortality and expense risk charges .......        45,823         2,998       4,612      227              365
                                              ------------    ----------    --------   ------           ------
Net Investment Income (Loss) ...............       (44,414)        1,297      64,828    2,778             (365)
                                              ------------    ----------    --------   ------           ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ......    (1,095,410)       (3,341)     24,927      250              159
  Realized gain distribution from The Trust             --            --     112,835       --               --
                                              ------------    ----------    --------   ------           ------
 Net realized gain (loss) ..................    (1,095,410)       (3,341)    137,762      250              159
                                              ------------    ----------    --------   ------           ------
 Change in unrealized appreciation
  (depreciation) of investments ............    (1,003,017)     (280,573)     20,327    6,143            8,459
                                              ------------    ----------    --------   ------           ------
Net Realized and Unrealized Gain (Loss) on
 Investments ...............................    (2,098,427)     (283,914)    158,089    6,393            8,618
                                              ------------    ----------    --------   ------           ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .................  $ (2,142,841)   $ (282,617)   $222,917   $9,171           $8,253
                                              ============    ==========    ========   ======           ======

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                              EQ/Mercury Basic Value Equity
                                        -----------------------------------------
                                             2001          2000          1999
                                        ------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ............  $2,910,068    $2,558,007    $  468,257
 Expenses:
  Mortality and expense risk charges ..     370,568       229,991       153,456
                                         ----------    ----------    ----------
Net Investment Income (Loss) ..........   2,539,500     2,328,016       314,801
                                         ----------    ----------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .     164,816       622,843       426,168
  Realized gain distribution from The
   Trust ..............................   2,018,991     2,512,090     1,963,197
                                         ----------    ----------    ----------
 Net realized gain (loss) .............   2,183,807     3,134,933     2,389,365
                                         ----------    ----------    ----------
 Change in unrealized appreciation
  (depreciation) of investments .......    (467,046)       80,020     1,362,581
                                         ----------    ----------    ----------
Net Realized and Unrealized Gain (Loss)
 on Investments .......................   1,716,761     3,214,953     3,751,946
                                         ----------    ----------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............  $4,256,261    $5,542,969    $4,066,747
                                         ==========    ==========    ==========


                                                 EQ/MFS Emerging Growth Companies           EQ/MFS Investors Trust (a)
                                        --------------------------------------------------- ---------------------------
                                               2001              2000             1999           2001          2000
                                        ----------------- ----------------- --------------- -------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ............  $       56,327    $    6,008,229     $        --     $   17,243    $   7,045
 Expenses:
  Mortality and expense risk charges ..       1,308,762         1,768,620         640,976         17,100        5,820
                                         --------------    --------------     -----------     ----------    ---------
Net Investment Income (Loss) ..........      (1,252,435)        4,239,609        (640,976)           143        1,225
                                         --------------    --------------     -----------     ----------    ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .     (79,597,391)       28,942,316      13,577,250        (95,215)      13,705
  Realized gain distribution from The
   Trust ..............................              --        13,303,804       3,969,879             --           --
                                         --------------    --------------     -----------     ----------    ---------
 Net realized gain (loss) .............     (79,597,391)       42,246,120      17,547,129        (95,215)      13,705
                                         --------------    --------------     -----------     ----------    ---------
 Change in unrealized appreciation
  (depreciation) of investments .......     (29,752,357)     (121,109,758)     70,081,784       (389,623)     (41,696)
                                         --------------    --------------     -----------     ----------    ---------
Net Realized and Unrealized Gain (Loss)
 on Investments .......................    (109,349,748)      (78,863,638)     87,628,913       (484,838)     (27,991)
                                         --------------    --------------     -----------     ----------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............  $ (110,602,183)   $  (74,624,029)    $86,987,937     $ (484,695)   $ (26,766)
                                         ==============    ==============     ===========     ==========    =========


                                          EQ/MFS
                                         Investors
                                         Trust (a)                   EQ/MFS Research
                                        ----------- -----------------------------------------------
                                            1999          2001             2000            1999
                                        ----------- ---------------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ............   $ 1,268    $      68,268    $     527,991    $   52,831
 Expenses:
  Mortality and expense risk charges ..       431          321,416          322,223       208,639
                                          -------    -------------    -------------    ----------
Net Investment Income (Loss) ..........       837         (253,148)         205,768      (155,808)
                                          -------    -------------    -------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .      (227)     (17,827,122)       6,836,827       995,232
  Realized gain distribution from The
   Trust ..............................        --        1,459,930        5,191,785     1,086,222
                                          -------    -------------    -------------    ----------
 Net realized gain (loss) .............      (227)     (16,367,192)      12,028,612     2,081,454
                                          -------    -------------    -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments .......    20,637        1,531,301      (17,114,439)    6,720,924
                                          -------    -------------    -------------    ----------
Net Realized and Unrealized Gain (Loss)
 on Investments .......................    20,410      (14,835,891)      (5,085,827)    8,802,378
                                          -------    -------------    -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............   $21,247    $ (15,089,039)   $  (4,880,059)   $8,646,570
                                          =======    =============    =============    ==========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Putnam Growth & Income Value         EQ/Putnam International Equity
                                                  --------------------------------------------- ---------------------------------
                                                        2001           2000           1999           2001         2000      1999
                                                  --------------- ------------- --------------- ------------- ------------ ------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $    271,562    $  237,259    $     278,910   $   16,774    $   63,790   $12
 Expenses:
  Mortality and expense risk charges ............       133,534       111,139          110,374       10,235         1,787    --
                                                   ------------    ----------    -------------   ----------    ----------   ---
Net Investment Income (Loss) ....................       138,028       126,120          168,536        6,539        62,003    12
                                                   ------------    ----------    -------------   ----------    ----------   ---
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........      (289,234)     (439,753)         276,186     (213,457)      (23,560)   --
  Realized gain distribution from The Trust .....            --            --        1,499,307          152        93,565    37
                                                   ------------    ----------    -------------   ----------    ----------   ---
 Net realized gain (loss) .......................      (289,234)     (439,753)       1,775,493     (213,305)       70,005    37
                                                   ------------    ----------    -------------   ----------    ----------   ---
 Change in unrealized appreciation
  (depreciation) of investments .................    (1,766,064)    1,779,700       (2,633,398)    (127,410)     (158,452)    1
                                                   ------------    ----------    -------------   ----------    ----------   ---
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................    (2,055,298)    1,339,947         (857,905)    (340,715)      (88,447)   38
                                                   ------------    ----------    -------------   ----------    ----------   ---
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $ (1,917,270)   $1,466,067    $    (689,369)  $ (334,176)   $  (26,444)  $50
                                                   ============    ==========    =============   ==========    ==========   ===


                                                        EQ/Putnam Investors Growth        EQ/Small Company Index
                                                  --------------------------------------- -----------------------
                                                       2001          2000         1999        2001        2000
                                                  ------------- -------------- ---------- ----------- -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ......................  $       --     $    3,422      $ --     $  3,038    $  3,213
 Expenses:
  Mortality and expense risk charges ............       6,498          1,990        5         1,415         101
                                                   ----------     ----------      ----     --------    --------
Net Investment Income (Loss) ....................      (6,498)         1,432         (5)      1,623       3,112
                                                   ----------     ----------      ------   --------    --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........     (90,894)       (11,011)       1        (5,895)       (102)
  Realized gain distribution from The Trust .....          --          1,267      223           260       2,875
                                                   ----------     ----------      -----    --------    --------
 Net realized gain (loss) .......................     (90,894)        (9,744)     224        (5,635)      2,773
                                                   ----------     ----------      -----    --------    --------
 Change in unrealized appreciation
  (depreciation) of investments .................    (153,864)      (115,853)     736        38,966      (7,854)
                                                   ----------     ----------      -----    --------    --------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................    (244,758)      (125,597)     960        33,331      (5,081)
                                                   ----------     ----------      -----    --------    --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................  $ (251,256)    $ (124,165)     $955     $ 34,954    $ (1,969)
                                                   ==========     ==========      =====    ========    ========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.


The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                          EQ/Aggressive Stock
                                                                         ------------------------------------------------------
                                                                                2001              2000              1999
                                                                         ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..........................................  $      (304,688)  $    (2,084,917)   $   (2,318,415)
 Net realized gain (loss) on investments ...............................     (212,487,401)      130,034,801        33,754,225
 Change in unrealized appreciation (depreciation) on investments .......        3,263,156      (261,224,627)      132,094,676
                                                                          ---------------   ---------------    --------------
 Net increase (decrease) in net assets from operations .................     (209,528,933)     (133,274,743)      163,530,486
                                                                          ---------------   ---------------    --------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ................................       96,108,525       122,336,721       145,241,493
  Transfers between funds and guaranteed interest account, net .........      (44,712,711)     (113,067,315)     (131,040,290)
  Transfers for contract benefits and terminations .....................      (33,567,150)      (41,817,294)      (41,821,443)
  Contract maintenance charges .........................................      (49,339,864)      (53,052,495)      (57,256,360)
                                                                          ---------------   ---------------    --------------
Net increase (decrease) in net assets from contractowners transactions .      (31,511,200)      (85,600,383)      (84,876,600)
                                                                          ---------------   ---------------    --------------
Net increase (decrease) in amount retained by Equitable Life in Separate
 Account FP ............................................................           73,978      (221,437,380)        2,197,124
                                                                          ---------------   ---------------    --------------
Increase (Decrease) in Net Assets ......................................     (240,966,155)      (21,327,952)       80,851,010
Net Assets - Beginning of Period .......................................      830,607,683     1,052,045,063       971,194,053
                                                                          ---------------   ---------------    --------------
Net Assets - End of Period .............................................  $   589,641,528   $   830,607,683    $1,052,045,063
                                                                          ===============   ===============    ==============


                                                                                         EQ/Alliance Common Stock
                                                                         --------------------------------------------------------
                                                                                2001                2000               1999
                                                                         ------------------ ------------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..........................................   $   50,342,309    $       1,166,110   $    1,037,574
 Net realized gain (loss) on investments ...............................      (99,169,632)         823,517,673      719,015,346
 Change in unrealized appreciation (depreciation) on investments .......     (277,010,784)      (1,333,854,337)      13,099,046
                                                                           --------------    -----------------   --------------
 Net increase (decrease) in net assets from operations .................     (325,838,107)        (509,170,554)     733,151,966
                                                                           --------------    -----------------   --------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ................................      316,285,256          358,046,737      361,261,385
  Transfers between funds and guaranteed interest account, net .........     (103,425,024)        (396,289,850)      (6,084,277)
  Transfers for contract benefits and terminations .....................     (112,788,632)        (129,262,766)    (107,811,075)
  Contract maintenance charges .........................................     (151,157,302)        (147,249,534)    (138,531,902)
                                                                           --------------    -----------------   --------------
Net increase (decrease) in net assets from contractowners transactions .      (51,085,702)        (314,755,413)     108,834,130
                                                                           --------------    -----------------   --------------
Net increase (decrease) in amount retained by Equitable Life in Separate
 Account FP ............................................................          162,962            3,190,692       (5,343,344)
                                                                           --------------    -----------------   --------------
Increase (Decrease) in Net Assets ......................................     (376,760,847)        (820,735,275)     836,642,752
Net Assets - Beginning of Period .......................................    2,959,133,917        3,779,869,192    2,943,226,440
                                                                           --------------    -----------------   --------------
Net Assets - End of Period .............................................   $2,582,373,070    $   2,959,133,917   $3,779,869,192
                                                                           ==============    =================   ==============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       EQ/Alliance High Yield
                                                                         --------------------------------------------------
                                                                               2001             2000             1999
                                                                         ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..........................................  $  11,182,251    $  13,410,653    $  16,489,390
 Net realized gain (loss) on investments ...............................    (19,177,544)     (14,615,073)     (15,030,554)
 Change in unrealized appreciation (depreciation) on investments .......      8,741,806      (11,205,680)      (7,843,498)
                                                                          -------------    -------------    -------------
 Net increase (decrease) in net assets from operations .................        746,513      (12,410,100)      (6,384,662)
                                                                          -------------    -------------    -------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ................................     18,089,741       24,114,311       30,001,760
  Transfers between funds and guaranteed interest account, net .........     (3,097,120)     (21,187,150)     (27,719,490)
  Transfers for contract benefits and terminations .....................     (6,596,529)      (6,510,833)      (7,404,940)
  Contract maintenance charges .........................................     (9,310,362)      (9,706,663)     (11,174,876)
                                                                          -------------    -------------    -------------
Net increase (decrease) in net assets from contractowners transactions .       (914,270)     (13,290,335)     (16,297,546)
                                                                          -------------    -------------    -------------
Net increase (decrease) in amount retained by Equitable Life in Separate
 Account FP ............................................................         (4,036)      (2,037,976)       2,143,697
                                                                          -------------    -------------    -------------
Increase (Decrease) in Net Assets ......................................       (171,793)     (27,738,411)     (20,538,511)
Net Assets - Beginning of Period .......................................    122,096,071      149,834,482      170,372,993
                                                                          -------------    -------------    -------------
Net Assets - End of Period .............................................  $ 121,924,278    $ 122,096,071    $ 149,834,482
                                                                          =============    =============    =============


                                                                                       EQ/Alliance Money Market
                                                                         -----------------------------------------------------
                                                                                2001              2000              1999
                                                                         ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..........................................  $    12,140,810   $    18,750,665   $    12,329,959
 Net realized gain (loss) on investments ...............................       (1,312,388)       13,517,536           528,279
 Change in unrealized appreciation (depreciation) on investments .......        2,210,091       (12,753,418)         (219,635)
                                                                          ---------------   ---------------   ---------------
 Net increase (decrease) in net assets from operations .................       13,038,513        19,514,783        12,638,603
                                                                          ---------------   ---------------   ---------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ................................      281,063,327       261,734,365       231,007,033
  Transfers between funds and guaranteed interest account, net .........     (148,469,048)     (159,392,173)     (102,498,970)
  Transfers for contract benefits and terminations .....................      (27,698,359)      (33,650,289)      (22,889,296)
  Contract maintenance charges .........................................      (33,347,788)      (30,749,863)      (29,994,931)
                                                                          ---------------   ---------------   ---------------
Net increase (decrease) in net assets from contractowners transactions .       71,548,132        37,942,040        75,623,836
                                                                          ---------------   ---------------   ---------------
Net increase (decrease) in amount retained by Equitable Life in Separate
 Account FP ............................................................          113,926        (2,047,311)        1,075,796
                                                                          ---------------   ---------------   ---------------
Increase (Decrease) in Net Assets ......................................       84,700,571        55,409,512        89,338,235
Net Assets - Beginning of Period .......................................      399,837,889       344,428,377       255,090,142
                                                                          ---------------   ---------------   ---------------
Net Assets - End of Period .............................................  $   484,538,460   $   399,837,889   $   344,428,377
                                                                          ===============   ===============   ===============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/Alliance Premier Growth (a)
                                                                         -------------------------------------------------
                                                                                2001             2000            1999
                                                                         ----------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..........................................  $      (946,223)  $     403,852    $   (33,190)
 Net realized gain (loss) on investments ...............................     (127,060,769)      1,799,789        190,495
 Change in unrealized appreciation (depreciation) on investments .......       66,507,612     (83,349,563)     5,068,707
                                                                          ---------------   -------------    -----------
 Net increase (decrease) in net assets from operations .................      (61,499,380)    (81,145,922)     5,226,012
                                                                          ---------------   -------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ................................       35,081,429      32,898,694      6,362,938
  Transfers between funds and guaranteed interest account, net .........     (256,325,233)    418,028,445     40,600,125
  Transfers for contract benefits and terminations .....................       (4,042,683)     (4,487,489)      (346,799)
  Contract maintenance charges .........................................      (10,065,785)     (6,486,655)      (628,821)
                                                                          ---------------   -------------    -----------
Net increase (decrease) in net assets from contractonwers transactions .     (235,352,272)    439,952,995     45,987,443
                                                                          ---------------   -------------    -----------
Net increase (decrease) in amount retained by Equitable Life in Separate
 Account FP ............................................................           28,641           7,014          3,902
                                                                          ---------------   -------------    -----------
Increase (Decrease) in Net Assets ......................................     (296,823,011)    358,814,087     51,217,357
Net Assets - Beginning of Period .......................................      410,031,444      51,217,357             --
                                                                          ---------------   -------------    -----------
Net Assets - End of Period .............................................  $   113,208,433   $ 410,031,444    $51,217,357
                                                                          ===============   =============    ===========


                                                                                   EQ/Alliance Small Cap Growth
                                                                         ------------------------------------------------
                                                                               2001             2000            1999
                                                                         ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..........................................  $     828,990    $    (616,222)   $   (284,347)
 Net realized gain (loss) on investments ...............................    (29,209,377)      52,329,086       4,345,484
 Change in unrealized appreciation (depreciation) on investments .......     10,471,452      (35,002,229)     15,295,322
                                                                          -------------    -------------    ------------
 Net increase (decrease) in net assets from operations .................    (17,908,935)      16,710,635      19,356,459
                                                                          -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ................................     27,628,862       21,647,575      16,092,219
  Transfers between funds and guaranteed interest account, net .........     (1,365,248)      51,092,256      (8,749,007)
  Transfers for contract benefits and terminations .....................     (4,420,805)      (3,606,884)     (1,349,630)
  Contract maintenance charges .........................................     (8,183,889)      (5,013,960)     (3,529,695)
                                                                          -------------    -------------    ------------
Net increase (decrease) in net assets from contractonwers transactions .     13,658,920       64,118,987       2,463,887
                                                                          -------------    -------------    ------------
Net increase (decrease) in amount retained by Equitable Life in Separate
 Account FP ............................................................         61,768         (150,422)        (99,856)
                                                                          -------------    -------------    ------------
Increase (Decrease) in Net Assets ......................................     (4,188,247)      80,679,200      21,720,490
Net Assets - Beginning of Period .......................................    151,059,621       70,380,421      48,659,931
                                                                          -------------    -------------    ------------
Net Assets - End of Period .............................................  $ 146,871,374    $ 151,059,621    $ 70,380,421
                                                                          =============    =============    ============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                EQ/Alliance Technology (c)
                                                                             ---------------------------------
                                                                                   2001             2000
                                                                             ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $     (215,661)  $      (76,288)
 Net realized gain (loss) on investments ...................................     (18,298,009)        (506,295)
 Change in unrealized appreciation (depreciation) on investments ...........       7,601,879      (10,564,821)
                                                                              --------------   --------------
 Net increase (decrease) in net assets from operations .....................     (10,911,791)     (11,147,404)
                                                                              --------------   --------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      13,314,847        7,114,732
  Transfers between funds and guaranteed interest account, net .............      11,082,053       40,543,591
  Transfers for contract benefits and terminations .........................        (886,319)        (772,878)
  Contract maintenance charges .............................................      (3,496,414)        (811,950)
                                                                              --------------   --------------
Net increase (decrease) in net assets from contractowners transactions .....      20,014,167       46,073,495
                                                                              --------------   --------------
Net increase (decrease) in amount retained by Equitable Life in Separate
 Account FP ................................................................         (42,048)         426,287
                                                                              --------------   --------------
Increase (Decrease) in Net Assets ..........................................       9,060,328       35,352,378
Net Assets - Beginning of Period ...........................................      35,352,378               --
                                                                              --------------   --------------
Net Assets - End of Period .................................................  $   44,412,706   $   35,352,378
                                                                              ==============   ==============


                                                                                                 EQ/Balanced
                                                                             ---------------------------------------------------
                                                                                   2001              2000             1999
                                                                             ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $  14,616,778    $    13,953,106   $  11,263,601
 Net realized gain (loss) on investments ...................................     (7,624,110)        91,832,699      59,723,908
 Change in unrealized appreciation (depreciation) on investments ...........    (31,738,236)      (115,634,605)     11,891,088
                                                                              -------------    ---------------   -------------
 Net increase (decrease) in net assets from operations .....................    (24,745,568)        (9,848,800)     82,878,597
                                                                              -------------    ---------------   -------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     52,423,463         43,380,686      45,762,044
  Transfers between funds and guaranteed interest account, net .............    223,284,135        (18,801,218)    (32,690,258)
  Transfers for contract benefits and terminations .........................    (31,418,693)       (23,090,558)    (22,220,063)
  Contract maintenance charges .............................................    (36,290,597)       (25,919,768)    (25,882,673)
                                                                              -------------    ---------------   -------------
Net increase (decrease) in net assets from contractowners transactions .....    207,998,308        (24,430,858)    (35,030,950)
                                                                              -------------    ---------------   -------------
Net increase (decrease) in amount retained by Equitable Life in Separate
 Account FP ................................................................        (38,485)          (657,407)         34,900
                                                                              -------------    ---------------   -------------
Increase (Decrease) in Net Assets ..........................................    183,214,255        (34,937,065)     47,882,547
Net Assets - Beginning of Period ...........................................    511,774,493        546,711,558     498,829,011
                                                                              -------------    ---------------   -------------
Net Assets - End of Period .................................................  $ 694,988,748    $   511,774,493   $ 546,711,558
                                                                              =============    ===============   =============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Bernstein Diversified      EQ/Capital Guardian
                                                                         Value                  International
                                                              --------------------------- --------------------------
                                                                    2001          2000         2001         2000
                                                              --------------- ----------- ------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................  $    481,910    $  3,304    $     7,122   $     230
 Net realized gain (loss) on investments ....................       994,294      (2,223)       (15,224)       (924)
 Change in unrealized appreciation (depreciation) on
  investments ...............................................    (2,419,314)     10,394        (92,323)    (51,223)
                                                               ------------    --------    -----------   ---------
 Net increase (decrease) in net assets from operations ......      (943,110)     11,475       (100,425)    (51,917)
                                                               ------------    --------    -----------   ---------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................     7,544,069      41,252        202,314     117,371
  Transfers between funds and guaranteed interest
   account, net .............................................    79,211,110     483,081        280,606     362,727
  Transfers for contract benefits and terminations ..........    (1,699,250)        (44)          (457)        (78)
  Contract maintenance charges ..............................    (2,322,983)     (7,905)       (27,827)     (8,810)
                                                               ------------    --------    -----------   ---------
Net increase (decrease) in net assets from contractowners
 transactions ...............................................    82,732,946     516,384        454,636     471,210
                                                               ------------    --------    -----------   ---------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account FP ................................        38,853           6          1,527         425
                                                               ------------    --------    -----------   ---------
Increase (Decrease) in Net Assets ...........................    81,836,377     527,865        355,738     419,718
Net Assets - Beginning of Period ............................       527,865          --        419,718          --
                                                               ------------    --------    -----------   ---------
Net Assets - End of Period ..................................  $ 82,356,564    $527,865    $   775,456   $ 419,718
                                                               ============    ========    ===========   =========


                                                                             EQ/Capital
                                                                        Guardian Research (b)
                                                              -----------------------------------------
                                                                   2001          2000          1999
                                                              ------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................  $   (6,011)    $   29,679     $     71
 Net realized gain (loss) on investments ....................     (96,597)        30,415        2,837
 Change in unrealized appreciation (depreciation) on
  investments ...............................................     105,383          9,596       11,093
                                                               ----------     ----------     --------
 Net increase (decrease) in net assets from operations ......       2,775         69,690       14,001
                                                               ----------     ----------     --------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................   1,822,578        711,351       63,883
  Transfers between funds and guaranteed interest
   account, net .............................................   3,683,627      2,253,279      115,765
  Transfers for contract benefits and terminations ..........     (81,815)       (66,372)          --
  Contract maintenance charges ..............................    (333,607)      (114,994)        (503)
                                                               ----------     ----------     --------
Net increase (decrease) in net assets from contractowners
 transactions ...............................................   5,090,783      2,783,264      179,145
                                                               ----------     ----------     --------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account FP ................................      11,644          5,042          209
                                                               ----------     ----------     --------
Increase (Decrease) in Net Assets ...........................   5,105,202      2,857,996      193,355
Net Assets - Beginning of Period ............................   3,051,351        193,355           --
                                                               ----------     ----------     --------
Net Assets - End of Period ..................................  $8,156,553     $3,051,351     $193,355
                                                               ==========     ==========     ========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Capital Guardian U.S. Equity (b)
                                                             -----------------------------------------
                                                                  2001          2000          1999
                                                             ------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................  $    3,410     $   28,254    $     781
 Net realized gain (loss) on investments ...................     (56,949)        21,480        1,959
 Change in unrealized appreciation (depreciation) on
  investments ..............................................     154,385          6,999       17,325
                                                              ----------     ----------    ---------
 Net increase (decrease) in net assets from operations .....     100,846         56,733       20,065
                                                              ----------     ----------    ---------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................   1,068,480        536,209      115,934
  Transfers between funds and guaranteed interest
   account, net ............................................   6,314,186      1,033,573      390,589
  Transfers for contract benefits and terminations .........     (51,509)       (68,022)     (12,706)
  Contract maintenance charges .............................    (272,829)       (84,915)      (2,423)
                                                              ----------     ----------    ---------
Net increase (decrease) in net assets from contractowners
 transactions ..............................................   7,058,328      1,416,845      491,394
                                                              ----------     ----------    ---------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account FP ...............................      11,558          5,455          378
                                                              ----------     ----------    ---------
Increase (Decrease) in Net Assets ..........................   7,170,732      1,479,033      511,837
Net Assets - Beginning of Period ...........................   1,990,870        511,837           --
                                                              ----------     ----------    ---------
Net Assets - End of Period .................................  $9,161,602     $1,990,870    $ 511,837
                                                              ==========     ==========    =========



                                                                        EQ/Emerging Markets Equity
                                                             ------------------------------------------------
                                                                   2001             2000            1999
                                                             ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................  $     (164,902)  $    3,508,920   $    (66,405)
 Net realized gain (loss) on investments ...................     (15,699,665)       4,430,062        757,878
 Change in unrealized appreciation (depreciation) on
  investments ..............................................      13,760,152      (36,201,861)    13,987,219
                                                              --------------   --------------   ------------
 Net increase (decrease) in net assets from operations .....      (2,104,415)     (28,262,879)    14,678,692
                                                              --------------   --------------   ------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................       8,992,159       13,667,286      4,138,455
  Transfers between funds and guaranteed interest
   account, net ............................................      (5,239,900)      19,732,771     15,981,886
  Transfers for contract benefits and terminations .........      (1,302,774)      (1,935,931)      (614,746)
  Contract maintenance charges .............................      (3,268,963)      (3,117,702)      (888,987)
                                                              --------------   --------------   ------------
Net increase (decrease) in net assets from contractowners
 transactions ..............................................        (819,478)      28,346,424     18,616,608
                                                              --------------   --------------   ------------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account FP ...............................           4,496       (1,141,709)    (1,953,290)
                                                              --------------   --------------   ------------
Increase (Decrease) in Net Assets ..........................      (2,919,397)      (1,058,164)    31,342,010
Net Assets - Beginning of Period ...........................      39,632,385       40,690,549      9,348,539
                                                              --------------   --------------   ------------
Net Assets - End of Period .................................  $   36,712,988   $   39,632,385   $ 40,690,549
                                                              ==============   ==============   ============


                                                                             EQ/Equity 500 Index
                                                             ---------------------------------------------------
                                                                   2001              2000             1999
                                                             ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................  $   3,442,667    $     1,076,829   $   3,845,396
 Net realized gain (loss) on investments ...................    (50,342,720)       154,361,638      27,204,757
 Change in unrealized appreciation (depreciation) on
  investments ..............................................    (34,420,555)      (231,136,418)     92,088,291
                                                              -------------    ---------------   -------------
 Net increase (decrease) in net assets from operations .....    (81,320,608)       (75,697,951)    123,138,444
                                                              -------------    ---------------   -------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................    111,734,358        141,841,978     123,310,198
  Transfers between funds and guaranteed interest
   account, net ............................................    (11,874,126)      (188,630,273)    214,661,006
  Transfers for contract benefits and terminations .........    (23,714,086)       (31,072,192)    (21,408,589)
  Contract maintenance charges .............................    (38,885,384)       (37,557,252)    (32,012,123)
                                                              -------------    ---------------   -------------
Net increase (decrease) in net assets from contractowners
 transactions ..............................................     37,260,762       (115,417,739)    284,550,492
                                                              -------------    ---------------   -------------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account FP ...............................          7,463            249,927      (1,148,745)
                                                              -------------    ---------------   -------------
Increase (Decrease) in Net Assets ..........................    (44,052,383)      (190,865,763)    406,540,191
Net Assets - Beginning of Period ...........................    659,438,773        850,304,536     443,764,345
                                                              -------------    ---------------   -------------
Net Assets - End of Period .................................  $ 615,386,390    $   659,438,773   $ 850,304,536
                                                              =============    ===============   =============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                      EQ/Evergreen Omega (a)
                                                              --------------------------------------
                                                                   2001          2000        1999
                                                              -------------- ------------ ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................   $   (4,160)   $    (649)   $    81
 Net realized gain (loss) on investments ....................      (39,991)     (18,345)        20
 Change in unrealized appreciation (depreciation) on
  investments ...............................................      (69,937)     (47,080)     1,450
                                                                ----------    ---------    -------
 Net increase (decrease) in net assets from operations ......     (114,088)     (66,074)     1,551
                                                                ----------    ---------    -------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................      276,356      170,085      6,341
  Transfers between funds and guaranteed interest
   account, net .............................................      658,839      389,449     21,241
  Transfers for contract benefits and terminations ..........      (40,663)     (14,028)        --
  Contract maintenance charges ..............................      (73,843)     (26,554)      (471)
                                                                ----------    ---------    -------
Net increase (decrease) in net assets from contractowners
 transactions ...............................................      820,689      518,952     27,111
                                                                ----------    ---------    -------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account FP ................................        2,867        1,805         18
                                                                ----------    ---------    -------
Increase (Decrease) in Net Assets ...........................      709,468      454,683     28,680
Net Assets - Beginning of Period ............................      483,363       28,680         --
                                                                ----------    ---------    -------
Net Assets - End of Period ..................................   $1,192,831    $ 483,363    $28,680
                                                                ==========    =========    =======


                                                                    EQ/FI Mid Cap (d)
                                                              -----------------------------
                                                                   2001           2000
                                                              -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................  $   (23,046)    $    1,719
 Net realized gain (loss) on investments ....................     (487,515)        22,280
 Change in unrealized appreciation (depreciation) on
  investments ...............................................      115,983         45,777
                                                               -----------     ----------
 Net increase (decrease) in net assets from operations ......     (394,578)        69,776
                                                               -----------     ----------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................    3,104,260        366,696
  Transfers between funds and guaranteed interest
   account, net .............................................   11,391,130      1,093,460
  Transfers for contract benefits and terminations ..........     (134,130)        (4,645)
  Contract maintenance charges ..............................     (576,665)        (7,269)
                                                               -----------     ----------
Net increase (decrease) in net assets from contractowners
 transactions ...............................................   13,784,595      1,448,242
                                                               -----------     ----------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account FP ................................     (292,342)       500,894
                                                               -----------     ----------
Increase (Decrease) in Net Assets ...........................   13,097,675      2,018,912
Net Assets - Beginning of Period ............................    2,018,912             --
                                                               -----------     ----------
Net Assets - End of Period ..................................  $15,116,587     $2,018,912
                                                               ===========     ==========


                                                                        EQ/FI Small/Mid Cap Value
                                                              ----------------------------------------------
                                                                    2001            2000           1999
                                                              --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................  $    125,070    $    183,673    $   (113,891)
 Net realized gain (loss) on investments ....................       138,857        (925,533)     (1,591,217)
 Change in unrealized appreciation (depreciation) on
  investments ...............................................     2,231,073       2,355,805       1,920,459
                                                               ------------    ------------    ------------
 Net increase (decrease) in net assets from operations ......     2,495,000       1,613,945         215,351
                                                               ------------    ------------    ------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................    12,839,917       8,252,522      11,009,658
  Transfers between funds and guaranteed interest
   account, net .............................................    32,580,993      (4,015,926)     (7,936,496)
  Transfers for contract benefits and terminations ..........    (2,101,751)     (1,679,638)     (1,320,477)
  Contract maintenance charges ..............................    (3,235,147)     (2,277,996)     (2,723,017)
                                                               ------------    ------------    ------------
Net increase (decrease) in net assets from contractowners
 transactions ...............................................    40,084,012         278,962        (970,332)
                                                               ------------    ------------    ------------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account FP ................................        29,365         (14,691)        (23,731)
                                                               ------------    ------------    ------------
Increase (Decrease) in Net Assets ...........................    42,608,377       1,878,216        (778,712)
Net Assets - Beginning of Period ............................    37,826,429      35,948,213      36,726,925
                                                               ------------    ------------    ------------
Net Assets - End of Period ..................................  $ 80,434,806    $ 37,826,429    $ 35,948,213
                                                               ============    ============    ============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/International Equity Index
                                                              -------------------------------------
                                                                  2001         2000         1999
                                                              ------------ ------------ -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................  $    (600)   $     (41)    $   8
 Net realized gain (loss) on investments ....................    (35,044)       3,601         9
 Change in unrealized appreciation (depreciation) on
  investments ...............................................    (12,786)     (19,166)       69
                                                               ---------    ---------     -------
 Net increase (decrease) in net assets from operations ......    (48,430)     (15,606)       86
                                                               ---------    ---------     -------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................    181,108       70,925        --
  Transfers between funds and guaranteed interest
   account, net .............................................     25,789      128,159     1,182
  Transfers for contract benefits and terminations ..........     (4,606)         (77)       --
  Contract maintenance charges ..............................    (18,330)      (6,569)         (8)
                                                               ---------    ---------     --------
Net increase (decrease) in net assets from contractowners
 transactions ...............................................    183,961      192,438     1,174
                                                               ---------    ---------     -------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account FP ................................        529           15        --
                                                               ---------    ---------     -------
Increase (Decrease) in Net Assets ...........................    136,060      176,847     1,260
Net Assets - Beginning of Period ............................    178,107        1,260        --
                                                               ---------    ---------     -------
Net Assets - End of Period ..................................  $ 314,167    $ 178,107     $1,260
                                                               =========    =========     =======


                                                                    EQ/J.P. Morgan Core Bond        EQ/Janus Large Cap Growth (d)
                                                              ------------------------------------- -----------------------------
                                                                   2001          2000        1999         2001           2000
                                                              ------------- ------------- --------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................  $  166,586    $   48,406    $   99    $    (44,414)   $    1,297
 Net realized gain (loss) on investments ....................      70,457           908        --      (1,095,410)       (3,341)
 Change in unrealized appreciation (depreciation) on
  investments ...............................................     (95,335)        2,005      (116)     (1,003,017)     (280,573)
                                                               ----------    ----------    ------    ------------    ----------
 Net increase (decrease) in net assets from operations ......     141,708        51,319       (17)     (2,142,841)     (282,617)
                                                               ----------    ----------    ------    ------------    ----------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................     574,925        84,090        --       4,178,096       531,995
  Transfers between funds and guaranteed interest
   account, net .............................................   2,969,291       951,048     2,277       8,973,650     3,230,829
  Transfers for contract benefits and terminations ..........      (1,805)           --        --        (127,892)          (11)
  Contract maintenance charges ..............................     (72,727)       (6,190)      (70)       (840,444)      (28,450)
                                                               ----------    ----------    ------    ------------    ----------
Net increase (decrease) in net assets from contractowners
 transactions ...............................................   3,469,684     1,028,948     2,207      12,183,410     3,734,363
                                                               ----------    ----------    ------    ------------    ----------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account FP ................................       3,533            24         2        (301,402)      502,998
                                                               ----------    ----------    ------    ------------    ----------
Increase (Decrease) in Net Assets ...........................   3,614,925     1,080,291     2,192       9,739,167     3,954,744
Net Assets - Beginning of Period ............................   1,082,483         2,192        --       3,954,744            --
                                                               ----------    ----------    ------    ------------    ----------
Net Assets - End of Period ..................................  $4,697,408    $1,082,483    $2,192    $ 13,693,911    $3,954,744
                                                               ==========    ==========    ======    ============    ==========


                                                              EQ/Lazard Small Cap Value
                                                                         (d)
                                                              --------------------------
                                                                   2001          2000
                                                              -------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...............................   $   64,828    $  2,778
 Net realized gain (loss) on investments ....................      137,762         250
 Change in unrealized appreciation (depreciation) on
  investments ...............................................       20,327       6,143
                                                                ----------    --------
 Net increase (decrease) in net assets from operations ......      222,917       9,171
                                                                ----------    --------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .....................      153,359      29,043
  Transfers between funds and guaranteed interest
   account, net .............................................    1,821,881      97,039
  Transfers for contract benefits and terminations ..........         (743)        (47)
  Contract maintenance charges ..............................      (33,037)     (2,949)
                                                                ----------    --------
Net increase (decrease) in net assets from contractowners
 transactions ...............................................    1,941,460     123,086
                                                                ----------    --------
Net increase (decrease) in amount retained by Equitable
 Life in Separate Account FP ................................        2,091          15
                                                                ----------    --------
Increase (Decrease) in Net Assets ...........................    2,166,468     132,272
Net Assets - Beginning of Period ............................      132,272          --
                                                                ----------    --------
Net Assets - End of Period ..................................   $2,298,740    $132,272
                                                                ==========    ========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                 EQ/Marsico
                                                 Focus (e)           EQ/Mercury Basic Value Equity
                                                ----------- -----------------------------------------------
                                                    2001          2001            2000            1999
                                                ----------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   (365)   $  2,539,500    $  2,328,016    $    314,801
 Net realized gain (loss) on investments ......       159       2,183,807       3,134,933       2,389,365
 Change in unrealized appreciation
  (depreciation) on investments ...............     8,459        (467,046)         80,020       1,362,581
                                                 --------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................     8,253       4,256,261       5,542,969       4,066,747
                                                 --------    ------------    ------------    ------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................    58,977      15,725,847      14,274,696      10,931,366
  Transfers between funds and
   guaranteed interest account, net ...........   634,874      30,278,072        (709,168)      7,324,607
  Transfers for contract benefits and
   terminations ...............................        --      (2,364,969)     (2,590,934)       (738,457)
  Contract maintenance charges ................    (3,060)     (3,962,409)     (2,726,971)     (1,912,295)
                                                 --------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................   690,791      39,676,541       8,247,623      15,605,221
                                                 --------    ------------    ------------    ------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....       365          19,766          (2,113)        (43,053)
                                                 --------    ------------    ------------    ------------
Increase (Decrease) in Net Assets .............   699,409      43,952,568      13,788,479      19,628,915
Net Assets - Beginning of Period ..............        --      53,578,788      39,790,309      20,161,394
                                                 --------    ------------    ------------    ------------
Net Assets - End of Period ....................  $699,409    $ 97,531,356    $ 53,578,788    $ 39,790,309
                                                 ========    ============    ============    ============


                                                          EQ/MFS Emerging Growth Companies
                                                ----------------------------------------------------
                                                       2001              2000             1999
                                                ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (1,252,435)  $     4,239,609    $   (640,976)
 Net realized gain (loss) on investments ......      (79,597,391)       42,246,120      17,547,129
 Change in unrealized appreciation
  (depreciation) on investments ...............      (29,752,357)     (121,109,758)     70,081,784
                                                 ---------------   ---------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................     (110,602,183)      (74,624,029)     86,987,937
                                                 ---------------   ---------------    ------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................       59,452,044        70,287,748      32,825,036
  Transfers between funds and
   guaranteed interest account, net ...........      (17,664,893)      106,624,803      73,824,786
  Transfers for contract benefits and
   terminations ...............................       (8,729,236)      (11,540,315)     (4,302,249)
  Contract maintenance charges ................      (18,898,434)      (16,274,107)     (7,077,162)
                                                 ---------------   ---------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................       14,159,481       149,098,129      95,270,411
                                                 ---------------   ---------------    ------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....           59,311           (13,468)        (72,131)
                                                 ---------------   ---------------    ------------
Increase (Decrease) in Net Assets .............      (96,383,391)       74,460,632     182,186,217
Net Assets - Beginning of Period ..............      312,643,673       238,183,041      55,996,824
                                                 ---------------   ---------------    ------------
Net Assets - End of Period ....................  $   216,260,282   $   312,643,673    $238,183,041
                                                 ===============   ===============    ============


                                                      EQ/MFS Investors Trust (a)
                                                ---------------------------------------
                                                     2001          2000         1999
                                                ------------- ------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $      143    $    1,225    $    837
 Net realized gain (loss) on investments ......     (95,215)       13,705        (227)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (389,623)      (41,696)     20,637
                                                 ----------    ----------    --------
 Net increase (decrease) in net assets from
  operations ..................................    (484,695)      (26,766)     21,247
                                                 ----------    ----------    --------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................   1,308,391       915,571      44,806
  Transfers between funds and
   guaranteed interest account, net ...........   1,379,673     1,166,335     327,072
  Transfers for contract benefits and
   terminations ...............................     (64,804)     (108,500)       (780)
  Contract maintenance charges ................    (304,911)     (125,415)     (6,662)
                                                 ----------    ----------    --------
Net increase (decrease) in net assets from
 contractowners transactions ..................   2,318,349     1,847,991     364,437
                                                 ----------    ----------    --------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....       4,927        20,011      30,030
                                                 ----------    ----------    --------
Increase (Decrease) in Net Assets .............   1,838,581     1,841,236     415,714
Net Assets - Beginning of Period ..............   2,256,950       415,714          --
                                                 ----------    ----------    --------
Net Assets - End of Period ....................  $4,095,531    $2,256,950    $415,714
                                                 ==========    ==========    ========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/MFS Research
                                                ------------------------------------------------
                                                      2001             2000            1999
                                                ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $     (253,148)  $      205,768   $   (155,808)
 Net realized gain (loss) on investments ......     (16,367,192)      12,028,612      2,081,454
 Change in unrealized appreciation
  (depreciation) on investments ...............       1,531,301      (17,114,439)     6,720,924
                                                 --------------   --------------   ------------
 Net increase (decrease) in net assets from
  operations ..................................     (15,089,039)      (4,880,059)     8,646,570
                                                 --------------   --------------   ------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................      14,828,761       15,542,973     12,506,780
  Transfers between funds and
   guaranteed interest account, net ...........      (2,775,964)      13,683,263      3,706,530
  Transfers for contract benefits and
   terminations ...............................      (2,042,120)      (2,403,003)    (1,462,985)
  Contract maintenance charges ................      (4,452,048)      (3,467,296)    (2,771,825)
                                                 --------------   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................       5,558,629       23,355,937     11,978,500
                                                 --------------   --------------   ------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....          21,603           (2,662)        (9,698)
                                                 --------------   --------------   ------------
Increase (Decrease) in Net Assets .............      (9,508,807)      18,473,216     20,615,372
Net Assets - Beginning of Period ..............      67,110,568       48,637,352     28,021,980
                                                 --------------   --------------   ------------
Net Assets - End of Period ....................  $   57,601,761   $   67,110,568   $ 48,637,352
                                                 ==============   ==============   ============



                                                        EQ/Putnam Growth & Income Value
                                                -----------------------------------------------
                                                      2001            2000            1999
                                                --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    138,028    $    126,120    $    168,536
 Net realized gain (loss) on investments ......      (289,234)       (439,753)      1,775,493
 Change in unrealized appreciation
  (depreciation) on investments ...............    (1,766,064)      1,779,700      (2,633,398)
                                                 ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................    (1,917,270)      1,466,067        (689,369)
                                                 ------------    ------------    ------------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     5,774,568       6,483,419       7,146,178
  Transfers between funds and
   guaranteed interest account, net ...........     3,224,087      (2,317,055)      1,334,522
  Transfers for contract benefits and
   terminations ...............................      (883,203)     (1,310,344)     (1,065,152)
  Contract maintenance charges ................    (1,704,681)     (1,561,710)     (1,608,392)
                                                 ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     6,410,771       1,294,310       5,807,156
                                                 ------------    ------------    ------------
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....        16,347          (2,863)        (67,263)
                                                 ------------    ------------    ------------
Increase (Decrease) in Net Assets .............     4,509,848       2,757,514       5,050,524
Net Assets - Beginning of Period ..............    24,551,293      21,793,779      16,743,255
                                                 ------------    ------------    ------------
Net Assets - End of Period ....................  $ 29,061,141    $ 24,551,293    $ 21,793,779
                                                 ============    ============    ============


                                                    EQ/Putnam International Equity
                                                ------------------------------------
                                                     2001          2000        1999
                                                ------------- -------------  -------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    6,539    $    62,003    $ 12
 Net realized gain (loss) on investments ......    (213,305)        70,005      37
 Change in unrealized appreciation
  (depreciation) on investments ...............    (127,410)      (158,452)      1
                                                 ----------    -----------    ----
 Net increase (decrease) in net assets from
  operations ..................................    (334,176)       (26,444)     50
                                                 ----------    -----------    ----

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   contractowners .............................     525,435        177,172     666
  Transfers between funds and
   guaranteed interest account, net ...........   1,289,973        857,709      --
  Transfers for contract benefits and
   terminations ...............................     (21,852)          (173)     --
  Contract maintenance charges ................    (117,395)       (24,910)     --
                                                 ----------    -----------    ----
Net increase (decrease) in net assets from
 contractowners transactions ..................   1,676,161      1,009,798     666
                                                 ----------    -----------    ----
Net increase (decrease) in amount retained
 by Equitable Life in Separate Account FP .....       2,400             25      --
                                                 ----------    -----------    ----
Increase (Decrease) in Net Assets .............   1,344,385        983,379     716
Net Assets - Beginning of Period ..............     984,095            716      --
                                                 ----------    -----------    ----
Net Assets - End of Period ....................  $2,328,480    $   984,095    $716
                                                 ==========    ===========    ====


-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   EQ/Putnam Investors Growth
                                                                             ---------------------------------------
                                                                                  2001           2000        1999
                                                                             -------------- ------------- ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................   $   (6,498)   $     1,432   $    (5)
 Net realized gain (loss) on investments ...................................      (90,894)        (9,744)      224
 Change in unrealized appreciation (depreciation) on investments ...........     (153,864)      (115,853)      736
                                                                               ----------    -----------   -------
 Net increase (decrease) in net assets from operations .....................     (251,256)      (124,165)      955
                                                                               ----------    -----------   -------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................      665,693        280,877    10,348
  Transfers between funds and guaranteed interest account, net .............      461,861        598,298       199
  Transfers for contract benefits and terminations .........................      (30,677)            --        --
  Contract maintenance charges .............................................      (91,205)       (23,958)      (96)
                                                                               ----------    -----------   -------
Net increase (decrease) in net assets from contractowners transactions .....    1,005,672        855,217    10,451
                                                                               ----------    -----------   -------
Net increase (decrease) in amount retained by Equitable Life in Separate
 Account FP ................................................................        1,590             19         5
                                                                               ----------    -----------   -------
Increase (Decrease) in Net Assets ..........................................      756,006        731,071    11,411
Net Assets - Beginning of Period ...........................................      742,482         11,411        --
                                                                               ----------    -----------   -------
Net Assets - End of Period .................................................   $1,498,488    $   742,482   $11,411
                                                                               ==========    ===========   =======


                                                                             EQ/Small Company Index
                                                                             -----------------------
                                                                                 2001        2000
                                                                             ----------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..............................................  $   1,623   $  3,112
 Net realized gain (loss) on investments ...................................     (5,635)     2,773
 Change in unrealized appreciation (depreciation) on investments ...........     38,966     (7,854)
                                                                              ---------   --------
 Net increase (decrease) in net assets from operations .....................     34,954     (1,969)
                                                                              ---------   --------

Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ....................................     96,565     15,197
  Transfers between funds and guaranteed interest account, net .............    393,493     42,754
  Transfers for contract benefits and terminations .........................     (1,623)       (36)
  Contract maintenance charges .............................................    (12,197)    (3,051)
                                                                              ---------   --------
Net increase (decrease) in net assets from contractowners transactions .....    476,238     54,864
                                                                              ---------   --------
Net increase (decrease) in amount retained by Equitable Life in Separate
 Account FP ................................................................        820     20,007
                                                                              ---------   --------
Increase (Decrease) in Net Assets ..........................................    512,012     72,902
Net Assets - Beginning of Period ...........................................     72,902         --
                                                                              ---------   --------
Net Assets - End of Period .................................................  $ 584,914   $ 72,902
                                                                              =========   ========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements

December 31, 2001


1. Organization

The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997 and is an open-ended diversified management investment company that sells shares of a Portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 39 variable investment options of which 30 are reported herein(1):

o EQ/Aggressive Stock(2)
o EQ/Alliance Common Stock
o EQ/Alliance High Yield
o EQ/Alliance Money Market
o EQ/Alliance Premier Growth
o EQ/Alliance Small Cap Growth
o EQ/Alliance Technology
o EQ/Balanced
o EQ/Bernstein Diversified Value(12)
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity(3)
o EQ/Equity 500 Index(4)
o EQ/Evergreen Omega(5)
o EQ/FI Mid Cap o EQ/FI Small/Mid Cap Value(6)
o EQ/International Equity Index(7)
o EQ/J.P. Morgan Core Bond(8)
o EQ/Janus Large Cap Growth
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity(9)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust(10)
o EQ/MFS Research
o EQ/Putnam Growth & Income Value
o EQ/Putnam International Equity
o EQ/Putnam Investors Growth
o EQ/Small Company Index(11)

----------

  1)  Effective May 18, 2001 the names of the investment options include EQ/.
  2)  Formerly known as Alliance Aggressive.
  3)  Formerly known as Morgan Stanley Emerging Markets Equity.
  4)  Formerly known as Alliance Equity Index.
  5)  Formerly known as EQ/Evergreen.
  6)  Formerly known as Warburg Pincus Small Company Value.
  7)  Formerly known as BT International Equity Index.
  8)  Formerly known as JPM Core Bond Portfolio.
  9)  Formerly known as Merrill Lynch Basic Value Equity.
  10) Formerly known as MFS Growth with Income.
  11) Formerly known as BT Small Company Index.
  12) Formerly known as Lazard Large Cap Value.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

The Account is used to fund benefits for Variable Life products issued by Equitable Life including Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus(SM), IL Protector(SM), IL COLI, and Incentive Life COLI, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, modified single premium variable life insurance policies; Accumulator Life, flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series." Incentive Life policies sold during 1999 and thereafter are referred to as "Incentive Life 2000 Sales 1999 and after," reflect an investment in Class IB shares and are different from Incentive Life products.

The Account supports the operations of various Equitable Life insurance products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products (Incentive Life COLI, Incentive Life, Incentive Life Plus, Survivorship Incentive Life, Survivorship 2000, and Accumulator Life) which are sold through Equitable's Independent Broker Dealer Distribution channel.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


1. Organization (Concluded)

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risk charges and administrative charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividend and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (excluding amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the guaranteed interest account of Equitable Life's General Account. Transfers between funds and guaranteed interest account, net are amounts that participants have directed to be moved among funds, including permitted transfers to and from the Guaranteed Interest Account. The net assets of any variable investment option may not be less that the aggregate of the Contractowners account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:


                                            Purchases             Sales
                                      ---------------    --------------
EQ/Aggressive Stock                    $  998,986,082    $1,031,136,312
EQ/Alliance Common Stock                  350,510,973       342,795,239
EQ/Alliance High Yield                    110,624,817       100,490,370
EQ/Alliance Money Market                3,432,776,344     3,349,511,382
EQ/Alliance Premier Growth                304,222,924       541,480,665
EQ/Alliance Small Cap Growth              467,407,606       452,205,128
EQ/Alliance Technology                     65,691,445        45,930,009
EQ/Balanced                               514,385,735       291,660,749
EQ/Bernstein Diversified Value            100,455,797        15,718,964
EQ/Capital Guardian International             498,198            34,912
EQ/Capital Guardian Research               17,868,684        12,772,270
EQ/Capital Guardian U.S. Equity             8,379,879         1,300,628
EQ/Emerging Markets Equity                 51,470,141        52,336,064
EQ/Equity 500 Index                       794,197,449       752,954,143
EQ/Evergreen Omega                          1,189,561           370,166
EQ/FI Mid Cap                              31,482,577        18,016,739
EQ/FI Small/Mid Cap Value                  54,928,300        14,693,502
EQ/International Equity Index                 285,690           101,440
EQ/J.P. Morgan Core Bond                    4,113,456           428,349
EQ/Janus Large Cap Growth                  18,297,647         6,459,798
EQ/Lazard Small Cap Value                   2,490,266           369,053
EQ/Marsico Focus                              702,193            11,402
EQ/Mercury Basic Value Equity              54,083,284         9,826,225
EQ MFS Emerging Growth Companies          232,576,268       219,619,347
EQ/MFS Investors Trust                      3,046,471           723,052
EQ/MFS Research                           150,865,834       144,080,781
EQ/Putnam Growth & Income Value            10,740,665         4,173,642
EQ/Putnam International Equity              2,155,048           469,796
EQ/Putnam Investors Growth                  1,182,526           181,762
EQ/Small Company Index                        517,395            38,496
                                       --------------    --------------
                                       $7,786,133,255    $7,409,890,385
                                       ==============    ==============

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each variable investment option, may charge annually up to 0.25% of the average daily net assets of an investment option attributable to its Class IB shares in respect to activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and as such receives management fees for services performed in its capacity as investment manager of EQAT. Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios (including EQ/Aggressive Stock, EQ/Balanced, EQ/Bernstein Diversified Value, and EQ/Equity 500 Index). Alliance is a limited partnership which is indirectly majority-

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


4. Expenses and Related Party Transactions (Concluded)

   owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Equitable Distributors, Inc. ("EDI") are distributors and principal underwriters of the Contracts and the Account. Both are affiliates of Equitable Life. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries or AXA Network Insurance Agency of Texas, Inc. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with EDI. The licensed insurance agents who sell the policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. EDI receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5. Substitutions

   On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The EQ/Balanced Portfolio as well as the Alliance Conservative Investors and EQ/Putnam Balanced Portfolios were not investment options of Equitable's Independent Broker Dealer Distribution Channel products before the merger. The substitution was accomplished by a tax free exchange of:


o 17,996,107 Class IA shares of Alliance Conservative Investors (valued at $213,613,796), 369,654 Class IB shares of Alliance Conservative Investors (valued at $4,369,307),

o 29,561 Class IA shares of EQ/Evergreen Foundation (valued at $279,939), 22,643 Class IB shares of EQ/Evergreen Foundation (valued at $214,429),

o 910,237 Class IA shares of EQ/Putnam Balanced (valued at $11,241,432), 107,226 Class IB shares of EQ/Putnam Balanced (valued at $1,324,236),

o 475,863 Class IA shares of Mercury World Strategy (valued at $4,668,221), 59,561 Class IB shares of Mercury World Strategy (valued at $584,293)

   for 14,665,181 Class IA shares of the EQ/Balanced Portfolio and 416,171 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $236,295,653). On May 18, 2001 the assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy at that date were combined with those of EQ/Balanced. The aggregate net assets of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, Mercury World Strategy and EQ/Balanced immediately before the substitution were $217,983,103, $494,368, $12,565,668, $5,252,514 and $515,130,871,
   respectively, resulting in combined assets after substitution of $751,426,524 in EQ/Balanced Portfolio.

   On May 18, 2001 the EQ/Bernstein Diversified Value Portfolio (Bernstein), formerly the Lazard Large Cap Portfolio, acquired all the net assets of the
   T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with the Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 5,374,332 Class IB shares of T. Rowe Price Equity Income (valued at $71,048,669) for 5,785,722 of Class IB shares of Bernstein outstanding (valued at $71,048,669). On May 18, 2001 the T. Rowe Price Equity Income Portfolio assets at that date were combined with those of the Bernstein Portfolio. The aggregate net assets of the Bernstein Portfolio and the T. Rowe Price Equity Income Portfolio immediately before the substitution were $648,683 and $71,048,669, respectively, resulting in combined assets after the substitution of $71,697,352 in EQ/Bernstein Portfolio.

   On October 6, 2000 EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 35,800 Class IB shares of EQ/Equity 500 Index Portfolio (valued at $1,013,069) for the 71,158 Class IB shares of BT Equity 500 Index Portfolio outstanding (valued at $1,013,069). BT Equity 500 Index Portfolio's assets at that date were combined with those of EQ/Equity 500 Index Portfolio. The aggregate net assets of EQ/Equity 500 Index Portfolio and BT

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


5. Substitutions (Concluded)

   Equity 500 Index Portfolio immediately before the substitution were $713,508,296 and $1,013,069, respectively, resulting in combined assets after the substitution of $714,521,365 in EQ/Equity 500 Index Portfolio.


6. Asset Charges

   Under the Contracts, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution channel have charges currently for Incentive Life, Incentive Life Plus, and Survivorship Incentive Life of 60%, for Survivorship 2000 of 0.90%, and Accumulator Life of 1.35%. The products sold through Equitable Life's Agent Distribution channel have charges ranging from 0.60% to 1.80% depending on the features of those products.



                                                                   Mortality and
                                                                      Expense     Mortality   Administrative   Total
                                                                  -------------- ----------- ---------------- ------
   Incentive Life, Incentive Life 2000, Incentive Life 2000
   Sales 1999 and after, Incentive Life Plus,
   Champion 2000 (a) ..........................................    .60%          --          --                .60%
   Incentive Life Plus Original Series (b) ....................    .85%          --          --                .85%
   IL COLI (b) ................................................    .20%          --          --                .20%
   Incentive Life COLI (b) ....................................    .60%          --          --                .60%
   Survivorship Incentive Life (a) ............................    .60%          --          --                .60%
   Survivorship 2000 (a) ......................................    .90%          --          --                .90%
   IL Protector (a) ...........................................    .80%          --          --                .80%
   Accumulator Life (a) .......................................   1.35%          --          --               1.35%
   SP-Flex (a) ................................................    .85%         .60%        .35%              1.80%

   ----------
   (a) Charged to daily net assets of the Account.
   (b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.


   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus , IL COLI, Incentive Life COLI, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Accumulator Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Accumulator Life and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   All contractowners accounts are assessed monthly by Equitable Life for mortality (cost of insurance and optional rider benefit charges) and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


7. Changes in Units Outstanding

   Accumulation Units issued and redeemed during the periods indicated were (in thousands):


                                                               EQ/Aggressive Stock         EQ/Alliance Common Stock
                                                          ----------------------------- -------------------------------
                                                             2001      2000      1999       2001       2000      1999
                                                          --------- --------- --------- ----------- --------- ---------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................     208       170       185       248         226       279
Units Redeemed ..........................................    (222)     (154)     (158)     (217)       (186)     (181)
                                                             ----      ----      ----      ----        ----      ----
Net Increase (Decrease) .................................     (14)       16        27        31          40        98
                                                             ----      ----      ----      ----        ----      ----

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after, Survivorship
  Incentive Life - Class B 0.60%
Units Issued ............................................      --        --        --        --          --        --
Units Redeemed ..........................................      --        --        --        --          --        --
                                                             ----      ----      ----      ----        ----      ----
Net Increase (Decrease) .................................      --        --        --        --          --        --
                                                             ----      ----      ----      ----        ----      ----

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................      --        --        --        --          --        --
Units Redeemed ..........................................      --        --        --        --          --        --
                                                             ----      ----      ----      ----        ----      ----
Net Increase (Decrease) .................................      --        --        --        --          --        --
                                                             ----      ----      ----      ----        ----      ----

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................     327       175        40       811         691       150
Units Redeemed ..........................................    (274)     (138)      (26)     (321)       (222)      (53)
                                                             ----      ----      ----      ----        ----      ----
Net Increase (Decrease) .................................      53        37        14       490         469        97
                                                             ----      ----      ----      ----        ----      ----

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................      --        --        --        --          --        --
Units Redeemed ..........................................      --        --        --        --          --        --
                                                             ----      ----      ----      ----        ----      ----
Net Increase (Decrease) .................................      --        --        --        --          --        --
                                                             ----      ----      ----      ----        ----      ----

Survivorship 2000 - Class B 0.90%
Units Issued ............................................      --        --        --        --           1        --
Units Redeemed ..........................................      --        --        --          (1)       --        --
                                                             ----      ----      ----      -------     ----      ----
Net Increase (Decrease) .................................      --        --        --          (1)        1        --
                                                             ----      ----      ----      -------     ----      ----

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................      --        --        --        --          --        --
Units Redeemed ..........................................      --        --        --        --          --        --
                                                             ----      ----      ----      ------      ----      ----
Net Increase (Decrease) .................................      --        --        --        --          --        --
                                                             ----      ----      ----      ------      ----      ----


                                                              EQ/Alliance High Yield          EQ/Alliance Money Market
                                                          ------------------------------ -----------------------------------
                                                             2001       2000      1999        2001         2000       1999
                                                          ---------- ---------- -------- ------------- ----------- ---------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................     63         65        115       2,600           980     1,153
Units Redeemed ..........................................    (68)       (72)       (93)     (2,494)         (910)     (983)
                                                             ---        ---        ---      ------          ----     -----
Net Increase (Decrease) .................................     (5)        (7)        22         106            70       170
                                                             ----       ----       ---      ------          ----     -----

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after, Survivorship
   Incentive Life - Class B 0.60%
Units Issued ............................................     --         --         --          --            --        --
Units Redeemed ..........................................     --         --         --          --            --        --
                                                             -----      -----      ---      ------          ----     -----
Net Increase (Decrease) .................................     --         --         --          --            --        --
                                                             -----      -----      ---      ------          ----     -----

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................     --         --         --          --            --        --
Units Redeemed ..........................................     --         --         --          --            --        --
                                                             -----      -----      ---      ------          ----     -----
Net Increase (Decrease) .................................     --         --         --          --            --        --
                                                             -----      -----      ---      ------          ----     -----

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................     54         27          3       3,175         2,537       706
Units Redeemed ..........................................    (17)        (6)        --      (2,738)       (2,356)     (546)
                                                             -----      ------     ---      ------        ------     -----
Net Increase (Decrease) .................................     37         21          3         437           181       160
                                                             -----      -----      ---      ------        ------     -----

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................     --         --         --          --            --        --
Units Redeemed ..........................................     --         --         --          --            --        --
                                                             -----      -----      ---      ------        ------     -----
Net Increase (Decrease) .................................     --         --         --          --            --        --
                                                             -----      -----      ---      ------        ------     -----

Survivorship 2000 - Class B 0.90%
Units Issued ............................................     --         --         --          --            --        --
Units Redeemed ..........................................     --         --         --          --            --        --
                                                             -----      -----      ---      ------        ------     -----
Net Increase (Decrease) .................................     --         --         --          --            --        --
                                                             -----      -----      ---      ------        ------     -----

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................     --         --         --          --             1        --
Units Redeemed ..........................................     --         --         --            (1)         --        --
                                                             -----      -----      ---      ---------     ------     -----
Net Increase (Decrease) .................................     --         --         --            (1)          1        --
                                                             -----      -----      ---      ---------     ------     -----

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

Accumulation Units issued and redeemed during the periods indicated were (in thousands):


                                                            EQ/Alliance Premier Growth      EQ/Alliance Small Cap
                                                                        (a)                         Growth
                                                          ------------------------------- --------------------------
                                                              2001       2000      1999     2001     2000     1999
                                                          ----------- --------- --------- -------- -------- --------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................       124       111      34         92       87       53
Units Redeemed ..........................................      (112)      (48)       (4)     (83)     (40)     (25)
                                                               ----       ---      -----     ---      ---      ---
Net Increase (Decrease) .................................        12        63      30          9       47       28
                                                               ----       ---      ----      ---      ---      ---

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B
 0.60%
Units Issued ............................................     4,232     4,464     407         --       --       --
Units Redeemed ..........................................    (6,953)     (752)    (46)        --       --       --
                                                             ------     -----     -----      ---      ---      ---
Net Increase (Decrease) .................................    (2,721)    3,712     361         --       --       --
                                                             ------     -----     -----      ---      ---      ---

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................        --        --      --         --       --       --
Units Redeemed ..........................................        --        --      --         --       --       --
                                                             ------     -----     -----      ---      ---      ---
Net Increase (Decrease) .................................        --        --      --         --       --       --
                                                             ------     -----     -----      ---      ---      ---

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................        --        --      --        162       83        3
Units Redeemed ..........................................        --        --      --        (48)     (15)      --
                                                             ------     -----     -----      ---      ---      ---
Net Increase (Decrease) .................................        --        --      --        114       68        3
                                                             ------     -----     -----      ---      ---      ---

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................        --        --      --         --       --       --
Units Redeemed ..........................................        --        --      --         --       --       --
                                                             ------     -----     -----      ---      ---      ---
Net Increase (Decrease) .................................        --        --      --         --       --       --
                                                             ------     -----     -----      ---      ---      ---

Survivorship 2000 - Class B 0.90%
Units Issued ............................................        --        --      --         --       --       --
Units Issued ............................................        --        --      --         --       --       --
                                                             ------     -----     -----      ---      ---      ---
Net Increase (Decrease) .................................        --        --      --         --       --       --
                                                             ------     -----     -----      ---      ---      ---

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................        --        --      --         --       --       --
Units Issued ............................................        --        --      --         --       --       --
                                                             ------     -----     -----      ---      ---      ---
Net Increase (Decrease) .................................        --        --      --         --       --       --
                                                             ------     -----     -----      ---      ---      ---


                                                          EQ/Alliance Technology (c)        EQ/Balanced (h)
                                                          --------------------------- ----------------------------
                                                              2001      2000    1999    2001     2000      1999
                                                          ----------- -------- ------ -------- -------- ----------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................       118      100   --        133       41       47
Units Redeemed ..........................................       (94)     (44)  --        (64)     (32)     (20)
                                                                ---      ---   --        ---      ---      ---
Net Increase (Decrease) .................................        24       56   --         69        9       27
                                                                ---      ---   --        ---      ---      ---

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
  Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................     1,342      698   --         --       --       --
Units Redeemed ..........................................    (1,018)    (254)  --         --       --       --
                                                             ------     ----   --        ---      ---      ---
Net Increase (Decrease) .................................       324      444   --         --       --       --
                                                             ------     ----   --        ---      ---      ---

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................        --       --   --         --       --       --
Units Redeemed ..........................................        --       --   --         --       --       --
                                                             ------     ----   --        ---      ---      ---
Net Increase (Decrease) .................................        --       --   --         --       --       --
                                                             ------     ----   --        ---      ---      ---

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................        --       --   --        153       48       21
Units Redeemed ..........................................        --       --   --        (33)     (11)      (9)
                                                             ------     ----   --        ---      ---      -----
Net Increase (Decrease) .................................        --       --   --        120       37       12
                                                             ------     ----   --        ---      ---      -----

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................        --       --   --         --       --       --
Units Redeemed ..........................................        --       --   --         --       --       --
                                                             ------     ----   --        ---      ---      -----
Net Increase (Decrease) .................................        --       --   --         --       --       --
                                                             ------     ----   --        ---      ---      -----

Survivorship 2000 - Class B 0.90%
Units Issued ............................................        --       --   --         --       --       --
Units Issued ............................................        --       --   --         --       --       --
                                                             ------     ----   --        ---      ---      -----
Net Increase (Decrease) .................................        --       --   --         --       --       --
                                                             ------     ----   --        ---      ---      -----

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................        --       --   --         --       --       --
Units Issued ............................................        --       --   --         --       --       --
                                                             ------     ----   --        ---      ---      -----
Net Increase (Decrease) .................................        --       --   --         --       --       --
                                                             ------     ----   --        ---      ---      -----

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation Units issued and redeemed during the periods indicated were (in thousands):


                                                            EQ/Bernstein Diversified     EQ/Capital Guardian
                                                                   Value (g)              International (b)
                                                          ---------------------------- -----------------------
                                                              2001       2000    1999     2001    2000   1999
                                                          ----------- --------- ------ --------- ------ ------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................     188        --     --        --       --   --
Units Redeemed ..........................................     (18)       --     --        --       --   --
                                                              ---        --     --        --       --   --
Survivorship 2000 0.90% .................................     170        --     --        --       --   --
                                                              ---        --     --        --       --   --

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B
 0.60%
Units Issued ............................................     692         6     --        --       --   --
Units Redeemed ..........................................    (175)       (3)    --        --       --   --
                                                             ----        -----  --        --       --   --
Net Increase (Decrease) .................................     517         3     --        --       --   --
                                                             ----        ----   --        --       --   --

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................      --        --     --        --       --   --
Units Redeemed ..........................................      --        --     --        --       --   --
                                                             ----        ----   --        --       --   --
Net Increase (Decrease) .................................      --        --     --        --       --   --
                                                             ----        ----   --        --       --   --

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................      --        --     --         6        4   --
Units Redeemed ..........................................      --        --     --        (1)      --   --
                                                             ----        ----   --        -----    --   --
Net Increase (Decrease) .................................      --        --     --         5        4   --
                                                             ----        ----   --        ----     --   --

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................       5         2     --        --       --   --
Units Redeemed ..........................................      (2)       --     --        --       --   --
                                                             -------     ----   --        ----     --   --
Net Increase (Decrease) .................................       3         2     --        --       --   --
                                                             ------      ----   --        ----     --   --

Survivorship 2000 - Class B 0.90%
Units Issued ............................................      --        --     --        --       --   --
Units Redeemed ..........................................      --        --     --        --       --   --
                                                             ------      ----   --        ----     --   --
Net Increase (Decrease) .................................      --        --     --        --       --   --
                                                             ------      ----   --        ----     --   --

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................      --        --     --        --       --   --
Units Redeemed ..........................................      --        --     --        --       --   --
                                                             ------      ----   --        ----     --   --
Net Increase (Decrease) .................................      --        --     --        --       --   --
                                                             ------      ----   --        ----     --   --


                                                             EQ/Capital Guardian      EQ/Capital Guardian U.S.
                                                                 Research (b)                Equity (b)
                                                          -------------------------- ---------------------------
                                                            2001      2000     1999     2001       2000     1999
                                                          -------- ---------- ------ ---------- ---------- -----
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................     34      16        --       18         5        1
Units Redeemed ..........................................    (20)     (6)       --      (10)       (2)      --
                                                             ---      -----     --      ---         ----    --
Survivorship 2000 0.90% .................................     14      10        --        8         3        1
                                                             ---      ----      --      ---         ---     --

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
  after, Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................    140      18         1       65        14        4
Units Redeemed ..........................................   (107)     (4)       --       (6)       (3)      --
                                                            ----      -----     --      ------     -----    --
Net Increase (Decrease) .................................     33      14         1       59        11        4
                                                            ----      ----      --      -----      ----     --

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................     --      --        --       --        --       --
Units Redeemed ..........................................     --      --        --       --        --       --
                                                            ----      ----      --      -----      ----     --
Net Increase (Decrease) .................................     --      --        --       --        --       --
                                                            ----      ----      --      -----      ----     --

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................     --      --        --       --        --       --
Units Redeemed ..........................................     --      --        --       --        --       --
                                                            ----      ----      --      -----      ----     --
Net Increase (Decrease) .................................     --      --        --       --        --       --
                                                            ----      ----      --      -----      ----     --

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................     --      --        --       --        --       --
Units Redeemed ..........................................     --      --        --       --        --       --
                                                            ----      ----      --      -----      ----     --
Net Increase (Decrease) .................................     --      --        --       --        --       --
                                                            ----      ----      --      -----      ----     --

Survivorship 2000 - Class B 0.90%
Units Issued ............................................     --      --        --       --        --       --
Units Redeemed ..........................................     --      --        --       --        --       --
                                                            ----      ----      --      -----      ----     --
Net Increase (Decrease) .................................     --      --        --       --        --       --
                                                            ----      ----      --      -----      ----     --

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................     --      --        --       --        --       --
Units Redeemed ..........................................     --      --        --       --        --       --
                                                            ----      ----      --      -----      ----     --
Net Increase (Decrease) .................................     --      --        --       --        --       --
                                                            ----      ----      --      -----      ----     --

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation Units issued and redeemed during the periods indicated were (in thousands):



                                                            EQ/Emerging Markets Equity      EQ/Equity 500 Index (i)
                                                          ------------------------------- ----------------------------
                                                              2001      2000      1999       2001      2000     1999
                                                          ----------- -------- ---------- --------- --------- --------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................     744        146      115         247       249      214
Units Redeemed ..........................................    (787)       (90)     (34)       (218)     (160)     (92)
                                                             ----        ---      ---        ----      ----      ---
Net Increase (Decrease) .................................     (43)        56       81          29        89      122
                                                             ----        ---      ---        ----      ----      ---

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
  Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................      --         --       --          --        --       --
Units Redeemed ..........................................      --         --       --          --        --       --
                                                             ----        ---      ---        ----      ----      ---
Net Increase (Decrease) .................................      --         --       --          --        --       --
                                                             ----        ---      ---        ----      ----      ---

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................      --         --       --          --        --       --
Units Redeemed ..........................................      --         --       --          --        --       --
                                                             ----        ---      ---        ----      ----      ---
Net Increase (Decrease) .................................      --         --       --          --        --       --
                                                             ----        ---      ---        ----      ----      ---

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................      --         --       --         534       428       65
Units Redeemed ..........................................      --         --       --        (261)     (177)     (15)
                                                             ----        ---      ---        ----      ----      ---
Net Increase (Decrease) .................................      --         --       --         273       251       50
                                                             ----        ---      ---        ----      ----      ---

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................       5          7       --          --        --       --
Units Redeemed ..........................................      --         --       --          --        --       --
                                                             ----        ---      ---        ----      ----      ---
Net Increase (Decrease) .................................       5          7       --          --        --       --
                                                             ----        ---      ---        ----      ----      ---

Survivorship 2000 - Class B 0.90%
Units Issued ............................................       5         62       18          --        --       --
Units Redeemed ..........................................      (6)       (55)      (9)         --        --       --
                                                             ----        ---      ---        ----      ----      ---
Net Increase (Decrease) .................................      (1)         7        9          --        --       --
                                                             ----        ---      ---        ----      ----      ---

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................      --         --       --          --        --       --
Units Redeemed ..........................................      --         --       --          --        --       --
                                                             ----        ---      ---        ----      ----      ---
Net Increase (Decrease) .................................      --         --       --          --        --       --
                                                             ----        ---      ---        ----      ----      ---


                                                             EQ/Evergreen Omega (a)       EQ/FI Mid Cap (d)
                                                          ---------------------------- ------------------------
                                                             2001       2000     1999    2001      2000    1999
                                                          ---------- ---------- ------ -------- --------- -----
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................     6          7      --         28       4      --
Units Redeemed ..........................................    (2)        (7)     --        (17)     (1)     --
                                                           ----       ----    ----       ----    ----    ----
Net Increase (Decrease) .................................     4         --      --         11       3      --
                                                           ----       ----    ----       ----    ----    ----

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
  after, Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................    10          6      --        388      59      --
Units Redeemed ..........................................    (3)        (1)     --       (248)    (48)     --
                                                           ----       ----    ----       ----    ----    ----
Net Increase (Decrease) .................................     7          5      --        140      11      --
                                                           ----       ----    ----       ----    ----    ----

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................    --         --      --         --      --      --
Units Redeemed ..........................................    --         --      --         --      --      --
                                                           ----       ----    ----       ----    ----    ----
Net Increase (Decrease) .................................    --         --      --         --      --      --
                                                           ----       ----    ----       ----    ----    ----

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................    --         --      --         --      --      --
Units Redeemed ..........................................    --         --      --         --      --      --
                                                           ----       ----    ----       ----    ----    ----
Net Increase (Decrease) .................................    --         --      --         --      --      --
                                                           ----       ----    ----       ----    ----    ----

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................    --         --      --         --      --      --
Units Redeemed ..........................................    --         --      --         --      --      --
                                                           ----       ----    ----       ----    ----    ----
Net Increase (Decrease) .................................    --         --      --         --      --      --
                                                           ----       ----    ----       ----    ----    ----

Survivorship 2000 - Class B 0.90%
Units Issued ............................................    --         --      --         --      --      --
Units Redeemed ..........................................    --         --      --         --      --      --
                                                           ----       ----    ----       ----    ----    ----
Net Increase (Decrease) .................................    --         --      --         --      --      --
                                                           ----       ----    ----       ----    ----    ----

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................    --         --      --         --      --      --
Units Redeemed ..........................................    --         --      --         --      --      --
                                                           ----       ----    ----       ----    ----    ----
Net Increase (Decrease) .................................    --         --      --         --      --      --
                                                           ----       ----    ----       ----    ----    ----

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation Units issued and redeemed during the periods indicated were (in thousands):


                                                                                           EQ/International
                                                            EQ/FI Small/Mid Cap Value        Equity Index
                                                          ----------------------------- -----------------------
                                                            2001       2000      1999    2001     2000    1999
                                                          -------- ----------- -------- ------ --------- ------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................     74        35         38     --      --     --
Units Redeemed ..........................................    (42)      (28)       (34)    --      --     --
                                                             ---       ---        ---     --      --     --
Net Increase (Decrease) .................................     32         7          4     --      --     --
                                                             ---       ---        ---     --      --     --

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
  after, Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................    149       100        129     --      --     --
Units Redeemed ..........................................   (387)     (109)      (141)    --      --     --
                                                            ----      ----       ----     --      --     --
Net Increase (Decrease) .................................   (238)       (9)       (12)    --      --     --
                                                            ----      ----       ----     --      --     --

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................     --        --         --      2       4     --
Units Redeemed ..........................................     --        --         --     --      (2)    --
                                                            ----      ------     ----     --      ----   --
Net Increase (Decrease) .................................     --        --         --      2       2     --
                                                            ----      ------     ----     --      ----   --

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................     --        --         --     --      --     --
Units Redeemed ..........................................     --        --         --     --      --     --
                                                            ----      ------     ----     --      ----   --
Net Increase (Decrease) .................................     --        --         --     --      --     --
                                                            ----      ------     ----     --      ----   --

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................     --        --         --     --      --     --
Units Redeemed ..........................................     --        --         --     --      --     --
                                                            ----      ------     ----     --      ----   --
Net Increase (Decrease) .................................     --        --         --     --      --     --
                                                            ----      ------     ----     --      ----   --

Survivorship 2000 - Class B 0.90%
Units Issued ............................................     --        --         --     --      --     --
Units Redeemed ..........................................     --        --         --     --      --     --
                                                            ----      ------     ----     --      ----   --
Net Increase (Decrease) .................................     --        --         --     --      --     --
                                                            ----      ------     ----     --      ----   --

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................     --        --         --     --      --     --
Units Redeemed ..........................................     --        --         --     --      --     --
                                                            ----      ------     ----     --      ----   --
Net Increase (Decrease) .................................     --        --         --     --      --     --
                                                            ----      ------     ----     --      ----   --


                                                            EQ/J.P. Morgan Core        EQ/Janus Large
                                                                   Bond                Cap Growth (e)
                                                          ----------------------- -------------------------
                                                             2001    2000   1999    2001      2000     1999
                                                          --------- ------ ------ -------- ---------- -----
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................    --       --   --         61       5      --
Units Redeemed ..........................................    --       --   --        (33)     (1)     --
                                                             --       --   --        ---       ----   --
Net Increase (Decrease) .................................    --       --   --         28       4      --
                                                             --       --   --        ---       ---    --

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................    --       --   --        224      40      --
Units Redeemed ..........................................    --       --   --        (87)     (4)     --
                                                             --       --   --        ---      -----   --
Net Increase (Decrease) .................................    --       --   --        137      36      --
                                                             --       --   --        ---      ----    --

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................    24        3   --         --      --      --
Units Redeemed ..........................................    (4)      --   --         --      --      --
                                                             ----     --   --        ---      ----    --
Net Increase (Decrease) .................................    20        3   --         --      --      --
                                                             ----     --   --        ---      ----    --

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................    --       --   --         --      --      --
Units Redeemed ..........................................    --       --   --         --      --      --
                                                             ----     --   --        ---      ----    --
Net Increase (Decrease) .................................    --       --   --         --      --      --
                                                             ----     --   --        ---      ----    --

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................    10        6   --         --      --      --
Units Redeemed ..........................................    --       --   --         --      --      --
                                                             ----     --   --        ---      ----    --
Net Increase (Decrease) .................................    10        6   --         --      --      --
                                                             ----     --   --        ---      ----    --

Survivorship 2000 - Class B 0.90%
Units Issued ............................................    --       --   --         --      --      --
Units Redeemed ..........................................    --       --   --         --      --      --
                                                             ----     --   --        ---      ----    --
Net Increase (Decrease) .................................    --       --   --         --      --      --
                                                             ----     --   --        ---      ----    --

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................    --       --   --         --      --      --
Units Redeemed ..........................................    --       --   --         --      --      --
                                                             ----     --   --        ---      ----    --
Net Increase (Decrease) .................................    --       --   --         --      --      --
                                                             ----     --   --        ---      ----    --

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation Units issued and redeemed during the periods indicated were (in thousands):


                                                              EQ/Lazard Small
                                                               Cap Value (e)      EQ/Marsico Focus (f)
                                                          ----------------------- --------------------
                                                             2001    2000   1999   2001   2000   1999
                                                          --------- ------ ------ ------ ------ ------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................    --       --   --       --   --     --
Units Redeemed ..........................................    --       --   --       --   --     --
                                                             --       --   --       --   --     --
Net Increase (Decrease) .................................    --       --   --       --   --     --
                                                             --       --   --       --   --     --

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
  and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................    --       --   --        6   --     --
Units Redeemed ..........................................    --       --   --       --   --     --
                                                             --       --   --       --   --     --
Net Increase (Decrease) .................................    --       --   --        6   --     --
                                                             --       --   --       --   --     --

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................    13        1   --       --   --     --
Units Redeemed ..........................................    (3)      --   --       --   --     --
                                                             ----     --   --       --   --     --
Net Increase (Decrease) .................................    10        1   --       --   --     --
                                                             ----     --   --       --   --     --

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B
0.60%
Units Issued ............................................    --       --   --       --   --     --
Units Redeemed ..........................................    --       --   --       --   --     --
                                                             ----     --   --       --   --     --
Net Increase (Decrease) .................................    --       --   --       --   --     --
                                                             ----     --   --       --   --     --

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................     6       --   --       --   --     --
Units Redeemed ..........................................    --       --   --       --   --     --
                                                             ----     --   --       --   --     --
Net Increase (Decrease) .................................     6       --   --       --   --     --
                                                             ----     --   --       --   --     --
Survivorship 2000 - Class B 0.90%
Units Issued ............................................    --       --   --       --   --     --
Units Redeemed ..........................................    --       --   --       --   --     --
                                                             ----     --   --       --   --     --
Net Increase (Decrease) .................................    --       --   --       --   --     --
                                                             ----     --   --       --   --     --

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................    --       --   --       --   --     --
Units Redeemed ..........................................    --       --   --       --   --     --
                                                             ----     --   --       --   --     --
Net Increase (Decrease) .................................    --       --   --       --   --     --
                                                             ----     --   --       --   --     --


                                                                EQ/Mercury Basic               EQ/MFS Emerging
                                                                  Value Equity                 Growth Companies
                                                          ---------------------------- --------------------------------
                                                            2001     2000      1999        2001        2000      1999
                                                          -------- -------- ---------- ----------- ----------- --------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................     52       58       37           108         120       92
Units Redeemed ..........................................    (29)     (27)     (16)          (95)        (72)     (25)
                                                             ---      ---      ---           ---         ---      ---
Net Increase (Decrease) .................................     23       31       21            13          48       67
                                                             ---      ---      ---           ---         ---      ---

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
  Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................    262       73      121         1,557       1,556    1,179
Units Redeemed ..........................................    (83)     (60)     (51)       (1,514)     (1,121)    (781)
                                                             ---      ---      ---        ------      ------    -----
Net Increase (Decrease) .................................    179       13       70            43         436      398
                                                             ---      ---      ---        ------      ------    -----

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................     --       --       --            --          --       --
Units Redeemed ..........................................     --       --       --            --          --       --
                                                             ---      ---      ---        ------      ------    -----
Net Increase (Decrease) .................................     --       --       --            --          --       --
                                                             ---      ---      ---        ------      ------    -----

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................     --       --       --            --          --       --
Units Redeemed ..........................................     --       --       --            --          --       --
                                                             ---      ---      ---        ------      ------    -----
Net Increase (Decrease) .................................     --       --       --            --          --       --
                                                             ---      ---      ---        ------      ------    -----

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................     67       24        7           131          79       19
Units Redeemed ..........................................    (54)     (19)      (5)          (99)        (40)     (16)
                                                             ---      ---      ------     ------      ------    -----
Net Increase (Decrease) .................................     13        5        2            32          39        3
                                                             ---      ---      -----      ------      ------    -----
Survivorship 2000 - Class B 0.90%
Units Issued ............................................     --       --       --            --          --       --
Units Redeemed ..........................................     --       --       --            --          --       --
                                                             ---      ---      -----      ------      ------    -----
Net Increase (Decrease) .................................     --       --       --            --          --       --
                                                             ---      ---      -----      ------      ------    -----

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................     --       --       --            --          --       --
Units Redeemed ..........................................     --       --       --            --          --       --
                                                             ---      ---      -----      ------      ------    -----
Net Increase (Decrease) .................................     --       --       --            --          --       --
                                                             ---      ---      -----      ------      ------    -----

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


7. Changes in Units Outstanding (Continued)

Accumulation Units issued and redeemed during the periods indicated were (in thousands):


                                                            EQ/MFS Investors Trust (a)          EQ/MFS Research
                                                          ------------------------------ -----------------------------
                                                             2001      2000       1999       2001      2000     1999
                                                          --------- ---------- --------- ----------- -------- --------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................     4         6          1            67       60       35
Units Redeemed ..........................................    (2)       (3)        --           (57)     (29)     (14)
                                                             ---       ---        --           ---      ---      ---
Net Increase (Decrease) .................................     2         3          1            10       31       21
                                                             ---       ---        --           ---      ---      ---

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
  Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................    34        16          4         1,144      978      127
Units Redeemed ..........................................   (10)       (2)        (1)       (1,116)    (893)     (77)
                                                            -----      ----       ----      ------     ----      ---
Net Increase (Decrease) .................................    24        14          3            28       85       50
                                                            -----      ----       ----      ------     ----      ---

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................    --        --         --            --       --       --
Units Redeemed ..........................................    --        --         --            --       --       --
                                                            -----      ----       ----      ------     ----      ---
Net Increase (Decrease) .................................    --        --         --            --       --       --
                                                            -----      ----       ----      ------     ----      ---
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................    --        --         --            --       --       --
Units Redeemed ..........................................    --        --         --            --       --       --
                                                            -----      ----       ----      ------     ----      ---
Net Increase (Decrease) .................................    --        --         --            --       --       --
                                                            -----      ----       ----      ------     ----      ---

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................    --        --         --           101       42        1
Units Redeemed ..........................................    --        --         --           (94)     (33)      --
                                                            -----      ----       ----      ------     ----      ---
Net Increase (Decrease) .................................    --        --         --             7        9        1
                                                            -----      ----       ----      ------     ----      ---

Survivorship 2000 - Class B 0.90%
Units Issued ............................................    --        --         --            --       --       --
Units Redeemed ..........................................    --        --         --            --       --       --
                                                            -----      ----       ----      ------     ----      ---
Net Increase (Decrease) .................................    --        --         --            --       --       --
                                                            -----      ----       ----      ------     ----      ---

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................    --        --         --            --       --       --
Units Redeemed ..........................................    --        --         --            --       --       --
                                                            -----      ----       ----      ------     ----      ---
Net Increase (Decrease) .................................    --        --         --            --       --       --
                                                            -----      ----       ----      ------     ----      ---


                                                                EQ/Putnam Growth &        EQ/Putnam International
                                                                   Income Value                   Equity
                                                          ------------------------------ -------------------------
                                                             2001       2000      1999      2001      2000    1999
                                                          ---------- ---------- -------- --------- --------- -----
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................     22         26         22      --        --     --
Units Redeemed ..........................................    (16)       (18)       (10)     --        --     --
                                                             ---        ---        ---      --        --     --
Net Increase (Decrease) .................................      6          8         12      --        --     --
                                                             ---        ---        ---      --        --     --

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B
 0.60%
Units Issued ............................................     45         41         66      --        --     --
Units Redeemed ..........................................     (9)       (45)       (38)     --        --     --
                                                             -----      -----      ---      --        --     --
Net Increase (Decrease) .................................     36         (4)        28      --        --     --
                                                             -----      -----      ---      --        --     --

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................     --         --         --      17         6     --
Units Redeemed ..........................................     --         --         --      (5)       (1)    --
                                                             -----      -----      ---      ----      ----   --
Net Increase (Decrease) .................................     --         --         --      12         5     --
                                                             -----      -----      ---      ----      ----   --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B 0.60%
Units Issued ............................................     --         --         --      --        --     --
Units Redeemed ..........................................     --         --         --      --        --     --
                                                             -----      -----      ---      ----      ----   --
Net Increase (Decrease) .................................     --         --         --      --        --     --
                                                             -----      -----      ---      ----      ----   --

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................     35         16          1       3         3     --
Units Redeemed ..........................................    (27)        (9)        --      --        --     --
                                                             -----      -----      ---      ----      ----   --
Net Increase (Decrease) .................................      8          7          1       3         3     --
                                                             -----      -----      ---      ----      ----   --

Survivorship 2000 - Class B 0.90%
Units Issued ............................................     --         --         --      --        --     --
Units Redeemed ..........................................     --         --         --      --        --     --
                                                             -----      -----      ---      ----      ----   --
Net Increase (Decrease) .................................     --         --         --      --        --     --
                                                             -----      -----      ---      ----      ----   --

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................     --         --         --      --        --     --
Units Redeemed ..........................................     --         --         --      --        --     --
                                                             -----      -----      ---      ----      ----   --
Net Increase (Decrease) .................................     --         --         --      --        --     --
                                                             -----      -----      ---      ----      ----   --

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


7. Changes in Units Outstanding (Concluded)

   Accumulation Units issued and redeemed during the periods indicated were (in thousands):



                                                                                      EQ/Small Company
                                                          EQ/Putnam Investors Growth        Index
                                                          -------------------------- -------------------
                                                             2001      2000    1999   2001   2000   1999
                                                          --------- --------- ------ ------ ------ -----
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................    --        --     --       --   --     --
Units Redeemed ..........................................    --        --     --       --   --     --
                                                             --        --     --       --   --     --
Net Increase (Decrease) .................................    --        --     --       --   --     --
                                                             --        --     --       --   --     --

Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
  and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................    --        --     --       --   --     --
Units Redeemed ..........................................    --        --     --       --   --     --
                                                             --        --     --       --   --     --
Net Increase (Decrease) .................................    --        --     --       --   --     --
                                                             --        --     --       --   --     --

Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60%
Units Issued ............................................    10         6     --        5   --     --
Units Redeemed ..........................................    (2)       (1)    --       --   --     --
                                                             ----      ----   --       --   --     --
Net Increase (Decrease) .................................     8         5     --        5   --     --
                                                             ----      ----   --       --   --     --

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus - Class B
0.60%
Units Issued ............................................    --        --     --       --   --     --
Units Redeemed ..........................................    --        --     --       --   --     --
                                                             ----      ----   --       --   --     --
Net Increase (Decrease) .................................    --        --     --       --   --     --
                                                             ----      ----   --       --   --     --

Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................     2         2     --       --   --     --
Units Redeemed ..........................................    --        --     --       --   --     --
                                                             ----      ----   --       --   --     --
Net Increase (Decrease) .................................     2         2     --       --   --     --
                                                             ----      ----   --       --   --     --

Survivorship 2000 - Class B 0.90%
Units Issued ............................................    --        --     --       --   --     --
Units Redeemed ..........................................    --        --     --       --   --     --
                                                             ----      ----   --       --   --     --
Net Increase (Decrease) .................................    --        --     --       --   --     --
                                                             ----      ----   --       --   --     --

Accumulator Life - Class B 1.35% (d)
Units Issued ............................................    --        --     --       --   --     --
Units Redeemed ..........................................    --        --     --       --   --     --
                                                             ----      ----   --       --   --     --
Net Increase (Decrease) .................................    --        --     --       --   --     --
                                                             ----      ----   --       --   --     --

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Aggressive Stock
-------------------
Incentive Life Plus Original Series, IL COLI,
Incentive Life COLI 0.00%
Unit Value, end of period ..................................   $ 139.88     $ 186.45    $ 214.65     $ 180.62     $ 180.10
Net Assets (000's) .........................................   $ 48,818     $ 67,681    $ 74,913     $ 57,618     $ 44,485
Number of units outstanding, end of period (000's) .........        349          363         349          319          247
Total Return ...............................................    ( 24.98)%    ( 13.13)%     18.84%        0.29%       10.94%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life, Incentive Life Plus
0.60% (c)
Unit Value, end of period ..................................   $  72.23     $  97.12    $ 112.75           --           --
Net Assets (000's) .........................................   $  7,512     $  4,953    $  1,579           --           --
Number of units outstanding, end of period (000's) .........        104           51          14           --           --
Total Return ...............................................    ( 25.63)%    ( 13.86)%     17.83%          --           --
Survivorship 2000 0.90% (m)
Unit Value, end of period ..................................   $  71.49     $  96.41    $ 112.26           --           --
Net Assets (000's) .........................................         --           --          --           --           --
Number of units outstanding, end of period (000's) .........         --           --          --           --           --
Total Return ...............................................    ( 25.85)%    ( 14.12)%     17.43%          --           --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................   $  70.78     $  95.89          --           --           --
Net Assets (000's) .........................................         --           --          --           --           --
Number of units outstanding, end of period (000's) .........         --           --          --           --           --
Total Return ...............................................    ( 26.19)%    ( 19.49)%        --           --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Alliance Common Stock
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00%
Unit Value, end of period ..................................   $ 266.27      $ 297.57      $ 346.14     $ 276.49      $213.70
Net Assets (000's) .........................................   $186,389      $199,074      $218,414     $147,922      $89,113
Number of units outstanding, end of period (000's) .........        700           669           631          535          417
Total Return ...............................................    ( 10.52)%     ( 14.03)%       25.19%       29.38%       29.40%
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus 0.60% (c)
Unit Value, end of period ..................................   $ 101.14      $ 114.00      $ 133.73           --           --
Net Assets (000's) .........................................   $106,703      $ 64,410      $ 12,838           --           --
Number of units outstanding, end of period (000's) .........      1,055           565            96           --           --
Total Return ...............................................    ( 11.28)%     ( 14.75)%       24.13%          --           --
Survivorship 2000 0.90% (m)
Unit Value, end of period ..................................   $ 100.09      $ 113.16      $ 133.16           --           --
Net Assets (000's) .........................................         --            --            --           --           --
Number of units outstanding, end of period (000's) .........         --            --            --           --           --
Total Return ...............................................    ( 11.55)%     ( 15.01)%       23.76%          --           --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................   $  82.58      $  93.79            --           --           --
Net Assets (000's) .........................................         --            --            --           --           --
Number of units outstanding, end of period (000's) .........         --            --            --           --           --
Total Return ...............................................    ( 11.95)%     ( 15.40)%          --           --           --
Net Assets (000's)

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2001         2000         1999         1998         1997
                                                             ------------- ------------ ------------ ------------ ------------
EQ/Alliance High Yield
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00%
Unit Value, end of period ..................................   $ 147.62      $ 146.24     $ 160.08     $ 165.63    $  174.63
Net Assets (000's) .........................................   $ 18,305      $ 19,011     $ 20,810     $ 19,213    $  10,478
Number of units outstanding, end of period (000's) .........        124           130          130          116           60
Total Return ...............................................       0.95%      (  8.65)%    (  3.35)%    (  5.15)%      18.47%

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus 0.60% (c)
Unit Value, end of period ..................................   $  77.70      $  77.64     $  85.73           --           --
Net Assets (000's) .........................................   $  4,740      $  1,863     $    257           --           --
Number of units outstanding, end of period (000's) .........         61            24            3           --           --
Total Return ...............................................       0.08%      (  9.44)%    (  4.16)%         --           --

Survivorship 2000 0.90% (m)
Unit Value, end of period ..................................   $  76.90      $  77.07     $  85.36           --           --
Net Assets (000's) .........................................         --            --           --           --           --
Number of units outstanding, end of period (000's) .........         --            --           --           --           --
Net Assets (000's) .........................................     ( 0.22)%     (  9.71)%    (  4.45)%         --           --

Accumulative Life 1.35% (f)
Unit Value, end of period ..................................   $  88.55      $  89.16           --           --           --
Net Assets (000's) .........................................         --            --           --           --           --
Unit Value, end of period ..................................         --            --           --           --           --
Total Return ...............................................     ( 0.68)%     ( 10.12)%         --           --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Alliance Money Market
------------------------------------------------------------
Incentive LIfe Plus Original Series, IL COLI, Incentive Life COLI 0.00%
Unit Value, end of period ..................................  $  143.20    $  137.89    $  129.78    $  123.62    $  117.36
Net Assets (000's) .........................................  $  86,206    $  68,393    $  55,546    $  32,759    $  15,022
Number of units outstanding, end of period (000's) .........        602          496          428          265          128
Total Return ...............................................       3.85%        6.24%        4.96%        5.34%        5.42%
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus 0.60% (c)
Unit Value, end of period ..................................  $  115.07    $  111.78    $  106.09           --           --
Net Assets (000's) .........................................  $  89,524    $  38,005    $  16,868           --           --
Number of units outstanding, end of period (000's) .........        778          340          159           --           --
Total Return ...............................................       2.94%        5.36%        4.10%          --           --
Survivorship 2000 0.90% (m)
Unit Value, end of period ..................................  $  113.88    $  110.96    $  105.63           --           --
Net Assets (000's) .........................................         --           --           --           --           --
Number of units outstanding, end of period (000's) .........         --           --           --           --           --
Total Return ...............................................       2.63%        5.05%        3.78%          --           --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................  $  108.27    $  105.98           --           --           --
Net Assets (000's) .........................................         --    $     106           --           --           --
Number of units outstanding, end of period (000's) .........         --            1           --           --           --
Total Return ...............................................       2.16%        4.57%          --           --           --
Net Assets (000's)

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index
Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                               -------------------------------------------------------------
                                                                    2001            2000           1999        1998     1997
                                                               -------------   -------------   ------------   ------   -----
EQ/Alliance Premier Growth
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (c)
Unit Value, end of period ..................................     $  74.19        $  97.57        $ 119.55     --       --
Net Assets (000's) .........................................     $  7,716        $  9,074        $  3,587     --       --
Number of units outstanding, end of period (000's) .........          104              93              30     --       --
Total Return ...............................................       (23.96)%        (18.34)%         18.97%    --       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after, Survivorship
Incentive Life 0.60% (c)
Unit Value, end of period ..................................     $  73.05        $  96.65        $ 119.14     --       --
Net Assets (000's) .........................................     $ 99,056        $394,042        $ 43,486     --       --
Number of units outstanding, end of period (000's) .........        1,356           4,077             365     --       --
Total Return ...............................................       (24.42)%        (18.88)%         18.52%    --       --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................     $  70.27        $  93.68              --     --       --
Net Assets (000's) .........................................           --              --              --     --       --
Number of units outstanding, end of period (000's) .........           --              --              --     --       --
Total Return ...............................................       (24.99)%        (19.49)%            --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Alliance Small Cap Growth
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (b)
Unit Value, end of period ..................................   $ 153.80    $ 176.81     $ 155.12      $ 121.27    $ 126.69
Net Assets (000's) .........................................   $ 19,840    $ 21,040     $ 11,324      $  5,578    $  1,267
Number of units outstanding, end of period (000's) .........        129         119           73            46          10
Total Return ...............................................    ( 13.02)%     13.98%       27.91%      (  4.28)%     26.69%

Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus 0.60% (c)
Unit Value, end of period ..................................   $ 113.58    $ 131.71     $ 116.59            --          --
Net Assets (000's) .........................................   $ 21,012    $  9,351    $     350            --          --
Number of units outstanding, end of period (000's) .........        185          71            3            --          --
Total Return ...............................................    ( 13.76)%     12.97%       26.86%           --          --

Survivorship 2000 0.90% (m)
Unit Value, end of period ..................................   $ 112.41    $ 130.74     $ 116.08            --          --
Net Assets (000's) .........................................         --          --           --            --          --
Number of units outstanding, end of period (000's) .........         --          --           --            --          --
Total Return ...............................................    ( 14.02)%     12.63%       26.47%           --          --

Accumulator Life 1.35% (f)
Unit Value, end of period ..................................   $ 125.32    $ 146.43           --            --          --
Net Assets (000's) .........................................         --          --           --            --          --
Number of units outstanding, end of period (000's) .........         --          --           --            --          --
Total Return ...............................................    ( 14.42)%     12.12%          --            --          --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Alliance Technology
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (e)
Unit Value, end of period ..................................     $  50.43        $  66.74      --       --       --
Net Assets (000's) .........................................     $  3,984        $  3,671      --       --       --
Number of units outstanding, end of period (000's) .........           79              55      --       --       --
Total Return ...............................................       (24.44)%        (33.30)%    --       --       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life 0.60% (e)
Unit Value, end of period ..................................     $  49.91        $  66.46      --       --       --
Net Assets (000's) .........................................     $ 38,381        $ 29,442      --       --       --
Number of units outstanding, end of period (000's) .........          769             443      --       --       --
Total Return ...............................................       (24.90)%        (33.52)%    --       --       --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................     $  49.26        $  66.10      --       --       --
Net Assets (000's) .........................................           --              --      --       --       --
Number of units outstanding, end of period (000's) .........           --              --      --       --       --
Total Return ...............................................       (25.48)%        (33.86)%    --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Balanced (j)
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00%
Unit Value, end of period ..................................   $ 208.22     $ 212.12    $ 214.97     $ 182.49     $ 154.51
Net Assets (000's) .........................................   $ 36,230     $ 22,273    $ 20,852     $ 12,774     $  6,180
Number of units outstanding, end of period (000's) .........        174          105          97           70           40
Total Return ...............................................    (  1.84)%    (  1.32)%     17.79%       18.11%       15.06%
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus 0.60% (c)
Unit Value, end of period ..................................   $ 105.65     $ 108.57    $ 110.98           --           --
Net Assets (000's) .........................................   $ 17,855     $  5,320    $  1,332           --           --
Number of units outstanding, end of period (000's) .........        169           49          12           --           --
Total Return ...............................................    (  2.69)%    (  2.17)%     10.98%          --           --
Survivorship 2000 0.90% (j)
Unit Value, end of period ..................................   $ 114.49           --           --          --           --
Net Assets (000's) .........................................         --           --           --          --           --
Number of units outstanding, end of period (000's) .........         --           --           --          --           --
Total Return ...............................................    (  3.93)%         --           --          --           --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................   $ 101.79     $ 105.41           --          --           --
Net Assets (000's) .........................................         --           --           --          --           --
Number of units outstanding, end of period (000's) .........         --           --           --          --           --
Total Return ...............................................    (  3.43)%    (  2.90)%         --          --           --
----------

(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein
Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation,
EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced
Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500
Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                             Years Ended December 31,
                                                               ----------------------------------------------------
                                                                   2001          2000        1999     1998     1997
                                                               -----------   ------------   ------   ------   -----
EQ/Bernstein Diversified Value (i)
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive COLI 0.00% (i)
Unit Value, end of period ..................................     $ 97.45             --     --       --       --
Net Assets (000's) .........................................     $16,567             --     --       --       --
Number of units outstanding, end of period (000's) .........         170             --     --       --       --
Total Return ...............................................       (0.92)%           --     --       --       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life 0.60% (g)
Unit Value, end of period ..................................     $111.27       $ 108.58     --       --       --
Net Assets (000's) .........................................     $57,860       $ 279.75     --       --       --
Number of units outstanding, end of period (000's) .........         520              3     --       --       --
Total Return ...............................................        2.48%       (  2.55)%   --       --       --
Survivorship Incentive Life 0.60% (g)
Unit Value, end of period ..................................     $ 95.56       $  93.25     --       --       --
Net Assets (000's) .........................................     $   478       $ 217.16     --       --       --
Number of units outstanding, end of period (000's) .........           5              2     --       --       --
Total Return ...............................................        2.48%       (  2.55)%   --       --       --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................     $ 94.36       $  92.78     --       --       --
Net Assets (000's) .........................................          --             --     --       --       --
Number of units outstanding, end of period (000's) .........          --             --     --       --       --
Total Return ...............................................        1.70%       (  0.24)%   --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/Capital Guardian International
------------------------------------------------------------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life 0.60% (d)
Unit Value, end of period ..................................     $  81.90        $ 104.15             --     --       --
Net Assets (000's) .........................................     $    737        $    417             --     --       --
Number of units outstanding, end of period (000's) .........            9               4             --     --       --
Total Return ...............................................       (21.36)%       ( 19.58)%           --     --       --
Survivorship 2000 0.90% (d)
Unit Value, end of period ..................................     $  81.32        $ 103.73             --     --       --
Net Assets (000's) .........................................           --              --             --     --       --
Number of units outstanding, end of period (000's) .........           --              --             --     --       --
Total Return ...............................................       (21.60)%       ( 19.82)%           --     --       --
EQ/Capital Guardian Research
-------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (d)
Unit Value, end of period ..................................     $ 112.11        $ 114.42       $ 108.04     --       --
Net Assets (000's) .........................................     $  2,691        $  1,144             --     --       --
Number of units outstanding, end of period (000's) .........           24              10             --     --       --
Total Return ...............................................       ( 2.02)%          5.92%          7.10%    --       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life 0.60% (d)
Unit Value, end of period ..................................     $ 110.55        $ 113.51       $ 107.82     --       --
Net Assets (000's) .........................................     $  5,306        $  1,703       $    108     --       --
Number of units outstanding, end of period (000's) .........           48              15              1     --       --
Total Return ...............................................       ( 2.61)%          5.28%          6.67%    --       --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................     $ 107.84        $ 111.57             --     --       --
Net Assets (000's) .........................................           --              --             --     --       --
Number of units outstanding, end of period (000's) .........           --              --             --     --       --
Total Return ...............................................       ( 3.34)%          4.49%            --     --       --
----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein
Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation,
EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced
Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500
Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                Years Ended December 31,
                                                               -----------------------------------------------------------
                                                                   2001           2000           1999        1998     1997
                                                               ------------   ------------   ------------   ------   -----
EQ/Capital Guardian U.S. Equity
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (d)
Unit Value, end of period ..................................     $ 105.12      $ 107.27       $ 103.56       --        --
Net Assets (000's) .........................................     $  1,261      $    429       $    104       --        --
Number of units outstanding, end of period (000's) .........           12             4              1       --        --
Total Return ...............................................       ( 2.01)%        3.58%          3.76%      --        --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life 0.60% (d)
Unit Value, end of period ..................................     $ 103.65      $ 106.42       $ 103.35       --        --
Net Assets (000's) .........................................     $  7,670      $  1,596       $    413       --        --
Number of units outstanding, end of period (000's) .........           74            15              4       --        --
Total Return ...............................................       ( 2.60)%        2.97%          3.32%      --        --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................     $ 100.40      $ 103.87             --       --        --
Net Assets (000's) .........................................           --            --             --       --        --
Number of units outstanding, end of period (000's) .........           --            --             --       --        --
Total Return ...............................................       ( 3.34)%        2.19%            --       --        --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                 2001         2000         1999          1998          1997
                                                             ----------- ------------- ------------ ------------- -------------
EQ/Emerging Markets Equity
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (b)
Unit Value, end of period ..................................   $ 64.83     $  68.35      $ 114.00     $  58.24      $  79.81
Net Assets (000's) .........................................   $ 8,493     $ 11,825      $ 13,452     $  2,213      $    239
Number of units outstanding, end of period (000's) .........       131          173           118           38             3
Total Return ...............................................     (5.15)%     (40.12)%       95.74%      (27.03)%      (20.19)%
Survivorship 2000 0.90% (l)
Unit Value, end of period ..................................   $ 62.32     $  66.30      $ 111.59     $  57.53      $  79.54
Net Assets (000's) .........................................   $ 1,558     $  1,724      $  2,120     $    575      $    159
Number of units outstanding, end of period (000's) .........        25           26            19           10             2
Total Return ...............................................     (6.01)%     (40.59)%       93.97%      (27.67)%      (20.46)%
Survivorship Incentive Life 0.60% (c)
Unit Value, end of period ..................................   $ 85.61     $  90.81      $ 152.38           --            --
Net Assets (000's) .........................................   $ 1,027     $    636            --           --            --
Number of units outstanding, end of period (000's) .........        12            7            --           --            --
Total Return ...............................................     (5.73)%     (40.41)%       94.57%          --            --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................   $ 92.15     $  98.49            --           --            --
Net Assets (000's) .........................................        --           --            --           --            --
Number of units outstanding, end of period (000's) .........        --           --            --           --            --
Total Return ...............................................     (6.44)%     (40.85)%          --           --            --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Equity 500 Index (k)
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00%
Unit Value, end of period ..................................   $ 271.91      $ 308.78      $ 341.51     $ 283.69     $ 221.51
Net Assets (000's) .........................................   $112,027      $118,263      $101,087     $ 49,646     $ 23,702
Number of units outstanding, end of period (000's) .........        412           383           296          175          107
Total Return ...............................................     (11.94)%     (  9.58)%       20.38%       28.07%       32.57%
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Incentive Life Plus 0.60% (c)
Unit Value, end of period ..................................   $  85.84      $  98.32      $ 109.66           --           --
Net Assets (000's) .........................................   $ 49,358      $ 29,693      $  5,593           --           --
Number of units outstanding, end of period (000's) .........        575           302            51           --           --
Total Return ...............................................     (12.69)%     ( 10.34)%        9.66%          --           --
Survivorship 2000 0.90% (f)
Unit Value, end of period ..................................   $  97.75      $ 112.30            --           --           --
Net Assets (000's) .........................................         --            --            --           --           --
Number of units outstanding, end of period (000's) .........         --            --            --           --           --
Total Return ...............................................     (12.95)%     ( 10.66)%          --           --           --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................   $  81.74      $  94.33            --           --           --
Net Assets (000's) .........................................         --            --            --           --           --
Number of units outstanding, end of period (000's) .........         --            --            --           --           --
Total Return ...............................................     (13.35)%     ( 11.02)%          --           --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                  Years Ended December 31,
                                                               --------------------------------------------------------------
                                                                    2001            2000            1999        1998     1997
                                                               -------------   -------------   -------------   ------   -----
EQ/Evergreen Omega
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (c)
Unit Value, end of period ..................................     $  78.47        $ 94.55         $  98.90      --       --
Net Assets (000's) .........................................     $    314              --              --      --       --
Number of units outstanding, end of period (000's) .........            4              --              --      --       --
Total Return ...............................................       (17.01)%         11.66%           9.70%     --       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after, Survivorship
Incentive Life 0.60% (c)
Unit Value, end of period ..................................     $  74.98        $  90.90        $ 103.57      --       --
Net Assets (000's) .........................................     $    900        $    455              --      --       --
Number of units outstanding, end of period (000's) .........           12               5              --      --       --
Total Return ...............................................       (17.51)%        (12.24)%          9.06%     --       --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................     $  75.99        $  92.82              --      --       --
Net Assets (000's) .........................................           --              --              --      --       --
Number of units outstanding, end of period (000's) .........           --              --              --      --       --
Total Return ...............................................       (18.14)%        (12.90)%            --      --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                              Years Ended December 31,
                                                               ------------------------------------------------------
                                                                    2001           2000        1999     1998     1997
                                                               -------------   ------------   ------   ------   -----
EQ/FI Mid Cap
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (g)
Unit Value, end of period ..................................     $  86.96        $ 100.42     --       --       --
Net Assets (000's) .........................................     $  1,217        $    301     --       --       --
Number of units outstanding, end of period (000's) .........           14               3     --       --       --
Total Return ...............................................       (13.41)%          0.46%    --       --       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life 0.60% (g)
Unit Value, end of period ..................................     $  86.26        $ 100.23     --       --       --
Net Assets (000's) .........................................     $ 13,025        $  1,103     --       --       --
Number of units outstanding, end of period (000's) .........          151              11     --       --       --
Total Return ...............................................       (13.93)%          0.23%    --       --       --
Accumulator Life 1.35% (g)
Unit Value, end of period ..................................     $  85.40        $  99.98     --       --       --
Net Assets (000's) .........................................           --              --     --       --       --
Number of units outstanding, end of period (000's) .........           --              --     --       --       --
Total Return ...............................................       (14.58)%       (  0.02)%   --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/FI Small/Mid Cap Value
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (a)
Unit Value, end of period ..................................   $ 119.34    $ 114.75     $ 109.14      $ 107.21    $ 119.13
Net Assets (000's) .........................................   $ 10,741    $  6,656     $  5,457      $  5,146    $  1,668
Number of units outstanding, end of period (000's) .........         90          58           50            48          14
Total Return ...............................................       4.00%       5.13%        1.80%      ( 10.02)%     19.13%
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 0.60% (a)
Unit Value, end of period ..................................   $ 116.03    $ 112.24     $ 107.40      $ 106.14    $ 118.65
Net Assets (000's) .........................................   $  1,508    $ 28,172     $ 27,924      $ 29,082    $ 21,594
Number of units outstanding, end of period (000's) .........         13         251          260           274         182
Total Return ...............................................     (32.63)%      4.51%        1.19%      ( 10.55)%     18.65%
Survivorship 2000 0.90% (g)
Unit Value, end of period ..................................   $  90.19    $  87.52           --            --          --
Net Assets (000's) .........................................         --          --           --            --          --
Number of units outstanding, end of period (000's) .........         --          --           --            --          --
Total Return ...............................................       3.05%       4.20%          --            --          --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................   $  88.78    $  86.54           --            --          --
Net Assets (000's) .........................................         --          --           --            --          --
Number of units outstanding, end of period (000's) .........         --          --           --            --          --
Total Return ...............................................       2.59%       3.73%          --            --          --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/International Equity Index
------------------------------------------------------------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus 0.60% (c)
Unit Value, end of period ..................................     $  77.32        $ 104.37       $ 127.44     --       --
Net Assets (000's) .........................................     $    309        $    209             --     --       --
Number of units outstanding, end of period (000's) .........            4               2             --     --       --
Total Return ...............................................       (25.91)%       ( 18.11)%        26.70%    --       --
Survivorship Incentive Life 0.60% (c)
Unit Value, end of period ..................................     $  76.28        $ 102.96       $ 125.72     --       --
Net Assets (000's) .........................................           --              --             --     --       --
Number of units outstanding, end of period (000's) .........           --              --             --     --       --
Total Return ...............................................       (25.91)%       ( 18.11)%        25.72%    --       --
Survivorship 2000 0.90% (c)
Unit Value, end of period ..................................     $  76.52        $ 103.61       $ 126.89     --       --
Net Assets (000's) .........................................           --              --             --     --       --
Number of units outstanding, end of period (000's) .........           --              --             --     --       --
Total Return ...............................................       (26.14)%       ( 18.35)%        26.32%    --       --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................     $  67.87        $  92.30             --     --       --
Net Assets (000's) .........................................           --              --             --     --       --
Number of units outstanding, end of period (000's) .........           --              --             --     --       --
Total Return ...............................................       (26.47)%       ( 18.72)%           --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                Years Ended December 31,
                                                               -----------------------------------------------------------
                                                                   2001           2000           1999        1998     1997
                                                               ------------   ------------   ------------   ------   -----
EQ/J.P. Morgan Core Bond
------------------------------------------------------------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus 0.60% (c)
Unit Value, end of period ..................................      $121.50       $ 113.24       $ 102.19     --       --
Net Assets (000's) .........................................      $ 2,795       $    340             --     --       --
Number of units outstanding, end of period (000's) .........           23              3             --     --       --
Total Return ...............................................         7.29%         10.82%          0.45%    --       --
Survivorship Incentive Life 0.60% (c)
Unit Value, end of period ..................................      $119.43       $ 111.31       $ 100.44     --       --
Net Assets (000's) .........................................      $ 1,911       $    668             --     --       --
Number of units outstanding, end of period (000's) .........           16              6             --     --       --
Total Return ...............................................         7.29%         10.82%          0.45%    --       --
Survivorship 2000 0.90% (m)
Unit Value, end of period ..................................      $120.25       $ 112.42       $ 101.74     --       --
Net Assets (000's) .........................................           --             --             --     --       --
Number of units outstanding, end of period (000's) .........           --             --             --     --       --
Total Return ...............................................         6.97%          9.99%         (2.48)%   --       --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................      $117.22       $ 110.09             --     --       --
Net Assets (000's) .........................................           --             --             --     --       --
Number of units outstanding, end of period (000's) .........           --             --             --     --       --
Total Return ...............................................         6.47%          9.99%            --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                              Years Ended December 31,
                                                               -------------------------------------------------------
                                                                    2001            2000        1999     1998     1997
                                                               -------------   -------------   ------   ------   -----
EQ/Janus Large Cap Growth
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (g)
Unit Value, end of period ..................................     $  64.96        $  84.32      --       --       --
Net Assets (000's) .........................................     $  2,014        $    337      --       --       --
Number of units outstanding, end of period (000's) .........           31               4      --       --       --
Total Return ...............................................       (22.96)%        (15.70)%    --       --       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life 0.60% (g)
Unit Value, end of period ..................................     $  64.44        $  84.15      --       --       --
Net Assets (000's) .........................................     $ 11,148        $  3,029      --       --       --
Number of units outstanding, end of period (000's) .........          173              36      --       --       --
Total Return ...............................................       (23.42)%        (15.85)%    --       --       --
Accumulator Life 1.35% (g)
Unit Value, end of period ..................................     $  63.79        $  83.94      --       --       --
Net Assets (000's) .........................................           --              --      --       --       --
Number of units outstanding, end of period (000's) .........           --              --      --       --       --
Total Return ...............................................       (24.01)%        (16.06)%    --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                Years Ended December 31,
                                                               ----------------------------------------------------------
                                                                   2001           2000           1999       1998     1997
                                                               ------------   ------------   -----------   ------   -----
EQ/Lazard Small Cap Value
------------------------------------------------------------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus 0.60% (g)
Unit Value, end of period ..................................     $ 134.71       $ 115.10            --     --       --
Net Assets (000's) .........................................     $  1,482       $    115            --     --       --
Number of units outstanding, end of period (000's) .........           11              1            --     --       --
Total Return ...............................................        17.04%         17.81%           --     --       --
Survivorship Incentive Life 0.60% (g)
Unit Value, end of period ..................................     $ 131.16       $ 112.07            --     --       --
Net Assets (000's) .........................................     $    787             --            --     --       --
Number of units outstanding, end of period (000's) .........            6             --            --     --       --
Total Return ...............................................        17.04%         17.81%           --     --       --
Survivorship 2000 0.90% (c)
Unit Value, end of period ..................................     $ 133.32       $ 114.26       $ 97.28     --       --
Net Assets (000's) .........................................           --             --            --     --       --
Number of units outstanding, end of period (000's) .........           --             --            --     --       --
Total Return ...............................................        16.68%         17.45%         0.82%    --       --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................     $ 132.19       $ 113.81            --     --       --
Net Assets (000's) .........................................           --             --            --     --       --
Number of units outstanding, end of period (000's) .........           --             --            --     --       --
Total Return ...............................................        16.15%         16.92%           --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                          Years Ended December 31,
                                                               -----------------------------------------------
                                                                   2001        2000     1999     1998     1997
                                                               ------------   ------   ------   ------   -----
EQ/Marsico Focus
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (h)
Unit Value, end of period ..................................     $ 106.25     --       --       --       --
Net Assets (000's) .........................................           --     --       --       --       --
Number of units outstanding, end of period (000's) .........           --     --       --       --       --
Total Return ...............................................         7.87%    --       --       --       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship
Incentive Life 0.60% (h)
Unit Value, end of period ..................................     $ 106.09     --       --       --       --
Net Assets (000's) .........................................     $    637     --       --       --       --
Number of units outstanding, end of period (000's) .........            6     --       --       --       --
Total Return ...............................................         6.09%    --       --       --       --
Accumulator Life 1.35% (h)
Unit Value, end of period ..................................     $ 105.90     --       --       --       --
Net Assets (000's) .........................................           --     --       --       --       --
Number of units outstanding, end of period (000's) .........           --     --       --       --       --
Total Return ...............................................         7.63%    --       --       --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (a)
Unit Value, end of period ..................................  $ 183.25     $ 173.64     $ 155.30     $ 130.57     $ 117.02
Net Assets (000's) .........................................  $ 17,592     $ 12,676     $  6,678     $  2,873     $    585
Number of units outstanding, end of period (000's) .........        96           73           43           22            5
Total Return ...............................................      5.53%       11.81%       19.00%       11.59%       17.02%
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Series 1999 and after 0.60% (a)
Unit Value, end of period ..................................  $ 178.18     $ 169.86     $ 152.83     $ 129.27     $ 116.55
Net Assets (000's) .........................................  $ 68,777     $ 35,161     $ 29,649     $ 15,512     $  4,779
Number of units outstanding, end of period (000's) .........       386          207          194          120           41
Total Return ...............................................      4.90%       11.14%       18.23%       10.91%       16.55%
Survivorship Incentive Life 0.60% (c)
Unit Value, end of period ..................................  $ 116.52     $ 111.08     $  99.95           --           --
Net Assets (000's) .........................................  $  2,330     $    778     $    200           --           --
Number of units outstanding, end of period (000's) .........        20            7            2           --           --
Total Return ...............................................      4.90%       11.14%       18.23%          --           --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................  $ 132.83     $ 127.60           --           --           --
Net Assets (000's) .........................................        --           --           --           --           --
Number of units outstanding, end of period (000's) .........        --           --           --           --           --
Total Return ...............................................      4.10%       10.31%          --           --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (a)
Unit Value, end of period ..................................   $ 153.10      $ 232.15      $ 286.03    $ 164.70     $ 122.44
Net Assets (000's) .........................................   $ 24,190      $ 33,662      $ 28,031    $  5,106     $    490
Number of units outstanding, end of period (000's) .........        158           145            98          31            4
Total Return ...............................................    ( 34.05)%     ( 18.56)%       73.62%      34.51%       22.44%
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after 0.60% (a)
Unit Value, end of period ..................................   $ 148.86      $ 227.09      $ 281.48    $ 163.05     $ 121.95
Net Assets (000's) .........................................   $173,124      $254,795      $193,377    $ 47,121     $  9,146
Number of units outstanding, end of period (000's) .........      1,163         1,122           687         289           75
Total Return ...............................................    ( 34.57)%     ( 19.32)%       72.63%      33.71%       21.95%
Survivorship Incentive Life 0.60% (c)
Unit Value, end of period ..................................   $  85.53      $ 130.48      $ 161.73          --           --
Net Assets (000's) .........................................   $  6,329      $  5,480      $    485          --           --
Number of units outstanding, end of period (000's) .........         74            42             3          --           --
Total Return ...............................................    ( 34.45)%     ( 19.32)%       72.63%         --           --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................   $  96.14      $ 147.79            --          --           --
Net Assets (000's) .........................................         --            --            --          --           --
Number of units outstanding, end of period (000's) .........         --            --            --          --           --
Total Return ...............................................    ( 34.95)%     ( 19.93)%          --          --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/MFS Investors Trust
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (c)
Unit Value, end of period ..................................     $  86.36        $ 102.79      $ 103.50      --       --
Net Assets (000's) .........................................     $    518        $    411      $    104      --       --
Number of units outstanding, end of period (000's) .........            6               4             1      --       --
Total Return ...............................................       (15.98)%       (  0.77)%        8.76%     --       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life 0.60% (c)
Unit Value, end of period ..................................     $  85.03        $ 101.82      $ 103.15      --       --
Net Assets (000's) .........................................     $  3,486        $  1,731      $    309      --       --
Number of units outstanding, end of period (000's) .........           41              17             3      --       --
Total Return ...............................................       (16.49)%       (  1.29)%        8.06%     --       --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................     $  84.83        $ 102.36             --     --       --
Net Assets (000's) .........................................           --              --             --     --       --
Number of units outstanding, end of period (000's) .........           --              --             --     --       --
Total Return ...............................................       (17.12)%          2.03%            --     --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/MFS Research
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (a)
Unit Value, end of period ..................................   $ 131.34     $ 167.99    $ 177.32     $ 144.03     $ 116.05
Net Assets (000's) .........................................   $ 10,770     $ 12,095    $  7,270     $  3,025     $    348
Number of units outstanding, end of period (000's) .........         82           72          41           21            3
Total Return ...............................................    ( 21.82)%    (  5.25)%     23.12%       24.11%       16.05%
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after 0.60% (a)
Unit Value, end of period ..................................   $ 127.70     $ 164.33    $ 174.50     $ 142.59     $ 115.59
Net Assets (000's) .........................................   $ 41,247     $ 48,477    $ 36,645     $ 22,672     $  6,589
Number of units outstanding, end of period (000's) .........        323          295         210          159           57
Total Return ...............................................    ( 22.29)%    (  5.83)%     22.38%       23.36%       15.59%
Survivorship Incentive Life 0.60% (c)
Unit Value, end of period ..................................   $  85.96     $ 110.61    $ 117.46           --           --
Net Assets (000's) .........................................   $  1,461     $  1,106    $    117           --           --
Number of units outstanding, end of period (000's) .........         17           10           1           --           --
Total Return ...............................................    ( 22.29)%    (  5.83)%     22.38%          --           --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................   $  88.20     $ 114.37           --          --           --
Net Assets (000's) .........................................         --           --           --          --           --
Number of units outstanding, end of period (000's) .........         --           --           --          --           --
Total Return ...............................................    ( 22.88)%    (  6.58)%         --          --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Putnam Growth & Income Value
------------------------------------------------------------
Incentive Life Plus Original Series, IL COLI, Incentive Life COLI 0.00% (a)
Unit Value, end of period ..................................   $ 128.70    $ 138.10      $ 129.34    $ 131.12     $ 116.22
Net Assets (000's) .........................................   $  5,405    $   4,972     $  3,622    $  2,229    $     581
Number of units outstanding, end of period (000's) .........         42           36           28          17            5
Total Return ...............................................    (  6.81)%       6.78%     (  1.36)%     12.82%       16.22%
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after 0.60% (a)
Unit Value, end of period ..................................   $ 125.14    $ 135.09      $ 127.28    $ 129.81     $ 115.75
Net Assets (000's) .........................................   $ 19,897    $  16,616     $ 16,165    $ 12,981    $   4,862
Number of units outstanding, end of period (000's) .........        159          123          127         100           42
Total Return ...............................................    (  7.37)%       6.14%     (  1.95)%     12.14%       15.75%
Survivorship Incentive Life 0.60% (c)
Unit Value, end of period ..................................   $  87.82    $  94.81      $  89.32          --           --
Net Assets (000's) .........................................   $  1,405    $     758     $     89          --           --
Number of units outstanding, end of period (000's) .........         16            8            1          --           --
Total Return ...............................................    (  7.37)%       6.14%     (  1.95)%        --           --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................   $  95.74    $ 104.15            --          --           --
Net Assets (000's) .........................................         --           --           --          --           --
Number of units outstanding, end of period (000's) .........         --           --           --          --           --
Total Return ...............................................    (  8.07)%       5.34%          --          --           --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                Years Ended December 31,
                                                               -----------------------------------------------------------
                                                                   2001           2000           1999        1998     1997
                                                               ------------   ------------   ------------   ------   -----
EQ/Putnam International Equity
------------------------------------------------------------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus 0.60% (c)
Unit Value, end of period ..................................     $ 102.91       $ 131.93      $ 151.37      --       --
Net Assets (000's) .........................................     $  1,749       $    660            --      --       --
Number of units outstanding, end of period (000's) .........           17              5            --      --       --
Total Return ...............................................       (22.00)%      ( 12.84)%       59.29%     --       --
Survivorship Incentive Life 0.60% (c)
Unit Value, end of period ..................................     $ 100.79       $ 129.21      $ 148.24      --       --
Net Assets (000's) .........................................     $    605       $    388            --      --       --
Number of units outstanding, end of period (000's) .........            6              3            --      --       --
Total Return ...............................................       (22.00)%      ( 12.84)%       59.29%     --       --
Survivorship 2000 0.90% (c)
Unit Value, end of period ..................................     $ 101.85       $ 130.96      $ 150.71      --       --
Net Assets (000's) .........................................           --             --            --      --       --
Number of units outstanding, end of period (000's) .........           --             --            --      --       --
Total Return ...............................................       (22.23)%      ( 13.10)%       58.81%     --       --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................     $  91.80       $ 118.59            --      --       --
Net Assets (000's) .........................................           --             --            --      --       --
Number of units outstanding, end of period (000's) .........           --             --            --      --       --
Total Return ...............................................       (22.59)%      ( 13.50)%          --      --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                 Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                    2001           2000           1999        1998     1997
                                                               -------------   ------------   ------------   ------   -----
EQ/Putnam Investors Growth
------------------------------------------------------------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus 0.60% (c)
Unit Value, end of period ..................................     $  86.79        $ 115.58      $ 141.41      --       --
Net Assets (000's) .........................................     $  1,028        $    578            --      --       --
Number of units outstanding, end of period (000's) .........           13               5            --      --       --
Total Return ...............................................       (24.91)%       ( 18.27)%       29.48%     --       --
Survivorship Incentive Life 0.60% (c)
Unit Value, end of period ..................................     $  76.19        $ 101.47      $ 124.14      --       --
Net Assets (000's) .........................................     $    305        $    203            --      --       --
Number of units outstanding, end of period (000's) .........            4               2            --      --       --
Total Return ...............................................       (24.91)%         18.26%        29.48%     --       --
Survivorship 2000 0.90% (d)
Unit Value, end of period ..................................     $  85.89        $ 114.73      $ 140.79      --       --
Net Assets (000's) .........................................           --              --            --      --       --
Number of units outstanding, end of period (000's) .........           --              --            --      --       --
Total Return ...............................................       (25.14)%       ( 18.51)%       29.09%     --       --
Accumulator Life 1.35% (f)
Unit Value, end of period ..................................     $  74.09        $  99.43            --      --       --
Net Assets (000's) .........................................           --              --            --      --       --
Number of units outstanding, end of period (000's) .........           --              --            --      --       --
Total Return ...............................................       (25.48)%       ( 18.88)%          --      --       --

----------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Concluded)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. All of the units are Class IB except for those sold through Incentive Life Plus Original Series, IL COLI, and Incentive Life COLI which are Class IA and Class IB units.


                                                                                        Years Ended December 31,
                                                                           ---------------------------------------------------
                                                                               2001         2000         1999      1998   1997
                                                                           ------------ ------------ ------------ ------ -----
EQ/Small Company Index
--------------------------------------------------------------------------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus 0.60% (c)
Unit Value, end of period ................................................  $ 113.24     $ 111.63     $ 116.25     --     --
Net Assets (000's) .......................................................  $    566           --           --     --     --
Number of units outstanding, end of period (000's) .......................         5           --           --     --     --
Total Return .............................................................      1.44%       (3.98)%      20.00%    --     --
Survivorship Incentive Life 0.60% (c)
Unit Value, end of period ................................................  $ 111.79     $ 110.20     $ 114.76     --     --
Net Assets (000's) .......................................................        --           --           --     --     --
Number of units outstanding, end of period (000's) .......................        --           --           --     --     --
Total Return .............................................................      1.44%       (3.97)%      14.76%    --     --
Survivorship 2000 0.90% (m)
Unit Value, end of period ................................................  $ 112.07     $ 110.81     $ 115.75     --     --
Net Assets (000's) .......................................................        --           --           --     --     --
Number of units outstanding, end of period (000's) .......................        --           --           --     --     --
Total Return .............................................................      1.13%       (4.26)%      19.64%    --     --
Accumulator Life 1.35% (f)
Unit Value, end of period ................................................  $ 101.48     $ 100.79           --     --     --
Net Assets (000's) .......................................................        --           --           --     --     --
Number of units outstanding, end of period (000's) .......................        --           --           --     --     --
Total Return .............................................................      0.65%        4.70%          --     --     --

----------------------

(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on June 4, 1999.
(d) Units were made available for sale on August 30, 1999.
(e) Units were made available for sale on May 22, 2000.
(f) Units were made available for sale on June 22, 2000.
(g) Units were made available for sale on October 22, 2000.
(h) Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001 (See Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l) Units were made available for sale on August 1, 1997.
(m) Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2001


9. Investment Income ratio

   Shown below is the Investment Income ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk chages, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                                                  Years Ended December 31,
                                               --------------------------------------------------------------
                                                  2001         2000         1999         1998         1997
                                               ----------   ----------   ----------   ----------   ----------
 EQ/Aggressive Stock .......................   0.49%         0.36%        0.33%        0.45%       0.15%
 EQ/Alliance Common Stock ..................   2.37%         0.61%        0.59%        0.61%       0.56%
 EQ/Alliance High Yield ....................   9.74%        10.46%       10.74%       10.51%       9.62%
 EQ/Alliance Money Market ..................   3.41%         5.76%        4.74%        5.00%       4.73%
 EQ/Alliance Premier Growth ................     --          0.93%        0.76%          --          --
 EQ/Alliance Small Cap Growth ..............   1.04%           --           --         0.01%       0.05%
 EQ/Alliance Technology ....................   0.01%           --           --           --          --
 EQ/Balanced ...............................   2.85%         3.23%        2.75%        2.65%       3.22%
 EQ/Bernstein Diversified Value ............   1.39%         2.16%          --           --          --
 EQ/Capital Guardian International .........   1.87%         0.66%          --           --          --
 EQ/Capital Guardian Research ..............   0.26%         2.11%        0.48%          --          --
 EQ/Capital Guardian US Equity .............   0.48%         2.75%        1.56%          --          --
 EQ/Emerging Markets Equity ................     --          7.80%        1.77%        0.48%       0.87%
 EQ/Equity 500 Index .......................   1.04%         0.64%        1.12%        1.15%       1.53%
 EQ/Evergreen Omega ........................   0.01%         0.36%        1.04%          --          --
 EQ/FI Mid Cap .............................   0.24%         0.39%          --           --          --
 EQ/FI Small/Mid Cap Value .................   0.71%         1.01%        0.18%        0.51%       1.37%
 EQ/International Equity Index .............   0.33%         0.54%        4.28%          --          --
 EQ/J.P. Morgan Core Bond ..................   6.57%        12.68%       13.75%          --          --
 EQ/Janus Large Cap Growth .................   0.01%         0.33%          --           --          --
 EQ/Lazard Small Cap Value .................   7.28%         5.58%          --           --          --
 EQ/Marsico Focus ..........................     --            --           --           --          --
 EQ/Mercury Basic Value Equity .............   3.87%         5.50%        8.01%        6.05%       2.41%
 EQ/MFS Emerging Growth Companies ..........   0.02%         2.02%        2.92%          --        5.91%
 EQ/MFS Investors Trust ....................   0.54%         0.54%        0.92%          --          --
 EQ/MFS Research ...........................   0.11%         0.89%        2.90%        0.37%       2.43%
 EQ/Putnam Growth and Income Value .........   1.02%         1.05%        7.93%        2.20%       2.02%
 EQ/Putnam International Equity ............   0.96%        16.34%       20.47%          --          --
 EQ/Putnam Investors Growth ................     --          1.03%        5.87%          --          --
 EQ/Small Company Index ....................   1.15%        15.71%          --           --          --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2002 (Unaudited)


                                                                                       AXA Premier VIP
                                                   AXA Premier VIP   AXA Premier VIP    International
                                                      Core Bond        Health Care         Equity
                                                  ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................     $3,320,895        $  989,710         $8,307
Receivable for Trust shares sold ................             --                --             22
Receivable for policy-related transactions ......        137,485             4,003             --
                                                      ----------        ----------         ------
  Total assets ..................................      3,458,380           993,713          8,329
                                                      ----------        ----------         ------
Liabilities:
Payable for Trust shares purchased ..............        137,485             4,003             --
Payable for policy-related transactions .........             --                --             22
                                                      ----------        ----------         ------
  Total liabilities .............................        137,485             4,003             22
                                                      ----------        ----------         ------
Net Assets ......................................     $3,320,895        $  989,710         $8,307
                                                      ==========        ==========         ======
Net Assets:
Accumulation Units ..............................     $3,320,296        $  989,241         $8,305
Accumulation nonunitized ........................             --                --             --
Retained by Equitable Life in Separate
 Account FP .....................................            599               469              2
                                                      ----------        ----------         ------
Total net assets ................................     $3,320,895        $  989,710         $8,307
                                                      ==========        ==========         ======
Investments in shares of The Trust, at cost .....     $3,333,846        $1,035,704         $8,157
Trust shares held
 Class A ........................................             --                --             --
 Class B ........................................        327,632           115,772            872



                                                   AXA Premier VIP   AXA Premier VIP                     AXA Premier VIP
                                                    Large Cap Core      Large Cap      AXA Premier VIP    Small/Mid Cap
                                                        Equity            Growth       Large Cap Value        Growth
                                                  ----------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................       $   --            $   --            $   --            $1,765
Receivable for Trust shares sold ................           --                --                --                --
Receivable for policy-related transactions ......           --                --                --                --
                                                        ------            ------            ------            ------
  Total assets ..................................           --                --                --             1,765
                                                        ------            ------            ------            ------
Liabilities:
Payable for Trust shares purchased ..............           --                --                --                --
Payable for policy-related transactions .........           --                --                --                --
                                                        ------            ------            ------            ------
  Total liabilities .............................           --                --                --                --
                                                        ------            ------            ------            ------
Net Assets ......................................       $   --            $   --            $   --            $1,765
                                                        ======            ======            ======            ======
Net Assets:
Accumulation Units ..............................       $   --            $   --            $   --            $1,765
Accumulation nonunitized ........................           --                --                --                --
Retained by Equitable Life in Separate
 Account FP .....................................           --                --                --                --
                                                        ------            ------            ------            ------
Total net assets ................................       $   --            $   --            $   --            $1,765
                                                        ======            ======            ======            ======
Investments in shares of The Trust, at cost .....       $   --            $   --            $   --            $1,880
Trust shares held
 Class A ........................................           --                --                --                --
 Class B ........................................           --                --                --               235

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                           AXA Premier VIP
                                                                                              Core Bond
                                                                                          -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................            9
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           23
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
 Survivorship 2000 - Class B 0.90% ......................................................           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --
Survivorship Incentive Life - Class B 0.60% .............................................           --
Other products offered by Separate Account FP ...........................................           --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 102.75
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $ 102.44
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Survivorship 2000 - Class B 0.90% .......................................................     $ 102.29
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............     $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $     --
Survivorship Incentive Life - Class B 0.60% .............................................     $     --
Net Assets of other products offered by Separate Account FP (000's) .....................     $     --



                                                                                                             AXA Premier VIP
                                                                                           AXA Premier VIP    International
                                                                                             Health Care         Equity
                                                                                          ----------------- ----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           11               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --               --
 Survivorship 2000 - Class B 0.90% ......................................................           --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........           --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --               --
Survivorship Incentive Life - Class B 0.60% .............................................           --               --
Other products offered by Separate Account FP ...........................................           --               --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................      $ 85.49          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................      $    --          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................      $ 85.24          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................      $    --          $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $    --          $ 94.97
Survivorship 2000 - Class B 0.90% .......................................................      $ 85.11          $ 94.83
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............      $    --          $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $    --          $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................      $    --          $    --
Survivorship Incentive Life - Class B 0.60% .............................................      $    --          $    --
Net Assets of other products offered by Separate Account FP (000's) .....................      $    --          $    --



                                                                                           AXA Premier VIP   AXA Premier VIP
                                                                                            Large Cap Core      Large Cap
                                                                                                Equity            Growth
                                                                                          ----------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --                --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
 Survivorship 2000 - Class B 0.90% ......................................................           --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --                --
Survivorship Incentive Life - Class B 0.60% .............................................           --                --
Other products offered by Separate Account FP ...........................................           --                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................      $    --           $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $ 85.58           $ 76.14
Survivorship 2000 - Class B 0.90% .......................................................      $ 85.45           $ 76.03
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........      $    --           $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $    --           $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................      $    --           $    --
Survivorship Incentive Life - Class B 0.60% .............................................      $    --           $    --
Net Assets of other products offered by Separate Account FP (000's) .....................      $    --           $    --



                                                                                                             AXA Premier VIP
                                                                                           AXA Premier VIP    Small/Mid Cap
                                                                                           Large Cap Value        Growth
                                                                                          ----------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --                --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
 Survivorship 2000 - Class B 0.90% ......................................................           --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --                --
Survivorship Incentive Life - Class B 0.60% .............................................           --                --
Other products offered by Separate Account FP ...........................................           --                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................      $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................      $    --           $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $ 91.44           $ 74.90
Survivorship 2000 - Class B 0.90% .......................................................      $ 91.30           $ 74.79
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........      $    --           $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................      $    --           $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................      $    --           $    --
Survivorship Incentive Life - Class B 0.60% .............................................      $    --           $    --
Net Assets of other products offered by Separate Account FP (000's) .....................      $    --           $    --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                   AXA Premier VIP
                                                    Small/Mid Cap   AXA Premier VIP   EQ/Aggressive
                                                        Value          Technology         Stock
                                                  ---------------- ----------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $2,263,068          $  --        $478,551,458
Receivable for Trust shares sold ................            --             --           1,098,475
Receivable for policy-related transactions ......        19,900             --                  --
                                                     ----------          -----        ------------
  Total assets ..................................     2,282,968             --         479,649,933
                                                     ----------          -----        ------------
Liabilities:
Payable for Trust shares purchased ..............        19,900             --                  --
Payable for policy-related transactions .........            --             --           1,194,880
                                                     ----------          -----        ------------
  Total liabilities .............................        19,900             --           1,194,880
                                                     ----------          -----        ------------
Net Assets ......................................    $2,263,068          $  --        $478,455,053
                                                     ==========          =====        ============
Net Assets:
Accumulation Units ..............................    $2,262,376          $  --        $477,352,695
Accumulation nonunitized ........................            --             --             982,508
Retained by Equitable Life in Separate
 Account FP .....................................           692             --             119,850
                                                     ----------          -----        ------------
Total net assets ................................    $2,263,068             --        $478,455,053
                                                     ==========          =====        ============
Investments in shares of The Trust, at cost .....    $2,405,903          $  --        $633,470,705
Trust shares held                                            --             --                  --
 Class A ........................................            --             --          24,545,111
 Class B ........................................       260,379             --             388,809



                                                                                      EQ/Alliance
                                                     EQ/Alliance      EQ/Alliance      Growth and      EQ/Alliance
                                                     Common Stock        Global          Income      Growth Investors
                                                  ----------------- --------------- --------------- -----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $1,835,156,551    $381,106,159    $363,262,983      $810,252,495
Receivable for Trust shares sold ................       6,286,242       1,460,102         308,912           779,614
Receivable for policy-related transactions ......              --              --              --                --
                                                   --------------    ------------    ------------      ------------
  Total assets ..................................   1,841,442,793     383,566,261     363,571,895       811,032,109
                                                   --------------    ------------    ------------      ------------
Liabilities:
Payable for Trust shares purchased ..............              --              --              --                --
Payable for policy-related transactions .........       6,373,564       1,526,693         437,653           859,365
                                                   --------------    ------------    ------------      ------------
  Total liabilities .............................       6,373,564       1,526,693         437,653           859,365
                                                   --------------    ------------    ------------      ------------
Net Assets ......................................  $1,835,069,229    $381,039,568    $363,134,242      $810,172,744
                                                   ==============    ============    ============      ============
Net Assets:
Accumulation Units ..............................  $1,928,766,223    $380,469,373    $362,754,710      $809,641,122
Accumulation nonunitized ........................       5,058,100         469,532         155,977           390,135
Retained by Equitable Life in Separate
 Account FP .....................................         244,906         100,663         223,555           141,487
                                                   --------------    ------------    ------------      ------------
Total net assets ................................  $1,835,069,229    $381,039,568    $363,134,242      $810,172,744
                                                   ==============    ============    ============      ============
Investments in shares of The Trust, at cost .....  $3,303,885,544    $486,020,597    $432,422,752      $963,719,040
Trust shares held                                              --              --              --                --
 Class A ........................................     151,319,728      28,939,549      21,116,521        53,201,818
 Class B ........................................       8,080,604       1,545,434       3,940,424         1,724,511

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                           AXA Premier VIP
                                                                                            Small/Mid Cap   AXA Premier VIP
                                                                                                Value          Technology
                                                                                          ---------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           2                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................          21                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --                --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --                --
Survivorship 2000 - Class B 0.90% .......................................................          --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --                --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          --                --
Survivorship Incentive Life - Class B 0.60% .............................................          --                --
Other products offered by Separate Account FP ...........................................          --                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 86.91           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $ 86.66           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $    --           $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --           $ 67.48
Survivorship 2000 - Class B 0.90% .......................................................     $ 86.53           $ 67.38
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $    --           $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --           $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $    --           $    --
Survivorship Incentive Life - Class B 0.60% .............................................     $    --           $    --
Net Assets of other products offered by Separate Account FP (000's) .....................     $    --           $    --



                                                                                           EQ/Aggressive    EQ/Alliance
                                                                                               Stock       Common Stock
                                                                                          --------------- --------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         347              710
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................          --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --               --
Survivorship 2000 - Class B 0.90% .......................................................          --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         122               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          --               --
Survivorship Incentive Life - Class B 0.60% .............................................          --            1,249
Other products offered by Separate Account FP ...........................................       1,018            3,286
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................    $ 117.60       $   195.47
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................    $     --       $       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................    $     --       $       --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................    $     --       $       --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $     --       $       --
Survivorship 2000 - Class B 0.90% .......................................................    $  59.75       $    73.06
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........    $     --       $       --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $  60.47       $       --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................    $     --       $    59.03
Survivorship Incentive Life - Class B 0.60% .............................................    $     --       $       --
Net Assets of other products offered by Separate Account FP (000's) .....................    $429,310       $1,599,025



                                                                                                         EQ/Alliance
                                                                                           EQ/Alliance    Growth and
                                                                                              Global        Income
                                                                                          ------------- -------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................        210           196
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         --            --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         --            --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................         --            --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --            --
Survivorship 2000 - Class B 0.90% .......................................................         --            --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............         --            --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --           578
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................        279            --
Survivorship Incentive Life - Class B 0.60% .............................................         --            --
Other products offered by Separate Account FP ...........................................      1,287         1,267
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................   $ 141.68      $ 256.00
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................   $     --      $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................   $     --      $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................   $     --      $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $     --      $     --
Survivorship 2000 - Class B 0.90% .......................................................   $  74.73      $ 112.01
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........   $     --      $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $     --      $  98.13
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................   $  68.55      $     --
Survivorship Incentive Life - Class B 0.60% .............................................   $     --      $     --
Net Assets of other products offered by Separate Account FP (000's) .....................   $331,415      $255,878



                                                                                             EQ/Alliance
                                                                                           Growth Investors
                                                                                          -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          295
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
Survivorship 2000 - Class B 0.90% .......................................................           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          305
Survivorship Incentive Life - Class B 0.60% .............................................           --
Other products offered by Separate Account FP ...........................................        2,264
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 184.87
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Survivorship 2000 - Class B 0.90% .......................................................     $  92.75
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $  82.97
Survivorship Incentive Life - Class B 0.60% .............................................     $     --
Net Assets of other products offered by Separate Account FP (000's) .....................     $729,766

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                  EQ/Alliance
                                                 Intermediate
                                                  Government     EQ/Alliance      EQ/Alliance
                                                  Securities    International    Money Market
                                                -------------- --------------- ----------------
Assets:
Investments in shares of The Trust, at fair
 value ........................................  $149,513,656    $59,549,691     $481,612,056
Receivable for Trust shares sold ..............            --        970,063               --
Receivable for policy-related transactions ....            --             --       11,038,100
                                                 ------------    -----------     ------------
  Total assets ................................   149,513,656     60,519,754      492,650,156
                                                 ------------    -----------     ------------
Liabilities:
Payable for Trust shares purchased ............       157,154             --       10,971,091
Payable for policy-related transactions .......       527,990      1,062,259               --
                                                 ------------    -----------     ------------
  Total liabilities ...........................       685,144      1,062,259       10,971,091
                                                 ------------    -----------     ------------
Net Assets ....................................  $148,828,512    $59,457,495     $481,679,065
                                                 ============    ===========     ============
Net Assets:
Accumulation Units ............................  $148,233,983    $59,254,821     $479,854,145
Accumulation nonunitized ......................       300,138         47,758        1,871,911
Retained by Equitable Life in Separate
 Account FP ...................................       294,391        154,916          (46,991)
                                                 ------------    -----------     ------------
Total net assets ..............................  $148,828,512    $59,457,495     $481,679,065
                                                 ============    ===========     ============
Investments in shares of The Trust, at cost ...  $142,297,003    $65,576,793     $481,486,332
Trust shares held                                          --             --               --
 Class A ......................................    13,277,834      6,445,403       36,594,640
 Class B ......................................     1,359,595        773,908        9,532,860



                                                                                  EQ/Alliance
                                                   EQ/Alliance     EQ/Alliance     Small Cap      EQ/Alliance
                                                 Premier Growth   Quality Bond       Growth       Technology
                                                ---------------- -------------- --------------- --------------
Assets:
Investments in shares of The Trust, at fair
 value ........................................   $ 89,556,498    $153,812,151   $133,616,597    $35,416,932
Receivable for Trust shares sold ..............         81,446              --         31,010             --
Receivable for policy-related transactions ....             --              --             --             --
                                                  ------------    ------------   ------------    -----------
  Total assets ................................     89,637,944     153,812,151    133,647,607     35,416,932
                                                  ------------    ------------   ------------    -----------
Liabilities:
Payable for Trust shares purchased ............             --         537,868             --         13,838
Payable for policy-related transactions .......        355,268         301,147         77,408         10,921
                                                  ------------    ------------   ------------    -----------
  Total liabilities ...........................        355,268         839,015         77,408         24,759
                                                  ------------    ------------   ------------    -----------
Net Assets ....................................   $ 89,282,676    $152,973,136   $135,570,199    $35,392,173
                                                  ============    ============   ============    ===========
Net Assets:
Accumulation Units ............................   $ 89,229,929    $152,706,206   $133,497,740    $35,292,736
Accumulation nonunitized ......................             --         110,390             --             --
Retained by Equitable Life in Separate
 Account FP ...................................         52,747         156,540         72,459         99,437
                                                  ------------    ------------   ------------    -----------
Total net assets ..............................   $ 89,282,676    $152,973,136   $133,570,199    $35,392,173
                                                  ============    ============   ============    ===========
Investments in shares of The Trust, at cost ...   $117,084,667    $150,655,636   $157,358,267    $49,712,852
Trust shares held                                           --              --             --             --
 Class A ......................................             --      13,687,487     10,271,897          1,338
 Class B ......................................     15,561,514       1,744,812      2,183,774      9,916,551

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                         EQ/Alliance
                                                                                        Intermediate
                                                                                         Government     EQ/Alliance
                                                                                         Securities    International
                                                                                       -------------- ---------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................         262             78
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................          --             --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................          --             --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................          --             --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --             --
Survivorship 2000 - Class B 0.90% ....................................................          --             --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% .........          --             --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --             --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................         115             78
Survivorship Incentive Life - Class B 0.60% ..........................................          --             --
Other products offered by Separate Account FP ........................................         476            422
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................    $ 166.33       $ 110.22
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................    $     --       $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................    $     --       $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................    $     --       $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --       $     --
Survivorship 2000 - Class B 0.90% ....................................................    $ 121.50       $  77.77
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ........    $     --       $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --       $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................    $ 120.01       $  80.19
Survivorship Incentive Life - Class B 0.60% ..........................................    $     --       $     --
Net Assets of other products offered by Separate Account FP (000's) ..................    $ 90,790       $ 44,372



                                                                                         EQ/Alliance     EQ/Alliance
                                                                                        Money Market   Premier Growth
                                                                                       -------------- ----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................         665            109
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................          --             --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................          --          1,364
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................          --             --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --             --
Survivorship 2000 - Class B 0.90% ....................................................          --             75
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ........          --             --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --             --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................         852             --
Survivorship Incentive Life - Class B 0.60% ..........................................          --             --
Other products offered by Separate Account FP ........................................       1,343              7
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................    $ 144.35        $ 58.39
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................    $     --        $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................    $     --        $ 57.32
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................    $     --        $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --        $    --
Survivorship 2000 - Class B 0.90% ....................................................    $ 114.14        $ 56.80
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% .........    $     --        $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --        $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................    $ 115.50        $    --
Survivorship Incentive Life - Class B 0.60% ..........................................    $     --        $    --
Net Assets of other products offered by Separate Account FP (000's) ..................    $ 20,538        $   399



                                                                                                       EQ/Alliance
                                                                                         EQ/Alliance    Small Cap   EQ/Alliance
                                                                                        Quality Bond     Growth     Technology
                                                                                       -------------- ------------ ------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................         276           143         104
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................          --            --          --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................          --            --         853
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................          --            --          --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --            --          --
Survivorship 2000 - Class B 0.90% ....................................................          --            --          40
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% .........          --            --          --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................         141           246          --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................          --            --          --
Survivorship Incentive Life - Class B 0.60% ..........................................          --            --          --
Other products offered by Separate Account FP ........................................         554           741           3
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................    $ 176.37      $ 128.15     $ 35.72
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................    $     --      $     --     $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................    $     --      $     --     $ 35.24
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................    $     --      $     --     $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --      $     --     $    --
Survivorship 2000 - Class B 0.90% ....................................................    $ 119.92      $  93.14     $ 35.01
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ........    $     --      $     --     $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $ 119.28      $  94.25     $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................    $     --      $     --     $    --
Survivorship Incentive Life - Class B 0.60% ..........................................    $     --      $     --     $    --
Net Assets of other products offered by Separate Account FP (000's) ..................    $  8,289      $  8,321     $   114

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                        EQ/Calvert
                                                                      EQ/Bernstein       Socially
                                                    EQ/Balanced    Diversified Value   Responsible
                                                  --------------- ------------------- -------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $618,937,845       $103,142,159        $  --
Receivable for Trust shares sold ................       268,217                 --           --
Receivable for policy-related transactions ......            --            381,933           --
                                                   ------------       ------------        -----
  Total assets ..................................   619,206,062        103,524,092           --
                                                   ------------       ------------        -----
Liabilities:
Payable for Trust shares purchased ..............            --            430,990           --
Payable for policy-related transactions .........       809,813                 --           --
                                                   ------------       ------------        -----
  Total liabilities .............................       809,813            430,990           --
                                                   ------------       ------------        -----
Net Assets ......................................  $618,396,249       $103,093,102        $  --
                                                   ============       ============        =====
Net Assets:
Accumulation Units ..............................  $615,340,760       $103,030,969        $  --
Accumulation nonunitized ........................     2,963,378                 --           --
Retained by Equitable Life in Separate
 Account FP .....................................       119,111             62,133           --
                                                   ------------       ------------        -----
Total net assets ................................  $618,396,249       $103,093,102           --
                                                   ============       ============        =====
Investments in shares of The Trust, at cost .....  $734,028,584       $110,288,338        $  --
Trust shares held                                            --                 --           --
 Class A ........................................    45,472,915                 --           --
 Class B ........................................     1,548,177          9,124,555           --



                                                                          EQ/Capital      EQ/Capital
                                                   EQ/Capital Guardian     Guardian     Guardian U.S.    EQ/Emerging
                                                      International        Research         Equity      Markets Equity
                                                  --------------------- -------------- --------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................       $1,256,607       $11,179,221     $15,891,384     $45,817,622
Receivable for Trust shares sold ................               --                --           5,836         854,653
Receivable for policy-related transactions ......            8,272           206,594              --              --
                                                        ----------       -----------     -----------     -----------
  Total assets ..................................        1,264,879        11,385,815      15,897,220      46,672,275
                                                        ----------       -----------     -----------     -----------
Liabilities:
Payable for Trust shares purchased ..............            8,272           183,243              --              --
Payable for policy-related transactions .........               --                --           5,843         858,696
                                                        ----------       -----------     -----------     -----------
  Total liabilities .............................            8,272           183,243           5,843         858,696
                                                        ----------       -----------     -----------     -----------
Net Assets ......................................       $1,256,607       $11,202,572     $15,891,377     $45,813,579
                                                        ==========       ===========     ===========     ===========
Net Assets:
Accumulation Units ..............................       $1,156,600       $11,065,576     $15,774,303     $45,783,394
Accumulation nonunitized ........................               --                --              --              --
Retained by Equitable Life in Separate
 Account FP .....................................          100,007           136,996         117,074          30,185
                                                        ----------       -----------     -----------     -----------
Total net assets ................................       $1,256,607       $11,202,572     $15,891,377     $45,813,579
                                                        ==========       ===========     ===========     ===========
Investments in shares of The Trust, at cost .....       $1,417,124       $13,003,800     $18,256,020     $52,345,441
Trust shares held                                               --                --              --              --
 Class A ........................................           11,285         1,220,603       1,851,181              --
 Class B ........................................          136,938             9,105           9,792       7,848,931

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                                            EQ/Bernstein
                                                                                           EQ/Balanced   Diversified Value
                                                                                          ------------- -------------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................        178              215
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         --              697
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................         --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --               --
Survivorship 2000 - Class B 0.90% .......................................................         --               72
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............         --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................        211               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................         --               --
Survivorship Incentive Life - Class B 0.60% .............................................         --                7
Other products offered by Separate Account FP ...........................................      1,201                5
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................   $ 188.90         $  93.57
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................   $     --         $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................   $     --         $ 106.53
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................   $     --         $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $     --         $     --
Survivorship 2000 - Class B 0.90% .......................................................   $ 103.28         $ 105.28
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........   $     --         $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $  95.45         $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................   $     --         $     --
Survivorship Incentive Life - Class B 0.60% .............................................   $     --         $  91.49
Net Assets of other products offered by Separate Account FP (000's) .....................   $  1,170         $    457



                                                                                            EQ/Calvert
                                                                                             Socially    EQ/Capital Guardian
                                                                                           Responsible      International
                                                                                          ------------- ---------------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................         --                --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --                --
Survivorship 2000 - Class B 0.90% .......................................................         --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............         --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --                15
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................         --                --
Survivorship Incentive Life - Class B 0.60% .............................................         --                --
Other products offered by Separate Account FP ...........................................         --                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................    $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................    $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................    $    --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................    $    --           $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $    --           $    --
Survivorship 2000 - Class B 0.90% .......................................................    $ 72.89           $ 78.61
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........    $ 73.52           $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $    --           $ 79.29
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................    $    --           $    --
Survivorship Incentive Life - Class B 0.60% .............................................    $    --           $    --
Net Assets of other products offered by Separate Account FP (000's) .....................    $    --           $    --



                                                                                           EQ/Capital     EQ/Capital
                                                                                            Guardian    Guardian U.S.
                                                                                            Research        Equity
                                                                                          ------------ ---------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................        33             25
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................        --             --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................        83            150
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................        --             --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................        --             --
Survivorship 2000 - Class B 0.90% .......................................................         5              7
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............        --             --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................        --             --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................        --             --
Survivorship Incentive Life - Class B 0.60% .............................................        --             --
Other products offered by Separate Account FP ...........................................        --             --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................   $ 93.25        $ 87.86
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................   $    --        $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................   $ 91.68        $ 86.38
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................   $    --        $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $    --        $    --
Survivorship 2000 - Class B 0.90% .......................................................   $ 90.90        $ 85.65
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........   $    --        $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $    --        $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................   $    --        $    --
Survivorship Incentive Life - Class B 0.60% .............................................   $    --        $    --
Net Assets of other products offered by Separate Account FP (000's) .....................   $    --        $    --



                                                                                            EQ/Emerging
                                                                                           Markets Equity
                                                                                          ---------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         158
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         485
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --
Survivorship 2000 - Class B 0.90% .......................................................          30
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          --
Survivorship Incentive Life - Class B 0.60% .............................................          14
Other products offered by Separate Account FP ...........................................           3
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 67.39
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $ 65.45
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --
Survivorship 2000 - Class B 0.90% .......................................................     $ 64.50
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $    --
Survivorship Incentive Life - Class B 0.60% .............................................     $ 88.74
Net Assets of other products offered by Separate Account FP (000's) .....................     $   194

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                     EQ/Equity     EQ/Evergreen
                                                     500 Index         Omega      EQ/FI Mid Cap
                                                  --------------- -------------- ---------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $573,581,222     $1,962,265     $25,256,250
Receivable for Trust shares sold ................            --             --              --
Receivable for policy-related transactions ......     1,868,453         10,516           8,907
                                                   ------------     ----------     -----------
  Total assets ..................................   575,449,675      1,972,781      25,265,157
                                                   ------------     ----------     -----------
Liabilities:
Payable for Trust shares purchased ..............     1,377,389         10,516           5,943
Payable for policy-related transactions .........            --             --              --
                                                   ------------     ----------     -----------
  Total liabilities .............................     1,377,389         10,516           5,943
                                                   ------------     ----------     -----------
Net Assets ......................................  $574,072,286     $1,962,265     $25,259,214
                                                   ============     ==========     ===========
Net Assets:
Accumulation Units ..............................  $573,493,602     $1,956,376     $25,071,892
Accumulation nonunitized ........................       369,805             --              --
Retained by Equitable Life in Separate
 Account FP .....................................       208,879          5,889         187,322
                                                   ------------     ----------     -----------
Total net assets ................................  $574,072,286     $1,962,265     $25,259,214
                                                   ============     ==========     ===========
Investments in shares of The Trust, at cost .....  $687,449,470     $2,267,364     $27,397,674
Trust shares held                                            --             --              --
 Class A ........................................    27,176,583             --              --
 Class B ........................................     2,846,144        288,399       3,226,216



                                                   EQ/FI Small/Mid                   EQ/International   EQ/Janus Large
                                                      Cap Value      EQ/High Yield     Equity Index       Cap Growth
                                                  ----------------- --------------- ------------------ ----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $126,903,412    $115,598,736        $607,620        $ 15,219,804
Receivable for Trust shares sold ................              --          56,444              --                  --
Receivable for policy-related transactions ......         928,568              --              --                  --
                                                     ------------    ------------        --------        ------------
  Total assets ..................................     127,831,980     115,655,180         607,620          15,219,804
                                                     ------------    ------------        --------        ------------
Liabilities:
Payable for Trust shares purchased ..............         940,369              --             666                 237
Payable for policy-related transactions .........              --          61,578          15,505                 494
                                                     ------------    ------------        --------        ------------
  Total liabilities .............................         940,369          61,578          16,171                 731
                                                     ------------    ------------        --------        ------------
Net Assets ......................................    $126,891,611    $115,593,602        $591,449        $152,219,073
                                                     ============    ============        ========        ============
Net Assets:
Accumulation Units ..............................    $126,812,525    $114,575,633        $508,814        $ 15,084,762
Accumulation nonunitized ........................              --         811,020              --                  --
Retained by Equitable Life in Separate
 Account FP .....................................          79,086         206,949          82,635             134,311
                                                     ------------    ------------        --------        ------------
Total net assets ................................    $126,891,611    $115,593,602        $591,449        $ 15,219,073
                                                     ============    ============        ========        ============
Investments in shares of The Trust, at cost .....    $124,888,552    $151,950,873        $645,659        $ 19,836,704
Trust shares held                                              --              --              --                  --
 Class A ........................................              --      21,425,658          11,428              15,821
 Class B ........................................      10,650,694       1,351,850          59,930           3,033,369

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                           EQ/Equity   EQ/Evergreen
                                                                                           500 Index       Omega
                                                                                          ----------- --------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................       482           10
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................        --           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................        --           20
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................        --           --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................        --           --
Survivorship 2000 - Class B 0.90% .......................................................       216           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............        --           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................        --           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................       727           --
Survivorship Incentive Life - Class B 0.60% .............................................        --           --
Other products offered by Separate Account FP ...........................................     1,583           --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................  $ 236.04      $ 66.85
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................  $     --      $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................  $     --      $ 63.68
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................  $     --      $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................  $     --      $    --
Survivorship 2000 - Class B 0.90% .......................................................  $ 221.22      $ 63.09
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........  $     --      $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................  $     --      $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................  $  74.20      $    --
Survivorship Incentive Life - Class B 0.60% .............................................  $     --      $    --
Net Assets of other products offered by Separate Account FP (000's) .....................  $357,952      $    --



                                                                                                           EQ/FI Small/Mid
                                                                                           EQ/FI Mid Cap      Cap Value
                                                                                          --------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          35              135
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         277              830
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --               --
Survivorship 2000 - Class B 0.90% .......................................................          10               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          --               --
Survivorship Incentive Life - Class B 0.60% .............................................          --               26
Other products offered by Separate Account FP ...........................................          --               74
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 78.55         $ 119.34
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $    --         $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $ 77.69         $ 118.79
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $    --         $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --         $     --
Survivorship 2000 - Class B 0.90% .......................................................     $ 77.26         $  92.21
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $    --         $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --         $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $    --         $     --
Survivorship Incentive Life - Class B 0.60% .............................................     $ 86.26         $ 115.40
Net Assets of other products offered by Separate Account FP (000's) .....................     $    --         $  8,657



                                                                                                           EQ/International
                                                                                           EQ/High Yield     Equity Index
                                                                                          --------------- ------------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................         132               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................          --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................          --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --               --
Survivorship 2000 - Class B 0.90% .......................................................          --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --                6
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          94               --
Survivorship Incentive Life - Class B 0.60% .............................................          --               --
Other products offered by Separate Account FP ...........................................         379               --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................    $ 137.91          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................    $     --          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................    $     --          $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................    $     --          $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $     --          $    --
Survivorship 2000 - Class B 0.90% .......................................................    $  71.28          $ 74.21
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........    $     --          $ 75.11
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................    $     --          $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................    $     --          $    --
Survivorship Incentive Life - Class B 0.60% .............................................    $  72.13          $ 74.09
Net Assets of other products offered by Separate Account FP (000's) .....................    $ 89,414          $    --



                                                                                           EQ/Janus Large
                                                                                             Cap Growth
                                                                                          ----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          49
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         244
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................          --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --
Survivorship 2000 - Class B 0.90% .......................................................          11
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............          --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................          --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................          --
Survivorship Incentive Life - Class B 0.60% .............................................          --
Other products offered by Separate Account FP ...........................................           1
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 49.98
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $ 49.44
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --
Survivorship 2000 - Class B 0.90% .......................................................     $ 49.16
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $    --
Survivorship Incentive Life - Class B 0.60% .............................................     $    --
Net Assets of other products offered by Separate Account FP (000's) .....................     $    49

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                   EQ/J.P. Morgan   EQ/Lazard Small   EQ/Marsico
                                                      Core Bond        Cap Value         Focus
                                                  ---------------- ----------------- ------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................    $10,636,829       $2,646,758     $6,478,414
Receivable for Trust shares sold ................          2,843               --             --
Receivable for policy-related transactions ......             --          154,979         51,740
                                                     -----------       ----------     ----------
  Total assets ..................................     10,636,672        2,801,737      6,530,154
                                                     -----------       ----------     ----------
Liabilities:
Payable for Trust shares purchased ..............             --          154,979         51,740
Payable for policy-related transactions .........          2,818               --             --
                                                     -----------       ----------     ----------
  Total liabilities .............................          2,818          154,979         51,740
                                                     -----------       ----------     ----------
Net Assets ......................................    $10,636,854       $2,646,758     $6,478,414
                                                     ===========       ==========     ==========
Net Assets:
Accumulation Units ..............................    $10,519,562       $2,638,130     $6,472,006
Accumulation nonunitized ........................             --               --             --
Retained by Equitable Life in Separate
 Account FP .....................................        117,292            8,628          6,408
                                                     -----------       ----------     ----------
Total net assets ................................    $10,636,854       $2,646,758     $6,478,414
                                                     ===========       ==========     ==========
Investments in shares of The Trust, at cost .....    $10,474,576       $2,714,279     $6,623,259
Trust shares held                                             --               --             --
 Class A ........................................          9,300               --             --
 Class B ........................................        948,560          233,697        559,657



                                                     EQ/Mercury         EQ/MFS
                                                    Basic Value    Emerging Growth        EQ/MFS
                                                       Equity         Companies      Investors Trust   EQ/MFS Research
                                                  --------------- ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................  $114,473,119      $160,206,819       $5,377,417       $49,209,378
Receivable for Trust shares sold ................        44,111           546,542               --             4,494
Receivable for policy-related transactions ......            --                --               --                --
                                                   ------------      ------------       ----------       -----------
  Total assets ..................................   114,517,230       160,753,361        5,377,417        49,213,872
                                                   ------------      ------------       ----------       -----------
Liabilities:
Payable for Trust shares purchased ..............            --                --              846                --
Payable for policy-related transactions .........        75,937           577,299           25,609            15,438
                                                   ------------      ------------       ----------       -----------
  Total liabilities .............................        75,937           577,299           26,455            15,438
                                                   ------------      ------------       ----------       -----------
Net Assets ......................................  $114,441,293      $160,176,062       $5,350,962       $49,198,434
                                                   ============      ============       ==========       ===========
Net Assets:
Accumulation Units ..............................  $114,366,843      $160,086,463       $5,238,990       $49,122,815
Accumulation nonunitized ........................            --                --               --                --
Retained by Equitable Life in Separate
 Account FP .....................................        74,450            89,599          111,972            75,619
                                                   ------------      ------------       ----------       -----------
Total net assets ................................  $114,441,293      $160,176,062       $5,350,962       $49,198,434
                                                   ============      ============       ==========       ===========
Investments in shares of The Trust, at cost .....  $124,712,663      $247,146,216       $6,316,346       $59,557,966
Trust shares held                                            --                --               --                --
 Class A ........................................            --                --               --                --
 Class B ........................................     9,110,691        15,379,971          673,060         5,130,062

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                                                           EQ/J.P. Morgan   EQ/Lazard Small
                                                                                              Core Bond        Cap Value
                                                                                          ---------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --               --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................           --               --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --               --
Survivorship 2000 - Class B 0.90% .......................................................           --               --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           51               12
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --               --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --               --
Survivorship Incentive Life - Class B 0.60% .............................................           33                8
Other products offered by Separate Account FP ...........................................           --               --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $     --         $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --         $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $     --         $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $     --         $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --         $     --
Survivorship 2000 - Class B 0.90% .......................................................     $ 123.94         $ 132.21
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $ 125.50         $ 133.79
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --         $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $     --         $     --
Survivorship Incentive Life - Class B 0.60% .............................................     $ 123.28         $ 130.27
Net Assets of other products offered by Separate Account FP (000's) .....................     $     --         $    194



                                                                                                         EQ/Mercury
                                                                                           EQ/Marsico   Basic Value
                                                                                              Focus        Equity
                                                                                          ------------ -------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          5          117
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................         --           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................         52          504
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................         --           --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --           --
Survivorship 2000 - Class B 0.90% .......................................................          3           52
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............         --           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................         --           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................         --           --
Survivorship Incentive Life - Class B 0.60% .............................................         --           29
Other products offered by Separate Account FP ...........................................         --            4
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................   $ 108.06     $ 168.85
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................   $     --     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................   $ 107.58     $ 163.69
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................   $     --     $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $     --     $     --
Survivorship 2000 - Class B 0.90% .......................................................   $ 107.34     $ 161.16
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........   $     --     $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................   $     --     $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................   $     --     $     --
Survivorship Incentive Life - Class B 0.60% .............................................   $     --     $ 107.05
Net Assets of other products offered by Separate Account FP (000's) .....................   $357,795     $    648



                                                                                                EQ/MFS
                                                                                           Emerging Growth        EQ/MFS
                                                                                              Companies      Investors Trust
                                                                                          ----------------- -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................          163                 9
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --                55
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................        1,122                --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
Survivorship 2000 - Class B 0.90% .......................................................           73                 5
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           --                --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --                --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --                --
Survivorship Incentive Life - Class B 0.60% .............................................           84                --
Other products offered by Separate Account FP ...........................................            9                --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 116.39           $ 75.81
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --           $    --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $     --           $ 74.43
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $ 112.84           $    --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --           $    --
Survivorship 2000 - Class B 0.90% .......................................................     $ 111.09           $ 73.74
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $     --           $    --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --           $    --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $     --           $    --
Survivorship Incentive Life - Class B 0.60% .............................................     $  64.83           $    --
Net Assets of other products offered by Separate Account FP (000's) .....................     $  1,005           $    --



                                                                                           EQ/MFS Research
                                                                                          ----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................           87
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................          317
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
Survivorship 2000 - Class B 0.90% .......................................................           27
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% ............           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................           --
Survivorship Incentive Life - Class B 0.60% .............................................           22
Other products offered by Separate Account FP ...........................................            4
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ..................................     $ 112.16
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% ....................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ..................................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ...................................     $ 108.73
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Survivorship 2000 - Class B 0.90% .......................................................     $ 107.05
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ...........     $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ...................................................................     $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ..................................................................................     $     --
Survivorship Incentive Life - Class B 0.60% .............................................     $  73.19
Net Assets of other products offered by Separate Account FP (000's) .....................     $    430

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2002 (Unaudited)


                                                        EQ/Putnam          EQ/Putnam
                                                     Growth & Income     International      EQ/Putnam        EQ/Small
                                                          Value              Equity          Voyager       Company Index
                                                    -----------------   ---------------   -------------   --------------
Assets:
Investments in shares of The Trust, at fair
 value ..........................................      $28,356,424        $62,052,545      $1,413,783        $772,346
Receivable for Trust shares sold ................          371,530          1,086,557              --              --
Receivable for policy-related transactions ......               --                 --           2,103          44,133
                                                       -----------        -----------      ----------        --------
  Total assets ..................................       28,727,954         63,139,102       1,415,886         816,479
                                                       -----------        -----------      ----------        --------
Liabilities:
Payable for Trust shares purchased ..............               --                 --           2,078             999
Payable for policy-related transactions .........          407,717          1,081,662              --              --
                                                       -----------        -----------      ----------        --------
  Total liabilities .............................          407,717          1,081,662           2,078             999
                                                       -----------        -----------      ----------        --------
Net Assets ......................................      $28,320,237        $62,057,440      $1,413,808        $815,480
                                                       ===========        ===========      ==========        ========
Net Assets:
Accumulation Units ..............................      $28,243,977        $61,873,990      $1,408,580        $677,495
Accumulation nonunitized ........................               --                 --              --              --
Retained by Equitable Life in Separate
 Account FP .....................................           76,260            183,450           5,228         137,985
                                                       -----------        -----------      ----------        --------
Total net assets ................................      $28,320,237        $62,057,440      $1,413,808        $815,480
                                                       ===========        ===========      ==========        ========
Investments in shares of The Trust, at cost .....      $32,428,769        $64,186,349      $1,872,148        $785,751
Trust shares held                                               --                 --              --              --
 Class A ........................................               --              9,382              --          10,618
 Class B ........................................        2,772,848          6,066,178         130,146          78,252

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

JUNE 30, 2002 (Unaudited)


                                                                                           EQ/Putnam
                                                                                        Growth & Income
                                                                                             Value
                                                                                       -----------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................           45
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................          170
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................           --
Survivorship 2000 - Class B 0.90% ....................................................           17
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% .........           --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................           --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................           --
Survivorship Incentive Life - Class B 0.60% ..........................................           20
Other products offered by Separate Account FP ........................................            2
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................     $ 116.80
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................     $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................     $ 113.23
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................     $     --
Survivorship 2000 - Class B 0.90% ....................................................     $ 111.48
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ........     $     --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................     $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................     $     --
Survivorship Incentive Life - Class B 0.60% ..........................................     $  79.46
Net Assets of other products offered by Separate Account FP (000's) ..................     $    224



                                                                                          EQ/Putnam
                                                                                        International   EQ/Putnam     EQ/Small
                                                                                            Equity       Voyager    Company Index
                                                                                       --------------- ----------- --------------
Units outstanding (000's):
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................         130            --            --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................          --            --            --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................         435            --            --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................          --            --            --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --            --            --
Survivorship 2000 - Class B 0.90% ....................................................          53            --            --
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60% .........          --            15             6
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................          --            --            --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................          --            --            --
Survivorship Incentive Life - Class B 0.60% ..........................................           8             5             1
Other products offered by Separate Account FP ........................................           2            --            --
Unit value:
IL Plus Original Series, IL COLI - Class A and B 0.00% ...............................    $  92.53       $    --      $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -
 Class A and B 0.60% .................................................................    $     --       $    --      $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B
 0.60% ...............................................................................    $ 100.15       $    --      $     --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive
 Life 2000 Sales 1999 and after - Class A and B 0.60% ................................    $     --       $    --      $     --
Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --       $    --      $     --
Survivorship 2000 - Class B 0.90% ....................................................    $  98.97       $ 71.30      $ 106.10
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus - Class B 0.60% ........    $ 100.15       $ 72.15      $ 107.37
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60% ................................................................    $     --       $    --      $     --
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B
 0.60% ...............................................................................    $     --       $    --      $     --
Survivorship Incentive Life - Class B 0.60% ..........................................    $  98.08       $ 63.35      $ 105.99
Net Assets of other products offered by Separate Account FP (000's) ..................    $    181       $    --      $     --

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                 AXA Premier VIP  AXA Premier VIP
                                             AXA Premier VIP   AXA Premier VIP    International    Large Cap Core
                                              Core Bond (a)    Health Care (a)     Equity (a)        Equity (a)
                                            ----------------- ----------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................     $   5,320         $      --           $ --              $ --
 Expenses:
  Mortality and expense risk charges ......           641               503              2                --
                                                ---------         ---------           ----              ----
Net Investment Income (Loss) ..............         4,679              (503)            (2)               --
                                                ---------         ---------           ------            ----
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....             8            (1,636)            (1)               --
  Realized gain distribution from The
   Trust ..................................            --                --            --                 --
                                                ---------         ---------           -----             ----
 Net Realized Gain (Loss) .................             8            (1,636)            (1)               --
                                                ---------         ---------           ------            ----
 Change in unrealized appreciation
  (depreciation) of investments ...........       (12,951)          (45,994)          $149                --
                                                ---------         ---------           -----             ----
Net Realized and Unrealized Gain
 (Loss) on Investments ....................       (12,943)          (47,630)           148                --
                                                ---------         ---------           -----             ----
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................     $  (8,264)        $ (48,135)          $146              $ --
                                                =========         =========           =====             ====





                                             AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                Growth (a)        Value (a)         Growth (a)        Value (a)
                                            ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................        $ --              $ --            $  --           $       --
 Expenses:
  Mortality and expense risk charges ......          --                --                1                  710
                                                   ----              ----            -----           ----------
Net Investment Income (Loss) ..............          --                --               (1)                (710)
                                                   ----              ----            --------        ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....          --                --               --               (1,901)
  Realized gain distribution from The
   Trust ..................................          --                --               --                   --
                                                   ----              ----            -------         ----------
 Net Realized Gain (Loss) .................          --                --               --               (1,901)
                                                   ----              ----            -------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ...........          --                --             (115)            (142,834)
                                                   ----              ----            -------         ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................          --                --             (115)            (144,735)
                                                   ----              ----            -------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................        $ --              $ --            $(116)          $ (145,445)
                                                   ====              ====            =======         ==========



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                           AXA Premier VIP    EQ/Aggressive      EQ/Alliance
                                            Technology (a)        Stock          Common Stock
                                          ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............       $  --         $      63,334    $      998,920
 Expenses:
  Mortality and expense risk charges ....          --             1,537,380         6,399,384
                                                -----         -------------    --------------
Net Investment Income (Loss) ............          --            (1,474,046)       (5,400,464)
                                                -----         -------------    --------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...          --           (36,875,094)     (119,602,575)
  Realized gain distribution from The
   Trust ................................          --                    --                --
                                                -----         -------------    --------------
 Net Realized Gain (Loss) ...............          --           (36,875,094)     (119,602,575)
                                                -----         -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments .........          --           (55,767,667)     (560,272,123)
                                                -----         -------------    --------------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................          --           (92,642,761)     (679,874,698)
                                                -----         -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............       $  --         $ (94,116,807)   $ (685,275,162)
                                                =====         =============    ==============





                                                                                                  EQ/Alliance
                                                               EQ/Alliance                        Intermediate
                                             EQ/Alliance        Growth and        EQ/Alliance      Government    EQ/Alliance
                                                Global            Income       Growth Investors    Securities   International
                                          ----------------- ----------------- ------------------ ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............   $          --     $     191,036     $     436,599     $       --    $          --
 Expenses:
  Mortality and expense risk charges ....       1,224,087         1,039,053         2,580,977        169,923          152,918
                                            -------------     -------------     -------------     ----------    -------------
Net Investment Income (Loss) ............      (1,224,087)         (848,017)       (2,144,378)      (169,923)        (152,918)
                                            -------------     -------------     -------------     ----------    -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...     (10,356,602)       (3,998,953)       (6,545,037)       548,861       (2,639,703)
  Realized gain distribution from The
   Trust ................................              --                --                --             --               --
                                            -------------     -------------     -------------     ----------    -------------
 Net Realized Gain (Loss) ...............     (10,356,602)       (3,998,953)       (6,545,037)       548,861       (2,639,703)
                                            -------------     -------------     -------------     ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments .........     (61,030,820)      (46,953,738)      (87,258,088)     4,243,235        4,271,337
                                            -------------     -------------     -------------     ----------    -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................     (71,387,422)      (50,952,691)      (93,803,125)     4,792,096        1,631,634
                                            -------------     -------------     -------------     ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............   $ (72,611,509)    $ (51,800,708)    $ (95,947,503)    $4,622,173    $   1,478,716
                                            =============     =============     =============     ==========    =============



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                 EQ/Alliance
                                           EQ/Alliance Money       Premier        EQ/Alliance
                                                 Market             Growth       Quality Bond
                                          ------------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............    $          --      $          --     $  232,947
 Expenses:
  Mortality and expense risk charges ....        1,121,648            294,144        312,928
                                             -------------      -------------     ----------
Net Investment Income (Loss) ............       (1,121,648)          (294,144)       (79,981)
                                             -------------      -------------     ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...       (5,792,861)        (8,739,329)     1,004,661
  Realized gain distribution from The
   Trust ................................               --                 --             --
                                             -------------      -------------     ----------
 Net Realized Gain (Loss) ...............       (5,792,861)        (8,739,329)     1,004,661
                                             -------------      -------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments .........        9,352,237        (15,754,925)     1,403,777
                                             -------------      -------------     ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................        3,559,376        (24,494,254)     2,408,438
                                             -------------      -------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............    $   2,437,728      $ (24,788,398)    $2,328,457
                                             =============      =============     ==========





                                             EQ/Alliance
                                              Small Cap        EQ/Alliance      EQ/AXP New    EQ/AXP Strategy
                                                Growth          Technology      Dimensions      Aggressive       EQ/Balanced
                                          ----------------- ----------------- -------------- ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............   $          --     $          --     $    1,348      $       --      $     254,308
 Expenses:
  Mortality and expense risk charges ....         387,883           115,790          8,860           7,085          1,936,512
                                            -------------     -------------     ----------      ----------      -------------
Net Investment Income (Loss) ............        (387,883)         (115,790)        (7,512)         (7,085)        (1,682,204)
                                            -------------     -------------     ----------      ----------      -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...      (3,393,979)       (2,806,404)      (224,595)       (470,259)        (3,141,096)
  Realized gain distribution from The
   Trust ................................              --                --             --              --                 --
                                            -------------     -------------     ----------      ----------      -------------
 Net Realized Gain (Loss) ...............       3,393,979        (2,806,404)      (224,595)       (470,259)        (3,141,096)
                                            -------------     -------------     ----------      ----------      -------------
 Change in unrealized appreciation
  (depreciation) of investments .........     (23,287,170)      (11,332,978)      (294,806)       (309,564)       (60,953,848)
                                            -------------     -------------     ----------      ----------      -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................     (26,681,149)      (14,139,382)      (519,401)       (779,823)       (64,094,944)
                                            -------------     -------------     ----------      ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............   $ (27,069,032)    $ (14,255,172)    $ (526,913)     $ (786,908)     $ (65,777,148)
                                            =============     =============     ==========      ==========      =============



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                      EQ/Capital
                                             EQ/Bernstein     EQ/Calvert Socially      Guardian
                                          Diversified Value     Responsible (a)     International
                                         ------------------- --------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............    $        884             $  --            $   5,554
 Expenses:
  Mortality and expense risk charges ...         233,711                --                3,124
                                            ------------             -----            ---------
Net Investment Income (Loss) ...........        (232,827)               --                2,430
                                            ------------             -----            ---------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ..         189,013                --              (30,156)
  Realized gain distribution from The
   Trust ...............................              --                --                   --
                                            ------------             -----            ---------
 Net Realized Gain (Loss) ..............         189,013                --              (30,156)
                                            ------------             -----            ---------
 Change in unrealized appreciation
  (depreciation) of investments ........      (4,737,259)               --              (16,970)
                                            ------------             -----            ---------
Net Realized and Unrealized Gain
 (Loss) on Investments .................      (4,548,246)               --              (47,126)
                                            ------------             -----            ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .............    $ (4,781,073)            $  --            $ (44,696)
                                            ============             =====            =========





                                            EQ/Capital      EQ/Capital
                                             Guardian     Guardian U.S.     EQ/Emerging     EQ/Equity 500    EQ/Evergreen
                                             Research         Equity      Markets Equity        Index           Omega
                                         --------------- --------------- ---------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............  $      1,740    $       4,308   $          --     $     283,660    $       --
 Expenses:
  Mortality and expense risk charges ...        21,138           32,772          99,419         1,550,344         3,109
                                          ------------    -------------   -------------     -------------    ----------
Net Investment Income (Loss) ...........       (19,398)         (28,464)        (99,419)       (1,266,684)       (3,109)
                                          ------------    -------------   -------------     -------------    ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ..       (45,218)         (28,503)     (4,022,308)       (9,968,495)      (95,426)
  Realized gain distribution from The
   Trust ...............................            --               --              --           504,613            --
                                          ------------    -------------   -------------     -------------    ----------
 Net Realized Gain (Loss) ..............       (45,218)         (28,503)     (4,022,308)       (9,463,882)      (95,426)
                                          ------------    -------------   -------------     -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ........    (1,950,651)      (2,543,346)      4,869,304       (77,064,883)     (189,532)
                                          ------------    -------------   -------------     -------------    ----------
Net Realized and Unrealized Gain
 (Loss) on Investments .................    (1,995,869)      (2,571,849)        846,996       (86,528,765)     (284,958)
                                          ------------    -------------   -------------     -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .............  $ (2,015,267)   $   2,600,313   $     747,577     $ (87,795,449)   $ (288,067)
                                          ============    =============   =============     =============    ==========



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                             EQ/FI Mid     EQ/FI Small/Mid
                                                Cap           Cap Value      EQ/High Yield
                                          --------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............  $      3,764      $    25,876     $    374,691
 Expenses:
  Mortality and expense risk charges ....        57,734          276,680          323,747
                                           ------------      -----------     ------------
Net Investment Income (Loss) ............       (53,970)        (250,804)          50,944
                                           ------------      -----------     ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...      (204,971)       1,658,517       (3,654,488)
  Realized gain distribution from The
   Trust ................................            --               --               --
                                           ------------      -----------     ------------
 Net Realized Gain (Loss) ...............      (204,971)       1,358,517       (3,654,488)
                                           ------------      -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments .........    (2,303,184)        (277,135)      (5,145,911)
                                           ------------      -----------     ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................    (2,508,155)       1,081,382       (8,800,399)
                                           ------------      -----------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............  $ (2,562,125)     $   830,578     $ (8,749,455)
                                           ============      ===========     ============





                                           EQ/International   EQ/Janus Large   EQ/J.P. Morgan   EQ/Lazard Small    EQ/Marsico
                                             Equity Index       Cap Growth        Core Bond        Cap Value          Focus
                                          ------------------ ---------------- ---------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............     $      --        $         --      $  10,598        $   12,449       $    4,552
 Expenses:
  Mortality and expense risk charges ....         1,440              39,569         23,491             7,133            6,343
                                              ---------        ------------      ---------        ----------       ----------
Net Investment Income (Loss) ............        (1,440)            (39,569)       (12,893)            5,316           (1,791)
                                              ---------        ------------      ---------        ----------       ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...        (6,531)           (842,185)        18,451            76,207           31,404
  Realized gain distribution from The
   Trust ................................            --                  --          9,759            18,365               --
                                              ---------        ------------      ---------        ----------       ----------
 Net Realized Gain (Loss) ...............        (6,531)           (842,185)        28,210            94,572           31,404
                                              ---------        ------------      ---------        ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments .........        (6,156)         (3,333,310)       255,699           (93,989)        (153,303)
                                              ---------        ------------      ---------        ----------       ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................       (12,687)         (4,175,495)       283,909               583         (121,899)
                                              ---------        ------------      ---------        ----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............     $ (14,127)       $ (4,215,064)     $ 271,016        $    5,899       $ (123,690)
                                              =========        ============      =========        ==========       ==========



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                  EQ/MFS
                                          EQ/Mercury Basic   Emerging Growth   EQ/MFS Investors
                                            Value Equity        Companies            Trust
                                         ------------------ ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............   $     481,804      $          --       $    2,017
 Expenses:
  Mortality and expense risk charges ...         282,193            524,339           13,470
                                           -------------      -------------       ----------
Net Investment Income (Loss) ...........         199,611           (524,339)         (11,453)
                                           -------------      -------------       ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ..          (1,561)       (38,426,802)        (132,514)
  Realized gain distribution from The
   Trust ...............................         671,859                 --               --
                                           -------------      -------------       ----------
 Net Realized Gain (Loss) ..............         670,298        (38,426,802)        (162,514)
                                           -------------      -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ........     (11,123,140)       (13,155,242)        (528,247)
                                           -------------      -------------       ----------
Net Realized and Unrealized Gain
 (Loss) on Investments .................     (10,452,842)       (51,582,044)        (690,761)
                                           -------------      -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .............   $ (10,253,231)     $ (52,106,383)      $ (702,214)
                                           =============      =============       ==========





                                                                               EQ/Putnam                    EQ/Small
                                              EQ/MFS      EQ/Putnam Growth   International    EQ/Putnam      Company
                                             Research      & Income Value        Equity        Voyager        Index
                                         --------------- ------------------ --------------- ------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust .............  $      2,581      $     16,559     $         --    $       --    $     834
 Expenses:
  Mortality and expense risk charges ...       139,945            74,437           59,360         4,546        2,124
                                          ------------      ------------     ------------    ----------    ---------
Net Investment Income (Loss) ...........      (137,364)          (57,878)         (59,360)       (4,546)      (1,290)
                                          ------------      ------------     ------------    ----------    ---------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ..    (3,713,983)         (287,809)        (259,758)      (83,272)      (1,098)
  Realized gain distribution from The
   Trust ...............................            --                --               --            --           --
                                          ------------      ------------     ------------    ----------    ---------
 Net Realized Gain (Loss) ..............    (3,713,983)         (287,809)        (259,758)      (83,272)      (1,098)
                                          ------------      ------------     ------------    ----------    ---------
 Change in unrealized appreciation
  (depreciation) of investments ........    (4,799,435)       (2,613,184)      (1,847,876)     (189,385)     (44,517)
                                          ------------      ------------     ------------    ----------    ---------
Net Realized and Unrealized Gain
 (Loss) on Investments .................    (8,513,418)       (2,900,993)      (2,107,634)     (272,657)     (45,615)
                                          ------------      ------------     ------------    ----------    ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .............  $ (8,650,782)     $ (2,958,871)    $ (2,166,994)   $ (277,203)   $ (46,905)
                                          ============      ============     ============    ==========    =========



-------
(a) Commenced operations on May 13, 2002.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                                 AXA Premier VIP  AXA Premier VIP
                                             AXA Premier VIP   AXA Premier VIP    International    Large Cap Core
                                              Core Bond (a)    Health Care (a)     Equity (a)        Equity (a)
                                            ----------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............  $    4,679          $      (503)      $    (2)            $  --
 Net realized gain (loss) on investments ..           8               (1,636)           (1)               --
 Change in unrealized appreciation
  (depreciation) on investments ...........     (12,951)             (45,994)          149                --
                                             ----------          -----------       -------             -----
 Net increase (decrease) in net assets from
  operations ..............................      (8,264)             (48,133)          146                --
                                             ----------          -----------       -------             -----
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .........................     211,787               69,819         2,242                --
  Transfers between funds and
   guaranteed interest rate account .......   3,145,630              972,080         5,956                --
  Transfers for contract benefits and
   terminations ...........................     (15,651)                (226)           --                --
  Contract maintenance charges ............     (13,248)              (4,331)          (39)               --
                                             ----------          -----------       -------             -----
Net increase (decrease) in net assets from
 contractowners transactions ..............   3,328,518            1,037,342         8,159                --
                                             ----------          -----------       -------             -----
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .         641                  501             2                --
                                             ----------          -----------       -------             -----
Increase (Decrease) in Net Assets .........   3,320,895              989,710         8,307                --
Net Assets - Beginning of Period ..........          --                   --            --                --
                                             ----------          -----------       -------             -----
Net Assets - End of Period ................  $3,320,895          $   989,710       $ 8,307             $  --
                                             ==========          ===========       =======             =====




                                             AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                Large Cap         Large Cap       Small/Mid Cap     Small/Mid Cap
                                                Growth (a)        Value (a)         Growth (a)        Value (a)
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .............       $  --             $  --            $   (1)         $     (710)
 Net realized gain (loss) on investments ..          --                --                --              (1,901)
 Change in unrealized appreciation
  (depreciation) on investments ...........          --                --              (115)           (142,834)
                                                  -----             -----            ------          ----------
 Net increase (decrease) in net assets from
  operations ..............................          --                --              (116)           (145,445)
                                                  -----             -----            ------          ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .........................          --                --             1,880             137,696
  Transfers between funds and
   guaranteed interest rate account .......          --                --                --           2,280,440
  Transfers for contract benefits and
   terminations ...........................          --                --                --              (1,090)
  Contract maintenance charges ............          --                --                --              (9,242)
                                                  -----             -----            ------          ----------
Net increase (decrease) in net assets from
 contractowners transactions ..............          --                --             1,880           2,407,804
                                                  -----             -----            ------          ----------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .          --                --                 1                 709
                                                  -----             -----            ------          ----------
Increase (Decrease) in Net Assets .........          --                --             1,765           2,263,068
Net Assets - Beginning of Period ..........          --                --                --                  --
                                                  -----             -----            ------          ----------
Net Assets - End of Period ................       $  --             $  --            $1,765          $2,263,068
                                                  =====             =====            ======          ==========


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                 AXA Premier VIP    EQ/Aggressive       EQ/Alliance
                                                  Technology (a)        Stock          Common Stock
                                                ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................       $  --        $    (1,474,046)   $   (5,400,464)
 Net realized gain (loss) on investments ......          --            (36,875,094)     (119,602,575)
 Change in unrealized appreciation
  (depreciation) on investments ...............          --            (55,767,667)     (560,272,123)
                                                      -----        ---------------    --------------
 Net increase (decrease) in net assets from
  operations ..................................          --            (94,116,807)     (685,275,162)
                                                      -----        ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................          --             41,589,604       140,929,439
  Transfers between funds and
   guaranteed interest rate account ...........          --            (22,189,024)      (81,067,265)
  Transfers for contract benefits and
   terminations ...............................          --            (13,093,698)      (46,685,083)
  Contract maintenance charges ................          --            (23,399,286)      (75,215,113)
                                                      -----        ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ..................          --            (17,092,404)      (62,038,022)
                                                      -----        ---------------    --------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....          --                 22,736             9,343
                                                      -----        ---------------    --------------
Increase (Decrease) in Net Assets .............          --           (111,186,475)     (747,306,841)
Net Assets - Beginning of Period ..............          --            589,641,528     2,582,373,070
                                                      -----        ---------------    --------------
Net Assets - End of Period ....................       $  --        $   478,455,053    $1,835,069,229
                                                      =====        ===============    ==============

                                                                                                          EQ/Alliance
                                                                       EQ/Alliance                        Intermediate
                                                                        Growth and       EQ/Alliance       Government
                                                 EQ/Alliance Global       Income      Growth Investors     Securities
                                                -------------------- --------------- ------------------ ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $     (1,224,087)   $    (848,017)  $    (2,144,378)   $   (169,923)
 Net realized gain (loss) on investments ......        (10,356,602)      (3,998,953)       (6,545,037)        548,861
 Change in unrealized appreciation
  (depreciation) on investments ...............        (61,030,820)     (46,953,738)      (87,258,088)      4,243,235
                                                  ----------------    -------------   ---------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................        (72,611,509)      (5,780,708)       95,947,503       4,622,173
                                                  ----------------    -------------   ---------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................         28,993,757       37,842,324        47,474,175      13,370,395
  Transfers between funds and
   guaranteed interest rate account ...........        (19,628,789)      18,138,396       (38,834,753)     12,744,772
  Transfers for contract benefits and
   terminations ...............................         (9,097,253)      (9,118,589)      (17,351,854)     (1,196,484)
  Contract maintenance charges ................        (14,534,017)     (12,803,332)      (27,559,024)     (3,725,226)
                                                  ----------------    -------------   ---------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................        (14,266,302)      34,058,799       (36,271,456)     21,193,457
                                                  ----------------    -------------   ---------------    ------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....             13,240            7,751            16,706           7,569
                                                  ----------------    -------------   ---------------    ------------
Increase (Decrease) in Net Assets .............        (86,864,571)     (17,734,158)     (132,202,253)     25,823,199
Net Assets - Beginning of Period ..............        467,904,139      380,868,400       942,374,997     123,005,313
                                                  ----------------    -------------   ---------------    ------------
Net Assets - End of Period ....................   $381,039,564,242    $ 381,039,568   $   810,172,744    $148,828,512
                                                  ================    =============   ===============    ============

                                                  EQ/Alliance
                                                 International
                                                --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $   (152,918)
 Net realized gain (loss) on investments ......    (2,639,703)
 Change in unrealized appreciation
  (depreciation) on investments ...............     4,271,337
                                                 ------------
 Net increase (decrease) in net assets from
  operations ..................................     1,478,716
                                                 ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................     4,697,154
  Transfers between funds and
   guaranteed interest rate account ...........       343,125
  Transfers for contract benefits and
   terminations ...............................      (800,777)
  Contract maintenance charges ................    (2,096,014)
                                                 ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     2,143,488
                                                 ------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....        11,061
                                                 ------------
Increase (Decrease) in Net Assets .............     3,633,265
Net Assets - Beginning of Period ..............    55,824,230
                                                 ------------
Net Assets - End of Period ....................  $ 59,457,495
                                                 ============


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                   EQ/Alliance      EQ/Alliance      EQ/Alliance
                                                  Money Market    Premier Growth    Quality Bond
                                                ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (121,648)   $     (294,144)   $    (79,981)
 Net realized gain (loss) on investments ......     (5,192,861)       (8,739,239)      1,004,661
 Change in unrealized appreciation
  (depreciation) on investments ...............      9,352,237        15,754,925       1,403,777
                                                 -------------    --------------    ------------
 Net increase (decrease) in net assets from
  operations ..................................      2,437,728       (24,788,398)      2,328,457
                                                 -------------    --------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................    132,858,937        14,308,541      14,934,992
  Transfers between funds and
   guaranteed interest rate account ...........    (92,516,607)       (5,311,499)     (2,879,964)
  Transfers for contract benefits and
   terminations ...............................    (26,281,050)       (3,018,102)     (2,751,781)
  Contract maintenance charges ................    (19,309,640)       (5,132,933)     (3,954,096)
                                                 -------------    --------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................     (5,248,360)          846,007       5,349,151
                                                 -------------    --------------    ------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....         11,237            16,634           6,457
                                                 -------------    --------------    ------------
Increase (Decrease) in Net Assets .............     (2,799,395)      (23,925,757)      7,684,065
Net Assets - Beginning of Period ..............    484,478,460       113,208,433     145,289,071
                                                 -------------    --------------    ------------
Net Assets - End of Period ....................  $ 481,679,065    $   89,282,676    $152,973,136
                                                 =============    ==============    ============


                                                    EQ/Alliance       EQ/Alliance     EQ/AXP New   EQ/AXP Strategy
                                                 Small Cap Growth     Technology      Dimensions      Aggressive
                                                ------------------ ---------------- ------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $    (387,883)    $     (115,790)  $   (7,512)     $   (7,085)
 Net realized gain (loss) on investments ......      (3,393,979)        (2,806,404)    (224,595)       (470,259)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (23,287,170)        11,332,978     (294,806)       (309,564)
                                                  -------------     --------------   ----------      ----------
 Net increase (decrease) in net assets from
  operations ..................................     (27,069,032)       (14,255,172)    (526,913)       (786,908)
                                                  -------------     --------------   ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................      14,308,312          6,571,055      532,708         500,299
  Transfers between funds and
   guaranteed interest rate account ...........       5,737,950          1,545,581    1,207,256         630,935
  Transfers for contract benefits and
   terminations ...............................      (2,583,700)          (826,059)     (26,363)        (38,997)
  Contract maintenance charges ................      (4,707,534)        (2,067,288)    (114,962)       (120,063)
                                                  -------------     --------------   ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      13,755,028          5,223,289    1,598,639         972,174
                                                  -------------     --------------   ----------      ----------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....          12,829             11,350     (333,338)       (183,631)
                                                  -------------     --------------   ----------      ----------
Increase (Decrease) in Net Assets .............     (13,301,175)        (9,020,533)     738,388           1,635
Net Assets - Beginning of Period ..............     146,871,374         44,412,706    3,242,846       2,937,869
                                                  -------------     --------------   ----------      ----------
Net Assets - End of Period ....................   $ 133,570,199     $   35,392,173   $3,981,234      $2,939,504
                                                  =============     ==============   ==========      ==========

                                                   EQ/Balanced
                                                ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  (1,682,204)
 Net realized gain (loss) on investments ......     (3,141,096)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (60,953,848)
                                                 -------------
 Net increase (decrease) in net assets from
  operations ..................................    (65,777,148)
                                                 -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................     30,919,378
  Transfers between funds and
   guaranteed interest rate account ...........     (4,490,484)
  Transfers for contract benefits and
   terminations ...............................    (16,176,876)
  Contract maintenance charges ................    (21,190,422)
                                                 -------------
Net increase (decrease) in net assets from
 contractowners transactions ..................    (10,938,404)
                                                 -------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....        123,053
                                                 -------------
Increase (Decrease) in Net Assets .............    (76,592,499)
Net Assets - Beginning of Period ..............    694,988,748
                                                 -------------
Net Assets - End of Period ....................  $ 618,396,249
                                                 =============


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                        EQ/Calvert       EQ/Capital
                                                    EQ/Bernstein         Socially         Guardian
                                                 Diversified Value   Responsible (a)   International
                                                ------------------- ----------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................    $   (232,827)          $  --         $    2,430
 Net realized gain (loss) on investments ......         189,013              --            (30,156)
 Change in unrealized appreciation
  (depreciation) on investments ...............       4,737,259              --            (16,970)
                                                   ------------           -----         ----------
 Net increase (decrease) in net assets from
  operations ..................................      (4,781,073)             --            (44,696)
                                                   ------------           -----         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................       9,240,061              --             82,361
  Transfers between funds and
   guaranteed interest rate account ...........      20,566,126              --            365,533
  Transfers for contract benefits and
   terminations ...............................      (1,664,627)             --               (158)
  Contract maintenance charges ................      (2,646,196)             --            (25,284)
                                                   ------------           -----         ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      25,495,364              --            422,722
                                                   ------------           -----         ----------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....          22,247              --            103,125
                                                   ------------           -----         ----------
Increase (Decrease) in Net Assets .............      20,736,538              --            481,151
Net Assets - Beginning of Period ..............      82,356,564              --            775,456
                                                   ------------           -----         ----------
Net Assets - End of Period ....................    $103,093,102           $  --         $1,256,607
                                                   ============           =====         ==========




                                                   EQ/Capital      EQ/Capital
                                                    Guardian     Guardian U.S.     EQ/Emerging    EQ/Equity 500   EQ/Evergreen
                                                    Research         Equity      Markets Equity       Index          Omega
                                                --------------- --------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (19,398)   $    (28,464)    $    (99,419)   $  (1,266,684)  $   (3,109)
 Net realized gain (loss) on investments ......       (45,218)        (28,503)      (4,022,308)      (9,463,882)     (95,426)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (1,950,651)     (2,543,346)       4,869,304      (77,064,883)    (189,532)
                                                 ------------    ------------     ------------    -------------   ----------
 Net increase (decrease) in net assets from
  operations ..................................    (2,015,267)     (2,600,313)         747,577      (87,795,449)    (288,067)
                                                 ------------    ------------     ------------    -------------   ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................     1,406,010       1,706,077        4,055,662       53,056,946      247,794
  Transfers between funds and
   guaranteed interest rate account ...........     3,951,703       7,938,091        6,709,435       25,464,640      887,602
  Transfers for contract benefits and
   terminations ...............................      (152,162)       (136,637)        (778,906)     (12,185,685)     (15,530)
  Contract maintenance charges ................      (264,356)       (300,224)      (1,644,814)     (19,970,761)     (65,473)
                                                 ------------    ------------     ------------    -------------   ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................     4,941,195       9,207,307        8,341,377       46,365,140    1,054,393
                                                 ------------    ------------     ------------    -------------   ----------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....       120,091         122,781           11,637          116,205        3,108
                                                 ------------    ------------     ------------    -------------   ----------
Increase (Decrease) in Net Assets .............     3,046,019       6,729,775        9,100,591      (41,314,104)     769,434
Net Assets - Beginning of Period ..............     8,156,553       9,161,602       36,712,988      615,386,390    1,192,831
                                                 ------------    ------------     ------------    -------------   ----------
Net Assets - End of Period ....................  $ 11,202,572    $ 15,891,377     $ 45,813,579    $ 574,072,286   $1,962,265
                                                 ============    ============     ============    =============   ==========


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                 EQ/FI Small/Mid                  EQ/International
                                                 EQ/FI Mid Cap      Cap Value     EQ/High Yield     Equity Index
                                                --------------- ---------------- --------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $    (53,970)    $   (250,804)   $     50,944       $  (1,440)
 Net realized gain (loss) on investments ......      (204,971)       1,358,517      (3,654,488)         (6,531)
 Change in unrealized appreciation
  (depreciation) on investments ...............    (2,303,184)        (277,135)     (5,145,911)         (6,156)
                                                 ------------     ------------    ------------       ---------
 Net increase (decrease) in net assets from
  operations ..................................    (2,562,125)         830,578      (8,749,455)        (14,127)
                                                 ------------     ------------    ------------       ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................     3,878,452        1,281,781       9,465,225          54,715
  Transfers between funds and
   guaranteed interest rate account ...........     9,796,296       38,494,997         193,981         155,595
  Transfers for contract benefits and
   terminations ...............................      (300,576)      (2,376,264)     (2,492,834)         (1,161)
  Contract maintenance charges ................      (798,929)      (3,320,993)     (4,766,791)        (19,180)
                                                 ------------     ------------    ------------       ---------
Net increase (decrease) in net assets from
 contractowners transactions ..................    12,575,243       45,615,321       2,399,581         189,969
                                                 ------------     ------------    ------------       ---------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....       129,509           10,906          19,198         101,440
                                                 ------------     ------------    ------------       ---------
Increase (Decrease) in Net Assets .............    10,142,627       46,456,805      (6,330,676)        277,282
Net Assets - Beginning of Period ..............    15,116,587       80,434,806     121,924,278         314,167
                                                 ------------     ------------    ------------       ---------
Net Assets - End of Period ....................  $ 25,259,214     $126,891,611    $115,593,602       $ 591,449
                                                 ============     ============    ============       =========

                                                 EQ/J.P. Morgan   EQ/Janus Large Cap   EQ/Lazard Small    EQ/Marsico
                                                    Core Bond           Growth            Cap Value          Focus
                                                ---------------- -------------------- ----------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $    (39,569)      $   (12,893)        $    5,316       $   (1,791)
 Net realized gain (loss) on investments ......       (842,185)           28,210             94,572           31,404
 Change in unrealized appreciation
  (depreciation) on investments ...............     (3,333,310)          255,699            (93,989)        (153,303)
                                                  ------------       -----------         ----------       ----------
 Net increase (decrease) in net assets from
  operations ..................................     (4,215,064)          271,016              5,899         (123,690)
                                                  ------------       -----------         ----------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................      3,659,264           826,512            285,150          628,961
  Transfers between funds and
   guaranteed interest rate account ...........      3,005,827         4,864,028            176,996        5,416,659
  Transfers for contract benefits and
   terminations ...............................       (302,743)           (2,107)           (85,094)         (47,957)
  Contract maintenance charges ................       (746,158)         (130,586)           (41,963)        (101,210)
                                                  ------------       -----------         ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ..................      5,616,190         5,557,847            335,089        5,896,453
                                                  ------------       -----------         ----------       ----------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....        124,036            11,582              7,030            6,242
                                                  ------------       -----------         ----------       ----------
Increase (Decrease) in Net Assets .............      1,525,162         5,939,445            348,018        5,799,005
Net Assets - Beginning of Period ..............     13,693,911         4,697,409          2,298,740          699,409
                                                  ------------       -----------         ----------       ----------
Net Assets - End of Period ....................   $ 15,219,073       $10,636,854         $2,646,758       $6,478,414
                                                  ============       ===========         ==========       ==========


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE SIX MONTHS ENDED JUNE 30, 2002 (Unaudited)


                                                                        EQ/MFS
                                                                       Emerging         EQ/MFS
                                                 EQ/Mercury Basic       Growth        Investors
                                                   Value Equity        Companies        Trust      EQ/MFS Research
                                                ------------------ ---------------- ------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $     199,611     $    (524,339)   $  (11,453)    $   (137,364)
 Net realized gain (loss) on investments ......         670,298       (38,426,802)     (162,514)      (3,713,983)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (11,123,140)      (13,155,242)     (528,247)      (4,799,435)
                                                  -------------     -------------    ----------     ------------
 Net increase (decrease) in net assets from
  operations ..................................     (10,253,231)      (52,106,383)     (702,214)      (8,650,782)
                                                  -------------     -------------    ----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................      11,691,611       (24,285,186)      835,638        6,825,359
  Transfers between funds and
   guaranteed interest rate account ...........      20,857,922       (14,306,104)    1,424,643       (3,156,989)
  Transfers for contract benefits and
   terminations ...............................      (2,122,665)       (5,289,450)     (207,131)      (1,256,938)
  Contract maintenance charges ................      (3,270,829)       (8,682,661)     (208,661)      (2,186,120)
                                                  -------------     -------------    ----------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ..................      27,156,039        (3,993,029)    1,844,489          225,312
                                                  -------------     -------------    ----------     ------------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....           7,129            15,192       113,156           22,143
                                                  -------------     -------------    ----------     ------------
Increase (Decrease) in Net Assets .............      16,909,937       (56,084,220)    1,255,431       (8,403,327)
Net Assets - Beginning of Period ..............      97,531,356       216,260,282     4,095,531       57,601,761
                                                  -------------     -------------    ----------     ------------
Net Assets - End of Period ....................   $ 114,441,293     $ 160,176,062    $5,350,962     $ 49,198,434
                                                  =============     =============    ==========     ============

                                                    EQ/Putnam
                                                 Growth & Income         EQ/Putnam         EQ/Putnam      EQ/Small
                                                      Value        International Equity     Voyager     Company Index
                                                ----------------- ---------------------- ------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $    (57,878)        $    (59,360)      $   (4,546)    $  (1,290)
 Net realized gain (loss) on investments ......       (287,809)            (259,758)         (83,272)       (1,098)
 Change in unrealized appreciation
  (depreciation) on investments ...............     (2,613,184)          (1,847,876)        (189,385)      (44,517)
                                                  ------------         ------------       ----------     ---------
 Net increase (decrease) in net assets from
  operations ..................................     (2,958,871)          (2,166,994)        (277,203)      (46,905)
                                                  ------------         ------------       ----------     ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from
   Contractowners .............................      3,072,271            2,298,687          130,444        60,383
  Transfers between funds and
   guaranteed interest rate account ...........        903,458           60,515,031          136,129       124,783
  Transfers for contract benefits and
   terminations ...............................       (803,234)            (309,566)         (17,890)         (234)
  Contract maintenance charges ................       (981,048)            (794,490)         (60,706)       (9,584)
                                                  ------------         ------------       ----------     ---------
Net increase (decrease) in net assets from
 contractowners transactions ..................      2,191,447           61,709,662          187,977       175,348
                                                  ------------         ------------       ----------     ---------
Net Increase (Decrease) in Amount Retained
 by Equitable Life in Separate Account FP .....         26,520              186,292            4,546       102,123
                                                  ------------         ------------       ----------     ---------
Increase (Decrease) in Net Assets .............       (740,904)          59,728,960          (84,680)      230,566
Net Assets - Beginning of Period ..............     29,061,141            2,328,480        1,498,488       584,914
                                                  ------------         ------------       ----------     ---------
Net Assets - End of Period ....................   $ 28,320,237         $ 62,057,440       $1,413,808     $ 815,480
                                                  ============         ============       ==========     =========


-------
(a) Commenced operations on May 13, 2002.

The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited)

June 30, 2002


1.   Organization

     The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. AXA Premier VIP Trust ("VIP") commenced operations on December 31, 2001. EQ Advisors Trust and AXA Premier VIP Trust ("The Trusts") are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

     The Account consists of 48 variable investment options of which 46 are reported herein(1):

     o AXA Premier VIP Core Bond
     o AXA Premier VIP Health Care
     o AXA Premier VIP International Equity
     o AXA Premier VIP Large Cap Core Equity
     o AXA Premier VIP Large Cap Growth
     o AXA Premier VIP Large Cap Value
     o AXA Premier VIP Small/Mid Cap Growth
     o AXA Premier VIP Small/Mid Cap Value
     o AXA Premier VIP Technology
     o EQ/Aggressive Stock(2)
     o EQ/Alliance Common Stock
     o EQ/Alliance Global
     o EQ/Alliance Growth and Income
     o EQ/Alliance Growth Investors
     o EQ/Alliance Intermediate Government Securities
     o EQ/Alliance International
     o EQ/Alliance Money Market
     o EQ/Alliance Premier Growth
     o EQ/Alliance Quality Bond
     o EQ/Alliance Small Cap Growth
     o EQ/Alliance Technology
     o EQ/Balanced
     o EQ/Bernstein Diversified Value(12)
     o EQ/Calvert Socially Responsible
     o EQ/Capital Guardian International
     o EQ/Capital Guardian Research
     o EQ/Capital Guardian U.S. Equity
     o EQ/Emerging Markets Equity(3)
     o EQ/Equity 500 Index(4)
     o EQ/Evergreen Omega(5)
     o EQ/FI Mid Cap
     o EQ/FI Small/Mid Cap Value(6)
     o EQ/High Yield(14)
     o EQ/International Equity Index(7)
     o EQ/J.P. Morgan Core Bond(8)
     o EQ/Janus Large Cap Growth
     o EQ/Lazard Small Cap Value
     o EQ/Marsico Focus
     o EQ/Mercury Basic Value Equity(9)
     o EQ/MFS Emerging Growth Companies
     o EQ/MFS Investors Trust(10)
     o EQ/MFS Research
     o EQ/Putnam Growth & Income Value
     o EQ/Putnam International Equity
     o EQ/Putnam Voyager(13)
     o EQ/Small Company Index(11)

     ----------
     1) Effective May 18, 2001 the names of the EQAT investment options include EQ/.

     2)   Formerly known as Alliance Aggressive

     3)   Formerly known as Morgan Stanley Emerging Markets Equity

     4)   Formerly known as Alliance Equity Index

     5)   Formerly known as EQ/Evergreen

     6)   Formerly known as Warburg Pincus Small Company Value

     7)   Formerly known as BT International Equity Index

     8)   Formerly known as JPM Core Bond Portfolio

     9)   Formerly known as Merrill Lynch Basic Value Equity

     10)  Formerly known as MFS Growth with Income

     11)  Formerly known as BT Small Company Index

     12)  Formerly known as Lazard Large Cap Value

     13)  Formerly known as EQ/Putnam Investors Growth

     14)  Formerly known as EQ/Alliance High Yield

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

     The Account is used to fund benefits for Variable Life products issued by Equitable Life including Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus(SM), Paramount
     Life, IL Protector(SM), and IL COLI, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life; flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


1.   Organization (Concluded)

     Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series." Incentive Life policies sold during 1999 and thereafter are referred to as "Incentive Life 2000 Sales 1999 and after," reflect an investment in Class IB shares and are different from Incentive Life products.

     The Account supports the operations of various Equitable Life insurance products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products (Incentive Life COLI, Incentive Life, Incentive Life Plus, Survivorship Incentive Life, and Survivorship 2000) which are sold through Equitable's Independent Broker Dealer Distribution channel.

     The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.


2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

     On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

     Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions are recorded by the Account on the trade date. Dividend and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on The Trusts' investment transactions.

     Receivable/payable for policy-related transactions represent amount due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

     Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the guaranteed interest account of Equitable Life's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less that the aggregate of the contractowners account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

     Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

     The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


2.   Significant Accounting Policies (Concluded)

     currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments for the Six Months ended June 30, 2002 were as follows:


                                                                 Purchases          Proceeds
                                                            ------------------ ------------------
     AXA Premier VIP Core Bond ..........................    $     3,336,525    $         2,687
     AXA Premier VIP Health Care ........................          2,116,232          1,078,891
     AXA Premier VIP International Equity ...............              8,197                 39
     AXA Premier VIP Large Cap Core Equity ..............                 --                 --
     AXA Premier VIP Large Cap Growth ...................                 --                 --
     AXA Premier VIP Large Cap Value ....................                 --                 --
     AXA Premier VIP Small/Mid Cap Growth ...............              1,880                 --
     AXA Premier VIP Small/Mid Cap Value ................          2,421,766             13,961
     AXA Premier VIP Technology .........................                 --                 --
     EQ/Aggressive Stock ................................        257,368,035        275,930,428
     EQ/Alliance Common Stock ...........................        157,338,610        225,163,696
     EQ/Alliance Global .................................         59,509,009         75,003,735
     EQ/Alliance Growth and Income ......................         73,230,132         40,178,369
     EQ/Alliance Growth Investors .......................         12,405,574         50,868,890
     EQ/Alliance Intermediate Government Securities .....         42,272,541         21,245,579
     EQ/Alliance International ..........................         28,557,631         26,555,852
     EQ/Alliance Money Market ...........................        967,555,193        973,662,313
     EQ/Alliance Premier Growth .........................         49,251,630         48,404,036
     EQ/Alliance Quality Bond ...........................         43,457,333         37,545,977
     EQ/Alliance Small Cap Growth .......................        151,299,038        137,825,593
     EQ/Alliance Technology .............................         21,471,313         16,356,038
     EQ/Balanced ........................................         15,188,011         27,725,992
     EQ/Bernstein Diversified Value .....................         50,573,780         55,298,773
     EQ/Calvert Socially Responsible ....................                 --                 --
     EQ/Capital Guardian International ..................            585,492             57,215
     EQ/Capital Guardian Research .......................          8,640,490          3,604,301
     EQ/Capital Guardian U.S. Equity ....................         10,630,970          1,335,294
     EQ/Emerging Markets Equity .........................         28,684,571         20,427,481
     EQ/Equity 500 Index ................................        143,256,464         97,624,261
     EQ/Evergreen Omega .................................          1,482,035            370,166
     EQ/FI Mid Cap ......................................         19,553,523          6,902,333
     EQ/FI Small/Mid Cap Value ..........................         68,652,853         23,272,647
     EQ/High Yield ......................................         30,595,612         28,148,466
     EQ/International Equity Index ......................            320,595             14,477
     EQ/J.P. Morgan Core Bond ...........................          6,316,449            651,153
     EQ/Janus Large Cap Growth ..........................          9,111,595          3,410,462
     EQ/Lazard Small Cap Value ..........................          1,262,171            896,370
     EQ/Marsico Focus ...................................          7,098,140          1,197,235
     EQ/Mercury Basic Value Equity ......................         32,954,594          4,891,240
     EQ MFS Emerging Growth Companies ...................        140,544,791        145,019,203
     EQ/MFS Investors Trust .............................          2,638,632            692,440
     EQ/MFS Research ....................................         46,159,698         46,038,645
     EQ/Putnam Growth & Income Value ....................          5,972,419          3,780,648
     EQ/Putnam International Equity .....................         68,879,053          7,047,310
     EQ/Putnam Voyager ..................................            315,786            127,809
     EQ/Small Company Index .............................            259,073              5,994
                                                             ---------------    ---------------
     Total ..............................................    $ 2,571,277,436    $ 2,408,375,999
                                                             ===============    ===============

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


4.   Expenses and Related Party Transactions

     The assets in each variable investment option are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio of The Trusts. Class IA and IB shares are offered by The Trusts at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted in 1997 pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

     Equitable Life serves as investment manager of The Trusts and as such receives management fees for services performed in its capacity as investment manager of The Trusts. Equitable life oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25%to a high of 1.30% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, ("Distributors") affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

     Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios as well as a portion of certain portfolios (for each EQ/Alliance option, for EQ/Balanced, EQ/Equity 500 Index, EQ/High Yield, AXA Premier VIP Small/Mid Cap Growth and EQ/Bernstein Diversified Value; also advises a portion of EQ/Aggressive Stock, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

     AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

     The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries or AXA Network Insurance Agency of Texas, Inc. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell our policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. Distributors receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5.   Substitutions

     On April 26, 2002 the EQ/Putnam International Equity Portfolio acquired all the net assets of the EQ/T. Rowe Price International Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 6,910,736 of Class IB shares of EQ/T. Rowe Price International Portfolio (valued at $58,695,342) for 5,546,857 Class IB shares of the EQ/Putnam International Equity Portfolio outstanding (valued at $58,695,342). On April 26, 2002 the EQ/T. Rowe Price International Portfolio assets were combined with those of EQ/Putnam International Portfolio. The aggregate net assets of the EQ/Putnam International and the EQ/T. Rowe Price International Portfolios immediately before the substitution were $2,614,787 and $58,695,342 respectively, resulting in combined assets after the substitution of $61,310,129 in the EQ/Putnam International Equity Portfolio.

     On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of:

     o 17,996,107 Class IA shares of Alliance Conservative Investors (valued at $213,613,796), 369,654 Class IB shares of Alliance Conservative Investors (valued at $4,369,307),

     o 29,561 Class IA shares of EQ/Evergreen Foundation (valued at $279,939), 22,643 Class IB shares of EQ/Evergreen Foundation (valued at $214,429),

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


5.   Substitutions (Concluded)

     o 910,237 Class IA shares of EQ/Putnam Balanced (valued at $11,241,432), 107,226 Class IB shares of EQ/Putnam Balanced (valued at $1,324,236),

     o 475,863 Class IA shares of Mercury World Strategy (valued at $4,668,221), 59,561 Class IB shares of Mercury World Strategy (valued at $584,293)

     for 14,665,181 Class IA shares of the EQ/Balanced Portfolio and 416,171 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $236,295,653). On May 18, 2001 the assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy at that date were combined with those of EQ/Balanced. The aggregate net assets of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, Mercury World Strategy and EQ/Balanced immediately before the substitution were $217,983,103, $494,368, $12,565,668, $5,252,514 and $515,130,871, respectively, resulting in combined assets after substitution of $751,426,524 in EQ/Balanced
     Portfolio.

     On May 18, 2001 the EQ/Bernstein Diversified Value Portfolio (Bernstein), formerly the Lazard Large Cap Portfolio, acquired all the net assets of the
     T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with the Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 5,374,332 Class IB shares of T. Rowe Price Equity Income (valued at $71,048,669) for 5,785,722 of Class IB shares of Bernstein outstanding (valued at $71,048,669). On May 18, 2001 the T. Rowe Price Equity Income Portfolio assets at that date were combined with those of the Bernstein Portfolio. The aggregate net assets of the Bernstein Portfolio and the T. Rowe Price Equity Income Portfolio immediately before the substitution were $648,683 and $71,048,669, respectively, resulting in combined assets after the substitution of $71,697,352 in EQ/Bernstein Portfolio.

     On October 6, 2000 EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 35,800 Class IB shares of EQ/Equity 500 Index Portfolio (valued at $1,013,069) for the 71,158 Class IB shares of BT Equity 500 Index Portfolio outstanding (valued at $1,013,069). BT Equity 500 Index Portfolio's assets at that date were combined with those of EQ/Equity 500 Index Portfolio. The aggregate net assets of EQ/Equity 500 Index Portfolio and BT Equity 500 Index Portfolio immediately before the substitution were $713,508,296 and $1,013,069, respectively, resulting in combined assets after the substitution of $714,521,365 in EQ/Equity 500 Index Portfolio.


6.   Asset Charges

     Under the Contracts, Equitable Life assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution channel have charges currently for Incentive Life, Incentive Life Plus, and Survivorship Incentive Life of 60%, and for Survivorship 2000 of 0.90%. The products sold through Equitable Life's Agent Distribution channel have charges ranging from 0.60% to 1.80% depending on the features of those products.

                                                                     Mortality and
                                                                        Expense     Mortality(b)   Administrative   Total
                                                                    -------------- -------------- ---------------- ------
     Incentive Life, Incentive Life 2000, Incentive Life 2000
     Sales 1999 and after, Incentive Life Plus
     Champion 2000 (a) ..........................................   .60%            --             --               .60%
     IL Plus Original Series, IL COLI (b) .......................   .85%            --             --               .85%
     Paramount Life .............................................   .60%            --             --               .60%
     IL COLI (b) ................................................   .20%            --             --               .20%
     Survivorship Incentive Life (a) ............................   .60%            --             --               .60%
     Survivorship 2000 (a) ......................................   .90%            --             --               .90%
     IL Protector (a) ...........................................   .80%            --             --               .80%
     SP-Flex (a) ................................................   .85%           .60%           .35%             1.80%

     ----------
     (a)  Charged to daily net assets of the Account.

     (b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.


     Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus Second Series, IL COLI, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Paramount Life and the Series 2000 Policies, Equitable Life deducts a

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


6.   Asset Charges (Concluded)

     charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Paramount Life and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

     All contractowners accounts are assessed monthly by Equitable Life for mortality (cost of insurance and optional rider benefit charges) and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7.   Changes in Units Outstanding


                                                                             AXA Premier
                                               AXA Premier    AXA Premier        VIP
                                              VIP Core Bond    VIP Health   International
                                                   (a)          Care (a)      Equity (a)
                                             --------------- ------------- ---------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................          10             --            --
Units Redeemed .............................          (1)            --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................           9             --            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ...............................          24             23            --
Units Redeemed .............................          (1)           (12)           --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          23             11            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life
 - Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------




                                                                                                 AXA Premier
                                                AXA Premier      AXA Premier     AXA Premier    VIP Small/Mid    AXA Premier
                                               VIP Large Cap    VIP Large Cap   VIP Large Cap     Cap Growth    VIP Small/Mid
                                              Core Equity (a)     Growth (a)      Value (a)          (a)        Cap Value (a)
                                             ----------------- --------------- --------------- --------------- --------------
Units Issued ...............................          --             --            --                 --               2
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --               2
                                                  ------         ------        ------             ------          ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................          --             --            --                 --              22
Units Redeemed .............................          --             --            --                 --              (1)
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              21
                                                  ------         ------        ------             ------          ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --                  2              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                  2              --
                                                  ------         ------        ------             ------          ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --                 --              --
Units Redeemed .............................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------
Net Increase (Decrease) ....................          --             --            --                 --              --
                                                  ------         ------        ------             ------          ------


----------
(a)  Units were made available for sale on May 13, 2002.

(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


                                                AXA Premier                    EQ/Alliance
                                                    VIP        EQ/Aggressive      Common     EQ/Alliance
                                              Technology (a)       Stock          Stock       Global (a)
                                             ---------------- --------------- ------------- -------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................          --            102           118                 45
Units Redeemed .............................          --           (104)         (108)               (47)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             (2)           10                 (2)
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          --             47            40                  8
Units Redeemed .............................          --            (48)          (50)               (18)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             (1)          (10)               (10)
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --           483                 87
Units Redeemed .............................          --             --          (289)               (38)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --           194                 49
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             18            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             18            --                 --
                                                  ------         ------        ------             ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------






                                                                              EQ/Alliance
                                              EQ/Alliance    EQ/Alliance     Intermediate     EQ/Alliance
                                               Growth and       Growth        Government     International
                                               Income (a)   Investors (a)   Securities (a)        (a)
                                             ------------- --------------- ---------------- --------------
Units Issued ...............................          54             28           124                 46
Units Redeemed .............................         (31)           (36)         (103)               (48)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          23             (8)           21                 (2)
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life,  Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after - Class A and B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          13             16            12                 29
Units Redeemed .............................         (10)           (25)           (4)               (27)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................           3             (9)            8                  2
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             --            --                 --
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             90            68                234
Units Redeemed .............................          --            (38)          (32)              (217)
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................          --             52            36                 17
                                                  ------         ------        ------             ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................         221             --            --                 --
Units Redeemed .............................         (74)            --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................         147             --            --                 --
                                                  ------         ------        ------             ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................           2             --            --                 --
Units Redeemed .............................          --             --            --                 --
                                                  ------         ------        ------             ------
Net Increase (Decrease) ....................           2             --            --                 --
                                                  ------         ------        ------             ------


----------
(a)  Units were made available for sale on May 13, 2002.

(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


                                                             EQ/Alliance   EQ/Alliance
                                               EQ/Alliance     Premier    Quality Bond
                                              Money Market     Growth          (a)
                                             -------------- ------------ --------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................         699             69            92
Units Redeemed .............................        (636)           (64)          (76)
                                                  ------         ------        ------
Net Increase (Decrease) ....................         (63)             5            16
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ...............................          --            875            --
Units Redeemed .............................          --           (867)           --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --              8            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................         192             41             8
Units Redeemed .............................        (190)           (48)           (3)
                                                  ------         ------        ------
Net Increase (Decrease) ....................           2             (7)            5
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................       1,632             --            --
Units Redeemed .............................      (1,558)            --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          74             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
 Life - Class B 0.60%
Units Issued ...............................          --             --            60
Units Redeemed .............................          --             --           (11)
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            49
                                                  ------         ------        ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------




                                              EQ/Alliance                                EQ/AXP
                                               Small Cap    EQ/Alliance   EQ/AXP New    Strategy
                                                 Growth      Technology   Dimensions   Aggressive   EQ/Balanced
                                             ------------- ------------- ------------ ------------ ------------
Units Issued ...............................          41             58            10         8           27
Units Redeemed .............................         (27)           (33)           (4)       (4)         (23)
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          14             25             6         4            4
                                                  ------         ------        ------    ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life, Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --        --           --
Units Redeemed .............................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................          --            543            28        49           --
Units Redeemed .............................          --           (459)          (10)      (27)          --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             84            18        22           --
                                                  ------         ------        ------    ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after - Class A and B 0.60%
Units Issued ...............................          --             --            --        --           --
Units Redeemed .............................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          10             10            --         1           12
Units Redeemed .............................          (7)             6            --         0           (8)
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................           3              4            --         1            4
                                                  ------         ------        ------    ------       ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --        --           --
Units Redeemed .............................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --        --           --
Units Redeemed .............................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          93             --            --        --           69
Units Redeemed .............................         (32)            --            --        --          (27)
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          61             --            --        --           42
                                                  ------         ------        ------    ------       ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --        --           --
Units Redeemed .............................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------
Net Increase (Decrease) ....................          --             --            --        --           --
                                                  ------         ------        ------    ------       ------


----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


                                                              EQ/Calvert
                                              EQ/Bernstein     Socially      EQ/Capital    EQ/Capital
                                               Diversified   Responsible      Guardian      Guardian
                                                  Value          (a)       International    Research
                                             -------------- ------------- --------------- ------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................          73             --            --            13
Units Redeemed .............................         (28)            --            --            (4)
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          45             --            --             9
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................         338             --            --            71
Units Redeemed .............................        (174)            --            --           (36)
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................         164             --            --            35
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          14             --            --             4
Units Redeemed .............................          (6)            --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................           8             --            --             4
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life -
 Class B 0.60%
Units Issued ...............................          11             --             7            --
Units Redeemed .............................          (1)            --            (1)           --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          10             --             6            --
                                                  ------         ------        ------        ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------




                                                EQ/Capital    EQ/Emerging
                                              Guardian U.S.     Markets    EQ/Equity 500   EQ/Evergreen
                                                  Equity        Equity         Index          Omega
                                             --------------- ------------ --------------- -------------
Units Issued ...............................          17            107           137             9
Units Redeemed .............................          (4)           (80)          (67)           (3)
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          13             27            70             6
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................          93            292          (208)           84
Units Redeemed .............................         (17)          (208)           --            (5)
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          76             84            --             8
                                                  ------         ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................           5              5            31            --
Units Redeemed .............................          --             --           (26)           --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................           5              5             5            --
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --           347            --
Units Redeemed .............................          --             --          (194)           --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --           152            --
                                                  ------         ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B
0.60%
Units Issued ...............................          --             --            --            --
Units Redeemed .............................          --             --            --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --             --            --            --
                                                  ------         ------        ------        ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --              3            --            --
Units Redeemed .............................          --             (1)           --            --
                                                  ------         ------        ------        ------
Net Increase (Decrease) ....................          --              2            --            --
                                                  ------         ------        ------        ------


----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Continued)


                                                                  EQ/FI
                                                              Small/Mid Cap
                                              EQ/FI Mid Cap       Value       EQ/High Yield
                                             --------------- --------------- ---------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................          25             69            30
Units Redeemed .............................          (4)           (24)          (22)
                                                  ------         ------        ------
Net Increase (Decrease) ....................          21             45             8
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000
 Sales 1999 and after, Survivorship Incentive Life, Paramount Life - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000
 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ...............................         240            608            --
Units Redeemed .............................        (114)          (316)           --
                                                  ------         ------        ------
Net Increase (Decrease) ....................         126            292            --
                                                  ------         ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000
 Sales 1999 and after - Class A and B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................           1             --             5
Units Redeemed .............................          --             --            (6)
                                                  ------         ------        ------
Net Increase (Decrease) ....................           1             --            (1)
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --              5             6
Units Redeemed .............................          --             --            (1)
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --              5             5
                                                  ------         ------        ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life -
 Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --             --            --
Units Redeemed .............................          --             --            --
                                                  ------         ------        ------
Net Increase (Decrease) ....................          --             --            --
                                                  ------         ------        ------







                                                                                   EQ/Janus   EQ/Lazard
                                              EQ/International   EQ/J.P. Morgan   Large Cap   Small Cap   EQ/Marsico
                                                Equity Index        Core Bond       Growth      Value       Focus
                                             ------------------ ---------------- ----------- ----------- -----------
Units Issued ...............................          --               --             36          --            6
Units Redeemed .............................          --               --            (18)         --           (1)
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             18          --            5
                                                  ------           ------         ------      ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --               --            144          --           --
Units Redeemed .............................          --               --            (73)         --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             71          --           --
                                                  ------           ------         ------      ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................          --               --             --          --           63
Units Redeemed .............................          --               --             --          --          (17)
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             --          --           46
                                                  ------           ------         ------      ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60%
Units Issued ...............................          --               --             --          --           --
Units Redeemed .............................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          --               --              5          --            3
Units Redeemed .............................          --               --             --          --           (1)
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --              5          --            2
                                                  ------           ------         ------      ------       ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --               --             --          --           --
Units Redeemed .............................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................           3               --             --          --           --
Units Redeemed .............................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................           3               --             --          --           --
                                                  ------           ------         ------      ------       ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --               --             --          --           --
Units Redeemed .............................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --                7             --           2           --
Units Redeemed .............................          --               --             --          --           --
                                                  ------           ------         ------      ------       ------
Net Increase (Decrease) ....................          --                7             --           2           --
                                                  ------           ------         ------      ------       ------


----------
(a) Units were made available for sale on May 13, 2002.
(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


7. Changes in Units Outstanding (Concluded)


                                                               EQ/MFS
                                               EQ/Mercury     Emerging
                                              Basic Value      Growth          EQ/MFS
                                                 Equity      Companies    Investors Trust
                                             ------------- ------------- -----------------
IL Plus Original Series, IL COLI - Class A and B 0.00%
Units Issued ...............................          40            56              5
Units Redeemed .............................         (19)          (51)            (2)
                                                  ------        ------         ------
Net Increase (Decrease) ....................          21             5              3
                                                  ------        ------         ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................          --            --             --
Units Redeemed .............................          --            --             --
                                                  ------        ------         ------
Net Increase (Decrease) ....................          --            --             --
                                                  ------        ------         ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ...............................         184            --             23
Units Redeemed .............................         (66)           --             (9)
                                                  ------        ------         ------
Net Increase (Decrease) ....................         118            --             14
                                                  ------        ------         ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
 2000 Sales 1999 and after - Class A and B 0.60%
Units Issued ...............................          --         1,210             --
Units Redeemed .............................          --        (1,251)            --
                                                  ------        ------         ------
Net Increase (Decrease) ....................          --           (41)            --
                                                  ------        ------         ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................          11            15              4
Units Redeemed .............................          (5)          (18)            --
                                                  ------        ------         ------
Net Increase (Decrease) ....................           6            (3)           4
                                                  ------        ------         ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................          --            --             --
Units Redeemed .............................          --            --             --
                                                  ------        ------         ------
Net Increase (Decrease) ....................          --            --             --
                                                  ------        ------         ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          --            --             --
Units Redeemed .............................          --            --             --
                                                  ------        ------         ------
Net Increase (Decrease) ....................          --            --             --
                                                  ------        ------         ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life
 - Class B 0.60%
Units Issued ...............................          --            --             --
Units Redeemed .............................          --            --             --
                                                  ------        ------         ------
Net Increase (Decrease) ....................          --            --             --
                                                  ------        ------         ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................          11            25             --
Units Redeemed .............................          (2)          (15)            --
                                                  ------        ------         ------
Net Increase (Decrease) ....................           9            10             --
                                                  ------        ------         ------




                                                           EQ/Putnam      EQ/Putnam                 EQ/Small
                                               EQ/MFS      Growth &     International   EQ/Putnam   Company
                                              Research   Income Value       Equity       Voyager     Index
                                             ---------- -------------- --------------- ----------- ---------
Units Issued ...............................       37           10            140             --         --
Units Redeemed .............................      (32)          (7)           (10)            --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................        5            3            130             --         --
                                               ------       ------         ------         ------     ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life,
 Paramount Life - Class A and B 0.60%
Units Issued ...............................       --           --             --             --         --
Units Redeemed .............................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ...............................       --           --            488             --         --
Units Redeemed .............................       --           --            (70)            --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       --           --            418             --         --
                                               ------       ------         ------         ------     ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
 after - Class A and B 0.60%
Units Issued ...............................      371           46             --             --         --
Units Redeemed .............................     (376)         (35)            --             --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       (6)          11             --             --         --
                                               ------       ------         ------         ------     ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ...............................       16            3             57             --         --
Units Redeemed .............................      (17)          (2)            (4)            --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       (1)           1             53             --         --
                                               ------       ------         ------         ------     ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus- Class B 0.60%
Units Issued ...............................       --           --             --             --         --
Units Redeemed .............................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................       --           --             --             --         --
Units Redeemed .............................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................       --           --             --             --         --
Units Redeemed .............................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................       --           --             --             --         --
                                               ------       ------         ------         ------     ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...............................       14            4              3              1          1
Units Redeemed .............................       (9)          --             (1)            --         --
                                               ------       ------         ------         ------     ------
Net Increase (Decrease) ....................        5            4              2              1          1
                                               ------       ------         ------         ------     ------


----------
(a)  Units were made available for sale on May 13, 2002.

(b) A substitution of EQ/T. Rowe Price International Portfolio for the EQ/Putnam International Portfolio occurred on April 26, 2002 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
AXA Premier VIP Core Bond
IL Plus Original Series, IL COLI -- Class B 0.00% (a)
Unit Value, end of period ................................................................     $ 102.75
Net Assets (000's) .......................................................................     $    925
Number of units outstanding, end of period (000's) .......................................            9
Total Return .............................................................................         2.75%
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
Unit Value, end of period ................................................................     $ 102.44
Net Assets (000's) .......................................................................     $  2,356
Number of units outstanding, end of period (000's) .......................................           23
Total Return .............................................................................         2.48%
Survivorship 2000 -- Class B 0.90% (a)
Unit Value, end of period ................................................................     $ 102.29
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................         2.34%

AXA Premier VIP Health Care
IL Plus Original Series, IL COLI -- Class B 0.00% (a)
Unit Value, end of period ................................................................     $  85.49
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................       (14.51)%
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
Unit Value, end of period ................................................................     $  85.24
Net Assets (000's) .......................................................................     $    937
Number of units outstanding, end of period (000's) .......................................           11
Total Return .............................................................................       (14.74)%
Survivorship 2000 -- Class B 0.90% (a)
Unit Value, end of period ................................................................     $  85.11
Net Assets (000's) .......................................................................     $     --
Number of units outstanding, end of period (000's) .......................................           --
Total Return .............................................................................       (14.85)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
AXA Premier VIP International Equity
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  94.97
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (5.00)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  94.83
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (5.13)%

AXA Premier VIP Large Cap Core Equity
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  85.58
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (14.40)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  85.45
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (14.51)%

AXA Premier VIP Large Cap Growth
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  76.14
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (23.83)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  76.03
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (23.93)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
AXA Premier VIP Large Cap Value
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  91.44
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (8.53)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  91.30
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (8.65)%

AXA Premier VIP Small/Mid Cap Growth
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  74.90
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (25.08)%
 Survivorship 2000 -- Class B 0.90% EDI (a)
 Unit Value, end of period ...............................................................     $  74.79
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (25.18)%

AXA Premier VIP Small/Mid Cap Value
IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $  86.91
 Net Assets (000's) ......................................................................     $    174
 Number of units outstanding, end of period (000's) ......................................            2
 Total Return ............................................................................       (13.09)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  86.66
 Net Assets (000's) ......................................................................     $  1,820
 Number of units outstanding, end of period (000's) ......................................           21
 Total Return ............................................................................       (13.32)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  86.53
 Net Assets (000's) ......................................................................     $    173
 Number of units outstanding, end of period (000's) ......................................            2
 Total Return ............................................................................       (13.43)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
AXA Premier VIP Technology
 Incentive Life Plus, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  67.48
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (32.50)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  67.38
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (32.50)%

EQ/Aggressive Stock
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $ 117.60
 Net Assets (000's) ......................................................................     $ 40,807
 Number of units outstanding, end of period (000's) ......................................          347
 Total Return ............................................................................       (15.93)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  59.75
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (16.41)%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  60.47
 Net Assets (000's) ......................................................................     $  7,377
 Number of units outstanding, end of period (000's) ......................................          122
 Total Return ............................................................................       (16.29)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Common Stock
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $ 195.47
 Net Assets (000's) ......................................................................     $138,784
 Number of units outstanding, end of period (000's) ......................................          710
 Total Return ............................................................................       (26.59)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  73.06
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (27.01)%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  73.93
 Net Assets (000's) ......................................................................     $ 92,339
 Number of units outstanding, end of period (000's) ......................................        1,249
 Total Return ............................................................................       (26.90)%

EQ/Alliance Global
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $ 141.68
 Net Assets (000's) ......................................................................     $ 50,176
 Number of units outstanding, end of period (000's) ......................................          210
 Total Return ............................................................................       (15.38)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  74.73
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (15.84)%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  68.55
 Net Assets (000's) ......................................................................     $ 19,125
 Number of units outstanding, end of period (000's) ......................................          279
 Total Return ............................................................................       (15.72)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Growth and Income
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $ 256.00
 Net Assets (000's) ......................................................................     $ 50,176
 Number of units outstanding, end of period (000's) ......................................          196
 Total Return ............................................................................       (12.34)%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  98.13
 Net Assets (000's) ......................................................................     $ 56,719
 Number of units outstanding, end of period (000's) ......................................          578
 Total Return ............................................................................       (10.36)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $ 112.01
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (12.83)%

EQ/Alliance Growth Investors
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $ 184.87
 Net Assets (000's) ......................................................................     $ 54,536
 Number of units outstanding, end of period (000's) ......................................          295
 Total Return ............................................................................       (10.10)%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  82.97
 Net Assets (000's) ......................................................................     $ 25,306
 Number of units outstanding, end of period (000's) ......................................          305
 Total Return ............................................................................       (10.47)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  92.75
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (10.61)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Intermediate Government Securities
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $ 166.33
 Net Assets (000's) ......................................................................     $ 43,578
 Number of units outstanding, end of period (000's) ......................................          262
 Total Return ............................................................................         3.49%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $ 120.01
 Net Assets (000's) ......................................................................     $ 13,801
 Number of units outstanding, end of period (000's) ......................................          115
 Total Return ............................................................................         3.06%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $ 121.50
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................         2.91%

EQ/Alliance International
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................     $ 110.22
 Net Assets (000's) ......................................................................     $  8,597
 Number of units outstanding, end of period (000's) ......................................           78
 Total Return ............................................................................         2.86%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  80.19
 Net Assets (000's) ......................................................................     $  6,255
 Number of units outstanding, end of period (000's) ......................................           78
 Total Return ............................................................................         2.45%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  77.77
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................         2.29%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Money Market
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $ 144.35
 Net Assets (000's) ......................................................................     $ 95,993
 Number of units outstanding, end of period (000's) ......................................          665
 Total Return ............................................................................         0.80%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 114.14
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................         0.23%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 115.50
 Net Assets (000's) ......................................................................     $ 98,406
 Number of units outstanding, end of period (000's) ......................................          852
 Total Return ............................................................................         0.38%

EQ/Alliance Premier Growth
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  58.39
 Net Assets (000's) ......................................................................     $  6,365
 Number of units outstanding, end of period (000's) ......................................          109
 Total Return ............................................................................       (21.29)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000,
   Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  57.32
 Net Assets (000's) ......................................................................     $ 78,184
 Number of units outstanding, end of period (000's) ......................................        1,364
 Total Return ............................................................................       (21.52)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  56.80
 Net Assets (000's) ......................................................................     $  4,260
 Number of units outstanding, end of period (000's) ......................................           75
 Total Return ............................................................................       (21.64)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Quality Bond
 IL Plus Original Series, IL COLI -- Class A 0.00% (a)
 Unit Value, end of period ...............................................................    $ 176.37
 Net Assets (000's) ......................................................................    $ 48.678
 Number of units outstanding, end of period (000's) ......................................         276
 Total Return ............................................................................        1.83%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................    $ 119.92
 Net Assets (000's) ......................................................................    $     --
 Number of units outstanding, end of period (000's) ......................................          --
 Total Return ............................................................................        1.25%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................    $ 119.28
 Net Assets (000's) ......................................................................    $  6,818
 Number of units outstanding, end of period (000's) ......................................         141
 Total Return ............................................................................        1.40%

EQ/Alliance Small Cap Growth
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................    $ 128.15
 Net Assets (000's) ......................................................................    $ 18,325
 Number of units outstanding, end of period (000's) ......................................         143
 Total Return ............................................................................      (16.67)%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
  Life -- Class B 0.60%
 Unit Value, end of period ...............................................................    $  94.25
 Net Assets (000's) ......................................................................    $ 23,186
 Number of units outstanding, end of period (000's) ......................................         246
 Total Return ............................................................................      (17.02)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................    $  93.14
 Net Assets (000's) ......................................................................    $     --
 Number of units outstanding, end of period (000's) ......................................          --
 Total Return ............................................................................      (17.14)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Alliance Technology
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  35.72
 Net Assets (000's) ......................................................................     $  3,714
 Number of units outstanding, end of period (000's) ......................................          104
 Total Return ............................................................................       (29.18)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  35.24
 Net Assets (000's) ......................................................................     $ 30,060
 Number of units outstanding, end of period (000's) ......................................          853
 Total Return ............................................................................       (29.39)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  35.01
 Net Assets (000's) ......................................................................     $  1,400
 Number of units outstanding, end of period (000's) ......................................           40
 Total Return ............................................................................       (29.49)%

EQ/Balanced
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $ 188.90
 Net Assets (000's) ......................................................................     $ 33,624
 Number of units outstanding, end of period (000's) ......................................          178
 Total Return ............................................................................        (9.28)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 103.28
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (9.79)%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  95.45
 Net Assets (000's) ......................................................................     $ 20,140
 Number of units outstanding, end of period (000's) ......................................          211
 Total Return ............................................................................        (9.66)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Bernstein Diversified Value
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  93.57
 Net Assets (000's) ......................................................................     $ 20,118
 Number of units outstanding, end of period (000's) ......................................          215
 Total Return ............................................................................        (3.97)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 106.53
 Net Assets (000's) ......................................................................     $ 74,251
 Number of units outstanding, end of period (000's) ......................................          697
 Total Return ............................................................................        (4.26)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 105.28
 Net Assets (000's) ......................................................................     $  7,580
 Number of units outstanding, end of period (000's) ......................................           72
 Total Return ............................................................................        (4.40)%

EQ/Calvert Socially Responsible
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus -- Class B 0.60% (a)
 Unit Value, end of period ...............................................................     $  73.52
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (16.72)%
 Survivorship 2000 -- Class B 0.90% (a)
 Unit Value, end of period ...............................................................     $  72.89
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (16.84)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Capital Guardian International
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  79.29
 Net Assets (000's) ......................................................................     $  1,189
 Number of units outstanding, end of period (000's) ......................................           15
 Total Return ............................................................................        (3.19)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  78.61
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (3.33)%

EQ/Capital Guardian Research
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  93.25
 Net Assets (000's) ......................................................................     $  3,077
 Number of units outstanding, end of period (000's) ......................................           33
 Total Return ............................................................................       (16.83)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  91.68
 Net Assets (000's) ......................................................................     $  7,609
 Number of units outstanding, end of period (000's) ......................................           83
 Total Return ............................................................................       (17.07)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  90.90
 Net Assets (000's) ......................................................................     $    455
 Number of units outstanding, end of period (000's) ......................................            5
 Total Return ............................................................................       (17.19)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Capital Guardian U.S. Equity
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  87.86
 Net Assets (000's) ......................................................................     $  2,197
 Number of units outstanding, end of period (000's) ......................................           25
 Total Return ............................................................................       (16.42)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  86.38
 Net Assets (000's) ......................................................................     $ 12,957
 Number of units outstanding, end of period (000's) ......................................          150
 Total Return ............................................................................       (16.66)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  85.65
 Net Assets (000's) ......................................................................     $    600
 Number of units outstanding, end of period (000's) ......................................            7
 Total Return ............................................................................       (16.79)%

EQ/Emerging Markets Equity
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  67.39
 Net Assets (000's) ......................................................................     $ 10,648
 Number of units outstanding, end of period (000's) ......................................          158
 Total Return ............................................................................         3.96%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  65.45
 Net Assets (000's) ......................................................................     $ 31,743
 Number of units outstanding, end of period (000's) ......................................          485
 Total Return ............................................................................         3.65%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  64.50
 Net Assets (000's) ......................................................................     $  1,935
 Number of units outstanding, end of period (000's) ......................................           30
 Total Return ............................................................................         3.50%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  88.74
 Net Assets (000's) ......................................................................     $  1,242
 Number of units outstanding, end of period (000's) ......................................           14
 Total Return ............................................................................         3.65%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Equity 500 Index
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $ 236.04
 Net Assets (000's) ......................................................................     $113,771
 Number of units outstanding, end of period (000's) ......................................          482
 Total Return ............................................................................       (13.19)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  84.37
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (13.68)%
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus, Survivorship Incentive
   Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  74.20
 Net Assets (000's) ......................................................................     $ 53,943
 Number of units outstanding, end of period (000's) ......................................          727
 Total Return ............................................................................       (13.56)%

EQ/Evergreen Omega
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  66.85
 Net Assets (000's) ......................................................................     $    669
 Number of units outstanding, end of period (000's) ......................................           10
 Total Return ............................................................................       (14.82)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  63.68
 Net Assets (000's) ......................................................................     $  1,273
 Number of units outstanding, end of period (000's) ......................................           20
 Total Return ............................................................................       (15.07)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  63.09
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................       (15.20)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/FI Mid Cap (all distibution channels)
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  78.55
 Net Assets (000's) ......................................................................     $  2,749
 Number of units outstanding, end of period (000's) ......................................           35
 Total Return ............................................................................        (9.67)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  77.69
 Net Assets (000's) ......................................................................     $ 21,520
 Number of units outstanding, end of period (000's) ......................................          277
 Total Return ............................................................................        (9.94)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  77.26
 Net Assets (000's) ......................................................................     $    773
 Number of units outstanding, end of period (000's) ......................................           10
 Total Return ............................................................................       (10.07)%

EQ/FI Small/Mid Cap Value
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 119.34
 Net Assets (000's) ......................................................................     $ 16,111
 Number of units outstanding, end of period (000's) ......................................          135
 Total Return ............................................................................         2.68%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after -- Class A and B 0.60%
 Unit Value, end of period ...............................................................     $ 118.79
 Net Assets (000's) ......................................................................     $ 98,596
 Number of units outstanding, end of period (000's) ......................................          830
 Total Return ............................................................................         2.38%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  92.21
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................         2.23%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 115.40
 Net Assets (000's) ......................................................................     $  3,000
 Number of units outstanding, end of period (000's) ......................................           26
 Total Return ............................................................................         2.38%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                         Six Months Ended
                                                                                          June 30, 2002
                                                                                        -----------------
EQ/High Yield
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ............................................................     $ 137.61
 Net Assets (000's) ...................................................................     $ 18,204
 Number of units outstanding, end of period (000's) ...................................          132
 Total Return .........................................................................        (6.78)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ............................................................     $  71.28
 Net Assets (000's) ...................................................................     $     --
 Number of units outstanding, end of period (000's) ...................................           --
 Total Return .........................................................................        (7.31)%
 Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ............................................................     $  72.13
 Net Assets (000's) ...................................................................     $  6,780
 Number of units outstanding, end of period (000's) ...................................           94
 Total Return .........................................................................        (7.17)%

EQ/International Equity Index
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus -- Class B 0.60%
 Unit Value, end of period ............................................................     $  75.11
 Net Assets (000's) ...................................................................     $    451
 Number of units outstanding, end of period (000's) ...................................            6
 Total Return .........................................................................        (2.87)%
 Survivorship 2000 -- Class A 0.90%
 Unit Value, end of period ............................................................     $  74.21
 Net Assets (000's) ...................................................................     $     --
 Number of units outstanding, end of period (000's) ...................................           --
 Total Return .........................................................................        (3.01)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ............................................................     $  74.09
 Net Assets (000's) ...................................................................     $     --
 Number of units outstanding, end of period (000's) ...................................           --
 Total Return .........................................................................        (2.87)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/J.P. Morgan Core Bond
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 125.50
 Net Assets (000's) ......................................................................     $  6,401
 Number of units outstanding, end of period (000's) ......................................           51
 Total Return ............................................................................         3.22%
 Survivorship 2000 -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 123.94
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................         3.07%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 123.28
 Net Assets (000's) ......................................................................     $  4,068
 Number of units outstanding, end of period (000's) ......................................           33
 Total Return ............................................................................         3.22%

EQ/Janus Large Cap Growth
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  49.98
 Net Assets (000's) ......................................................................     $  2,449
 Number of units outstanding, end of period (000's) ......................................           49
 Total Return ............................................................................       (23.06)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life, Paramount Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  49.44
 Net Assets (000's) ......................................................................     $ 12,063
 Number of units outstanding, end of period (000's) ......................................          244
 Total Return ............................................................................       (23.28)%
 Survivorship 2000 -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  49.16
 Net Assets (000's) ......................................................................     $    541
 Number of units outstanding, end of period (000's) ......................................           11
 Total Return ............................................................................       (23.40)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Lazard Small Cap Value
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 133.79
 Net Assets (000's) ......................................................................     $  1,564
 Number of units outstanding, end of period (000's) ......................................           12
 Total Return ............................................................................        (0.68)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 132.21
 Net Assets (000's) ......................................................................     $     --
 Number of units outstanding, end of period (000's) ......................................           --
 Total Return ............................................................................        (0.83)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 130.27
 Net Assets (000's) ......................................................................     $  1,062
 Number of units outstanding, end of period (000's) ......................................            8
 Total Return ............................................................................        (0.68)%

EQ/Marsico Focus
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 108.06
 Net Assets (000's) ......................................................................     $    540
 Number of units outstanding, end of period (000's) ......................................            5
 Total Return ............................................................................         1.70%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 107.58
 Net Assets (000's) ......................................................................     $  5,594
 Number of units outstanding, end of period (000's) ......................................           52
 Total Return ............................................................................         1.40%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 107.34
 Net Assets (000's) ......................................................................     $    322
 Number of units outstanding, end of period (000's) ......................................            3
 Total Return ............................................................................         1.25%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Mercury Basic Value Equity
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 168.85
 Net Assets (000's) ......................................................................     $ 19,755
 Number of units outstanding, end of period (000's) ......................................          117
 Total Return ............................................................................        (7.86)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Series 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 163.69
 Net Assets (000's) ......................................................................     $ 82,500
 Number of units outstanding, end of period (000's) ......................................          504
 Total Return ............................................................................        (8.13)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 161.16
 Net Assets (000's) ......................................................................     $  8,380
 Number of units outstanding, end of period (000's) ......................................           52
 Total Return ............................................................................        (8.27)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 107.05
 Net Assets (000's) ......................................................................     $  3,104
 Number of units outstanding, end of period (000's) ......................................           29
 Total Return ............................................................................        (8.13)%

EQ/MFS Emerging Growth Companies
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 116.39
 Net Assets (000's) ......................................................................     $ 18,972
 Number of units outstanding, end of period (000's) ......................................          163
 Total Return ............................................................................       (23.98)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Series 1999 and after -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 112.84
 Net Assets (000's) ......................................................................     $126,607
 Number of units outstanding, end of period (000's) ......................................        1,122
 Total Return ............................................................................       (24.20)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 111.09
 Net Assets (000's) ......................................................................     $  8,110
 Number of units outstanding, end of period (000's) ......................................           73
 Total Return ............................................................................       (24.31)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  64.83
 Net Assets (000's) ......................................................................     $  5,446
 Number of units outstanding, end of period (000's) ......................................           84
 Total Return ............................................................................       (24.20)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/MFS Investors Trust
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $  75.81
 Net Assets (000's) ......................................................................     $    682
 Number of units outstanding, end of period (000's) ......................................            9
 Total Return ............................................................................       (12.21)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  74.43
 Net Assets (000's) ......................................................................     $  4,094
 Number of units outstanding, end of period (000's) ......................................           55
 Total Return ............................................................................       (12.47)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  73.74
 Net Assets (000's) ......................................................................     $    369
 Number of units outstanding, end of period (000's) ......................................            5
 Total Return ............................................................................       (12.60)%

EQ/MFS Research
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 112.16
 Net Assets (000's) ......................................................................     $  9,758
 Number of units outstanding, end of period (000's) ......................................           87
 Total Return ............................................................................       (14.60)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 108.73
 Net Assets (000's) ......................................................................     $ 34,468
 Number of units outstanding, end of period (000's) ......................................          317
 Total Return ............................................................................       (14.86)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 107.05
 Net Assets (000's) ......................................................................     $  2,890
 Number of units outstanding, end of period (000's) ......................................           27
 Total Return ............................................................................       (14.98)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  73.19
 Net Assets (000's) ......................................................................     $  1,610
 Number of units outstanding, end of period (000's) ......................................           22
 Total Return ............................................................................       (14.86)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                            Six Months Ended
                                                                                             June 30, 2002
                                                                                           -----------------
EQ/Putnam Growth & Income Value
 IL Plus Original Series, IL COLI -- Class B 0.00%
 Unit Value, end of period ...............................................................     $ 116.80
 Net Assets (000's) ......................................................................     $  5,256
 Number of units outstanding, end of period (000's) ......................................           45
 Total Return ............................................................................        (9.25)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after -- Class B 0.60%
 Unit Value, end of period ...............................................................     $ 113.23
 Net Assets (000's) ......................................................................     $ 19,249
 Number of units outstanding, end of period (000's) ......................................          170
 Total Return ............................................................................        (9.52)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $ 111.48
 Net Assets (000's) ......................................................................     $  1,895
 Number of units outstanding, end of period (000's) ......................................           17
 Total Return ............................................................................        (9.65)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  79.46
 Net Assets (000's) ......................................................................     $  1,589
 Number of units outstanding, end of period (000's) ......................................           20
 Total Return ............................................................................        (9.52)%

EQ/Putnam International Equity (b)
 IL Plus Original Series, IL COLI -- Class A 0.00%
 Unit Value, end of period ...............................................................     $  92.53
 Net Assets (000's) ......................................................................     $ 12,029
 Number of units outstanding, end of period (000's) ......................................          130
 Total Return ............................................................................        (3.48)%
 Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
   2000 Sales 1999 and after, Survivorship Incentive Life -- Class A 0.60%
 Unit Value, end of period ...............................................................     $ 100.15
 Net Assets (000's) ......................................................................     $ 43,565
 Number of units outstanding, end of period (000's) ......................................          435
 Total Return ............................................................................        (3.58)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ...............................................................     $  98.97
 Net Assets (000's) ......................................................................     $  5,246
 Number of units outstanding, end of period (000's) ......................................           53
 Total Return ............................................................................        (2.82)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ...............................................................     $  98.08
 Net Assets (000's) ......................................................................     $    785
 Number of units outstanding, end of period (000's) ......................................            8
 Total Return ............................................................................        (2.68)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


8. Accumulation Unit Values (Concluded)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets
(0.00%, 0.60% and 0.90% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 Six Months Ended
                                                                                  June 30, 2002
                                                                                -----------------
EQ/Putnam Voyager
 Incentive Life 2000 Sales 1999 and after Incentive Life Plus -- Class B 0.60%
 Unit Value, end of period ....................................................     $  72.15
 Net Assets (000's) ...........................................................     $  1,082
 Number of units outstanding, end of period (000's) ...........................           15
 Total Return .................................................................       (16.86)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ....................................................     $  63.35
 Net Assets (000's) ...........................................................     $    317
 Number of units outstanding, end of period (000's) ...........................            5
 Total Return .................................................................       (16.86)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ....................................................     $  71.30
 Net Assets (000's) ...........................................................     $     --
 Number of units outstanding, end of period (000's) ...........................           --
 Total Return .................................................................       (16.98)%

EQ/Small Company Index
 Incentive Life 2000 Sales 1999 and after, Incentive Life Plus -- Class B 0.60%
 Unit Value, end of period ....................................................     $ 107.37
 Net Assets (000's) ...........................................................     $    644
 Number of units outstanding, end of period (000's) ...........................            6
 Total Return .................................................................        (5.19)%
 Survivorship 2000 -- Class B 0.90%
 Unit Value, end of period ....................................................     $ 106.10
 Net Assets (000's) ...........................................................     $     --
 Number of units outstanding, end of period (000's) ...........................           --
 Total Return .................................................................        (5.33)%
 Survivorship Incentive Life -- Class B 0.60%
 Unit Value, end of period ....................................................     $ 105.99
 Net Assets (000's) ...........................................................     $    106
 Number of units outstanding, end of period (000's) ...........................            1
 Total Return .................................................................        (5.19)%

(a) Units were made available on May 13, 2002.
(b) A substitution of the EQ/T. Rowe Price International Equity Portfolio occurred on April 26, 2002 (see Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2002


9. Investment Income ratio

Shown below is the Investment Income Ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.



                                                       Six Months Ended June 30,
                                                                 2002
                                                      --------------------------
 AXA Premier VIP Core Bond ..........................   --
 AXA Premier VIP Health Care ........................   --
 AXA Premier VIP International Equity ...............   --
 AXA Premier VIP Large Cap Core Equity ..............   --
 AXA Premier VIP Large Cap Growth ...................   --
 AXA Premier VIP Large Cap Value ....................   --
 AXA Premier VIP Small/Mid Cap Growth ...............   --
 AXA Premier VIP Small/Mid Cap Value ................   --
 AXA Premier VIP Technology .........................   --
 EQ/Aggressive Stock ................................   0.01%
 EQ/Alliance Common Stock ...........................   0.05%
 EQ/Alliance Global .................................   0.00%
 EQ/Alliance Growth and Income ......................   0.05%
 EQ/Alliance Growth Investors .......................   0.05%
 EQ/Alliance Intermediate Government Securities .....   0.00%
 EQ/Alliance International ..........................   0.00%
 EQ/Alliance Money Market ...........................   0.00%
 EQ/Alliance Premier Growth .........................   0.00%
 EQ/Alliance Quality Bond ...........................   0.16%
 EQ/Alliance Small Cap Growth .......................   0.00%
 EQ/Alliance Technology .............................   0.00%
 EQ/AXP New Dimensions ..............................   0.04%
 EQ/AXP Strategy Aggressive .........................   0.00%
 EQ/Balanced ........................................   0.04%
 EQ/Bernstein Diversified Value .....................   0.00%
 EQ/Calvert Socially Responsible ....................   0.00%
 EQ/Capital Guardian International ..................   0.55%
 EQ/Capital Guardian Research .......................   0.02%
 EQ/Capital Guardian US Equity ......................   0.03%
 EQ/Emerging Markets Equity .........................   0.00%
 EQ/Equity 500 Index ................................   0.05%
 EQ/Evergreen Omega .................................   0.00%
 EQ/FI Mid Cap ......................................   0.02%
 EQ/FI Small/Mid Cap Value ..........................   0.02%
 EQ/High Yield ......................................   0.32%
 EQ/International Equity Index ......................   0.00%
 EQ/J.P. Morgan Core Bond ...........................   0.14%
 EQ/Janus Large Cap Growth ..........................   0.00%
 EQ/Lazard Small Cap Value ..........................   0.50%
 EQ/Marsico Focus ...................................   0.13%
 EQ/Mercury Basic Value Equity ......................   0.45%
 EQ/MFS Emerging Growth Companies ...................   0.00%
 EQ/MFS Investors Trust .............................   0.04%
 EQ/MFS Research ....................................   0.00%
 EQ/Putnam Growth & Income Value ....................   0.06%

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Unaudited) (Concluded)

June 30, 2002


9. Investment Income ratio (Concluded)

                                             Six Months Ended June 30,
                                                       2002
                                            --------------------------
 EQ/Putnam International Equity .........   0.00%
 EQ/Putnam Investors Growth .............   0.00%
 EQ/Small Company Index .................   0.12%

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2001 and December 31, 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
February 6, 2002, except as to Note 15, for which the date is February 28, 2002

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000

                                                                DECEMBER 31  December 31,
                                                                   2001         2000
                                                                ------------ ------------
                                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value .............   $   23,265.9   $   20,659.4
    Held to maturity, at amortized cost .....................           --            204.6
  Mortgage loans on real estate .............................        4,333.3        4,712.6
  Equity real estate ........................................          875.7        1,017.8
  Policy loans ..............................................        4,100.7        4,034.6
  Other equity investments ..................................          756.6        2,427.2
  Other invested assets .....................................          738.2          765.8
                                                                ------------   ------------
      Total investments .....................................       34,070.4       33,822.0
Cash and cash equivalents ...................................          627.8        2,116.8
Cash and securities segregated, at estimated fair value .....        1,415.2        1,306.3
Broker-dealer related receivables ...........................        1,950.9        1,900.3
Deferred policy acquisition costs ...........................        5,513.7        5,128.8
Intangible assets, net ......................................        3,370.2        3,525.8
Amounts due from reinsurers .................................        2,233.7        2,097.9
Loans to affiliates .........................................          400.0           --
Other assets ................................................        3,754.1        3,787.4
Separate Accounts assets ....................................       46,947.3       51,705.9
                                                                ------------   ------------

TOTAL ASSETS ................................................   $  100,283.3   $  105,391.2
                                                                ============   ============

LIABILITIES
Policyholders' account balances .............................   $   20,939.1   $   20,445.8
Future policy benefits and other policyholders liabilities ..       13,539.4       13,432.1
Broker-dealer related payables ..............................        1,260.7        1,283.0
Customers related payables ..................................        1,814.5        1,636.9
Amounts due to reinsurers ...................................          798.5          730.3
Short-term and long-term debt ...............................        1,475.5        1,630.2
Federal income taxes payable ................................        1,885.0        2,003.3
Other liabilities ...........................................        1,702.0        1,650.7
Separate Accounts liabilities ...............................       46,875.5       51,632.1
Minority interest in equity of consolidated subsidiaries ....        1,776.0        1,820.4
Minority interest subject to redemption rights ..............          651.4          681.1
                                                                ------------   ------------
      Total liabilities .....................................       92,717.6       96,945.9
                                                                ------------   ------------

Commitments and contingencies (Notes 11, 13, 14, 15, 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding ....................................            2.5            2.5
Capital in excess of par value ..............................        4,694.6        4,723.8
Retained earnings ...........................................        2,653.2        3,706.2
Accumulated other comprehensive income ......................          215.4           12.8
                                                                ------------   ------------
      Total shareholder's equity ............................        7,565.7        8,445.3
                                                                ------------   ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ..................   $  100,283.3   $  105,391.2
                                                                ============   ============

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                    2001          2000          1999
                                                                 ----------    ----------    ----------
                                                                             (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income .....................................................   $  1,342.3    $  1,413.3    $  1,257.5
Premiums .....................................................      1,019.9       1,175.0       1,177.1
Net investment income ........................................      2,404.3       2,751.9       2,815.1
Gain on sale of equity investee ..............................         --         1,962.0          --
Investment losses, net .......................................       (207.3)       (791.8)       (108.2)
Commissions, fees and other income ...........................      3,108.5       2,730.8       2,178.2
                                                                 ----------    ----------    ----------
      Total revenues .........................................      7,667.7       9,241.2       7,319.7
                                                                 ----------    ----------    ----------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ......................................      1,886.9       2,060.3       2,048.6
Interest credited to policyholders' account balances .........        981.7       1,048.5       1,092.8
Compensation and benefits ....................................      1,221.1         809.0       1,020.1
Commissions ..................................................        742.1         779.3         528.7
Distribution plan payments ...................................        488.0         476.0         346.6
Amortization of deferred sales commissions ...................        230.8         219.7         163.9
Interest expense .............................................        102.6         116.3          93.0
Amortization of deferred policy acquisition costs ............        287.9         309.0         380.0
Capitalization of deferred policy acquisition costs ..........       (746.4)       (778.1)       (709.8)
Writedown of deferred policy acquisition costs ...............         --            --           131.7
Rent expense .................................................        156.2         120.1         113.9
Amortization of intangible assets, net .......................        178.2          65.0           4.9
Expenses related to AXA's minority interest acquisition ......         --           493.9          --
Other operating costs and expenses ...........................        845.7         936.7         795.4
                                                                 ----------    ----------    ----------
      Total benefits and other deductions ....................      6,374.8       6,655.7       6,009.8
                                                                 ----------    ----------    ----------

Earnings from continuing operations before Federal
  income taxes and minority interest .........................      1,292.9       2,585.5       1,309.9
Federal income tax expense ...................................       (316.2)       (958.3)       (332.0)
Minority interest in net income of consolidated subsidiaries .       (370.1)       (330.3)       (199.4)
                                                                 ----------    ----------    ----------

Earnings from continuing operations ..........................        606.6       1,296.9         778.5
Earnings from discontinued operations, net of Federal
    income taxes .............................................         43.9          58.6          28.1
Cumulative effect of accounting change, net of Federal
    income taxes .............................................         (3.5)         --            --
                                                                 ----------    ----------    ----------
Net Earnings .................................................   $    647.0    $  1,355.5    $    806.6
                                                                 ==========    ==========    ==========


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                  2001          2000          1999
                                                               ----------    ----------    ----------
                                                                            (IN MILLIONS)
Common stock, at par value, beginning and end of year ......   $      2.5    $      2.5    $      2.5
                                                               ----------    ----------    ----------

Capital in excess of par value, beginning of year ..........      4,723.8       3,557.2       3,110.2
(Decrease) increase in additional paid in capital in
  excess of par value ......................................        (29.2)      1,166.6         447.0
                                                               ----------    ----------    ----------
Capital in excess of par value, end of year ................      4,694.6       4,723.8       3,557.2
                                                               ----------    ----------    ----------

Retained earnings, beginning of year .......................      3,706.2       2,600.7       1,944.1
Net earnings ...............................................        647.0       1,355.5         806.6
Shareholder dividends paid .................................     (1,700.0)       (250.0)       (150.0)
                                                               ----------    ----------    ----------
Retained earnings, end of year .............................      2,653.2       3,706.2       2,600.7
                                                               ----------    ----------    ----------

Accumulated other comprehensive income (loss),
  beginning of year ........................................         12.8        (392.9)        355.8
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
Accumulated other comprehensive income (loss), end of year .        215.4          12.8        (392.9)
                                                               ----------    ----------    ----------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ....................   $  7,565.7    $  8,445.3    $  5,767.5
                                                               ==========    ==========    ==========

COMPREHENSIVE INCOME
Net earnings ...............................................   $    647.0    $  1,355.5    $    806.6
                                                               ----------    ----------    ----------
Change in unrealized gains (losses), net of reclassification
   adjustments .............................................        202.6         405.7        (776.9)
Minimum pension liability adjustment .......................         --            --            28.2
                                                               ----------    ----------    ----------
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
COMPREHENSIVE INCOME .......................................   $    849.6    $  1,761.2    $     57.9
                                                               ==========    ==========    ==========












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999



                                                                               2001          2000          1999
                                                                           -----------    ----------    -----------
                                                                                        (IN MILLIONS)

Net earnings .........................................................     $     647.0    $  1,355.5    $     806.6
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............           981.7       1,048.5        1,092.8
  Universal life and investment-type product
    policy fee income ................................................        (1,342.3)     (1,413.3)      (1,257.5)
  Net change in broker-dealer and customer related
    receivables/payables .............................................           181.0        (422.9)        (119.9)
  Gain on sale of equity investee ....................................            --        (1,962.0)          --
  Investment losses, net .............................................           207.3         791.8          108.2
  Expenses related to AXA's minority interest acquisition ............            --           493.9           --
  Change in deferred policy acquisition costs ........................          (456.5)       (462.4)        (195.2)
  Change in future policy benefits ...................................           (15.1)       (825.6)          23.8
  Change in property and equipment ...................................          (228.5)       (321.0)        (256.3)
  Change in Federal income tax payable ...............................          (231.5)      2,100.2          134.8
  Purchase of segregated cash and securities, net ....................          (108.8)       (610.4)          --
  Other, net .........................................................           485.4         289.3           18.7
                                                                           -----------    ----------    -----------

Net cash provided by operating activities ............................           119.7          61.6          356.0
                                                                           -----------    ----------    -----------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,454.6       2,525.3        2,512.3
  Sales ..............................................................         9,285.2       8,069.2        7,729.5
  Purchases ..........................................................       (11,833.9)     (9,660.0)     (11,439.5)
  Decrease (increase) in short-term investments ......................           159.6         141.5         (182.0)
  Sale of equity investee ............................................            --         1,580.6           --
  Subsidiary acquisition .............................................            --        (1,480.0)          --
  Loans to affiliates ................................................          (400.0)         --             --
  Other, net .........................................................           (79.4)       (162.1)         (94.0)
                                                                           -----------    ----------    -----------

Net cash (used) provided by investing activities .....................          (413.9)      1,014.5       (1,473.7)
                                                                           -----------    ----------    -----------

Cash flows from financing activities: Policyholders' account balances:
    Deposits .........................................................         3,198.8       2,695.6        2,403.3
    Withdrawals and transfers to Separate Accounts ...................        (2,458.1)     (3,941.8)      (1,818.7)
  Net (decrease) increase in short-term financings ...................          (552.8)        225.2          378.2
  Additions to long-term debt ........................................           398.1            .3             .2
  Shareholder dividends paid .........................................        (1,700.0)       (250.0)        (150.0)
  Proceeds from newly issued Alliance units ..........................            --         1,600.0           --
  Other, net .........................................................           (80.8)         15.6         (183.6)
                                                                           -----------    ----------    -----------

Net cash (used) provided by financing activities .....................        (1,194.8)        344.9          629.4
                                                                           -----------    ----------    -----------

Change in cash and cash equivalents ..................................        (1,489.0)      1,421.0         (488.3)
Cash and cash equivalents, beginning of year .........................         2,116.8         695.8        1,184.1
                                                                           -----------    ----------    -----------

Cash and Cash Equivalents, End of Year ...............................     $     627.8    $  2,116.8    $     695.8
                                                                           ===========    ==========    ===========

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                    CONTINUED

                                         2001       2000       1999
                                       --------   --------   --------
                                                (IN MILLIONS)
Supplemental cash flow information
  Interest Paid ..................     $   82.1   $   97.0   $   92.2
                                       ========   ========   ========
  Income Taxes Paid ..............     $  524.2   $  358.2   $  116.5
                                       ========   ========   ========



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and
        40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.2% at December 31, 2001, and together with the Holding Company's economic interest in Alliance exceeds 50%. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for Alliance Units.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

        Effective January 1, 2002, AXA Client Solutions, LLC ("AXA Client Solutions"), a wholly owned subsidiary of the Holding Company, transferred to the Holding Company all of the outstanding equity in Equitable Life and AXA Distribution. Accordingly, those two companies are now direct, wholly owned subsidiaries of the Holding Company.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments (which include only normal recurring adjustments) necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

        All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2001," "2000" and "1999" refer to the years ended December 31, 2001, 2000 and 1999, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Closed Block

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2001 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2001 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements

        On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provisions of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operation or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        The Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation. Prior period reclassifications have been made to include Closed Block assets, liabilities, revenues and expenses on a line-by-line basis as required by SOP 00-3.

        SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 is effective for transfers after March 31, 2001 and is principally applied prospectively. During 2001, no significant transactions were impacted by SFAS No. 140.

        In June 2001, the FASB issued SFAS No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 141 requires all business combinations initiated after June 30, 2001 to be accounted for using only the purchase method. Under SFAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be tested for impairment. Other intangible assets will continue to be amortized over their useful lives and periodically tested for recoverability. Adoption of SFAS No. 142 is required as of January 1, 2002, at which time the amortization of goodwill ceases. Amortization of goodwill and other intangible assets for 2001 was approximately $73.5 million, net of minority interest of $104.7 million, of which $65.9 million, net of minority interest of $91.0 million, related to goodwill. Impairment losses for goodwill and indefinite-lived intangible assets that result from initial application of SFAS No. 142 will be reported as the cumulative effect of a change in accounting principle. Management's preliminary analysis suggests that no impairment of goodwill should result upon adoption of SFAS No. 142. Management will be formally assessing the impairment aspect of implementation of SFAS No. 142 during 2002. SFAS No. 144, effective beginning in first quarter 2002, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of", except for the removal of goodwill from its scope and inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 144 will have no effect on the net earnings of the Company upon its adoption on January 1, 2002.

        Investments

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. Those fixed maturities which the Company has both the ability and the intent to hold to maturity are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses), net ("investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2001, the expected investment yield, excluding policy loans, was 8.0% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. Equitable Life also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder upon annuitization after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity that may be in excess of what the contract account value can purchase at current annuity purchase rates. Equitable Life bears the risk that a protracted significant downturn in the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Equitable Life partially reinsures its exposure to the GMDB liability and reinsures approximately 80.0% of its liability exposure resulting from the GMIB feature. GAAP prohibits the recording of reserves for the potential benefit payments resulting from these features.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.37% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $104.2 million and $120.3 million at December 31, 2001 and 2000, respectively. At December

        31, 2001 and 2000, respectively, $1,101.8 million and $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see
        Note 11). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                        2001       2000       1999
                                                      -------    --------   --------
                                                              (IN MILLIONS)
        Incurred benefits related to current year     $  44.0    $   56.1   $  150.7
        Incurred benefits related to prior years.       (10.6)       15.0       64.7
                                                      -------    --------   --------
        Total Incurred Benefits .................     $  33.4    $   71.1   $  215.4
                                                      =======    ========   ========

        Benefits paid related to current year ...     $  10.7    $   14.8   $   28.9
        Benefits paid related to prior years ....        38.8       106.0      189.8
                                                      -------    --------   --------
        Total Benefits Paid .....................     $  49.5    $  120.8   $  218.7
                                                      =======    ========   ========

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2001, participating policies, including those in the Closed Block, represent approximately 19.0% ($38.5 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2001, 2000 and 1999, investment results of such Separate Accounts were (losses) gains of $(2,214.4) million, $8,051.7 million and $6,045.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses

        Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which Sanford C. Bernstein & Co., LLC ("SCB"), a wholly owned subsidiary of Alliance, acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges received from shareholders of those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2001 and 2000, respectively, deferred sales commissions totaled $648.2 million and $715.7 million and are included within Other assets.

        Other Accounting Policies

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.42 billion have been segregated in a special reserve bank custody account at December 31, 2001 for the exclusive benefit of securities broker dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121. If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period ending October 2002 by allowing the 40.8 million Alliance Units to be sold to the Holding Company at the prevailing market price over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS       GROSS
                                                     AMORTIZED   UNREALIZED  UNREALIZED   ESTIMATED
                                                       COST        GAINS      LOSSES     FAIR VALUE
                                                    -----------   --------   --------    -----------
                                                                      (IN MILLIONS)
        DECEMBER 31, 2001
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  18,582.9   $  663.5   $  291.7   $  18,954.7
            Mortgage-backed ...................         2,428.7       39.1        5.5       2,462.3
            U.S. Treasury, government and
              agency securities ...............         1,113.5       62.3        1.5       1,174.3
            States and political subdivisions .           138.9        6.8        1.3         144.4
            Foreign governments ...............           143.1       15.6        1.0         157.7
            Redeemable preferred stock ........           379.6       16.5       23.6         372.5
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  22,786.7   $  803.8   $  324.6   $  23,265.9
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      54.9   $    5.8   $    1.6   $      59.1
          Trading securities ..................             4.9         .9        3.4           2.4
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $      59.8   $    6.7   $    5.0   $      61.5
                                                    ===========   ========   ========   ===========


        December 31, 2000
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  16,447.6   $  328.1   $  363.8   $  16,411.9
            Mortgage-backed ...................         2,304.5       20.2        7.8       2,316.9
            U.S. Treasury, government and
              agency securities ...............         1,226.4       51.3         .4       1,277.3
            States and political subdivisions .           125.4        4.8        1.1         129.1
            Foreign governments ...............           191.4       17.8        5.3         203.9
            Redeemable preferred stock ........           315.7       13.5        8.9         320.3
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  20,611.0   $  435.7   $  387.3   $  20,659.4
                                                    ===========   ========   ========   ===========

          Held to Maturity:  Corporate ........     $     204.6   $    6.0   $     .1   $     210.5
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      31.4   $    2.2   $    4.6   $      29.0
          Trading securities ..................         1,607.1        2.5       46.3       1,563.3
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $   1,638.5   $    4.7   $   50.9   $   1,592.3
                                                    ===========   ========   ========   ===========


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2001 and 2000, securities without a readily ascertainable market value having an amortized cost of $5,368.3 million and $5,079.7 million, respectively, had estimated fair values of $5,453.8 million and $5,093.3 million, respectively.

        The contractual maturity of bonds at December 31, 2001 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                 -------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)
        Due in one year or less................................................  $      369.0       $      371.3
        Due in years two through five..........................................       4,844.7            4,993.8
        Due in years six through ten...........................................       8,263.3            8,422.1
        Due after ten years....................................................       6,501.4            6,643.9
        Mortgage-backed securities.............................................       2,428.7            2,462.3
                                                                                 ------------       ------------
        Total..................................................................  $   22,407.1       $   22,893.4
                                                                                 ============       ============


        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2001, approximately 7.9% of the $22,407.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2001 and 2000 were $695.2 million and $834.7 million, respectively.

        At December 31, 2001, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $170.1 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $31.5 million and $116.9 million at December 31, 2001 and 2000, respectively. Gross interest income on these loans included in net investment income aggregated $3.2 million, $9.7 million and $10.3 million in 2001, 2000 and 1999, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.2 million, $11.0 million and $11.7 million in 2001, 2000 and 1999, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:


                                                                                         DECEMBER 31,
                                                                             --------------       --------------
                                                                                   2001                 2000
                                                                             --------------       --------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......  $        114.2       $        170.9
        Impaired mortgage loans without investment valuation allowances....            30.6                  5.8
                                                                             --------------       --------------
        Recorded investment in impaired mortgage loans.....................           144.8                176.7
        Investment valuation allowances....................................           (19.2)               (45.7)
                                                                             --------------       --------------
        Net Impaired Mortgage Loans........................................  $        125.6       $        131.0
                                                                             ==============       ==============

        During 2001, 2000 and 1999, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $169.8 million and $178.8 million. Interest income recognized on these impaired mortgage loans totaled $7.2 million, $12.4 million and $15.3 million ($.4 million, $.5 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2001 and 2000, the carrying value of equity real estate held for sale amounted to $216.6 million and $587.0 million, respectively. For 2001, 2000 and 1999, respectively, real estate of $64.8 million, $21.6 million and $20.5 million was acquired in satisfaction of debt. At December 31, 2001 and 2000, the Company owned $376.5 million and $364.2 million, respectively, of real estate acquired in satisfaction of debt of which $11.1 million and $21.3 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $160.3 million and $209.9 million at December 31, 2001 and 2000, respectively. Depreciation expense on real estate totaled $16.1 million, $21.7 million and $22.5 million for 2001, 2000 and 1999, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:


                                                                          2001               2000                1999
                                                                     -------------       ------------       ------------
                                                                                         (IN MILLIONS)
                Balances, beginning of year........................  $       126.2       $      177.9       $      257.2
                Additions charged to income........................           40.0               68.2               83.1
                Deductions for writedowns and
                  asset dispositions...............................          (78.6)            (119.9)            (162.4)
                                                                     -------------       ------------       ------------
                Balances, End of Year..............................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

                Balances, end of year comprise:
                  Mortgage loans on real estate....................  $        19.3       $       50.5       $       32.1
                  Equity real estate...............................           68.3               75.7              145.8
                                                                     -------------       ------------       ------------
                Total..............................................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

4)      JOINT VENTURES AND PARTNERSHIPS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures and in limited partnership interests accounted for under the equity method with a total carrying value of $883.9 million and $1,037.2 million, respectively, at December 31, 2001 and 2000. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(37.4) million, $242.2 million and $89.1 million, respectively, for 2001, 2000 and 1999.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (10 and 14 individual ventures at December 31, 2001 and 2000, respectively) and the Company's carrying value and equity in net (losses) earnings for those real estate joint ventures and limited partnership interests:


                                                                              DECEMBER 31,
                                                                          --------   --------
                                                                            2001       2000
                                                                          --------   --------
                                                                             (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost .............     $  570.5   $  657.7
        Investments in securities, generally at estimated fair value         255.7      226.6
        Cash and cash equivalents ...................................         23.7       34.5
        Other assets ................................................         39.4       63.5
                                                                          --------   --------
        Total Assets ................................................     $  889.3   $  982.3
                                                                          ========   ========

        Borrowed funds - third party ................................     $  269.6   $   53.8
        Borrowed funds - the Company ................................         --         12.9
        Other liabilities ...........................................         20.3       22.5
                                                                          --------   --------
        Total liabilities ...........................................        289.9       89.2
                                                                          --------   --------

        Partners' capital ...........................................        599.4      893.1
                                                                          --------   --------
        Total Liabilities and Partners' Capital .....................     $  889.3   $  982.3
                                                                          ========   ========

        The Company's carrying value in these entities included above     $  188.2   $  214.6
                                                                          ========   ========



                                                              2001       2000        1999
                                                            -------    --------    --------
                                                                     (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ........     $  95.6    $  147.6    $  180.5
        Revenues of other limited partnership interests        29.8        16.5        85.0
        Interest expense - third party ................       (11.5)      (17.0)      (26.6)
        Interest expense - the Company ................         (.7)       (2.0)       (2.5)
        Other expenses ................................       (58.2)      (88.0)     (133.0)
                                                            -------    --------    --------
        Net Earnings ..................................     $  55.0    $   57.1    $  103.4
                                                            =======    ========    ========

        The Company's equity in net earnings of these
          entities included above .....................     $  13.2    $   17.8    $    9.5
                                                            =======    ========    ========

5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                             2001          2000          1999
                                          ----------    ----------    ----------
                                                      (IN MILLIONS)
        Fixed maturities ............     $  1,662.4    $  1,761.8    $  1,811.8
        Mortgage loans on real estate          361.6         387.1         398.7
        Equity real estate ..........          166.2         207.2         271.5
        Other equity investments ....          (50.4)        138.2         168.4
        Policy loans ................          268.2         258.3         246.8
        Other investment income .....          213.4         208.2         166.4
                                          ----------    ----------    ----------

          Gross investment income ...        2,621.4       2,960.8       3,063.6
          Investment expenses .......         (217.1)       (208.9)       (248.5)
                                          ----------    ----------    ----------

        Net Investment Income .......     $  2,404.3    $  2,751.9    $  2,815.1
                                          ==========    ==========    ==========

        Investment (losses) gains including changes in the valuation allowances follow:

                                                     2001        2000        1999
                                                   --------    --------    --------
                                                             (IN MILLIONS)

        Fixed maturities .....................     $ (225.2)   $ (795.0)   $ (294.9)
        Mortgage loans on real estate ........        (11.4)      (18.0)       (1.9)
        Equity real estate ...................         34.5         1.6       (15.8)
        Other equity investments .............        (13.0)      (23.4)       92.9
        Issuance and sales of Alliance Units .         (2.3)        3.9         5.5
        Issuance and sales of DLJ common stock         --          38.8       106.0
        Other ................................         10.1          .3        --
                                                   --------    --------    --------
         Investment Losses, Net ..............     $ (207.3)   $ (791.8)   $ (108.2)
                                                   ========    ========    ========



        Writedowns of fixed maturities amounted to $287.5 million, $635.5 million and $226.5 million for 2001, 2000 and 1999, respectively, including $499.2 million in fourth quarter 2000.

        For 2001, 2000 and 1999, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,372.3 million, $7,685.5 million and $7,782.7 million. Gross gains of $156.2 million, $79.7 million and $76.2 million and gross losses of $115.9 million, $220.9 million and $220.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2001, 2000 and 1999 amounted to $429.5 million, $954.5 million and $(1,668.8)
        million, respectively.

        In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $25.0 million and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $2.4 million and $1,563.3 million and costs of $4.9 million and $1,607.1 million at December 31, 2001 and 2000, respectively.

        For 2001, 2000 and 1999, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $96.7 million, $110.6 million and $131.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:


                                                                  2001        2000        1999
                                                                --------    --------    ----------
                                                                         (IN MILLIONS)

        Balance, beginning of year ........................     $   12.9    $ (392.8)   $    384.1
        Changes in unrealized investment (losses) gains ...        436.0       979.7      (1,821.3)
        Changes in unrealized investment losses (gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (48.6)      (18.3)         25.0
            DAC ...........................................        (71.6)     (262.1)        493.1
            Deferred Federal income taxes .................       (113.2)     (293.6)        526.3
                                                                --------    --------    ----------
        Balance, End of Year ..............................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities ..............................     $  496.0    $   65.9    $   (904.6)
            Other equity investments ......................          4.3        (2.3)        (22.2)
            Other .........................................         (1.9)       (1.2)          9.4
                                                                --------    --------    ----------
              Total .......................................        498.4        62.4        (917.4)
          Amounts of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (63.9)      (15.3)          3.0
              DAC .........................................        (99.9)      (28.3)        233.8
              Deferred Federal income taxes ...............       (119.1)       (5.9)        287.8
                                                                --------    --------    ----------
        Total .............................................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========


        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)

        Unrealized gains (losses) on investments .......................    $   215.5    $    12.9    $   (392.8)
        Minimum pension liability ......................................          (.1)         (.1)          (.1)
                                                                            ---------    ---------    ----------
        Total Accumulated Other

          Comprehensive Income (Loss) ..................................    $   215.4    $    12.8    $   (392.9)
                                                                            =========    =========    ==========




        The components of other comprehensive income (loss) for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)
        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period ..................................................   $   525.2    $   191.0    $ (1,625.6)
          (Gains) losses reclassified into net earnings
            during the period ...........................................       (89.2)       788.7        (195.7)
                                                                            ---------    ---------    ----------
        Net unrealized gains (losses) on investments ....................       436.0        979.7      (1,821.3)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes .......................      (233.4)      (574.0)      1,044.4
                                                                            ---------    ---------    ----------

        Change in unrealized gains (losses), net of
            adjustments .................................................       202.6        405.7        (776.9)
        Change in minimum pension liability .............................        --           --            28.2
                                                                            ---------    ---------    ----------

        Total Other Comprehensive Income (Loss) .........................   $   202.6    $   405.7    $   (748.7)
                                                                            =========    =========    ==========

7)      CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                         DECEMBER 31,  December 31,
                                                                             2001         2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances
           and other ................................................     $  9,049.9   $  9,026.4
        Other liabilities ...........................................           53.6         35.6
                                                                          ----------   ----------
        Total Closed Block liabilities ..............................        9,103.5      9,062.0
                                                                          ----------   ----------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
        (amortized
          cost of $4,600.4 and $4,373.5) ............................        4,705.7      4,408.0
        Mortgage loans on real estate ...............................        1,514.4      1,581.8
        Policy loans ................................................        1,504.4      1,557.7
        Cash and other invested assets ..............................          141.0        174.7
        Other assets ................................................          214.7        238.9
                                                                          ----------   ----------
         Total assets designated to the Closed Block ................        8,080.2      7,961.1
                                                                          ----------   ----------


        Excess of Closed Block liabilities over assets designated to
           the Closed Block .........................................        1,023.3      1,100.9
        Amounts included in accumulated other comprehensive income:
             Net unrealized investment gains, net of deferred Federal
               income tax of $20.4 and $12.2 ........................           37.8         22.7
                                                                          ----------   ----------


        Maximum Future Earnings To Be Recognized From Closed Block

           Assets and Liabilities ...................................     $  1,061.1   $  1,123.6
                                                                           ==========   ==========

        Closed Block revenues and expenses were as follows:

                                                        2001          2000          1999
                                                     ----------    ----------    ----------
                                                                 (IN MILLIONS)

        REVENUES:
        Premiums and other income ..............     $    571.5    $    594.7    $    619.1
        Investment income (net of investment
        expenses of $3.0, $8.1, and $15.8) .....          583.5         578.7         574.2
        Investment losses, net .................          (42.3)        (35.8)        (11.3)
                                                     ----------    ----------    ----------
        Total revenues .........................        1,112.7       1,137.6       1,182.0
                                                     ----------    ----------    ----------

        BENEFITS AND
        OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ..        1,009.3       1,025.2       1,024.7
        Other operating costs and expenses .....            4.7           5.2           5.5
                                                     ----------    ----------    ----------
        Total benefits and other deductions ....        1,014.0       1,030.4       1,030.2
                                                     ----------    ----------    ----------

        Net revenues before Federal income taxes           98.7         107.2         151.8
        Federal income taxes ...................          (36.2)        (38.2)        (60.3)
                                                     ----------    ----------    ----------
        Net Revenues ...........................     $     62.5    $     69.0    $     91.5
                                                     ==========    ==========    ==========

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                DECEMBER 31,
                                                                            ------------------
                                                                              2001       2000
                                                                            -------    -------
                                                                               (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances ..     $  26.7    $  26.7
        Impaired mortgage loans without investment valuation allowances         6.5        4.0
                                                                            -------    -------
        Recorded investment in impaired mortgages .....................        33.2       30.7
        Investment valuation allowances ...............................        (5.8)      (8.7)
                                                                            -------    -------
        Net Impaired Mortgage Loans ...................................     $  27.4    $  22.0
                                                                            =======    =======

        During 2001, 2000 and 1999, the Closed Block's average recorded investment in impaired mortgage loans was $30.8 million, $31.0 million and $37.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.2 million, $2.0 million and $3.3 million ($.1 million, $.1 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        Valuation allowances amounted to $5.7 million and $9.1 million on mortgage loans on real estate and $9.8 million and $17.2 million on equity real estate at December 31, 2001 and 2000, respectively. Writedowns of fixed maturities amounted to $30.8 million and $27.7 million for 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:


                                                                                 DECEMBER 31,
                                                                          -----------------------
                                                                             2001        2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        BALANCE SHEETS
        Mortgage loans on real estate ...............................     $    160.3   $    330.9
        Equity real estate ..........................................          252.0        350.9
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $542.9 and $321.5) .....................          559.6        336.5
        Other equity investments ....................................           22.3         43.1
        Other invested assets .......................................             .4          1.9
                                                                          ----------   ----------
          Total investments .........................................          994.6      1,063.3
        Cash and cash equivalents ...................................           41.1         84.3
        Other assets ................................................          152.6        148.8
                                                                          ----------   ----------
        Total Assets ................................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

        Policyholders liabilities ...................................     $    932.9   $    966.8
        Allowance for future losses .................................          139.9        159.8
        Other liabilities ...........................................          115.5        169.8
                                                                          ----------   ----------
        Total Liabilities ...........................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

                                                               2001       2000        1999
                                                            --------    --------    --------
                                                                      (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $25.3, $37.0 and $49.3) .........     $   91.6    $  102.2    $   98.7
        Investment gains (losses), net ................         33.6        (6.6)      (13.4)
        Policy fees, premiums and other income ........           .2          .7          .2
                                                            --------    --------    --------
        Total revenues ................................        125.4        96.3        85.5

        Benefits and other deductions .................        100.7       106.9       104.8
        Earnings credited (losses charged) to allowance
          for future losses ...........................         24.7       (10.6)      (19.3)
                                                            --------    --------    --------
        Pre-tax loss from operations ..................         --          --          --
        Pre-tax earnings from releasing the allowance
          for future losses ...........................         46.1        90.2        43.3
        Federal income tax expense ....................         (2.3)      (31.6)      (15.2)
                                                            --------    --------    --------
        Earnings from
          Discontinued Operations .....................     $   43.8    $   58.6    $   28.1
                                                            ========    ========    ========

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $4.8 million and $2.9 million on mortgage loans on real estate and $5.0 million and $11.4 million on equity real estate were held at December 31, 2001 and 2000, respectively. During 2001, 2000 and 1999, discontinued operations' average recorded investment in impaired mortgage loans was $32.2 million, $11.3 million and $13.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $.9 million and $1.7 million ($1.0 million, $.5 million and $.0 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        At December 31, 2001 and 2000, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $7.4 million and $4.5 million, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:


                                                                   DECEMBER 31,
                                                             -----------------------
                                                                2001         2000
                                                             ----------   ----------
                                                                   (IN MILLIONS)
        Short-term debt ................................     $    229.6   $    782.2
                                                             ----------   ----------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005 ...............          399.7        399.6
          Surplus notes, 7.70%, due 2015 ...............          199.7        199.7
          Other ........................................             .2           .4
                                                             ----------   ----------

              Total Equitable Life .....................          599.6        599.7
                                                             ----------   ----------

        Alliance:
          Senior Notes, 5.625%, due 2006 ...............          398.0       --
                                                             ----------   ----------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017          248.3        248.3
                                                             ----------   ----------
        Total long-term debt ...........................        1,245.9        848.0
                                                             ----------   ----------

        Total Short-term and Long-term Debt ............     $  1,475.5   $  1,630.2
                                                             ==========   ==========

        Short-term Debt

        Equitable Life has a $350.0 million 5-year bank credit facility and a $250.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 2.09% to 4.75%. There were no amounts outstanding under these credit facilities at December 31, 2001.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $600.0 million bank credit facilities. At December 31, 2001, there were no amounts outstanding under this program.

        Equitable Life has an $18.4 million line of credit available relating to reinsurance of which no amounts were outstanding at December 31, 2001.

        During 1998, Alliance increased its commercial paper program to $425.0 million and entered into a $425.0 million five-year revolving credit facility with a group of commercial banks to provide back-up liquidity for the commercial paper program. Under the credit facility, the interest rate, at the option of the borrower, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. Borrowings under the credit facility and the commercial paper program may not exceed $425.0 million in the aggregate. In July 1999, Alliance entered into a $200.0 million three-year revolving credit facility with a group of commercial banks. During October 2000, Alliance entered into a $250.0 million two-year revolving credit facility. The terms of the $200.0 million and $250.0 million credit facilities are generally similar to the $425.0 million credit facility. The revolving credit facilities will be used to fund commission payments to financial intermediaries for the sale of Back-End Load Shares under Alliance's mutual fund distribution system, capital expenditures and for general working capital purposes. The revolving credit facilities contain covenants which, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2001. At December 31, 2001, Alliance had commercial paper outstanding totaling $198.2 million at an effective interest rate of 1.9%; there were no borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2001, $24.9 million at an effective interest rate of 1.9% was outstanding under the ECN program.

        Long-term Debt

        Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2001, the Company is in compliance with all debt covenants.

        At December 31, 2001 and 2000, respectively, the Company has pledged real estate of $314.5 million and $298.8 million as collateral for certain long-term debt.

        At December 31, 2001, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.5 million for 2002, $400.0 million for 2005, $400.0 million for 2006 and $200.0 million thereafter.

        In August 2001, Alliance issued $400.0 million 5.625% notes due 2006 in a public offering and are redeemable at any time. The registration statement filed with the SEC allows for the issuance of up to $600.0 million in senior debt securities. The proceeds were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                    2001        2000       1999
                                                  --------    --------   --------
                                                           (IN MILLIONS)
        Federal income tax expense (benefit):
          Current ...........................     $  (38.2)   $  820.6   $  174.0
          Deferred ..........................        354.4       137.7      158.0
                                                  --------    --------   --------
        Total ...............................     $  316.2    $  958.3   $  332.0
                                                  ========    ========   ========

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                       2001        2000        1999
                                                     --------    --------    --------
                                                             (IN MILLIONS)
        Expected Federal income tax expense ....     $  452.5    $  904.9    $  458.4
        Minority interest ......................       (126.9)     (117.9)      (47.8)
        Non deductible stock option compensation
          expense ..............................         --          34.4        --
        Subsidiary gains .......................         --         161.4       (37.1)
        Adjustment of tax audit reserves .......        (28.2)       17.9        27.8
        Equity in unconsolidated subsidiaries ..         --         (48.7)      (64.0)
        Other ..................................         18.8         6.3        (5.3)
                                                     --------    --------    --------
        Federal Income Tax Expense .............     $  316.2    $  958.3    $  332.0
                                                     ========    ========    ========

        The components of the net deferred Federal income taxes are as follows:


                                                       DECEMBER 31, 2001                  December 31, 2000
                                                 --------------   ------------      ------------      -----------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                 --------------   ------------      ------------      -----------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $      --        $       92.0      $       --        $      79.7
        Other..................................         --                  .1               4.9             --
        DAC, reserves and reinsurance..........         --             1,020.1              --              733.0
        Investments............................         --               333.3              --              229.2
                                                 --------------   ------------      ------------      -----------
        Total..................................  $      --        $    1,445.5      $        4.9      $   1,041.9
                                                 ==============   ============      ============      ===========

       At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                   2001               2000                1999
                                                              -------------       ------------       ------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       291.7       $      403.3       $       83.2
        Investments........................................           42.1             (140.7)               3.2
        Compensation and related benefits..................           15.7              (96.4)              21.0
        Other..............................................            4.9              (28.5)              50.6
                                                             -------------       ------------       ------------
        Deferred Federal Income Tax
          Expense..........................................  $       354.4       $      137.7       $      158.0
                                                             =============       ============       ============

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2001               2000                1999
                                                            -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       990.0       $    1,103.8       $    1,039.5
        Reinsurance assumed................................          203.0              194.2              206.7
        Reinsurance ceded..................................         (173.1)            (123.0)             (69.1)
                                                             -------------       ------------       ------------
        Premiums...........................................  $     1,019.9       $    1,175.0       $    1,177.1
                                                             =============       ============       ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        86.9       $       92.1       $       69.7
                                                             =============       ============       ============
        Policyholders' Benefits Ceded......................  $       370.3       $      239.2       $      155.6
                                                             =============       ============       ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.4       $       46.5       $       38.5
                                                             =============       ============       ============


        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2001 and 2000, respectively, reinsurance recoverables related to insurance contracts amounting to $2,233.7 million and $2,098.0 million, of which $1,060.4 million and $1,009.1 million relates to one specific reinsurer, are included in Other assets and reinsurance payables related to insurance contracts amounting to $798.5 million and $730.3 million are included in Other liabilities in the consolidated balance sheets.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $444.2 million and $487.7 million at December 31, 2001 and 2000, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2001 and 2000 were $540.2 million and $515.0 million, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit follow:

                                                                  2001               2000                1999
                                                             -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        32.1       $       29.5       $       36.7
        Interest cost on projected benefit obligations.....          128.8              124.2              131.6
        Expected return on assets..........................         (218.7)            (223.2)            (189.8)
        Net amortization and deferrals.....................             .1                (.6)               7.5
                                                             -------------       ------------       ------------
        Net Periodic Pension Credit........................  $       (57.7)      $      (70.1)      $      (14.0)
                                                             ============        ============       ============

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)


        Benefit obligations, beginning of year.................................  $    1,712.6       $    1,659.6
        Service cost...........................................................          27.1               24.5
        Interest cost..........................................................         128.8              124.2
        Actuarial losses (gains)...............................................          64.4               13.4
        Benefits paid..........................................................        (120.6)            (109.1)
                                                                                 ------------       ------------
        Benefit Obligation, End of Year........................................  $    1,812.3       $    1,712.6
                                                                                 ============       ============

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,112.0       $    2,341.6
        Actual return on plan assets...........................................        (148.0)            (115.9)
        Contributions..........................................................          --                 --
        Benefits paid and fees.................................................        (126.1)            (113.7)
                                                                                 ------------       ------------
        Plan assets at fair value, end of year.................................       1,837.9            2,112.0
        Projected benefit obligations..........................................       1,812.3            1,712.6
                                                                                 ------------       ------------
        Excess of plan assets over projected benefit obligations...............          25.6              399.4
        Unrecognized prior service cost........................................         (46.3)               1.2
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................         550.1               71.3
        Unrecognized net asset at transition...................................          (1.6)              (1.9)
                                                                                 ------------       ------------
        Prepaid Pension Cost, Net..............................................  $      527.8       $      470.0
                                                                                 ============       ============

        The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $16.7 million and $13.5 million at December 31, 2001 and 2000, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $49.7 million and $28.7 million, respectively, at December 31, 2001 and $38.9 million and $32.9 million, respectively, at December 31, 2000.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 7.19%, respectively, at December 31, 2001 and 7.75% and 7.19%, respectively, at December 31, 2000. As of January 1, 2001 and 2000, the expected long-term rate of return on assets for the retirement plan was 10.25% and 10.5%, respectively.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $27.3 million, $28.7 million and $30.2 million for 2001, 2000 and 1999, respectively.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund open market purchases of Alliance Holding units or money market funds in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $58.1 million, $29.8 million and $13.8 million for 2001, 2000 and 1999, respectively (including $34.6 million and $6.8 million for 2001 and 2000, respectively, relating to the Bernstein deferred compensation plan).

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

        As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2001 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $6,675.0 million and $.3 million, respectively, at December 31, 2001. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2001 of $13.6 million. At December 31, 2001 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. Gross gains and gross losses recognized on derivative positions was $27.5 million and $4.6 million, respectively, for 2001.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2001 and 2000.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2001                               2000
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        Mortgage loans on real estate..........  $    4,333.3     $     4,438.7     $     4,712.6     $    4,767.0
        Other limited partnership interests....         701.9             701.9             834.9            834.9
        Policy loans...........................       4,100.7           4,476.4           4,034.6          4,290.0
        Policyholders' account balances -
          investment contracts.................      12,256.4          12,514.0          11,488.8         11,663.8
        Long-term debt.........................       1,245.9           1,280.6             848.0            847.5

        Closed Block:
        Mortgage loans on real estate..........  $    1,514.4     $     1,532.6     $     1,581.8     $    1,582.6
        Other equity investments...............          24.4              24.4              34.4             34.4
        Policy loans...........................       1,504.4           1,664.8           1,557.7          1,667.6
        SCNILC liability.......................          18.2              18.1              20.2             20.1

        Discontinued Operations:
        Mortgage loans on real estate..........  $      160.3     $       171.6     $       330.9     $      347.7
        Fixed maturities.......................         559.6             559.6             336.5            336.5
        Other equity investments...............          22.3              22.3              43.1             43.1
        Guaranteed interest contracts..........          18.8              16.1              26.4             23.4
        Long-term debt.........................         101.7             101.7             101.8            101.7

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2001, these arrangements included commitments by the Company, under certain conditions, to make capital contributions of up to $8.5 million to affiliated real estate joint ventures and to provide equity financing to certain limited partnerships of $274.9 million. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $10.5 million of letters of credit outstanding at December 31, 2001.

        The Company entered into continuity agreements with certain executives of the Company in connection with AXA's minority interest acquisition. The remaining continuity agreements generally provide cash severance payments ranging from 1.5 times to 2 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements. In connection with cost reduction programs initiated in 2001, expenses related to continuity agreements, severance, benefits and outplacement were recorded, totaling $126.1 million related to the home office initiative and $24.5 million related to the field restructuring initiative. At December 31, 2001, in the event the remaining covered executives' employment terminates under the circumstances described above, cash severance payments that would be payable under these continuity agreements approximate $30.0 million.

15)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following five paragraphs.

        In January 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO between September 30, 1991 and January 3, 1996. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. In May 1999, the Magistrate Judge issued a Report and Recommendation recommending that the District Judge deny Equitable Life's and EVLICO's motion for summary judgment and grant plaintiffs' motion for class certification. In July 1999, Equitable Life and EVLICO filed Objections to the Report and Recommendation and urged that the District Judge reject the Magistrate's recommendations and grant Equitable Life's and EVLICO's motion for summary judgment and deny plaintiffs' motion for class certification. In October 2000, the District Judge affirmed the Magistrate's

        Report and Recommendation and, accordingly, denied Equitable Life's and EVLICO's motion for summary judgment and granted plaintiffs' motion for class certification. In May 2001, with permission of the United States Court of Appeals for the Eleventh Circuit, Equitable Life and EVLICO appealed the District Court's order. Oral argument is scheduled for March 2002.

        In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan, (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs.

        In June 2000, an action entitled Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Superior Court of California, County of San Diego. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The named plaintiff purports to act as a private attorney general on behalf of the general public of the State of California under California consumer protection statutes and also asserts individual common-law claims. On behalf of the named plaintiff and the general public, the complaint asserts claims for unlawful, unfair or fraudulent business acts and practices and for false or misleading advertising. On behalf of the named plaintiff alone, the complaint alleges claims for fraud, fraudulent concealment and deceit, negligent misrepresentation and negligence. The complaint seeks injunctive relief, restitution for members of the general public of the State of California who have been harmed by defendants' conduct, compensatory and punitive damages on behalf of the named plaintiff, and attorneys' fees, costs and expenses. In July 2000, the defendants removed the case to the United States District Court for the Southern District of California and filed a motion to dismiss the complaint. In October 2000, the District Court granted defendants' motion to dismiss the action. In November 2000, the plaintiff appealed; the appeal is fully briefed.

        In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, the defendants filed a motion to dismiss the new action.

        Between June 2000 and December 2001 twelve lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 70 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and various present and former individual sales agents associated with Equitable Life, EVLICO and/or EOC. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in discovery in each of the pending actions.

        In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of AXA Financial from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs sought a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, pursuant to which the parties reached a proposed settlement agreement in November 2000. In connection therewith, the case was dismissed in the United States District Court for the Northern District of Alabama, Southern Division and refiled in the United States District Court for the Northern District of Georgia, Atlanta Division. The final settlement required notice to be given to class members and was subject to court approval. A hearing was held in January 2002 and thereafter, an order was entered approving the settlement.

        In November 1997, an amended complaint was filed in Peter Fischel, et al. v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Oral argument on this appeal was heard in November 2001. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. Equitable Life answered the complaint in June 2001. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty.

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001.

        In September 1999, a complaint was filed in an action entitled R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al. in the Chancery Court of the State of Delaware. The action was brought on behalf of a purported class of owners of limited partnership units of Alliance Capital Management Holding L.P. ("Alliance Holding") challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, four Alliance Holding executives, the general partner of Alliance Holding and Alliance, which is a wholly owned indirect subsidiary of Equitable Life, and Alliance, which is the operating partnership whose units are not publicly traded. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege, inter alia, inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding. The complaint seeks, inter alia, payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that, inter alia, the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants other than Robert H. Joseph, Jr., filed an answer to the amended complaint denying the material allegations contained therein. In lieu of joining in the answer to the amended complaint, Mr. Joseph filed a motion to dismiss in September 2000. In November 2000, defendants, other than Mr. Joseph, filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. In April 2001, the Chancery Court issued a decision granting in part and denying in part defendants' motion to dismiss; the claim alleging that the partnership agreement of Alliance Holding was not validly amended was one of the claims dismissed. In October 2001, a memorandum of understanding was executed, setting forth the terms of a settlement in principle, and in December 2001, a stipulation of settlement was filed with the Delaware Court of Chancery. The settlement is subject to a number of conditions, including preparation of definitive documentation and approval, after a hearing, by the Delaware Court of Chancery.

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of AXA Financial common stock that it did not already own, the following fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery: Fred Buff v. AXA Financial, Inc., et al., Sarah Wolhendler v. Claude Bebear, et al.; Jerome and Selma Stone v. AXA Financial, Inc., et al.; Louis Deranieri
        v. AXA Financial, Inc., et al.; Maxine Phillips v. AXA Financial, Inc., et al.; Ruth Ravnitsky v. AXA Financial, Inc., et al.; Richard Kager v. AXA Financial, Inc., et al.; Mortimer Cohen v. AXA Financial, Inc., et al.; Lee Koneche, et al. v. AXA Financial, Inc., et al.; Denver Employees Retirement Plan v. AXA Financial, Inc., et al.; Harry Hoffman
        v. AXA Financial, Inc., et al.; Joseph Villari v. AXA Financial, Inc., et al.; Max Boimal v. AXA Financial, Inc., et al.; and Jay Gottlieb v. AXA Financial, Inc., et al. AXA Financial, AXA, and directors and/or officers of AXA Financial are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of AXA Financial common stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of AXA Financial. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. The Delaware suits have been consolidated under the name In re AXA Financial, Inc. Shareholders Litigation. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action; it is captioned Harbor Finance Partners v. AXA Financial, Inc., et al. In December 2000, the parties to the Delaware suits reached a proposed agreement for settlement and executed a memorandum of understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. In November 2001, the parties filed a stipulation of settlement with the Delaware Court of Chancery. The settlement, which does not involve any payment by AXA Financial, is subject to conditions, including approval, after a hearing, by the Delaware Court of Chancery. The hearing on the settlement is scheduled for March 2002.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits were filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. These actions are captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe
        L. Roby, et al. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. Named as defendants are AXA Financial, DLJ and the DLJ directors. The complaints assert claims for breaches of fiduciary duties, for violation of class members' voting rights under 8 Del. C. ss.242, and for breach of implied contractual promise, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in the United States District Court, Southern District of New York, captioned Siamac Sedighim
        v. Donaldson, Lufkin & Jenrette, Inc., et al. This action challenges the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the sale of DLJ (with respect to all other claims). Named as defendants are AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, Credit Suisse Group, Diamond Acquisition Corp., and DLJ's directors. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. In February 2001, defendants moved to dismiss the complaint and in October 2001, the court granted defendants' motion, dismissing all claims based on Federal law with prejudice and dismissing all claims based on state law on jurisdictional grounds, and entered judgment for the defendants. The plaintiffs did not file a notice of appeal, and their time to appeal has expired.

        In April 2001, a putative class action entitled David Uhrik v. Credit Suisse First Boston (USA), Inc., et al. was filed in Delaware Court of Chancery on behalf of the holders of CSFBdirect tracking stock (formerly known as DLJdirect tracking stock). Named defendants include AXA Financial, Credit Suisse First Boston (USA), Inc., the former directors of DLJ and the directors of Credit Suisse First Boston (USA), Inc. The complaint challenges the sale of DLJ common stock as well as the March 2001 offer by Credit Suisse to purchase the publicly owned CSFBdirect tracking stock for $4 per share and asserts claims for breaches of fiduciary duties and breach of contract. Plaintiffs seek injunctive relief, an unspecified amount of compensatory damages, and costs and expenses, including attorneys' fees. The Uhrik action, along with the actions captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe. L. Roby, et al., are among the actions that have been consolidated under the caption In re CSFBdirect Tracking Stock Shareholders Litigation. In May 2001, the Delaware Court of Chancery ordered that the Uhrik complaint be the operative complaint in the consolidated actions. A memorandum of understanding outlining the terms of a proposed settlement was executed in July 2001. It is anticipated that a stipulation of settlement will be filed with the Delaware Court of Chancery in or before March 2002. The proposed settlement, which does not involve any payment by AXA Financial, is subject to a number of conditions, including confirmatory discovery and approval, after a hearing, by the Delaware Court of Chancery.

        In April 2001, an amended class action complaint entitled Miller, et al.
        v. Mitchell Hutchins Asset Management, Inc., et al. was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the amended complaint concern six mutual funds with which Alliance has investment advisory agreements, including Premier Growth Fund, Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The amended complaint alleges principally that
        (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition.

        On December 7, 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth ("Premier Growth Fund") alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance during the twelve months preceding the lawsuit. On December 21, 2001 a complaint entitled Roy v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roy Complaint") was filed in Federal District Court in the Middle District of Florida, Tampa Divisions, against Alliance and Premier Growth Fund. The allegations and relief sought in the Roy Complaint are virtually identical to the Benak Complaint. On December 26, 2001 a compliant entitled Roffe v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roffe Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Roffe Complaint are virtually identical to the Benak Complaint. On February 14, 2002, a complaint entitled Tatem v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Tatem Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Tatem Complaint are virtually identical to the Benak Complaint. Alliance believes the plaintiffs' allegations in the Benak Complaint, Roy Complaint, Roffe Complaint and Tatem Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that (i) the settlement of the Brown, R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, the Holding Company, the Company and their subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

        However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2002 and the four successive years are $114.6 million, $107.3 million, $112.9 million, $100.5 million, $84.4 million and $921.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2002 and the four successive years is $6.0 million, $4.6 million, $4.6 million, $4.6 million, $3.1 million and $21.1 million thereafter.

        At December 31, 2001, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2002 and the four successive years is $80.3 million, $86.8 million, $82.9 million, $77.0 million, $75.4 million and $601.6 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2002 and the three successive years are $4.9 million, $4.6 million, $2.7 million and $.9 million.

17)    INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $544.0 million during 2002. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2001, 2000 and 1999, the Insurance Group statutory net income totaled $547.7 million, $1,068.6 million and $547.0 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,100.4 million and $6,226.5 million at December 31, 2001 and 2000, respectively. In 2001, 2000 and 1999, respectively, $1.7 billion, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2001, the Insurance Group, in accordance with various government and state regulations, had $23.5 million of securities deposited with such government or state agencies.

        In 1998 the National Association of Insurance Commissioners ("NAIC") approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting previously was silent and changing certain existing statutory positions. Equitable Life and EOC became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department ("NYID"), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Equitable Life is required to prepare the Quarterly and Annual Statements and Audited financial statements in accordance with New York rules and regulations which are filed in all states. Differences between the New York regulations and Codification consist of the accounting for deferred taxes and goodwill.

        The implementation of Codification resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The NYID is currently expected to adopt Codification's accounting for deferred income taxes and goodwill effective in 2002. The impact of adopting the deferred tax accounting is estimated to be a $363.6 million decrease to surplus and capital stock at December 31, 2001.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

        The NYID requires quarterly disclosure reconciling both net income and capital and surplus between practices prescribed and permitted by the State of New York and the January 1, 2001 NAIC Accounting Practices and Procedures manual. The 2001 reconciliation for Equitable Life follows:

                                                                                    DECEMBER 31,
                                                                                       2001
                                                                                 -----------------
                                                                                   (IN MILLIONS)

        Net Income, State of New York basis ................................        $    543.7
        Prescribed Practices ...............................................              --
        Permitted Practices ................................................              --
                                                                                    ----------

        Net Income, NAIC Basis .............................................        $    543.7
                                                                                    ==========

        Statutory surplus and capital stock, State of New York basis .......        $  5,446.0
        Prescribed Practices:
            Deferred tax liability .........................................            (363.6)
        Permitted practices ................................................              --
                                                                                    ----------

        Statutory Surplus and Capital Stock, NAIC Basis ....................        $  5,082.4
                                                                                    ==========

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Net change in statutory surplus and
          capital stock ..............................................         $    104.1        $  1,321.4        $    848.8
        Change in asset valuation reserves ...........................             (230.2)           (665.5)             (6.3)
                                                                               ----------        ----------        ----------
        Net change in statutory surplus, capital stock
          and asset valuation reserves ...............................             (126.1)            655.9             842.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................              278.7             262.6             (80.4)
          DAC ........................................................              458.5             469.1             198.2
          Deferred Federal income taxes ..............................             (354.8)           (127.3)           (154.3)
          Valuation of investments ...................................               67.9            (134.8)             21.5
          Valuation of investment subsidiary .........................           (1,507.9)            (29.2)           (133.6)
          Limited risk reinsurance ...................................               --                --               128.4
          Dividends paid to the AXA Financial ........................            1,700.0             250.0             150.0
          Capital contribution .......................................               --                --              (470.8)
          Stock option expense related to AXA's minority
            interest acquisition .....................................               --              (493.9)             --
          Other, net .................................................              135.8             448.8             253.8
          GAAP adjustments of Other Discontinued
            Operations ...............................................               (5.1)             54.3              51.3
                                                                               ----------        ----------        ----------
        Net Earnings of the Insurance Group ..........................         $    647.0        $  1,355.5        $    806.6
                                                                               ==========        ==========        ==========


                                                                                                DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Statutory surplus and capital stock ..........................         $  5,446.0        $  5,341.9        $  4,020.5
        Asset valuation reserves .....................................              654.4             884.6           1,550.1
                                                                               ----------        ----------        ----------
        Statutory surplus, capital stock and asset
          valuation reserves .........................................            6,100.4           6,226.5           5,570.6
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................           (1,120.7)         (1,399.4)         (1,662.0)
          DAC ........................................................            5,513.7           5,128.8           4,928.6
          Deferred Federal income taxes ..............................           (1,252.2)           (640.7)           (223.5)
          Valuation of investments ...................................              635.9             140.2            (717.3)
          Valuation of investment subsidiary .........................           (2,590.8)         (1,082.9)         (1,891.7)
          Limited risk reinsurance ...................................               --                --               (39.6)
          Issuance of surplus notes ..................................             (539.4)           (539.1)           (539.1)
          Other, net .................................................              942.6             776.2             501.5
          GAAP adjustments of Other Discontinued
            Operations ...............................................             (123.8)           (164.3)           (160.0)
                                                                               ----------        ----------        ----------
        Equity of the Insurance Group ................................         $  7,565.7        $  8,445.3        $  5,767.5
                                                                               ==========        ==========        ==========

18)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $116.6 million, $153.2 million and $75.6 million for 2001, 2000 and 1999, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.


                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        SEGMENT REVENUES:
        Insurance ...............................     $    4,763.3    $    4,681.9    $   5,179.4
        Investment Services .....................          2,994.4         4,672.5        2,163.8
        Consolidation/elimination ...............            (90.0)         (113.2)         (23.5)
                                                      ------------    ------------    -----------
        Total Revenues ..........................     $    7,667.7    $    9,241.2    $   7,319.7
                                                      ============    ============    ===========


        SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS BEFORE FEDERAL INCOME
          TAXES AND MINORITY INTEREST:
        Insurance ...............................     $      707.5    $     (192.5)   $     555.7
        Investment Services .....................            585.4         2,778.0          754.2
                                                      ------------    ------------    -----------
        Total Earnings from Continuing Operations
           before Federal Income Taxes and
           Minority Interest ....................     $    1,292.9    $    2,585.5    $   1,309.9
                                                      ============    ============    ===========

                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        ASSETS:
        Insurance ...............................     $   84,568.9    $   88,641.1    $  86,840.1
        Investment Services .....................         15,808.8        16,807.2       12,961.7
        Consolidation/elimination ...............            (94.4)          (57.1)          (8.9)
                                                      ------------    ------------    -----------
        Total Assets ............................     $  100,283.3    $  105,391.2    $  99,792.9
                                                      ============    ============    ===========

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2001 and 2000 are summarized below:

                                                                    THREE MONTHS ENDED

                                       -------------------------------------------------------------------------
                                          MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -------------      -------------       ------------         -------------
                                                                      (IN MILLIONS)
        2001
        Total Revenues................ $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =============      =============       ============         ============

        Earnings from Continuing
          Operations.................. $       227.1      $       120.3       $      119.2         $      140.0
                                        =============      =============       ============         ============

        Net Earnings.................. $       233.6      $       118.5       $      118.7         $      176.2
                                       =============      =============       ============         ============
        2000
        Total Revenues................ $     1,898.9      $     1,954.5       $    1,982.9         $    3,404.9
                                       =============      =============       ============         ============
        Earnings from Continuing
          Operations.................. $       226.6      $       256.9       $       70.5         $      742.9
                                       =============      =============       ============         ============
        Net Earnings.................. $       221.7      $       255.4       $       70.5         $      807.9
                                       =============      =============       ============         ============

20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense as related to options awarded under AXA Financial's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company, the Company's pro forma net earnings for 2001, 2000 and 1999 would have been $624.8 million, $1,627.3 million and $757.1 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a reduction in the SARs liability of $63.2 million for 2001, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the period ended December 31, 2001.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2001, 2000 and 1999 follow:


                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------   ------------------------------
                             2001(1)          2000         1999          2001      2000       1999
                           -------------  ------------- ------------   -------------------- ---------

        Dividend yield....    1.52%          0.32%         0.31%         5.80%     7.20%     8.70%

        Expected
          volatility......     29%            28%           28%           33%       30%       29%

        Risk-free interest
          rate............    4.98%          6.24%         5.46%         4.5%      5.90%     5.70%

        Expected life
          in years........      5              5             5            7.2       7.4        7

        Weighted average
          fair value per
          option at
          grant-date......    $9.42          $11.08       $10.78         $9.23     $8.32     $3.88

        (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2001. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:



                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------   --------------------------------
                                                  Common
                                                   Stock            Weighted                           Weighted
                                                    and             Average                            Average
                                                  AXA ADRs          Exercise            Units          Exercise
                                               (In Millions)         Price          (In Millions)       Price
                                             -------------------  ---------------   -------------- -----------------
        Holding Company Option Shares:
        Balance as of
          December 31, 1998................       21.4              $22.00               12.3          $14.92
          Granted..........................        4.3              $31.70                2.0          $30.18
          Exercised........................       (2.4)             $13.26               (1.5)         $ 9.51
          Forfeited........................        (.6)             $24.29                (.3)         $17.79
                                             -------------------                    --------------

        Balance as of
          December 31, 1999................       22.7              $24.60               12.5          $17.95
          Granted..........................        6.5              $31.06                4.7          $50.93
          Exercised........................       (4.5)             $18.57               (1.7)         $10.90
          Forfeited........................       (1.2)             $26.15                (.1)         $26.62
                                             -------------------                    --------------

        Balance as of
          December 31, 2000................       23.5              $27.20               15.4          $28.73
                                             ===================  ==============

        AXA ADR Option Shares:
        Balance as of January 2, 2001......       18.3              $21.65
          Granted..........................       17.0              $31.55                2.5          $50.34
          Exercised........................       (2.2)             $11.57               (1.7)         $13.45
          Forfeited........................       (3.1)             $32.02                (.3)         $34.33
                                             -------------------                    --------------

        Balance as of
          December 31, 2001................       30.0              $26.89               15.9          $33.58
                                             ===================                    ==============

        Information about options outstanding and exercisable at December 31, 2001 follows:


                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ----------------------
        $ 6.325  - $ 9.01            1.9               2.25           $ 6.75              1.9                $ 6.75
        $10.195  - $14.30            2.2               5.69           $13.32              2.2                $13.34
        $15.995  - $22.84            5.2               7.29           $18.87              4.4                $18.74
        $26.095  - $33.025          15.7               6.58           $30.97              2.6                $26.78
        $36.03                       5.0               7.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325  - $36.03           30.0               6.51           $26.89             16.1                $23.24
                              =================                                    ==================

              Alliance
        ----------------------
        $   7.97 - $18.78            4.7               4.20           $12.92              4.3                $12.48
        $  22.50 - $27.31            2.5               6.94           $26.29              1.4                $26.30
        $  30.25 - $46.78            1.7               7.93           $30.30               .6                $30.25
        $  48.50 - $50.56            4.9               9.18           $49.36               .5                $48.50
        $  51.10 - $58.50            2.1               8.95           $53.78               .5                $53.75
                              -----------------                                    ------------------
        $   7.97 - $58.50           15.9               7.20           $33.57              7.3                $21.42
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2001, approximately
        12.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 25,500 Alliance Holding units were subject to awards made under this plan.

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $19.1 million and $16.0 million, respectively, for 2001 and 2000.

        The Company paid $590.5 million and $678.9 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2001 and 2000. The Company charged AXA Distribution's subsidiaries $522.6 million and $395.0 million, respectively, for their applicable share of operating expenses for 2001 and 2000, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain cost sharing and servicing agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA totaled approximately $12.7 million in 2001.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2001               2000               1999
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       Investment advisory and services fees..............   $     1,088.2       $     1,021.8     $       895.8
       Distribution revenues..............................           544.6               621.6             441.8
       Shareholder servicing fees.........................            87.2                85.6              62.3
       Other revenues.....................................            11.0                11.6               9.9
       Brokerage..........................................             9.0                 1.7               --


22)      PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

23)     SUBSEQUENT ADOPTION OF SFAS NO. 142

        On January 1, 2002, the Company adopted SFAS No. 142. Upon adoption of SFAS No. 142, amortization of goodwill ceased. Amortization of goodwill and other intangible assets for the years ended December 31, 2001, 2000 and 1999, respectively, was approximately $73.5 million, $27.0 million and $3.4 million, net of minority interest of $104.7 million, $38.0 million and $1.5 million, of which $7.6 million, $1.0 million and $.6 million, net of minority interest of $13.7 million, $1.4 million and $.5 million, related to intangibles. Net income, excluding goodwill amortization expense net of minority interest for the years ended December 31, 2001, 2000 and 1999, respectively, would have been $712.9 million, $1,381.5 million and $809.4 million. Amounts presently estimated to be recorded in each of the succeeding five years ended December 31, 2006 for amortization of other intangible assets is not expected to vary significantly from the amounts for the full year December 31, 2001 of $7.6 million, net of minority interest of $13.7 million. The gross carrying amount and accumulated amortization of other intangible assets was $514.1 million and $118.9 million, respectively, at December 31, 2001 and $512.0 million and $97.9 million, respectively at December 31, 2000. The carrying amount of goodwill was $2,975.0 million and $3,111.7 million at December 31, 2001 and 2000, respectively, and relates solely to the Investment Services segment.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                                   (UNAUDITED)

                                                                                 JUNE 30,           DECEMBER 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (In Millions)


ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    24,550.6        $    23,265.9
  Mortgage loans on real estate.............................................        3,777.0              4,333.3
  Equity real estate........................................................          803.8                875.7
  Policy loans..............................................................        4,077.9              4,100.7
  Other equity investments..................................................          783.3                756.6
  Other invested assets.....................................................          805.2                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       34,797.8             34,018.2
Cash and cash equivalents...................................................        1,819.1                680.0
Cash and securities segregated, at estimated fair value.....................        1,083.4              1,415.2
Broker-dealer related receivables...........................................        1,876.3              1,950.9
Deferred policy acquisition costs...........................................        5,708.3              5,513.7
Goodwill and other intangible assets, net...................................        3,391.9              3,370.2
Amounts due from reinsurers.................................................        2,286.2              2,237.0
Loans to affiliates.........................................................          400.0                400.0
Other assets................................................................        4,013.0              3,754.1
Separate Accounts assets....................................................       40,903.0             46,947.3
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    96,279.0        $   100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    22,132.9        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,589.2             13,542.7
Broker-dealer related payables..............................................        1,508.9              1,260.7
Customers related payables..................................................        1,494.9              1,814.5
Amounts due to reinsurers...................................................          815.2                798.5
Short-term and long-term debt...............................................        2,022.3              1,475.5
Federal income taxes payable................................................        2,041.6              1,885.0
Other liabilities...........................................................        1,684.0              1,702.0
Separate Accounts liabilities...............................................       40,784.5             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,766.0              1,776.0
Minority interest subject to redemption rights..............................          641.3                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       88,480.8             92,720.9
                                                                              -----------------    -----------------

Commitments and contingencies (Note 9)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,697.5              4,694.6
Retained earnings...........................................................        2,849.9              2,653.2
Accumulated other comprehensive income......................................          248.3                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        7,798.2              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    96,279.0        $   100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                                   (UNAUDITED)

                                                           THREE MONTHS ENDED                   SIX MONTHS ENDED
                                                                JUNE 30,                            JUNE 30,
                                                    ----------------------------------  ---------------------------------
                                                         2002               2001             2002              2001
                                                    ----------------   ---------------  ----------------  ---------------
                                                                               (IN MILLIONS)

REVENUES
Universal life and investment-type
  product policy fee income........................ $      330.3       $      340.4     $      671.2      $      686.1
Premiums...........................................        236.6              245.0            471.9             513.7
Net investment income..............................        580.6              580.7          1,171.3           1,192.6
Investment gains (losses), net.....................         24.9              (51.2)           (12.8)            (29.2)
Commissions, fees and other income.................        899.7              783.7          1,654.4           1,558.5
                                                    ----------------   ---------------  ---------------   ---------------
      Total revenues...............................      2,072.1            1,898.6          3,956.0           3,921.7
                                                    ----------------   ---------------  ----------------  ---------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................        467.6              463.2            928.8             932.3
Interest credited to policyholders' account
  balances.........................................        247.3              249.1            495.1             497.9
Compensation and benefits..........................        295.7              359.5            565.9             575.1
Commissions........................................        203.7              179.7            399.0             380.5
Distribution plan payments.........................        119.0              124.1            237.7             248.2
Amortization of deferred sales commissions.........         60.8               58.2            117.8             116.2
Interest expense...................................         29.1               21.7             50.4              47.2
Amortization of deferred policy acquisition costs..         58.6               57.5            141.3             152.7
Capitalization of deferred policy acquisition costs       (195.0)            (194.1)          (371.7)           (379.6)
Rent expense.......................................         41.5               38.4             82.8              76.6
Amortization of intangible assets, net.............          5.2               44.4             10.5              88.8
Other operating costs and expenses.................        205.0              222.4            427.6             473.8
                                                    ----------------   --------------   ---------------   ---------------
      Total benefits and other deductions..........      1,538.5            1,624.1          3,085.2           3,209.7
                                                    ----------------   ---------------  ----------------  ---------------

Earnings from continuing operations before
  Federal income taxes and minority interest.......        533.6              274.5             870.8            712.0
Federal income tax expense.........................       (147.8)             (57.5)           (222.7)          (176.4)
Minority interest in net income of
  consolidated subsidiaries........................        (99.2)             (96.7)           (201.0)          (188.2)
                                                    ----------------   ---------------  ----------------  ---------------
Earnings from continuing operations................        286.6              120.3             447.1            347.4
(Loss) earnings from discontinued operations, net
  of Federal income taxes..........................         (1.4)              (1.8)              (.4)             8.2
Cumulative effect of accounting change, net of
   Federal income taxes............................          -                  -                 -               (3.5)
                                                    ----------------   ---------------  ----------------  ---------------

Net Earnings....................................... $      285.2       $      118.5      $      446.7      $     352.1
                                                    ================   ===============  ================  ===============



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                     SIX MONTHS ENDED JUNE 30, 2002 AND 2001
                                   (UNAUDITED)


                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning of year and end of period.............  $         2.5        $         2.5
                                                                              -----------------    -----------------

Capital in excess of par value, beginning of year...........................        4,694.6              4,723.8
Increase (decrease) in additional paid in capital in excess of par value....            2.9                (14.8)
                                                                              -----------------    -----------------
Capital in excess of par value, end of period...............................        4,697.5              4,709.0
                                                                              -----------------    -----------------

Retained earnings, beginning of year........................................        2,653.2              3,706.2
Net earnings................................................................          446.7                352.1
Shareholder dividends paid..................................................         (250.0)            (1,500.0)
                                                                              -----------------    -----------------
Retained earnings, end of period............................................        2,849.9              2,558.3
                                                                              -----------------    -----------------

Accumulated other comprehensive income, beginning of year...................          215.4                 12.8
Other comprehensive income..................................................           32.9                 76.3
                                                                              -----------------    -----------------
Accumulated other comprehensive income, end of period.......................          248.3                 89.1
                                                                              -----------------    -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF PERIOD...................................  $     7,798.2        $     7,358.9
                                                                              =================    =================

















                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                     SIX MONTHS ENDED JUNE 30, 2002 AND 2001
                                   (UNAUDITED)


                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

Net earnings................................................................  $       446.7        $       352.1
  Adjustments to reconcile net earnings to net cash provided (used)
    by operating activities:
    Interest credited to policyholders' account balances....................          495.1                497.9
    Universal life and investment-type product policy fee income............         (671.2)              (686.1)
    Net change in broker-dealer and customer related receivables/payables...         (153.2)              (142.2)
    Investment losses, net..................................................           12.8                 29.2
    Decrease in segregated cash and securities, net.........................          331.7                204.3
    Change in deferred policy acquisition costs.............................         (230.0)              (226.0)
    Change in future policy benefits........................................           (6.5)               (13.9)
    Change in property and equipment........................................          (37.2)              (140.8)
    Change in Federal income tax payable....................................          124.5               (470.6)
    Change in accounts payable and accrued expenses.........................           11.8                 47.2
    Other, net..............................................................           53.3                385.0
                                                                              -----------------    -----------------

Net cash provided (used) by operating activities............................          377.8               (163.9)
                                                                              -----------------    -----------------

Cash flows from investing activities:
  Maturities and repayments.................................................        1,355.0              1,192.1
  Sales....................................................................         4,089.9              4,873.4
  Purchases.................................................................       (6,079.8)            (5,107.7)
  (Increase) decrease in short-term investments.............................         (150.5)               186.1
  Other, net................................................................           96.6               (230.9)
                                                                              -----------------    -----------------

Net cash (used) provided by investing activities............................         (688.8)               913.0
                                                                              -----------------    -----------------

Cash flows from financing activities:
   Policyholders' account balances:
      Deposits.............................................................         2,394.9              1,479.5
      Withdrawals and transfers to Separate Accounts.......................        (1,065.0)            (1,392.9)
  Net increase (decrease) in short-term financings..........................          546.4               (156.2)
  Shareholder dividends paid................................................         (250.0)            (1,500.0)
  Other, net................................................................         (176.2)              (248.6)
                                                                              -----------------    -----------------

Net cash provided (used) by financing activities............................        1,450.1             (1,818.2)
                                                                              -----------------    -----------------

Change in cash and cash equivalents.........................................        1,139.1             (1,069.1)
Cash and cash equivalents, beginning of year................................          680.0              2,140.0
                                                                              -----------------    -----------------

Cash and Cash Equivalents, End of Period....................................  $     1,819.1        $     1,070.9
                                                                              =================    =================


Supplemental cash flow information
  Interest Paid.............................................................  $        42.1        $        27.5
                                                                              =================    =================
  Income Taxes Paid.........................................................  $        86.3        $       619.4
                                                                              =================    =================




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (UNAUDITED)


1)    BASIS OF PRESENTATION

      The preparation of the accompanying unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying unaudited interim consolidated financial statements reflect all adjustments (which include only normal recurring adjustments) necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented. All significant intercompany transactions and balances except those with discontinued operations (see
      Note 5) have been eliminated in consolidation. These statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 2001. The results of operations for the six months ended June 30, 2002 are not necessarily indicative of the results to be expected for the full year.

      The terms "second quarter 2002" and "second quarter 2001" refer to the three months ended June 30, 2002 and 2001, respectively. The terms "first half of 2002" and "first half of 2001" refer to the six months ended June 30, 2002 and 2001, respectively.

      Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the current presentation.

2)    ACCOUNTING CHANGES

      On January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". Upon adoption of SFAS No. 142, amortization of goodwill ceased. Amortization of goodwill and other intangible assets for second quarter and first half of 2001, respectively, was approximately $18.3 million and $36.6 million, net of minority interest of $26.2 million and $52.3 million, of which $1.9 million and $3.8 million, net of minority interest of $3.4 million and $6.8 million, related to intangibles. Net income, excluding goodwill amortization expense, for second quarter and first half of 2001, respectively, would have been $134.9 million and $384.9 million. Amortization of other intangible assets for second quarter and first half of 2002, respectively, was $2.1 million and $4.2 million, net of minority interest of $3.1 million and $6.3 million, and is not expected to vary significantly from that amount in each of the five succeeding periods. The gross carrying amount and accumulated amortization of other intangible assets was $512.6 million and $129.4 million, respectively, at June 30, 2002 and $509.5 million and $118.9 million, respectively, at December 31, 2001. The carrying amount of goodwill was $3,008.7 million and $2,979.6 million, respectively, at June 30, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in the first half of 2002 of transitional impairment testing of indefinite-lived intangible assets and goodwill. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 include interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the FASB and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's result of of operations or its financial position. Upon its adoption of SFAS
      No. 133, the Company reclassified $196.6 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $5.8 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The Company adopted the AICPA's SOP 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

3)    INVESTMENTS


      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:


                                                                                          SIX MONTHS ENDED
                                                                                               JUNE,
                                                                                 -----------------------------------
                                                                                      2002                2001
                                                                                 ---------------     ---------------
                                                                                           (IN MILLIONS)


      Balances, beginning of year............................................... $       87.6        $     126.2
      Additions charged to income...............................................         13.5               15.8
      Deductions for writedowns and asset dispositions..........................         (6.7)             (25.7)
                                                                                 ---------------     ---------------
      Balances, End of Period................................................... $       94.4        $     116.3
                                                                                 ===============     ===============

      Balances, end of period comprise:
        Mortgage loans on real estate........................................... $       19.9        $      41.1
        Equity real estate......................................................         74.5               75.2
                                                                                 ---------------     ---------------
      Total..................................................................... $       94.4        $     116.3
                                                                                 ===============     ===============


      For the second quarters and first half of 2002 and of 2001, investment income is shown net of investment expenses of $51.7 million, $54.1 million, $101.2 million and $115.4 million, respectively.

      As of June 30, 2002 and December 31, 2001, fixed maturities classified as available for sale had amortized costs of $23,934.8 million and $22,786.7 million. Other equity investments included trading securities having carrying values of $1.3 million and $2.4 million and costs of $4.0 million and $4.9 million at June 30, 2002 and December 31, 2001, respectively, and other equity securities with carrying values of $102.6 million and $59.1 million and costs of $110.2 million and $54.9 million as of June 30, 2002 and December 31, 2001, respectively.

      In the second quarters and first half of 2002 and of 2001, respectively, net unrealized and realized holding (losses) gains on trading account equity securities of $(.3) million, $(.2) million, $.6 million and $26.5 million were included in net investment income in the consolidated statements of earnings.

      For the first half of 2002 and 2001, proceeds received on sales of fixed maturities classified as available for sale amounted to $3,355.7 million and $3,276.0 million, respectively. Gross gains of $56.1 million and $103.7 million and gross losses of $100.7 million and $56.0 million were realized on these sales for the first half of 2002 and 2001, respectively. Unrealized net investment gains related to fixed maturities classified as available for sale increased by $136.5 million during the first half of 2002, resulting in a balance of $615.7 million at June 30, 2002.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:


                                                                                   JUNE 30,          DECEMBER 31,
                                                                                     2002                2001
                                                                                ---------------    -----------------
                                                                                           (IN MILLIONS)


      Impaired mortgage loans with investment valuation allowances............   $     111.0        $       114.2
      Impaired mortgage loans without investment valuation allowances.........          26.9                 30.6
                                                                                ---------------    -----------------
      Recorded investment in impaired mortgage loans..........................         137.9                144.8
      Investment valuation allowances.........................................         (19.9)               (19.2)
                                                                                ---------------    -----------------
      Net Impaired Mortgage Loans.............................................   $     118.0        $       125.6
                                                                                ===============    =================


      During the first half of 2002 and 2001, respectively, the Company's average recorded investment in impaired mortgage loans was $137.0 million and $137.3 million. Interest income recognized on these impaired mortgage loans totaled $5.2 million and $2.9 million for the first half of 2002 and 2001, respectively.

4)    CLOSED BLOCK


      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                  JUNE 30,           DECEMBER 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)
      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other...... $     9,071.0        $     9,049.9
      Other liabilities......................................................          79.9                 53.6
                                                                              -----------------    -----------------
      Total Closed Block liabilities.........................................       9,150.9              9,103.5
                                                                              -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities available for sale, at estimated fair value (amortized
        cost of $4,688.9 and $4,600.4).......................................       4,844.2              4,705.7
      Mortgage loans on real estate..........................................       1,491.5              1,514.4
      Policy loans...........................................................       1,476.6              1,504.4
      Cash and other invested assets.........................................         123.3                141.0
      Other assets...........................................................         221.2                214.7
                                                                              -----------------    -----------------
      Total assets designated to the Closed Block............................       8,156.8              8,080.2
                                                                              -----------------    -----------------





      Excess of Closed Block liabilities over assets designated to
         the Closed Block....................................................         994.1              1,023.3
      Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred Federal
             income tax of $39.6 and $20.4...................................          42.8                 37.8
                                                                              -----------------    -----------------


      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................. $     1,036.9        $     1,061.1
                                                                              =================    =================

      Closed Block revenues and expenses were as follows:

                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002             2001              2002              2001
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

      REVENUES:
      Premiums and other income...............  $      138.2     $      143.6      $      277.4      $     291.5
      Investment income (net of investment
         expenses of $2.4, $1.8, $3.7
         and $2.5)............................         148.3            143.0             292.0            290.7
      Investment (losses) gains, net..........         (23.0)           (14.4)            (19.8)           (12.6)
                                                ---------------  ----------------  ---------------   ---------------
      Total revenues..........................         263.5            272.2             549.6            569.6
                                                ---------------  ----------------  ---------------   ---------------

      BENEFITS AND
      OTHER DEDUCTIONS:
      Policyholders' benefits and dividends...         243.7            253.3             499.3            486.8
      Other operating costs and expenses......           4.7              5.0               9.5              9.6
                                                ---------------  ----------------  ---------------   ---------------
      Total benefits and other deductions.....         248.4            258.3             508.8            496.4
                                                ---------------  ----------------  ---------------   ---------------

      Net revenues before Federal income
         taxes................................          15.1             13.9              40.8             73.2
      Federal income taxes....................          (6.5)            (5.3)            (16.6)           (26.6)
                                                ---------------  ----------------  ---------------   ---------------
      Net Revenues............................  $        8.6     $        8.6      $       24.2      $      46.6
                                                ===============  ================  ===============   ===============

5)    DISCONTINUED OPERATIONS


      Summarized financial information for discontinued operations follows:


                                                                                  JUNE 30,          DECEMBER 31,
                                                                                    2002                2001
                                                                              -----------------  -------------------
                                                                                          (IN MILLIONS)

      BALANCE SHEETS
      Fixed maturities available for sale, at estimated fair value
         (amortized cost $538.1 and $542.9)..................................  $      554.6       $       559.6
      Equity real estate.....................................................         212.7               252.0
      Mortgage loans on real estate..........................................          96.5               160.3
      Other equity investments...............................................          18.5                22.3
      Other invested assets..................................................            .8                  .4
                                                                              -----------------  -------------------
           Total investments.................................................         883.1               994.6
      Cash and cash equivalents..............................................         164.5                41.1
      Other assets...........................................................         151.8               152.6
                                                                              -----------------  -------------------
      Total Assets...........................................................  $    1,199.4       $     1,188.3
                                                                              =================  ===================

      Policyholders liabilities..............................................  $      919.6       $       932.9
      Allowance for future losses............................................         171.8               139.9
      Other liabilities......................................................         108.0               115.5
                                                                              -----------------  -------------------
      Total Liabilities......................................................  $    1,199.4       $     1,188.3
                                                                              =================  ===================


                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002              2001             2002              2001
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Investment income (net of investment
        expenses of $4.8, $6.3, $9.5
        and $12.5)............................. $       19.3      $      17.6      $       40.6      $       51.8
      Investment gains, net....................         37.0             10.5              38.6              12.0
      Policy fees, premiums and
         other income..........................           .2              (.1)               .2               (.1)
                                                ---------------   ---------------  ---------------   ---------------

      Total revenues...........................         56.5             28.0              79.4              63.7

      Benefits and other deductions............         23.2             27.3              47.8              51.8
      Earnings credited to allowance for
        future losses..........................         33.3               .7              31.6              11.9
                                                ---------------   ---------------  ---------------   ---------------
      Pre-tax results from operations..........          -                -                 -                 -
      Pre-tax (loss) earnings from
        (strengthening) releasing the
        allowance for future losses............         (2.2)            (2.7)              (.7)             12.7
      Federal income tax benefit (expense).....           .8               .9                .3              (4.5)
                                                ---------------   ---------------  ---------------   ---------------
      (Loss) Income from Discontinued
         Operations............................ $       (1.4)     $      (1.8)     $        (.4)     $        8.2
                                                ===============   ===============  ===============   ===============

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. These updated assumptions and estimates resulted in a strengthening or release of the allowance in each of the periods presented above.

      Management believes the allowance for future losses at June 30, 2002 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance are likely to result.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $.4 million and $5.0 million on equity real estate were held at June 30, 2002 and December 31, 2001, respectively.

6)    VARIABLE ANNUITY CONTRACTS - GUARANTEED MINIMUM INCOME AND DEATH
      BENEFITS

      Equitable Life issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. Equitable Life bears the risk that protracted under-performance of the financial markets could result in GMIB benefits being higher than what accumulated policyholder account balances would support. Equitable Life reinsures, subject to certain maximum amounts or caps in any one period, approximately 70.0% of its current liability exposure resulting from the GMIB feature.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. The estimated fair values of the GMIB reinsurance contracts at March 31, 2002 and December 31, 2001 were approximately zero based on management's estimates of future contract cash flows and experience. Due primarily to significant further equity market declines during the second quarter 2002, the estimated fair value of the GMIB reinsurance contracts (reported in the consolidated balance sheets in Other assets) increased to $138.0 million at June 30, 2002. This increase in estimated fair value of $138.0 million is reflected in Commissions, fees and other income in the consolidated statements of earnings for the three and six months ended June 30, 2002.

      Although SFAS No. 133 requires Equitable Life to record the GMIB reinsurance contracts at fair value, it does not allow reporting of Equitable Life's GMIB obligation to contractholders as an embedded derivative at fair value. Further, SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," prohibits the recording of a liability for the GMIB feature. The unrecorded estimated fair values of Equitable Life's GMIB feature, determined using the same estimation methodologies applied in the determination of the related reinsurance assets, were $191.0 million and approximately zero at June 30, 2002 and December 31, 2001, respectively. Therefore, the net fair values of the GMIB feature and related reinsurance were $(53.0) million and approximately zero as of June 30, 2002 and December 31, 2001, respectively. Since there is no readily available market for the GMIB feature or GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      Equitable Life also issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. As with GMIB, Equitable Life bears the risk that protracted under-performance of the financial markets could result in GMDB benefits being higher than what accumulated policyholder account balances would support. At June 30, 2002, Equitable Life had reinsured in the aggregate approximately 15.0% of its current exposure to the GMDB obligation on annuity contracts in-force. GMDB related policyholder benefits incurred, net of related reinsurance, were $19.4 million and $4.5 million for the six months ended June 30, 2002 and 2001, respectively. SFAS No. 133 does not permit reporting of Equitable Life's GMDB obligation to contractholders or GMDB reinsurance contracts at fair value, and SFAS No. 97 prohibits the recording of a liability for the GMDB feature. A proposed AICPA SOP, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "Proposed SOP"), however, would allow recording of a GMDB liability under certain circumstances. Based on management's understanding of the yet-to-be-adopted Proposed SOP, the unrecorded GMDB liabilities, net of reinsurance, were estimated to be $73.0 million and $28.0 million at June 30, 2002 and December 31, 2001, respectively. The determination of this estimated liability is based on proposed accounting guidance which is subject to change prior to release of a final document and is expected to be effective January 1, 2004 at the earliest. The determination of this liability is also based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The scope of coverage of a portion of Equitable Life's reinsurance for its exposure from its GMIB and GMDB features is currently the subject of a dispute between Equitable Life and one of its reinsurers representing approximately 20.0% of its June 30, 2002 liability exposure related to the GMIB feature and approximately 5.0% of its June 30, 2002 exposure to the GMDB obligation on annuity contracts in-force. That dispute is scheduled for arbitration in early 2003. Although the outcome cannot be predicted with certainty, the Company's management does not believe that the outcome of such arbitration will reduce its reinsurance coverage to an extent that would have a material effect on the Company's consolidated financial position or results of operations.


7)    FEDERAL INCOME TAXES

      Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate.

8)    STOCK APPRECIATION RIGHTS

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(14.5) million and $2.9 million for the second quarters of 2002 and 2001, and of $(8.5) million and $(33.2) million for the first half of 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended June 30, 2002 and 2001.

9)    LITIGATION

      There have been no new material legal proceedings and no material developments in specific litigations previously reported in the Company's Notes to Consolidated Financial Statements for the year ended December 31, 2001, except as described below:

      In FRANZE, in July 2002, the Court of Appeals reversed the District Court's decision certifying the class on the ground that the named plaintiffs lacked standing to assert claims against Equitable Life because their claims were time-barred. The case has been remanded to the District Court.

      In McEACHERN, in March 2002, plaintiff filed a motion to alter or amend the court's judgment and requested an additional 30 days to amend the complaint.

      In PATENAUDE, in May 2002, the United States Court of Appeals for the Ninth Circuit affirmed the judgment of the District Court which dismissed the complaint.

      In MALHOLTRA, in March 2002, defendants filed a motion to dismiss plaintiffs' amended complaint.

      In the Mississippi Actions, two additional lawsuits were filed in April and May 2002 respectively, one by 79 additional plaintiffs and the second, by four additional plaintiffs. In April 2002, Equitable Life filed a notice of removal of the case involving 79 plaintiffs from Mississippi State Court to the United States District Court for the Northern District of Mississippi. Plaintiffs' motion to remand was denied by the Federal District Court in June 2002. Plaintiffs' motion for reconsideration is pending before the District Court. In June 2002, an additional lawsuit was filed by 25 additional plaintiffs.

      In THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In FISCHEL, in May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for benefits under ERISA. The court directed the parties to file briefs in September 2002 addressing the relief to which plaintiffs are entitled in light of the May 2002 order.

      In HIRT, in April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Defendants responded to that motion in May 2002. Also, in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed.

      In IN RE AXA FINANCIAL, INC. SHAREHOLDERS LITIGATION, a hearing with respect to approval of the proposed settlement was held in March 2002. In May 2002, the court approved the settlement and in June 2002, one shareholder appealed.

      In UHRIK, a hearing with respect to approval of the proposed settlement was held in June 2002 and the court entered an Order and Final Judgment approving the settlement and dismissing the case. The deadline to appeal the Order and Final Judgment has passed.

      In MILLER, in April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the amended class action complaint. In May 2002, defendants filed a motion to dismiss the second amended complaint.

      Plaintiffs in the BENAK, ROY, ROFFE, TATEM and GISSEN cases have moved to consolidate the complaints and in May 2002, those cases were consolidated in the Federal District Court in the District of New Jersey. In July 2002, a complaint entitled PFEIFFER V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND ("Pfeiffer Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Pfeiffer Complaint are virtually identical to the Benak Complaint. Alliance believes the plaintiff's allegations in the Pfeiffer Complaint are without merit and intends to vigorously defend against these allegations.

      Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such litigations will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corporation Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. Alliance believes the allegations of the complaint as to it are without merit and intends to vigorously defend against these allegations. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial condition.

      In May, 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION V. ALLIANCE CAPITAL MANAGEMENT L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. In June 2002, Alliance moved to dismiss the SBA Complaint. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial condition.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect on the Company's consolidated results of operations in any particular period.

10)   BUSINESS SEGMENT INFORMATION

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes and minority interest to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                        THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                             JUNE 30,                           JUNE 30,
                                                 ---------------------------------  ----------------------------------
                                                      2002              2001             2002              2001
                                                 ---------------   ---------------  ---------------   ----------------
                                                                            (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance...............................  $    1,368.2      $   1,161.9      $    2,549.1      $   2,465.8
       Investment Services.....................         722.7            759.9           1,445.5          1,503.6
       Consolidation/elimination...............         (18.8)           (23.2)            (38.6)           (47.7)
                                                 ---------------   ---------------  ---------------   ----------------
       Total Revenues..........................  $    2,072.1      $   1,898.6      $    3,956.0      $   3,921.7
                                                 ===============   ===============  ===============   ================

       SEGMENT EARNINGS FROM CONTINUING
          OPERATIONS BEFORE FEDERAL INCOME
          TAXES AND MINORITY INTEREST:
       Insurance...............................  $      373.7      $     122.6      $      546.6      $     414.2
       Investment Services.....................         159.9            151.9             324.2            297.8
                                                 ---------------   ---------------  ---------------   ----------------
       Total Earnings from Continuing
          Operations before Federal Income
          Taxes and Minority Interest..........  $      533.6      $     274.5      $      870.8      $     712.0
                                                 ===============   ===============  ===============   ================




                                                                                   JUNE 30,          DECEMBER 31,
                                                                                     2002                2001
                                                                                ---------------    -----------------
                                                                                           (IN MILLIONS)

      ASSETS:
      Insurance.........................................................      $    81,604.7       $    84,572.2
      Investment Services...............................................           14,758.9            15,808.8
      Consolidation/elimination.........................................              (84.6)              (94.4)
                                                                             ------------------   ------------------
      Total Assets......................................................      $    96,279.0       $   100,286.6
                                                                             ==================   ==================

11)   RELATED PARTY TRANSACTIONS


      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $8.8 million, $16.7 million, $7.6 million and $12.6 million, respectively, for the second quarter and first six months of 2002 and of 2001.

      The Company paid $154.1 million, $312.8 million, $144.3 million and $304.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for the second quarter and first six months of 2002 and of 2001. The Company charged AXA Distribution's subsidiaries $111.8 million, $231.8 million, $121.6 million and $245.9 million, respectively, for their applicable share of operating expenses for the second quarter and first six months of 2002 and of 2001, pursuant to the Agreements for Services.

12)   COMPREHENSIVE INCOME


      The components of comprehensive income for second quarters 2002 and 2001 and the first half of 2002 and of 2001 are as follows:


                                                       THREE MONTHS ENDED                  SIX MONTHS ENDED
                                                            JUNE 30,                           JUNE 30,
                                                ---------------------------------  ---------------------------------
                                                     2002              2001             2002              2001
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)



      Net earnings............................. $      285.2      $     118.5      $      446.7      $      352.1
                                                ---------------   ---------------  ---------------   ---------------

      Change in unrealized gains (losses),
        net of reclassification adjustment.....        176.0            (94.1)             32.9              76.3
                                                ---------------   ---------------  ---------------   ---------------

      Other comprehensive income (loss)........        176.0            (94.1)             32.9              76.3
                                                ---------------   ---------------  ---------------   ---------------

      Comprehensive Income..................... $      461.2      $      24.4      $      479.6      $      428.4
                                                ===============   ===============  ===============   ===============

13)   SHAREHOLDER DIVIDENDS

      In second quarters 2002 and 2001, respectively, the Company paid cash shareholder dividends totaling $250.0 million and $1.5 billion.

Appendix I: Information on market performance

--------------------------------------------------------------------------------

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options, and the Portfolios and may compare the performance or ranking of those options and the Portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities, the Consumer Price Index and averages for peer universes of mutual funds;

o data developed by us derived from such indices or averages; or

o other appropriate types of securities (e.g., common stocks, long-term government bonds, long-term corporate bonds, intermediate term government bonds, and U.S. treasury bills).

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:
--------------------------------------------------------------------------------

Barron's
Morningstar's Variable Annuities/Life
Business Week
Forbes
Fortune
Institutional Investor
Money
Kiplinger's Personal Finance
Financial Planning
Investment Adviser

Investment Management Weekly
Money Management Letter
Investment Dealers Digest
National Underwriter
Pension & Investments
USA Today
Investor's Business Daily
The New York Times
The Wall Street Journal
The Los Angeles Times
The Chicago Tribune

--------------------------------------------------------------------------------
Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of Portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable
Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.


LONG-TERM MARKET TRENDS

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward.


                                   Appendix I: Information on market performance

                      (This page intentionally left blank)

Appendix II: An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.



                                               PAGE

   account value                                17
   Administrative office                         5
   age                                          28
   Allocation Date                              12
   alternative death benefit                    14
   amount at risk                               31
   anniversary                                  27
   assign; assignment                           26
   automatic transfer service                   18
   AXA Advisors, LLC                            13
   AXA Financial, Inc.                           4
   AXA Premier VIP Trust                     cover
   basis                                        22
   beneficiary                                  13
   business day                                 26
   Cash Surrender Value                         20
   Code                                         22
   collateral                                   20
   cost of insurance charge                     31
   cost of insurance rates                      31
   day                                          26
   default                                      10
   disruptive transfer activity                 30
   dollar cost averaging service                18
   EQAccess                                      5
   EQ Advisors Trust                         cover
   EQ Financial Consultants                     13
   Equitable Life                                4
   Equitable Access Account                     16
   extended no-lapse guarantee                  11
   face amount                                  12
   grace period                                 10
   guaranteed interest option                   13
   guarantee premium                            11
   Guaranteed Interest Account                  17
   Incentive Life(SM) '02                    cover
   insured person                               13
   investment funds                             12
   investment option                            12
   issue date                                   27
   lapse                                        10
   loan, loan interest                          20
   market timing                                30
   modified endowment contract                  22
   month, year                                  31
   monthly deduction                             8
   net cash surrender value                     21
   no-lapse guarantee                           11
   Option A, B                                  13
   our                                           2
   owner                                         2
   paid up                                      22
   paid up death benefit guarantee              11
   partial withdrawal                           21
   payment option                               16
   planned periodic premium                     10
   policy                                    cover
   Portfolio                                 cover

                                               PAGE

   premium payments                              10
   prospectus                                 cover
   rebalancing                                   27
   receive                                       26
   restore, restoration                          11
   rider                                         15
   SEC                                        cover
   Separate Account FP                           29
   state                                          2
   subaccount                                    29
   surrender                                     21
   surrender charge                               6
   target premium                                 6
   telephone transfers                           18
   transfers                                     18
   Trusts                                         0
   units                                         17
   unit values                                   17
   us                                             2
   variable investment option                    12
   we                                             2
   withdrawal                                    20
   you, your                                      2


                                  Appendix II: An index of key words and phrases

                      (This page intentionally left blank)

Appendix III: Hypothetical illustrations

--------------------------------------------------------------------------------

   ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                           AND ACCUMULATED PREMIUMS

The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A and death benefit option B. The amounts shown are for the end of each policy year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (0.87)%, 5.08% and 11.03%. These net annual rates of return do not reflect the mortality and expense risk charge or the other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses. The tables assume annual Planned Periodic Premiums that are paid at the beginning of each policy year for an insured person who is a 45 -year- old preferred risk male non-tobacco user when the policy is issued.

Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by Equitable Life will apply in each year illustrated, including Equitable's currently planned reduction in the policy's, mortality and expense risk charge after the 15th policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no decreases in coverage are requested and (iv) no change in the death benefit option is requested.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.50%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.37%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options. These rates reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios, as described in the footnotes to the fee table for the underlying portfolios in "Charges and expenses you will pay" earlier in this prospectus. Without those arrangements, the charges shown above would be higher. This would result in lower values than those shown in the following tables.

The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "More information about other matters," earlier in this prospectus.


                                  Appendix III: Hypothetical illustrations III-1

FLEXIBLE PREMIUM VARIABLE LIFE
$400,000 FACE AMOUNT


MALE, ISSUE AGE 45, PREFERRED, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION A DEATH BENEFIT
PLANNED PERIODIC PREMIUM: $5,210*
USING CURRENT CHARGES



                                      Death Benefit
                         ---------------------------------------
             Premiums          Assuming Hypothetical Gross
 End of    Accumulated        Annual Investment Return of:
 Policy   At 5% Interest ---------------------------------------
  Year       Per Year          0%           6%          12%
-------- --------------- ------------- ----------- -------------
     1       $  5,471      $ 400,000    $400,000    $  400,000
     2       $ 11,215      $ 400,000    $400,000    $  400,000
     3       $ 17,246      $ 400,000    $400,000    $  400,000
     4       $ 23,579      $ 400,000    $400,000    $  400,000
     5       $ 30,228      $ 400,000    $400,000    $  400,000
     6       $ 37,210      $ 400,000    $400,000    $  400,000
     7       $ 44,541      $ 400,000    $400,000    $  400,000
     8       $ 52,238      $ 400,000    $400,000    $  400,000
     9       $ 60,321      $ 400,000    $400,000    $  400,000
    10       $ 68,807      $ 400,000    $400,000    $  400,000
    20       $180,887      $ 400,000    $400,000    $  400,000
    25       $261,091      $ 400,000    $400,000    $  501,162
    30       $363,454      $ 400,000    $400,000    $  800,834
    35       $494,097      $ 400,000    $400,000    $1,339,082
    40       $660,835          **       $400,000    $2,249,257



                     Account Value                     Net Cash Surrender Value
         -------------------------------------- --------------------------------------
              Assuming Hypothetical Gross            Assuming Hypothetical Gross
              Annual Investment Return of:           Annual Investment Return of:
 End of  -------------------------------------- --------------------------------------
 Policy
  Year        0%           6%          12%           0%           6%          12%
-------- ------------ ----------- ------------- ------------ ----------- -------------
     1     $  3,605    $  3,855    $    4,106     $      0    $      0    $        0
     2     $  7,254    $  7,982    $    8,741     $      0    $    354    $    1,113
     3     $ 10,791    $ 12,231    $   13,792     $  3,163    $  4,603    $    6,164
     4     $ 14,205    $ 16,596    $   19,291     $  6,577    $  8,968    $   11,663
     5     $ 17,489    $ 21,073    $   25,276     $  9,861    $ 13,445    $   17,648
     6     $ 20,639    $ 25,661    $   31,792     $ 13,011    $ 18,033    $   24,164
     7     $ 23,673    $ 30,383    $   38,911     $ 17,952    $ 24,662    $   33,190
     8     $ 26,582    $ 35,234    $   46,689     $ 22,768    $ 31,420    $   42,875
     9     $ 29,358    $ 40,212    $   55,186     $ 27,451    $ 38,305    $   53,279
    10     $ 32,004    $ 45,323    $   64,481     $ 32,004    $ 45,323    $   64,481
    20     $ 57,848    $115,368    $  242,374     $ 57,848    $115,368    $  242,374
    25     $ 63,473    $160,881    $  432,037     $ 63,473    $160,881    $  432,037
    30     $ 59,752    $214,322    $  748,443     $ 59,752    $214,322    $  748,443
    35     $ 40,595    $279,278    $1,275,316     $ 40,595    $279,278    $1,275,316
    40         **      $364,847    $2,142,149         **      $364,847    $2,142,149

----------
 * The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


III-2 Appendix III: Hypothetical illustrations

FLEXIBLE PREMIUM VARIABLE LIFE
$400,000 FACE AMOUNT


MALE, ISSUE AGE 45, PREFERRED, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION A DEATH BENEFIT
PLANNED PERIODIC PREMIUM: $5,210*
USING MAXIMUM CHARGES



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year          0%            6%           12%
-------- --------------- ------------- ------------- -------------
     1       $  5,471      $ 400,000     $ 400,000    $  400,000
     2       $ 11,215      $ 400,000     $ 400,000    $  400,000
     3       $ 17,246      $ 400,000     $ 400,000    $  400,000
     4       $ 23,579      $ 400,000     $ 400,000    $  400,000
     5       $ 30,228      $ 400,000     $ 400,000    $  400,000
     6       $ 37,210      $ 400,000     $ 400,000    $  400,000
     7       $ 44,541      $ 400,000     $ 400,000    $  400,000
     8       $ 52,238      $ 400,000     $ 400,000    $  400,000
     9       $ 60,321      $ 400,000     $ 400,000    $  400,000
    10       $ 68,807      $ 400,000     $ 400,000    $  400,000
    20       $180,887      $ 400,000     $ 400,000    $  400,000
    25       $261,091           **       $ 400,000    $  400,000
    30       $363,454                         **      $  436,732
    35       $494,097                                 $  726,007
    40       $660,835                                 $1,192,831



                      Account Value                     Net Cash Surrender Value
         --------------------------------------- ---------------------------------------
               Assuming Hypothetical Gross             Assuming Hypothetical Gross
              Annual Investment Return of:            Annual Investment Return of:
 End of  --------------------------------------- ---------------------------------------
 Policy
  Year        0%           6%           12%           0%           6%           12%
-------- ------------ ------------ ------------- ------------ ------------ -------------
     1     $  2,799     $  3,024    $    3,250     $      0     $      0    $        0
     2     $  5,575     $  6,201    $    6,856     $      0     $      0    $        0
     3     $  8,202     $  9,409    $   10,723     $    574     $  1,781    $    3,095
     4     $ 10,677     $ 12,643    $   14,873     $  3,049     $  5,015    $    7,245
     5     $ 12,986     $ 15,892    $   19,323     $  5,358     $  8,264    $   11,695
     6     $ 15,123     $ 19,145    $   24,095     $  7,495     $ 11,517    $   16,467
     7     $ 17,068     $ 22,384    $   29,205     $ 11,347     $ 16,663    $   23,484
     8     $ 18,799     $ 25,582    $   34,666     $ 14,985     $ 21,768    $   30,852
     9     $ 20,297     $ 28,720    $   40,500     $ 18,390     $ 26,813    $   38,593
    10     $ 21,529     $ 31,759    $   46,716     $ 21,529     $ 31,759    $   46,716
    20     $ 17,973     $ 56,278    $  148,806     $ 17,973     $ 56,278    $  148,806
    25         **       $ 47,305    $  242,743         **       $ 47,305    $  242,743
    30                      **      $  408,161                      **      $  408,161
    35                              $  691,435                              $  691,435
    40                              $1,136,029                              $1,136,029

----------
 * The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                  Appendix III: Hypothetical illustrations III-3

FLEXIBLE PREMIUM VARIABLE LIFE
$400,000 FACE AMOUNT


MALE, ISSUE AGE 45, PREFERRED, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION B DEATH BENEFIT
PLANNED PERIODIC PREMIUM: $5,210*
USING CURRENT CHARGES



                                      Death Benefit
                         ---------------------------------------
             Premiums          Assuming Hypothetical Gross
 End of    Accumulated        Annual Investment Return of:
 Policy   At 5% Interest ---------------------------------------
  Year       Per Year          0%           6%          12%
-------- --------------- ------------- ----------- -------------
     1       $  5,471      $ 403,599    $403,849    $  404,100
     2       $ 11,215      $ 407,238    $407,964    $  408,721
     3       $ 17,246      $ 410,757    $412,192    $  413,747
     4       $ 23,579      $ 414,146    $416,526    $  419,208
     5       $ 30,228      $ 417,396    $420,957    $  425,134
     6       $ 37,210      $ 420,501    $425,483    $  431,564
     7       $ 44,541      $ 423,479    $430,123    $  438,566
     8       $ 52,238      $ 426,320    $434,870    $  446,186
     9       $ 60,321      $ 429,016    $439,716    $  454,473
    10       $ 68,807      $ 431,565    $444,663    $  463,493
    20       $180,887      $ 455,149    $509,398    $  628,852
    25       $261,091      $ 458,046    $546,083    $  791,107
    30       $363,454      $ 449,946    $579,917    $1,047,771
    35       $494,097      $ 425,153    $602,945    $1,453,922
    40       $660,835           **      $597,978    $2,093,180



                     Account Value                     Net Cash Surrender Value
         -------------------------------------- --------------------------------------
              Assuming Hypothetical Gross            Assuming Hypothetical Gross
              Annual Investment Return of:           Annual Investment Return of:
 End of  -------------------------------------- --------------------------------------
 Policy
  Year        0%           6%          12%           0%           6%          12%
-------- ------------ ----------- ------------- ------------ ----------- -------------
     1     $  3,599    $  3,849    $    4,100     $      0    $      0    $        0
     2     $  7,238    $  7,964    $    8,721     $      0    $    336    $    1,093
     3     $ 10,757    $ 12,192    $   13,747     $  3,129    $  4,564    $    6,119
     4     $ 14,146    $ 16,526    $   19,208     $  6,518    $  8,898    $   11,580
     5     $ 17,396    $ 20,957    $   25,134     $  9,768    $ 13,329    $   17,506
     6     $ 20,501    $ 25,483    $   31,564     $ 12,873    $ 17,855    $   23,936
     7     $ 23,479    $ 30,123    $   38,566     $ 17,758    $ 24,402    $   32,845
     8     $ 26,320    $ 34,870    $   46,186     $ 22,506    $ 31,056    $   42,372
     9     $ 29,016    $ 39,716    $   54,473     $ 27,109    $ 37,809    $   52,566
    10     $ 31,565    $ 44,663    $   63,493     $ 31,565    $ 44,663    $   63,493
    20     $ 55,149    $109,398    $  228,852     $ 55,149    $109,398    $  228,852
    25     $ 58,046    $146,083    $  391,107     $ 58,046    $146,083    $  391,107
    30     $ 49,946    $179,917    $  647,771     $ 49,946    $179,917    $  647,771
    35     $ 25,153    $202,945    $1,053,922     $ 25,153    $202,945    $1,053,922
    40         **      $197,978    $1,693,180         **      $197,978    $1,693,180

----------
 * The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


III-4 Appendix III: Hypothetical illustrations

FLEXIBLE PREMIUM VARIABLE LIFE
$400,000 FACE AMOUNT


MALE, ISSUE AGE 45, PREFERRED, NON-TOBACCO USER UNDERWRITING RISK CLASS


OPTION B DEATH BENEFIT
PLANNED PERIODIC PREMIUM: $5,210*
USING MAXIMUM CHARGES



                                      Death Benefit
                         ---------------------------------------
             Premiums          Assuming Hypothetical Gross
 End of    Accumulated        Annual Investment Return of:
 Policy   At 5% Interest ---------------------------------------
  Year       Per Year          0%            6%          12%
-------- --------------- ------------- ------------- -----------
     1       $  5,471      $ 402,787     $ 403,010    $403,235
     2       $ 11,215      $ 405,539     $ 406,161    $406,811
     3       $ 17,246      $ 408,131     $ 409,326    $410,628
     4       $ 23,579      $ 410,557     $ 412,499    $414,701
     5       $ 30,228      $ 412,804     $ 415,664    $419,040
     6       $ 37,210      $ 414,863     $ 418,807    $423,659
     7       $ 44,541      $ 416,713     $ 421,904    $428,560
     8       $ 52,238      $ 418,331     $ 424,923    $433,744
     9       $ 60,321      $ 419,696     $ 427,837    $439,213
    10       $ 68,807      $ 420,773     $ 430,601    $444,955
    20       $180,887      $ 414,243     $ 446,812    $525,373
    25       $261,091           **       $ 427,199    $571,582
    30       $363,454                         **      $602,305
    35       $494,097                                 $575,350
    40       $660,835                                 $414,229



                     Account Value                   Net Cash Surrender Value
         ------------------------------------- -------------------------------------
              Assuming Hypothetical Gross           Assuming Hypothetical Gross
             Annual Investment Return of:          Annual Investment Return of:
 End of  ------------------------------------- -------------------------------------
 Policy
  Year        0%           6%          12%          0%           6%          12%
-------- ------------ ------------ ----------- ------------ ------------ -----------
     1     $  2,787     $  3,010    $  3,235     $      0     $      0    $      0
     2     $  5,539     $  6,161    $  6,811     $      0     $      0    $      0
     3     $  8,131     $  9,326    $ 10,628     $    503     $  1,698    $  3,000
     4     $ 10,557     $ 12,499    $ 14,701     $  2,929     $  4,871    $  7,073
     5     $ 12,804     $ 15,664    $ 19,040     $  5,176     $  8,036    $ 11,412
     6     $ 14,863     $ 18,807    $ 23,659     $  7,235     $ 11,179    $ 16,031
     7     $ 16,713     $ 21,904    $ 28,560     $ 10,992     $ 16,183    $ 22,839
     8     $ 18,331     $ 24,923    $ 33,744     $ 14,517     $ 21,109    $ 29,930
     9     $ 19,696     $ 27,837    $ 39,213     $ 17,789     $ 25,930    $ 37,306
    10     $ 20,773     $ 30,601    $ 44,955     $ 20,773     $ 30,601    $ 44,955
    20     $ 14,243     $ 46,812    $125,373     $ 14,243     $ 46,812    $125,373
    25         **       $ 27,199    $171,582         **       $ 27,199    $171,582
    30                      **      $202,305                      **      $202,305
    35                              $175,350                              $175,350
    40                              $ 14,229                              $ 14,229

----------
 * The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                  Appendix III: Hypothetical illustrations III-5

                      (This page intentionally left blank)

                                    Part II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable Life represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Life under the Policies. Equitable Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable Life to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 373-17663 on March 1, 1999.

The Incentive Life '02 Prospectus dated October 21, 2002 (retail channel) consisting of 157 pages.

The Incentive Life '02 Prospectus dated October 21, 2002 (wholesale channel) consisting of 238 pages.

The Incentive Life Prospectus (retail channel) dated May 1, 2002 consisting of 162 pages, previously filed with this Registration Statement, File No. 333-17663 on April 12, 2002.

The Incentive Life Prospectus (wholesale channel) dated May 1, 2002 consisting of 163 pages, previously filed with this Registration Statement, File No. 333-17663 on April 12, 2002.

The IL COLI Prospectus (all channels) dated May 1, 2002 consisting of 160 pages, previously filed with this Registration Statement, File No. 333-17663 on April 12, 2002.

Supplement dated May 1, 2002 relating to New York policies consisting of 2 pages, previously filed with this Registration Statement, File No. 333-17663 on April 12, 2002.

Supplement (Accounting Benefit Rider) dated May 1, 2002 relating to Incentive Life Prospectuses consisting of 1 page, previously filed with this Registration Statement, File No. 333-17663 on April 12, 2002.

Supplement (in-force A) dated May 1, 2002 relating to Incentive Life, Incentive Life Plus, and IL COLI Prospectuses consisting of 132 pages, previously filed with this Registration Statement, File No. 333-17663 on April 12, 2002.

Supplement (in-force B) dated May 1, 2002 relating to Incentive Life Prospectus consisting of 133 pages, previously filed with this Registration Statement, File No. 333-17663 on April 12, 2002.

Supplement (in-force - wholesale) dated May 1, 2002 relating to Incentive Life and Incentive Life Plus Prospectuses consisting of 127 pages, previously filed with this Registration Statement, File No. 333-17663 on April 12, 2002.

Supplement dated May 1, 2002 relating to IL COLI Prospectuses, consisting of 1 page, previously filed with this Registration Statement, File No.
333-17663 on April 12, 2002.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

The signatures.

Written Consents of the following persons:

Opinion and Consent of Brian Lessing, FSA, MAAA Vice President and Actuary (See
Exhibit 2(b)(x).

Independent Public Accountants (See Exhibit 6).

The following exhibits: Exhibits required by Article IX, paragraph A of Form N-8B-2:

        1-A(1)(a)(i)            Certified resolution re Authority to Market
                                Variable Life Insurance and Establish Separate
                                Accounts, previously filed with this
                                Registration Statement File No. 333-17663 on
                                December 11, 1996.

        1-A(2)                  Inapplicable.

        1-A(3)(a)               See Exhibit 1-A(8).

        1-A(3)(b)               Broker-Dealer and General Agent Sales Agreement, previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(3)(c)               See Exhibit 1-A(8)(i).

        1-A(4)                  Inapplicable.

+       1-A(5)(a)(i)            Flexible Premium Variable Life Insurance Policy
                                (94-300) (Incentive Life Plus) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663
                                on December 11, 1996.

+       1-A(5)(a)(ii)           Flexible Premium Variable Life Insurance Policy
                                (94-300) (Incentive Life Plus) (Equitable), previously filed with this Registration
                                Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(a)(iii)          Flexible Premium Variable Life Insurance Policy
                                (95-300) (Corporate Incentive Life) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(a)(iv)           Flexible Premium Variable Life Insurance Policy
                                (95-300) (Corporate Incentive Life) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(a)(v)            Flexible Premium Variable Life Insurance Policy
                                (85-300) (Equitable Variable), previously filed with this Registration Statement File
                                No. 333-17663 on December 11, 1996.

        1-A(5)(a)(vi)           Flexible Premium Variable Life Insurance Policy (99-300), previously filed with this
                                Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(a)(vii)          Form of Flexible Premium Variable Life Insurance Policy for Incentive Life '02 (02-300), previously filed with this Registration Statement File No. 333-17663 on August 9, 2002.

        1-A(5)(b)               Name Change Endorsement (S.97-1), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(c)               Option to Purchase Additional Insurance Rider
                                (R94-204) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(d)               Option to Purchase Additional Insurance Rider
                                (R94-204) (Equitable), previously filed with
                                this Registration Statement File No. 333-17663
                                on December 11, 1996.

+       1-A(5)(e)               Substitution of Insured Rider (R94-212) (Equitable Variable),
                                previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(f)               Substitution of Insured Rider (R94-212) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(g)               Renewable Term Insurance Rider on the Insured
                                (R94-215) (Equitable Variable), previously filed with this Registration Statement File
                                No. 333-17663 on December 11, 1996.

+       1-A(5)(h)               Renewable Term Insurance Rider on the Insured
                                (R94-215) (Equitable), previously filed with
                                this Registration Statement File No. 333-17663
                                on December 11, 1996.

+       1-A(5)(i)               Disability Rider - Waiver of Monthly Deductions
                                (R94-216) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(j)               Disability Rider - Waiver of Monthly Deductions
                                (R94-216) (Equitable), previously filed with this Registration
                                Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(k)               Disability Rider - Waiver of Premiums (R94-216A) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

+       1-A(5)(l)               Disability Rider - Waiver of Premiums (R94-216A) (Equitable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.


-----------------------
+State variations not included

 +      1-A(5)(m)               Yearly Renewable Term Insurance Rider on the Insured (R94-220) (Equitable
                                Variable), previously filed with this Registration Statement File No. 333-17663 on
                                December 11, 1996.

 +      1-A(5)(n)               Yearly Renewable Term Insurance Rider on the Insured (R94-220) (Equitable),
                                previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        1-A(5)(o)               Accelerated Death Benefit Rider (R94-102) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(p)               Accelerated Death Benefit Rider (R94-102) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(q)               Designated Insured Option Rider (R91-107) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(r)               Designated Insured Option Rider (R91-107) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(s)               Accounting Benefit Rider (S.94-118) (Equitable Variable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(t)               Accounting Benefit Rider (S.94-118) (Equitable), previously filed with this
                                Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(u)               Limitation on Amount of Insurance Rider (R85-406) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(v)               Exchange Privilege Rider (R85-405) (for use with Policy 85-300) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        1-A(5)(w)               Disability Rider - Waiver of Monthly Deductions (R85-408) (for use with Policy 85-300)
                                (Equitable Variable), previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.

        1-A(5)(x)               Pro Rata Surrender Charge Endorsement (S.87-289) (for use with Policy 85-300)
                                (Equitable Variable), previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.

        1-A(5)(y)               Asset Allocation Endorsement (S.89-301) (for use with Policy 85-300) (Equitable
                                Variable), previously filed with this Registration Statement File No. 333-17663 on
                                December 11, 1996.

        1-A(5)(z)               Investment Options Rider and Guaranteed Interest Division Transfer Rider
                                (R.89-303)(for use with Policy No. 85-300) (Equitable Variable), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(5)(z)(ii)           Face Amount Increase Endorsement (S.99-30), previously filed with this Registration
                                Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(z)(iii)          Table of Guaranteed Payments Endorsement (S.99-33), previously filed with this
                                Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(z)(iv)           Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), previously filed with this Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(z)(v)            Form of Enhanced Death Benefit Guarantee Rider (R99-100), previously filed with this
                                Registration Statement File No. 333-17663 on March 1, 1999.

        1-A(5)(z)(vi)           Form of Paid Up Death Benefit Guarantee Endorsement for Incentive Life '02 (S.02-60), previously filed with this Registration Statement File No. 333-17663 on August 9, 2002.

        1-A(6)(a)               Declaration and Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement File No. 333-17663 on April 30, 1997.

        1-A(6)(b)               By-Laws of Equitable, as amended November 21, 1996, previously filed with this
                                Registration Statement File No. 333-17663 on April 30, 1997.

        1-A(7)                  Inapplicable.

-----------------------
+State variations not included


        1-A(8)                  Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA
                                Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        1-A(8)(i)               Schedule of Commissions, previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.

        1-A(9)(a)               Agreement and Plan of Merger of Equitable Variable with and into Equitable dated
                                September 19, 1996, previously filed with this Registration Statement File No.
                                333-17663 on December 11, 1996.

        1-A(9)(b)               Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable
                                Distributors, Inc. (now AXA Distributors LLC) and EQ Financial Consultants, Inc. (now AXA Advisors,
                                LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A
                                (File Nos. 333-17217 and 811-07953), filed on August 28, 1997.

        1-A(9)(c)               Form of Participation Agreement among AXA Premier VIP Trust, The Equitable Life Assurance Society
                                of the United States, Equitable Distributors, Inc., AXA Distributors LLC, and AXA Advisors, LLC,
                                incorporated by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730, filed on December 5, 2001.

        1-A(9)(d)               Form of Participation Agreement among The Equitable Life Assurance Society of the United States,
                                The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc.

        1-A(9)(e)               Form of Participation Agreement among OCC Accumulation Trust, Equitable Life Assurance Society of
                                the United States, OCC Distributors LLC and OPCAP Advisors LLC.

        1-A(10)(a)              Application EV4-200Y (Equitable Variable), previously filed with this Registration
                                Statement File No. 333-17663 on December 11, 1996.

        1-A(10)(b)              Application EV4-200Y (Equitable), previously filed with this Registration Statement
                                File No. 333-17663 on December 11, 1996.

        1-A(10)(b)(ii)          Form of Application (AXAV1-2002), previusly filed with this Registration Statement, File No.
                                333-17663, on August 9, 2002.


        1-A(10)(c)              Distribution Agreement for services by The Equitable Life Assurance Society of the United States to
                                AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with this
                                Registration Statement File No. 333-17663 on April 19, 2001.

        1-A(10)(d)              Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life
                                Assurance Society of the United States dated January 1, 2000, previously filed with this
                                Registration Statement File No. 333-17663 on April 19, 2001.

        1-A(11)                 The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

        2(a)(i)                 Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel
                                of Equitable, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        2(a)(ii)                Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel
                                of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 30, 1997.

        2(a)(iii)               Opinion and Consent of William Schor, Vice President and Associate General Counsel of
                                Equitable, previously filed with this Registration Statement, File No. 333-17663, filed April 30, 1999.

        2(a)(iv)                Opinion and Consent of William Schor, Vice President and Associate General Counsel of
                                Equitable, previously filed with this Registration Statement, File No. 333-17663 on
                                July 26, 1999.

        2(a)(v)                 Opinion and Consent of William Schor, Vice President and Associate General Counsel of
                                Equitable, previously filed with this Registration Statement, File No. 333-17663 on
                                August 30, 1999.

        2(a)(vi)                Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 28, 2000.

        2(a)(vii)               Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable. Previously filed with this Registration Statement File No. 333-17663 on April 12, 2002.

        2(b)(i)                 Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        2(b)(ii)                Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable relating to
                                Exhibit 2(b)(i), previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

        2(b)(iii)               Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on December 11,
                                1996.

        2(b)(iv)                Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on April 30,
                                1997.

        2(b)(v)                 Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable,
                                previously filed with this Registration Statement File No. 333-17663 on May 1, 1998.

        2(b)(vi)                Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President of Equitable,
                                previously filed with this Registration Statement, File No. 333-17663, on April 30, 1999.

        2(b)(vii)               Opinion and Consent of Barbara Fraser, FSA, MAAA, Vice President and Senior
                                Actuary of Equitable, previously filed with this Registration Statement File No. 333-17663 on April 19, 2001.

        2(b)(viii)              Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of Equitable (relating to Incentive Life Policies), previusly filed with this Registration Statement. File No. 333-17663 on April 12, 2002.

        2(b)(ix)                Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of Equitable (relating to IL COLI policies), previously filed with this Registration Statement. File No. 333-17663 on April 12, 2002.

        2(b)(x)                 Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of Equitable (relating to Incentive Life '02 policies).

        3                       Inapplicable.

        4                       Inapplicable.

        6                       Consent of Independent Public Accountants.

        7(a)                    Powers-of-Attorney, previously filed with this Registration Statement File No. 333-17663 on April 28, 2000.

        7(b)                    Power of Attorney for Claus-Michael Dill, previously filed with this Registration
                                Statement File No. 333-17663 on April 19, 2001.

        7(c)                    Power of Attorney for Christopher M. Condron incorporated herein by reference to Exhibit 10(c)
                                to the Registration Statement, (File No. 333-61380) on Form N-4, May 22, 2001.

        7(d)                    Power of Attorney for Bruce W. Calvert incorporated herein by reference to Exhibit 23(f)
                                to the Registration Statement on Form S-3 (File No. 333-67876), filed on August 17, 2001.

                                      II-4

        8                       Description of Equitable's Issuance,
                                Transfer and Redemption Procedures for Flexible
                                Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii)
                                under the Investment Company Act of 1940, previously
                                filed with this Registration Statement File No. 333-17663
                                on December 11, 1996.

        9(a)                    Illustration of Policy Benefits - Incentive Life, previously filed with this Registration
                                Statement, File No. 333-17663, on April 30, 1999.

        9(b)                    Illustration of Policy Benefits - Incentive Life Plus, previously filed with this Registration
                                Statement, File No. 333-17663, on April 30, 1999.

        9(c)                    Illustration of Policy Benefits for Incentive Life, previously filed with this Registration
                                Statement File No. 333-17663 on April 19, 2001.

        9(d)                    Illustration of Policy Benefits for Incentive Life, previously filed with the Registration Statement
                                File No. 333-17663 on April 12, 2002.

        9(e)                    Illustration of Policy Benefits for IL COLI, previously filed with the Registration Statement
                                File No. 333-17663 on April 12, 2002.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 8th day of October, 2002.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                     (REGISTRANT)

 [SEAL]                              By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)



                                     By:   /s/ Robin M. Wagner
                                           ------------------------------
                                              (Robin M. Wagner)
                                               Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Vice President and
             Assistant Secretary
             October 8, 2002

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 8th day of October, 2002.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                            (DEPOSITOR)


                                            By:  /s/  Robin M. Wagner
                                                --------------------------------
                                                     (Robin M. Wagner)
                                                      Vice President


      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President and
                                    Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

 *Alvin H. Fenichel                 Senior Vice President and Controller




DIRECTORS:


*Bruce W. Calvert        *Norman C. Francis           *George T. Lowy
*Francoise Colloc'h       John C. Graves               Scott D. Miller
*Christopher M. Condron  *Donald J. Greene            *Didier Pineau-Valencienne
*Henri de Castries       *John T. Hartley .           *George J. Sella, Jr.
*Claus-Michael Dill      *John H.F. Haskell, Jr       *Peter J. Tobin
*Joseph L. Dionne        *Mary R. (Nina) Henderson    *Stanley B. Tulin
*Denis Duverne           *W. Edwin Jarmain
*Jean-Rene Fourtou        Christina Johnson




*By:  /s/ Robin M. Wagner
     -----------------------
         (Robin M. Wagner)
          Attorney-in-Fact
          October 8, 2002

                                  EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                        -------------

1-A(9)(d)      Form of Participation Agreement                    EX-99.1A9d
1-A(9)(e)      Form of Participation Agreement                    EX-99.1A9e
2(b)(x)        Actuarial Opinion and Consent                      EX-99.2bx
6              Consent of Independent Public Accountants          EX-99.6